UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1.    Schedules of Investments.

Bull ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (49.3%)
3M Co. (Miscellaneous Manufacturing)	2,091	$183,172
Abbott Laboratories (Pharmaceuticals)	5,166	338,476
Abercrombie & Fitch Co. - Class A (Retail)	287	8,776
Accenture PLC - Class A (Computers)	2,091	140,954
ACE, Ltd. (Insurance)	1,107	87,066
Adobe Systems, Inc.* (Software)	1,640	55,760
Advanced Micro Devices, Inc.* (Semiconductors)	1,968	4,034
Aetna, Inc. (Healthcare - Services)	1,107	48,376
AFLAC, Inc. (Insurance)	1,558	77,557
Agilent Technologies, Inc. (Electronics)	1,148	41,316
AGL Resources, Inc. (Gas)	369	15,066
Air Products & Chemicals, Inc. (Chemicals)	697	54,038
Airgas, Inc. (Chemicals)	246	21,887
Akamai Technologies, Inc.* (Internet)	574	21,806
Alcoa, Inc. (Mining)	3,526	30,218
Alexion Pharmaceuticals, Inc.* (Biotechnology)	656	59,289
Allegheny Technologies, Inc. (Iron/Steel)	369	9,723
Allergan, Inc. (Pharmaceuticals)	1,025	92,168
Allstate Corp. (Insurance)	1,599	63,928
Altera Corp. (Semiconductors)	1,066	32,492
Altria Group, Inc. (Agriculture)	6,724	213,823
Amazon.com, Inc.* (Internet)	1,189	276,822
Ameren Corp. (Electric)	820	26,962
American Electric Power, Inc. (Electric)	1,599	71,060
American Express Co. (Diversified Financial Services)	3,239	181,286
American International Group, Inc.* (Insurance)	3,854	134,619
American Tower Corp. (REIT)	1,312	98,780
Ameriprise Financial, Inc. (Diversified Financial Services)	697	40,684
AmerisourceBergen Corp. (Pharmaceuticals)	820	32,341
Amgen, Inc. (Biotechnology)	2,542	219,998
Amphenol Corp. - Class A (Electronics)	533	32,049
Anadarko Petroleum Corp. (Oil & Gas)	1,640	112,848
Analog Devices, Inc. (Semiconductors)	984	38,484
Aon PLC (Insurance)	1,066	57,511
Apache Corp. (Oil & Gas)	1,271	105,175
Apartment Investment and Management Co. - Class A (REIT)	492	13,131
Apollo Group, Inc.* - Class A (Commercial Services)	328	6,586
Apple Computer, Inc. (Computers)	3,075	1,829,934
Applied Materials, Inc. (Semiconductors)	4,100	43,460
Archer-Daniels-Midland Co. (Agriculture)	2,173	58,323
Assurant, Inc. (Insurance)	287	10,851
AT&T, Inc. (Telecommunications)	19,024	658,039
Autodesk, Inc.* (Software)	738	23,498
Automatic Data Processing, Inc. (Commercial Services)	1,599	92,406
AutoNation, Inc.* (Retail)	123	5,461
AutoZone, Inc.* (Retail)	123	46,125
AvalonBay Communities, Inc. (REIT)	328	44,464
Avery Dennison Corp. (Household Products/Wares)	328	10,621
Avon Products, Inc. (Cosmetics/Personal Care)	1,435	22,228
Baker Hughes, Inc. (Oil & Gas Services)	1,435	60,227
Ball Corp. (Packaging & Containers)	492	21,073
Bank of America Corp. (Banks)	35,588	331,680
Bank of New York Mellon Corp. (Banks)	3,895	96,245
Bard (C.R.), Inc. (Healthcare - Products)	246	23,663
Baxter International, Inc. (Healthcare - Products)	1,804	112,985
BB&T Corp. (Banks)	2,296	66,469
Beam, Inc. (Beverages)	533	29,613
Becton, Dickinson & Co. (Healthcare - Products)	656	49,646
Bed Bath & Beyond, Inc.* (Retail)	779	44,933
Bemis Co., Inc. (Packaging & Containers)	328	10,840
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,068	523,972
Best Buy Co., Inc. (Retail)	861	13,096
Big Lots, Inc.* (Retail)	205	5,972
Biogen Idec, Inc.* (Biotechnology)	779	107,673
BlackRock, Inc. (Diversified Financial Services)	410	77,769
BMC Software, Inc.* (Software)	492	20,024
Boeing Co. (Aerospace/Defense)	2,214	155,954
BorgWarner, Inc.* (Auto Parts & Equipment)	369	24,288
Boston Properties, Inc. (REIT)	492	52,300
Boston Scientific Corp.* (Healthcare - Products)	4,674	24,024
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,535	184,039
Broadcom Corp. - Class A (Semiconductors)	1,681	53,010
Brown-Forman Corp. (Beverages)	492	31,518
C.H. Robinson Worldwide, Inc. (Transportation)	533	32,156
CA, Inc. (Software)	1,148	25,853
Cablevision Systems Corp. NY - Class A (Media)	697	12,142
Cabot Oil & Gas Corp. (Oil & Gas)	697	32,745
Cameron International Corp.* (Oil & Gas Services)	820	41,525
Campbell Soup Co. (Food)	615	21,691
Capital One Financial Corp. (Banks)	1,927	115,948
Cardinal Health, Inc. (Pharmaceuticals)	1,107	45,531
CareFusion Corp.* (Healthcare - Products)	738	19,601
CarMax, Inc.* (Retail)	738	24,908
Carnival Corp. - Class A (Leisure Time)	1,476	55,911
Caterpillar, Inc. (Machinery - Construction & Mining)	2,173	184,292
CBRE Group, Inc.* - Class A (Real Estate)	984	17,732
CBS Corp. - Class B (Media)	1,968	63,763
Celgene Corp.* (Biotechnology)	1,435	105,214
CenterPoint Energy, Inc. (Gas)	1,394	30,208
CenturyLink, Inc. (Telecommunications)	2,050	78,679
Cerner Corp.* (Software)	492	37,485

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CF Industries Holdings, Inc. (Chemicals)	205	$42,064
Chesapeake Energy Corp. (Oil & Gas)	1,722	34,888
Chevron Corp. (Oil & Gas)	6,478	713,940
Chipotle Mexican Grill, Inc.* (Retail)	123	31,307
CIGNA Corp. (Healthcare - Services)	943	48,093
Cincinnati Financial Corp. (Insurance)	492	19,601
Cintas Corp. (Textiles)	369	15,428
Cisco Systems, Inc. (Telecommunications)	17,466	299,367
Citigroup, Inc. (Banks)	9,676	361,786
Citrix Systems, Inc.* (Software)	615	38,013
Cliffs Natural Resources, Inc. (Iron/Steel)	451	16,358
Clorox Co. (Household Products/Wares)	410	29,643
CME Group, Inc. (Diversified Financial Services)	1,025	57,328
CMS Energy Corp. (Electric)	861	20,940
Coach, Inc. (Apparel)	943	52,855
Coca-Cola Co. (Beverages)	12,792	475,606
Coca-Cola Enterprises, Inc. (Beverages)	902	28,359
Cognizant Technology Solutions Corp.* (Computers)	984	65,584
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,476	154,921
Comcast Corp. - Class A (Media)	8,815	330,650
Comerica, Inc. (Banks)	656	19,555
Computer Sciences Corp. (Computers)	533	16,230
ConAgra Foods, Inc. (Food)	1,353	37,668
ConocoPhillips (Oil & Gas)	4,018	232,441
CONSOL Energy, Inc. (Coal)	738	25,948
Consolidated Edison, Inc. (Electric)	984	59,414
Constellation Brands, Inc.* (Beverages)	492	17,387
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	533	39,943
Corning, Inc. (Telecommunications)	4,920	57,810
Costco Wholesale Corp. (Retail)	1,435	141,247
Coventry Health Care, Inc. (Healthcare - Services)	451	19,682
Covidien PLC (Healthcare - Products)	1,599	87,865
Crown Castle International Corp.* (Telecommunications)	984	65,682
CSX Corp. (Transportation)	3,444	70,499
Cummins, Inc. (Machinery - Diversified)	574	53,715
CVS Caremark Corp. (Retail)	4,182	194,045
D.R. Horton, Inc. (Home Builders)	902	18,906
Danaher Corp. (Miscellaneous Manufacturing)	1,927	99,684
Darden Restaurants, Inc. (Retail)	410	21,574
DaVita, Inc.* (Healthcare - Services)	287	32,293
Dean Foods Co.* (Food)	615	10,357
Deere & Co. (Machinery - Diversified)	1,312	112,097
Dell, Inc. (Computers)	4,797	44,276
Denbury Resources, Inc.* (Oil & Gas)	1,271	19,484
DENTSPLY International, Inc. (Healthcare - Products)	451	16,615
Devon Energy Corp. (Oil & Gas)	1,230	71,598
Diamond Offshore Drilling, Inc. (Oil & Gas)	246	17,033
DIRECTV* (Media)	2,091	106,871
Discover Financial Services (Diversified Financial Services)	1,681	68,921
Discovery Communications, Inc.* - Class A (Media)	820	48,396
Dollar Tree, Inc.* (Retail)	779	31,059
Dominion Resources, Inc. (Electric)	1,886	99,542
Dover Corp. (Miscellaneous Manufacturing)	615	35,805
Dr. Pepper Snapple Group, Inc. (Beverages)	697	29,866
DTE Energy Co. (Electric)	574	35,645
Duke Energy Corp. (Electric)	2,337	153,517
Dun & Bradstreet Corp. (Software)	164	13,291
E*TRADE Financial Corp.* (Diversified Financial Services)	861	7,198
E.I. du Pont de Nemours & Co. (Chemicals)	3,075	136,899
Eastman Chemical Co. (Chemicals)	492	29,146
Eaton Corp. (Miscellaneous Manufacturing)	1,107	52,273
eBay, Inc.* (Internet)	3,813	184,130
Ecolab, Inc. (Chemicals)	861	59,926
Edison International (Electric)	1,066	50,038
Edwards Lifesciences Corp.* (Healthcare - Products)	369	32,040
Electronic Arts, Inc.* (Software)	1,066	13,165
Eli Lilly & Co. (Pharmaceuticals)	3,362	163,494
EMC Corp.* (Computers)	6,929	169,206
Emerson Electric Co. (Electrical Components & Equipment)	2,419	117,152
Ensco PLCADR - Class A (Oil & Gas)	779	45,042
Entergy Corp. (Electric)	574	41,661
EOG Resources, Inc. (Oil & Gas)	902	105,074
EQT Corp. (Oil & Gas)	492	29,830
Equifax, Inc. (Commercial Services)	410	20,517
Equity Residential (REIT)	984	56,491
Exelon Corp. (Electric)	2,829	101,221
Expedia, Inc. (Internet)	328	19,401
Expeditors International of Washington, Inc. (Transportation)	697	25,517
Express Scripts Holding Co.* (Pharmaceuticals)	2,665	164,004
Exxon Mobil Corp. (Oil & Gas)	15,252	1,390,526
F5 Networks, Inc.* (Internet)	246	20,290
Family Dollar Stores, Inc. (Retail)	328	21,635
Fastenal Co. (Distribution/Wholesale)	902	40,319
Federated Investors, Inc. - Class B (Diversified Financial Services)	328	7,623
FedEx Corp. (Transportation)	984	90,518
Fidelity National Information Services, Inc. (Software)	820	26,953
Fifth Third Bancorp (Banks)	3,034	44,084
First Horizon National Corp. (Banks)	820	7,638
First Solar, Inc.* (Energy - Alternate Sources)	205	4,984
FirstEnergy Corp. (Electric)	1,394	63,734
Fiserv, Inc.* (Software)	451	33,798
FLIR Systems, Inc. (Electronics)	492	9,560

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	164	$22,220
Fluor Corp. (Engineering & Construction)	533	29,768
FMC Corp. (Chemicals)	451	24,138
FMC Technologies, Inc.* (Oil & Gas Services)	779	31,861
Ford Motor Co. (Auto Manufacturers)	12,587	140,471
Forest Laboratories, Inc.* (Pharmaceuticals)	779	26,260
Fossil, Inc.* (Distribution/Wholesale)	164	14,284
Franklin Resources, Inc. (Diversified Financial Services)	451	57,638
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,116	121,149
Frontier Communications Corp. (Telecommunications)	3,280	15,482
GameStop Corp. - Class A (Retail)	410	9,360
Gannett Co., Inc. (Media)	779	13,165
General Dynamics Corp. (Aerospace/Defense)	1,107	75,365
General Electric Co. (Miscellaneous Manufacturing)	34,850	733,940
General Mills, Inc. (Food)	2,132	85,450
Genuine Parts Co. (Distribution/Wholesale)	492	30,790
Genworth Financial, Inc.* - Class A (Insurance)	1,640	9,774
Gilead Sciences, Inc.* (Biotechnology)	2,501	167,968
Google, Inc.* - Class A (Internet)	861	585,282
H & R Block, Inc. (Commercial Services)	902	15,966
Halliburton Co. (Oil & Gas Services)	3,075	99,292
Harley-Davidson, Inc. (Leisure Time)	738	34,509
Harman International Industries, Inc. (Home Furnishings)	205	8,596
Harris Corp. (Telecommunications)	369	16,893
Hartford Financial Services Group, Inc. (Insurance)	1,435	31,154
Hasbro, Inc. (Toys/Games/Hobbies)	369	13,280
HCP, Inc. (REIT)	1,435	63,571
Health Care REIT, Inc. (REIT)	738	43,859
Heinz (H.J.) Co. (Food)	1,066	61,306
Helmerich & Payne, Inc. (Oil & Gas)	369	17,638
Hess Corp. (Oil & Gas)	984	51,424
Hewlett-Packard Co. (Computers)	6,478	89,720
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,583	158,183
Hormel Foods Corp. (Food)	451	13,318
Hospira, Inc.* (Healthcare - Products)	533	16,358
Host Hotels & Resorts, Inc. (REIT)	2,378	34,386
Hudson City Bancorp, Inc. (Savings & Loans)	1,558	13,220
Humana, Inc. (Healthcare - Services)	533	39,586
Huntington Bancshares, Inc. (Banks)	2,829	18,077
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,435	88,009
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	943	44,349
Integrys Energy Group, Inc. (Electric)	246	13,294
Intel Corp. (Semiconductors)	16,523	357,311
IntercontinentalExchange, Inc.* (Diversified Financial Services)	246	32,226
International Business Machines Corp. (Computers)	3,526	685,913
International Flavors & Fragrances, Inc. (Chemicals)	287	18,546
International Game Technology (Entertainment)	902	11,582
International Paper Co. (Forest Products & Paper)	1,435	51,416
Intuit, Inc. (Software)	902	53,597
Intuitive Surgical, Inc.* (Healthcare - Products)	123	66,693
Invesco, Ltd. (Diversified Financial Services)	1,476	35,896
Iron Mountain, Inc. (Commercial Services)	492	17,023
J.C. Penney Co., Inc. (Retail)	451	10,829
J.P. Morgan Chase & Co. (Banks)	12,546	522,917
Jabil Circuit, Inc. (Electronics)	615	10,664
Jacobs Engineering Group, Inc.* (Engineering & Construction)	410	15,822
JDS Uniphase Corp.* (Telecommunications)	779	7,549
Johnson & Johnson (Healthcare - Products)	9,102	644,603
Johnson Controls, Inc. (Auto Parts & Equipment)	2,255	58,066
Joy Global, Inc. (Machinery - Construction & Mining)	369	23,044
Juniper Networks, Inc.* (Telecommunications)	1,722	28,534
Kellogg Co. (Food)	820	42,902
KeyCorp (Banks)	3,116	26,237
Kimberly-Clark Corp. (Household Products/Wares)	1,312	109,486
Kimco Realty Corp. (REIT)	1,353	26,411
Kinder Morgan, Inc. (Pipelines)	2,091	72,579
KLA-Tencor Corp. (Semiconductors)	533	24,795
Kohls Corp. (Retail)	697	37,136
Kraft Foods Group, Inc.* (Food)	1,968	89,505
Kroger Co. (Food)	1,804	45,497
L-3 Communications Holdings, Inc. (Aerospace/Defense)	328	24,206
Laboratory Corp. of America Holdings* (Healthcare - Services)	328	27,791
Lam Research Corp.* (Semiconductors)	615	21,771
Legg Mason, Inc. (Diversified Financial Services)	410	10,447
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	451	11,965
Lennar Corp. - Class A (Home Builders)	533	19,972
Leucadia National Corp. (Holding Companies - Diversified)	656	14,891
Life Technologies Corp.* (Biotechnology)	574	28,074
Lincoln National Corp. (Insurance)	902	22,361
Linear Technology Corp. (Semiconductors)	779	24,352
Lockheed Martin Corp. (Aerospace/Defense)	902	84,490
Loews Corp. (Insurance)	1,025	43,337

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lorillard, Inc. (Agriculture)	451	$52,321
Lowe’s Cos., Inc. (Retail)	3,772	122,137
LSI Logic Corp.* (Semiconductors)	1,845	12,638
LyondellBasell Industries N.V. - Class A (Chemicals)	1,107	59,102
M&T Bank Corp. (Banks)	410	42,681
Macy’s, Inc. (Retail)	1,312	49,948
Marathon Oil Corp. (Oil & Gas)	2,337	70,250
Marathon Petroleum Corp. (Oil & Gas)	1,107	60,808
Marriott International, Inc. - Class A (Lodging)	821	29,936
Marsh & McLennan Cos., Inc. (Insurance)	1,804	61,390
Masco Corp. (Building Materials)	1,189	17,942
MasterCard, Inc. - Class A (Commercial Services)	369	170,083
Mattel, Inc. (Toys/Games/Hobbies)	1,107	40,716
McCormick & Co., Inc. (Food)	451	27,791
McDonald’s Corp. (Retail)	3,321	288,263
McGraw-Hill Cos., Inc. (Media)	943	52,129
McKesson Corp. (Pharmaceuticals)	779	72,688
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	656	40,449
MeadWestvaco Corp. (Forest Products & Paper)	574	17,042
Medtronic, Inc. (Healthcare - Products)	3,362	139,792
Merck & Co., Inc. (Pharmaceuticals)	10,045	458,353
MetLife, Inc. (Insurance)	3,526	125,138
MetroPCS Communications, Inc.* (Telecommunications)	1,025	10,465
Microchip Technology, Inc. (Semiconductors)	656	20,566
Micron Technology, Inc.* (Semiconductors)	3,362	18,239
Microsoft Corp. (Software)	24,887	710,151
Molex, Inc. (Electrical Components & Equipment)	451	11,712
Molson Coors Brewing Co. - Class B (Beverages)	533	22,994
Mondelez International, Inc. - Class A (Food)	5,863	155,604
Monsanto Co. (Chemicals)	1,763	151,742
Monster Beverage Corp.* (Beverages)	492	21,978
Moody’s Corp. (Commercial Services)	656	31,593
Morgan Stanley Dean Witter & Co. (Banks)	4,551	79,096
Motorola Solutions, Inc. (Telecommunications)	943	48,734
Murphy Oil Corp. (Oil & Gas)	615	36,900
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,353	34,285
Nabors Industries, Ltd.* (Oil & Gas)	943	12,721
NASDAQ Stock Market, Inc. (Diversified Financial Services)	410	9,762
National Oilwell Varco, Inc. (Oil & Gas Services)	1,394	102,738
NetApp, Inc.* (Computers)	1,189	31,984
Netflix, Inc.* (Internet)	164	12,971
Newell Rubbermaid, Inc. (Housewares)	943	19,464
Newfield Exploration Co.* (Oil & Gas)	451	12,231
Newmont Mining Corp. (Mining)	1,640	89,462
News Corp. - Class A (Media)	6,724	160,838
NextEra Energy, Inc. (Electric)	1,394	97,664
NIKE, Inc. - Class B (Apparel)	1,230	112,397
NiSource, Inc. (Gas)	943	24,018
Noble Corp. (Oil & Gas)	820	30,947
Noble Energy, Inc. (Oil & Gas)	574	54,536
Nordstrom, Inc. (Retail)	492	27,931
Norfolk Southern Corp. (Transportation)	1,066	65,399
Northeast Utilities System (Electric)	1,025	40,283
Northern Trust Corp. (Banks)	738	35,262
Northrop Grumman Corp. (Aerospace/Defense)	820	56,326
NRG Energy, Inc. (Electric)	738	15,911
Nucor Corp. (Iron/Steel)	1,066	42,778
NVIDIA Corp.* (Semiconductors)	2,050	24,539
NYSE Euronext (Diversified Financial Services)	820	20,303
Occidental Petroleum Corp. (Oil & Gas)	2,665	210,428
Omnicom Group, Inc. (Advertising)	861	41,250
ONEOK, Inc. (Pipelines)	697	32,968
Oracle Corp. (Software)	12,587	390,826
O’Reilly Automotive, Inc.* (Retail)	410	35,129
Owens-Illinois, Inc.* (Packaging & Containers)	533	10,388
PACCAR, Inc. (Auto Manufacturers)	1,148	49,754
Pall Corp. (Miscellaneous Manufacturing)	369	23,232
Parker Hannifin Corp. (Miscellaneous Manufacturing)	492	38,701
Patterson Cos., Inc. (Healthcare - Products)	287	9,586
Paychex, Inc. (Commercial Services)	1,066	34,570
Peabody Energy Corp. (Coal)	902	25,166
Pentair, Ltd. (Miscellaneous Manufacturing)	656	27,709
People’s United Financial, Inc. (Savings & Loans)	1,148	13,810
Pepco Holdings, Inc. (Electric)	738	14,664
PepsiCo, Inc. (Beverages)	5,125	354,855
PerkinElmer, Inc. (Electronics)	369	11,413
Perrigo Co. (Pharmaceuticals)	287	33,008
PetSmart, Inc. (Retail)	369	24,498
Pfizer, Inc. (Pharmaceuticals)	24,641	612,822
PG&E Corp. (Electric)	1,394	59,273
Philip Morris International, Inc. (Agriculture)	5,576	493,811
Phillips 66 (Oil & Gas)	2,050	96,677
Pinnacle West Capital Corp. (Electric)	369	19,546
Pioneer Natural Resources Co. (Oil & Gas)	410	43,317
Pitney Bowes, Inc. (Office/Business Equipment)	656	9,420
Plum Creek Timber Co., Inc. (Forest Products & Paper)	533	23,399
PNC Financial Services Group (Banks)	1,763	102,589
PPG Industries, Inc. (Chemicals)	492	57,603
PPL Corp. (Electric)	1,927	57,001
Praxair, Inc. (Chemicals)	984	104,511

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Precision Castparts Corp. (Metal Fabricate/Hardware)	492	$85,150
Priceline.com, Inc.* (Internet)	164	94,098
Principal Financial Group, Inc. (Insurance)	902	24,841
Procter & Gamble Co. (Cosmetics/Personal Care)	9,102	630,223
Progressive Corp. (Insurance)	1,845	41,144
Prologis, Inc. (REIT)	1,517	52,018
Prudential Financial, Inc. (Insurance)	1,558	88,884
Public Service Enterprise Group, Inc. (Electric)	1,681	53,859
Public Storage, Inc. (REIT)	492	68,205
PulteGroup, Inc.* (Home Builders)	1,107	19,195
QEP Resources, Inc. (Oil & Gas)	574	16,646
Qualcomm, Inc. (Telecommunications)	5,617	329,015
Quanta Services, Inc.* (Commercial Services)	697	18,074
Quest Diagnostics, Inc. (Healthcare - Services)	533	30,765
R.R. Donnelley & Sons Co. (Commercial Services)	615	6,162
Ralph Lauren Corp. (Apparel)	205	31,506
Range Resources Corp. (Oil & Gas)	533	34,837
Raytheon Co. (Aerospace/Defense)	1,107	62,612
Red Hat, Inc.* (Software)	656	32,256
Regions Financial Corp. (Banks)	4,674	30,474
Republic Services, Inc. (Environmental Control)	984	27,896
Reynolds American, Inc. (Agriculture)	1,066	44,388
Robert Half International, Inc. (Commercial Services)	451	12,127
Rockwell Automation, Inc. (Machinery - Diversified)	451	32,048
Rockwell Collins, Inc. (Aerospace/Defense)	451	24,165
Roper Industries, Inc. (Machinery - Diversified)	328	35,808
Ross Stores, Inc. (Retail)	738	44,981
Rowan Cos. PLC* - Class A (Oil & Gas)	410	13,001
Ryder System, Inc. (Transportation)	164	7,400
Safeway, Inc. (Food)	779	12,705
SAIC, Inc. (Commercial Services)	943	10,364
Salesforce.com, Inc.* (Software)	410	59,852
SanDisk Corp.* (Computers)	779	32,531
SCANA Corp. (Electric)	451	22,135
Schlumberger, Ltd. (Oil & Gas Services)	4,387	305,028
Scripps Networks Interactive - Class A (Media)	287	17,427
Seagate Technology PLC (Computers)	1,148	31,363
Sealed Air Corp. (Packaging & Containers)	574	9,310
Sempra Energy (Gas)	738	51,476
Sherwin-Williams Co. (Chemicals)	287	40,920
Sigma-Aldrich Corp. (Chemicals)	410	28,757
Simon Property Group, Inc. (REIT)	984	149,774
SLM Corp. (Diversified Financial Services)	1,558	27,390
Snap-on, Inc. (Hand/Machine Tools)	205	15,853
Southern Co. (Electric)	2,870	134,430
Southwest Airlines Co. (Airlines)	2,460	21,697
Southwestern Energy Co.* (Oil & Gas)	1,148	39,836
Spectra Energy Corp. (Pipelines)	2,173	62,735
Sprint Nextel Corp.* (Telecommunications)	9,922	54,968
St. Jude Medical, Inc. (Healthcare - Products)	1,025	39,217
Stanley Black & Decker, Inc. (Hand/Machine Tools)	574	39,778
Staples, Inc. (Retail)	2,255	25,966
Starbucks Corp. (Retail)	2,501	114,796
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	656	34,014
State Street Corp. (Banks)	1,599	71,267
Stericycle, Inc.* (Environmental Control)	287	27,196
Stryker Corp. (Healthcare - Products)	943	49,602
SunTrust Banks, Inc. (Banks)	1,763	47,954
Symantec Corp.* (Internet)	2,337	42,510
Sysco Corp. (Food)	1,927	59,872
T. Rowe Price Group, Inc. (Diversified Financial Services)	820	53,251
Target Corp. (Retail)	2,173	138,529
TE Connectivity, Ltd. (Electronics)	1,394	44,859
TECO Energy, Inc. (Electric)	656	11,723
Tenet Healthcare Corp.* (Healthcare - Services)	328	7,741
Teradata Corp.* (Computers)	574	39,210
Teradyne, Inc.* (Semiconductors)	615	8,991
Tesoro Petroleum Corp. (Oil & Gas)	451	17,007
Texas Instruments, Inc. (Semiconductors)	3,772	105,955
Textron, Inc. (Miscellaneous Manufacturing)	943	23,773
The ADT Corp.* (Commercial Services)	779	32,336
The AES Corp. (Electric)	2,050	21,423
The Charles Schwab Corp. (Diversified Financial Services)	3,608	48,997
The Chubb Corp. (Insurance)	861	66,280
The Dow Chemical Co. (Chemicals)	3,936	115,325
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	779	48,002
The Gap, Inc. (Retail)	984	35,148
The Goldman Sachs Group, Inc. (Banks)	1,476	180,648
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	820	9,356
The Hershey Co. (Food)	492	33,874
The Home Depot, Inc. (Retail)	4,961	304,506
The Interpublic Group of Cos., Inc. (Advertising)	1,435	14,494
The JM Smucker Co. - Class A (Food)	369	31,601
The Limited, Inc. (Retail)	779	37,306
The Mosaic Co. (Chemicals)	902	47,211
The Travelers Cos., Inc. (Insurance)	1,271	90,165
The Williams Cos., Inc. (Pipelines)	2,050	71,729
Thermo Fisher Scientific, Inc. (Electronics)	1,189	72,601
Tiffany & Co. (Retail)	410	25,920
Time Warner Cable, Inc. (Media)	1,025	101,588
Time Warner, Inc. (Media)	3,116	135,390
Titanium Metals Corp. (Mining)	246	2,881
TJX Cos., Inc. (Retail)	2,419	100,703

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Torchmark Corp. (Insurance)	328	$16,594
Total System Services, Inc. (Commercial Services)	533	11,987
TripAdvisor, Inc.* (Internet)	369	11,177
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,517	40,762
Tyson Foods, Inc. - Class A (Food)	943	15,852
U.S. Bancorp (Banks)	6,273	208,326
Union Pacific Corp. (Transportation)	1,558	191,680
United Parcel Service, Inc. - Class B (Transportation)	2,378	174,189
United States Steel Corp. (Iron/Steel)	492	10,032
United Technologies Corp. (Aerospace/Defense)	2,788	217,910
UnitedHealth Group, Inc. (Healthcare - Services)	3,403	190,568
UnumProvident Corp. (Insurance)	943	19,124
Urban Outfitters, Inc.* (Retail)	369	13,195
V.F. Corp. (Apparel)	287	44,910
Valero Energy Corp. (Oil & Gas)	1,804	52,496
Varian Medical Systems, Inc.* (Healthcare - Products)	369	24,634
Ventas, Inc. (REIT)	984	62,258
VeriSign, Inc.* (Internet)	533	19,758
Verizon Communications, Inc. (Telecommunications)	9,389	419,125
Viacom, Inc. - Class B (Media)	1,558	79,879
Visa, Inc. - Class A (Commercial Services)	1,722	238,946
Vornado Realty Trust (REIT)	574	46,041
Vulcan Materials Co. (Mining)	410	18,848
W.W. Grainger, Inc. (Distribution/Wholesale)	205	41,289
Walgreen Co. (Retail)	2,829	99,666
Wal-Mart Stores, Inc. (Retail)	5,535	415,235
Walt Disney Co. (Media)	5,904	289,709
Washington Post Co. - Class B (Media)	41	13,674
Waste Management, Inc. (Environmental Control)	1,435	46,982
Waters Corp.* (Electronics)	287	23,479
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	410	35,240
WellPoint, Inc. (Healthcare - Services)	1,066	65,324
Wells Fargo & Co. (Banks)	16,236	546,992
Western Digital Corp. (Computers)	738	25,262
Western Union Co. (Commercial Services)	2,009	25,514
Weyerhaeuser Co. (REIT)	1,763	48,817
Whirlpool Corp. (Home Furnishings)	246	24,029
Whole Foods Market, Inc. (Food)	574	54,375
Windstream Corp. (Telecommunications)	1,927	18,384
Wisconsin Energy Corp. (Electric)	779	29,968
WPX Energy, Inc.* (Oil & Gas)	656	11,113
Wyndham Worldwide Corp. (Lodging)	451	22,730
Wynn Resorts, Ltd. (Lodging)	246	29,781
Xcel Energy, Inc. (Electric)	1,599	45,172
Xerox Corp. (Office/Business Equipment)	4,305	27,724
Xilinx, Inc. (Semiconductors)	861	28,206
XL Group PLC (Insurance)	1,025	25,359
Xylem, Inc. (Machinery - Diversified)	615	14,920
Yahoo!, Inc.* (Internet)	3,444	57,894
YUM! Brands, Inc. (Retail)	1,517	106,357
Zimmer Holdings, Inc. (Healthcare - Products)	574	36,857
Zions Bancorp (Banks)	615	13,204
TOTAL COMMON STOCKS (Cost $32,455,898)		41,679,252

	Principal Amount	Value
Repurchase Agreements(a)(b)(41.2%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $34,895,205	$34,895,000	$34,895,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,895,000)		34,895,000

TOTAL INVESTMENT SECURITIES (Cost $67,350,898) - 90.5%		76,574,252
Net other assets (liabilities) - 9.5%		8,078,725

NET ASSETS - 100.0%		$84,652,977

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $2,120,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $18,910,700)	269	$(358,243)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$9,299,980	$(183,208)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	14,648,811	(298,741)
		$(481,949)

See accompanying notes to the schedules of portfolio investments.

Bull ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$55,744	0.1%
Aerospace/Defense	701,028	0.9%
Agriculture	862,666	1.0%
Airlines	21,697	NM
Apparel	241,668	0.2%
Auto Manufacturers	190,225	0.3%
Auto Parts & Equipment	91,710	0.1%
Banks	2,969,129	3.7%
Beverages	1,012,176	1.2%
Biotechnology	688,216	0.8%
Building Materials	17,942	NM
Chemicals	991,815	1.0%
Coal	51,114	0.1%
Commercial Services	744,254	0.8%
Computers	3,202,167	3.7%
Cosmetics/Personal Care	855,374	1.0%
Distribution/Wholesale	126,682	0.2%
Diversified Financial Services	736,719	0.9%
Electric	1,360,080	1.8%
Electrical Components & Equipment	128,864	0.1%
Electronics	245,941	0.3%
Energy - Alternate Sources	4,984	NM
Engineering & Construction	45,590	0.1%
Entertainment	11,582	NM
Environmental Control	102,074	0.1%
Food	799,368	1.0%
Forest Products & Paper	91,857	0.1%
Gas	120,768	0.1%
Hand/Machine Tools	55,631	NM
Healthcare - Products	1,393,781	1.6%
Healthcare - Services	510,219	0.6%
Holding Companies - Diversified	14,891	NM
Home Builders	58,073	0.1%
Home Furnishings	32,625	NM
Household Products/Wares	149,750	0.2%
Housewares	19,464	NM
Insurance	1,640,650	2.0%
Internet	1,346,139	1.6%
Iron/Steel	78,891	0.1%
Leisure Time	90,420	0.1%
Lodging	116,461	0.1%
Machinery - Construction & Mining	207,336	0.2%
Machinery - Diversified	270,808	0.3%
Media	1,425,621	1.7%
Metal Fabricate/Hardware	85,150	0.1%
Mining	262,558	0.3%
Miscellaneous Manufacturing	1,601,500	1.9%
Office/Business Equipment	37,144	NM
Oil & Gas	3,793,437	4.4%
Oil & Gas Services	640,671	0.7%
Packaging & Containers	51,611	0.1%
Pharmaceuticals	2,333,158	2.8%
Pipelines	240,011	0.3%
Real Estate	17,732	NM
REIT	860,506	1.1%
Retail	2,657,677	3.1%
Savings & Loans	27,030	NM
Semiconductors	818,843	1.0%
Software	1,534,522	1.8%
Telecommunications	2,108,726	2.6%
Textiles	15,428	NM
Toys/Games/Hobbies	53,996	0.1%
Transportation	657,358	0.8%
Other**	42,973,725	50.7%
Total	$84,652,977	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

Mid-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (46.0%)
Aaron’s, Inc. (Commercial Services)	1,440	$44,395
ACI Worldwide, Inc.* (Software)	800	31,280
Acuity Brands, Inc. (Electrical Components & Equipment)	960	62,112
Acxiom Corp.* (Software)	1,600	29,200
ADTRAN, Inc. (Telecommunications)	1,280	21,619
Advance Auto Parts, Inc. (Retail)	1,600	113,503
Advent Software, Inc.* (Software)	640	13,888
Aecom Technology Corp.* (Engineering & Construction)	2,400	51,528
Aeropostale, Inc.* (Retail)	1,760	21,032
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,120	141,679
AGCO Corp.* (Machinery - Diversified)	2,080	94,660
Alaska Air Group, Inc.* (Airlines)	1,440	55,066
Albemarle Corp. (Chemicals)	1,920	105,811
Alexander & Baldwin, Inc.* (Real Estate)	960	27,773
Alexandria Real Estate Equities, Inc. (REIT)	1,280	90,150
Alleghany Corp.* (Insurance)	320	111,232
Alliance Data Systems Corp.* (Commercial Services)	1,120	160,216
Alliant Energy Corp. (Electric)	2,400	107,280
Alliant Techsystems, Inc. (Aerospace/Defense)	640	36,666
Allscripts Healthcare Solutions, Inc.* (Software)	3,680	47,546
Alpha Natural Resources, Inc.* (Coal)	4,640	39,765
AMC Networks, Inc.* - Class A (Media)	1,280	59,802
American Campus Communities, Inc. (REIT)	2,240	101,494
American Eagle Outfitters, Inc. (Retail)	3,840	80,141
American Financial Group, Inc. (Insurance)	1,600	62,080
AMERIGROUP Corp.* (Healthcare - Services)	960	87,687
Ametek, Inc. (Electrical Components & Equipment)	5,120	182,016
ANN, Inc.* (Retail)	960	33,754
ANSYS, Inc.* (Software)	1,920	136,089
AOL, Inc.* (Internet)	1,920	65,914
Apollo Investment Corp. (Investment Companies)	4,320	34,344
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,440	73,843
Aqua America, Inc. (Water)	2,880	73,123
Arch Coal, Inc. (Coal)	4,480	35,661
Arrow Electronics, Inc.* (Electronics)	2,240	78,915
Arthur J. Gallagher & Co. (Insurance)	2,560	90,726
Ascena Retail Group, Inc.* (Retail)	2,560	50,688
Ashland, Inc. (Chemicals)	1,600	113,840
Aspen Insurance Holdings, Ltd. (Insurance)	1,440	46,584
Associated Banc-Corp. (Banks)	3,680	47,435
Astoria Financial Corp. (Savings & Loans)	1,760	17,653
Atmel Corp.* (Semiconductors)	9,280	43,291
Atmos Energy Corp. (Gas)	1,920	69,062
Atwood Oceanics, Inc.* (Oil & Gas)	1,280	61,184
Avnet, Inc.* (Electronics)	3,040	87,096
Bally Technologies, Inc.* (Entertainment)	800	39,935
BancorpSouth, Inc. (Banks)	1,760	24,904
Bank of Hawaii Corp. (Banks)	960	42,394
Barnes & Noble, Inc.* (Retail)	800	13,472
BE Aerospace, Inc.* (Aerospace/Defense)	2,240	101,001
Bill Barrett Corp.* (Oil & Gas)	960	21,994
BioMed Realty Trust, Inc. (REIT)	3,200	61,184
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	480	48,648
Black Hills Corp. (Electric)	960	34,339
Bob Evans Farms, Inc. (Retail)	640	24,365
BRE Properties, Inc. - Class A (REIT)	1,600	77,360
Brinker International, Inc. (Retail)	1,600	49,280
Broadridge Financial Solutions, Inc. (Software)	2,720	62,424
Brown & Brown, Inc. (Insurance)	2,560	65,408
Cabela’s, Inc.* (Retail)	960	43,018
Cabot Corp. (Chemicals)	1,280	45,773
Cadence Design Systems, Inc.* (Computers)	5,760	72,922
Camden Property Trust (REIT)	1,760	115,509
CARBO Ceramics, Inc. (Oil & Gas Services)	480	35,496
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,280	71,104
Carpenter Technology Corp. (Iron/Steel)	960	46,666
Carter’s, Inc.* (Apparel)	1,120	60,547
Cathay Bancorp, Inc. (Banks)	1,600	28,304
CBOE Holdings, Inc. (Diversified Financial Services)	1,920	56,621
Charles River Laboratories International, Inc.* (Biotechnology)	960	35,827
Chico’s FAS, Inc. (Retail)	3,520	65,472
Church & Dwight, Inc. (Household Products/Wares)	2,880	146,189
Ciena Corp.* (Telecommunications)	2,080	25,813
Cimarex Energy Co. (Oil & Gas)	1,760	100,636
Cinemark Holdings, Inc. (Entertainment)	2,240	55,306
City National Corp. (Banks)	960	49,056
Clarcor, Inc. (Miscellaneous Manufacturing)	1,120	50,669
Clean Harbors, Inc.* (Environmental Control)	960	56,016
Cleco Corp. (Electric)	1,280	55,232
Commerce Bancshares, Inc. (Banks)	1,600	60,928
Commercial Metals Co. (Metal Fabricate/Hardware)	2,400	33,024
Community Health Systems, Inc.* (Healthcare - Services)	1,920	52,646
Compass Minerals International, Inc. (Mining)	640	50,464
Compuware Corp.* (Software)	4,480	38,797
Concur Technologies, Inc.* (Software)	960	63,581
Convergys Corp. (Commercial Services)	2,400	40,344
Con-way, Inc. (Transportation)	1,120	32,603
Copart, Inc.* (Retail)	2,240	64,490
CoreLogic, Inc.* (Commercial Services)	2,240	53,312

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Corporate Office Properties Trust (REIT)	1,600	$39,920
Corrections Corp. of America (Commercial Services)	2,080	69,992
Covance, Inc.* (Healthcare - Services)	1,120	54,555
Crane Co. (Miscellaneous Manufacturing)	960	40,301
Cree, Inc.* (Semiconductors)	2,400	72,792
Cullen/Frost Bankers, Inc. (Banks)	1,280	70,785
Cypress Semiconductor Corp. (Semiconductors)	2,880	28,541
Cytec Industries, Inc. (Chemicals)	960	66,067
Deckers Outdoor Corp.* (Apparel)	800	22,904
Deluxe Corp. (Commercial Services)	1,120	35,291
DeVry, Inc. (Commercial Services)	1,280	33,613
Dick’s Sporting Goods, Inc. (Retail)	2,080	104,000
Diebold, Inc. (Computers)	1,280	38,080
Domtar Corp. (Forest Products & Paper)	800	63,800
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,880	92,937
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	1,440	29,333
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,600	82,448
Dril-Quip, Inc.* (Oil & Gas Services)	800	55,408
DST Systems, Inc. (Computers)	640	36,506
Duke Realty Corp. (REIT)	5,760	83,405
East West Bancorp, Inc. (Banks)	3,040	64,722
Eaton Vance Corp. (Diversified Financial Services)	2,400	67,536
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,400	68,784
Energen Corp. (Oil & Gas)	1,600	74,640
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,440	105,077
Equinix, Inc.* (Internet)	960	173,193
Equity One, Inc. (REIT)	1,280	26,752
Essex Property Trust, Inc. (REIT)	800	120,000
Esterline Technologies Corp.* (Aerospace/Defense)	640	36,986
Everest Re Group, Ltd. (Insurance)	1,120	124,376
Exelis, Inc. (Aerospace/Defense)	4,000	44,240
FactSet Research Systems, Inc. (Media)	800	72,440
Fair Isaac Corp. (Software)	640	29,824
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,720	31,987
Federal Realty Investment Trust (REIT)	1,280	138,022
Fidelity National Title Group, Inc. - Class A (Insurance)	4,480	95,917
First American Financial Corp. (Insurance)	2,240	50,960
First Niagara Financial Group, Inc. (Savings & Loans)	7,520	62,266
FirstMerit Corp. (Banks)	2,240	31,046
Flowers Foods, Inc. (Food)	2,400	47,256
Foot Locker, Inc. (Retail)	3,200	107,200
Forest Oil Corp.* (Oil & Gas)	2,560	19,405
Fortune Brands Home & Security, Inc.* (Building Materials)	3,360	95,558
FTI Consulting, Inc.* (Commercial Services)	960	24,922
Fulton Financial Corp. (Banks)	4,160	40,435
Gardner Denver, Inc. (Machinery - Diversified)	960	66,557
Gartner Group, Inc.* (Commercial Services)	1,920	89,107
GATX Corp. (Trucking & Leasing)	960	39,802
General Cable Corp.* (Electrical Components & Equipment)	1,120	31,954
Genesee & Wyoming, Inc.* - Class A (Transportation)	800	57,976
Gentex Corp. (Electronics)	3,040	52,349
Global Payments, Inc. (Commercial Services)	1,600	68,400
Graco, Inc. (Machinery - Diversified)	1,280	61,517
Granite Construction, Inc. (Engineering & Construction)	800	24,168
Great Plains Energy, Inc. (Electric)	3,200	71,808
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,720	65,715
Greenhill & Co., Inc. (Diversified Financial Services)	640	30,541
Greif, Inc. - Class A (Packaging & Containers)	640	26,854
GUESS?, Inc. (Retail)	1,280	31,718
Hancock Holding Co. (Banks)	1,760	55,598
Hanesbrands, Inc.* (Apparel)	2,080	69,618
Hanover Insurance Group, Inc. (Insurance)	960	34,666
Harris Teeter Supermarkets, Inc. (Food)	1,120	41,944
Harsco Corp. (Miscellaneous Manufacturing)	1,760	35,182
Hawaiian Electric Industries, Inc. (Electric)	2,080	53,830
HCC Insurance Holdings, Inc. (Insurance)	2,080	74,131
Health Management Associates, Inc.* - Class A (Healthcare - Services)	5,440	39,712
Health Net, Inc.* (Healthcare - Services)	1,760	37,875
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,080	35,963
Henry Schein, Inc.* (Healthcare - Products)	1,920	141,657
Herman Miller, Inc. (Office Furnishings)	1,280	24,819
Highwoods Properties, Inc. (REIT)	1,600	51,600
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,280	35,955
Hillshire Brands Co. (Food)	2,560	66,586
HMS Holdings Corp.* (Commercial Services)	1,760	40,638
HNI Corp. (Office Furnishings)	960	26,419
HollyFrontier Corp. (Oil & Gas)	4,320	166,881
Hologic, Inc.* (Healthcare - Products)	5,600	115,472
Home Properties, Inc. (REIT)	1,120	68,085
Hospitality Properties Trust (REIT)	2,560	59,187
HSN, Inc. (Retail)	800	41,616
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,120	93,766
Huntington Ingalls Industries, Inc.* (Shipbuilding)	1,120	47,466
IDACORP, Inc. (Electric)	1,120	50,086

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IDEX Corp. (Machinery - Diversified)	1,760	$74,853
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,120	107,744
Informatica Corp.* (Software)	2,240	60,794
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	3,200	48,640
Ingredion, Inc. (Food)	1,600	98,336
Integrated Device Technology, Inc.* (Semiconductors)	3,040	16,538
InterDigital, Inc. (Telecommunications)	960	36,566
International Bancshares Corp. (Banks)	1,120	20,328
International Rectifier Corp.* (Semiconductors)	1,440	22,306
International Speedway Corp. - Class A (Entertainment)	480	12,240
Intersil Corp. - Class A (Semiconductors)	2,720	19,176
Intrepid Potash, Inc.* (Chemicals)	1,120	24,338
Itron, Inc.* (Electronics)	800	32,848
ITT Corp. (Miscellaneous Manufacturing)	1,920	39,936
ITT Educational Services, Inc.* (Commercial Services)	320	6,877
J.B. Hunt Transport Services, Inc. (Transportation)	1,920	112,704
Jack Henry & Associates, Inc. (Computers)	1,760	66,880
Janus Capital Group, Inc. (Diversified Financial Services)	4,000	34,000
Jarden Corp. (Household Products/Wares)	1,600	79,680
Jefferies Group, Inc. (Diversified Financial Services)	2,720	38,733
JetBlue Airways Corp.* (Airlines)	4,800	25,392
John Wiley & Sons, Inc. (Media)	960	41,645
Jones Lang LaSalle, Inc. (Real Estate)	960	74,630
Kansas City Southern Industries, Inc. (Transportation)	2,400	193,103
KB Home (Home Builders)	1,600	25,568
KBR, Inc. (Engineering & Construction)	3,040	84,694
Kemper Corp. (Insurance)	1,120	34,720
Kennametal, Inc. (Hand/Machine Tools)	1,760	62,339
Kirby Corp.* (Transportation)	1,120	64,378
Lamar Advertising Co.* - Class A (Advertising)	1,120	43,960
Lancaster Colony Corp. (Food)	480	34,934
Landstar System, Inc. (Transportation)	960	48,624
Lender Processing Services, Inc. (Commercial Services)	1,760	42,434
Lennox International, Inc. (Building Materials)	960	48,048
Lexmark International, Inc. - Class A (Computers)	1,440	30,614
Liberty Property Trust (REIT)	2,560	89,907
Life Time Fitness, Inc.* (Leisure Time)	800	35,912
LifePoint Hospitals, Inc.* (Healthcare - Services)	960	33,926
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,760	76,331
LKQ Corp.* (Distribution/Wholesale)	6,240	130,354
Louisiana-Pacific Corp.* (Building Materials)	2,880	45,475
M.D.C. Holdings, Inc. (Home Builders)	800	30,592
Mack-Cali Realty Corp. (REIT)	1,760	45,742
Manpower, Inc. (Commercial Services)	1,600	60,704
ManTech International Corp. - Class A (Software)	480	11,026
Martin Marietta Materials (Building Materials)	960	79,018
Masimo Corp.* (Healthcare - Products)	1,120	24,606
Matson, Inc. (Transportation)	960	20,400
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	640	18,413
MDU Resources Group, Inc. (Electric)	4,000	86,920
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,280	55,565
Mednax, Inc.* (Healthcare - Services)	1,120	77,258
MEMC Electronic Materials, Inc.* (Semiconductors)	4,960	12,499
Mentor Graphics Corp.* (Computers)	1,920	29,798
Mercury General Corp. (Insurance)	800	32,424
Meredith Corp. (Media)	800	26,776
Mettler Toledo International, Inc.* (Electronics)	640	108,397
Micros Systems, Inc.* (Computers)	1,760	79,886
Mine Safety Appliances Co. (Environmental Control)	640	24,704
Minerals Technologies, Inc. (Chemicals)	320	22,931
Mohawk Industries, Inc.* (Textiles)	1,280	106,842
Monster Worldwide, Inc.* (Commercial Services)	2,560	15,923
MSC Industrial Direct Co. - Class A (Retail)	960	71,616
MSCI, Inc.* - Class A (Software)	2,560	68,966
National Fuel Gas Co. (Gas)	1,760	92,753
National Instruments Corp. (Electronics)	1,920	45,235
National Retail Properties, Inc. (REIT)	2,240	70,963
NCR Corp.* (Computers)	3,360	71,501
NeuStar, Inc.* (Telecommunications)	1,440	52,690
New York Community Bancorp (Savings & Loans)	9,280	128,620
NewMarket Corp. (Chemicals)	160	43,410
Nordson Corp. (Machinery - Diversified)	1,120	66,114
Northern Oil and Gas, Inc.* (Oil & Gas)	1,280	19,405
NV Energy, Inc. (Electric)	4,960	94,290
NVR, Inc.* (Home Builders)	160	144,597
Oceaneering International, Inc. (Oil & Gas Services)	2,240	117,219
Office Depot, Inc.* (Retail)	6,080	15,078
OGE Energy Corp. (Electric)	2,080	119,767
Oil States International, Inc.* (Oil & Gas Services)	1,120	81,872
Old Republic International Corp. (Insurance)	5,120	50,586
Olin Corp. (Chemicals)	1,760	36,502
OMEGA Healthcare Investors, Inc. (REIT)	2,240	51,386
Omnicare, Inc. (Pharmaceuticals)	2,400	82,871

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oshkosh Truck Corp.* (Auto Manufacturers)	1,920	$57,562
Owens & Minor, Inc. (Distribution/Wholesale)	1,280	36,442
Packaging Corp. of America (Packaging & Containers)	2,080	73,362
Panera Bread Co.* - Class A (Retail)	640	107,930
Parametric Technology Corp.* (Software)	2,560	51,661
Patterson-UTI Energy, Inc. (Oil & Gas)	3,200	51,776
Plains Exploration & Production Co.* (Oil & Gas)	2,720	96,995
Plantronics, Inc. (Telecommunications)	960	31,142
PNM Resources, Inc. (Electric)	1,760	39,002
Polaris Industries, Inc. (Leisure Time)	1,280	108,160
Polycom, Inc.* (Telecommunications)	3,680	36,874
Post Holdings, Inc.* (Food)	640	20,192
Potlatch Corp. (REIT)	800	30,784
Prosperity Bancshares, Inc. (Banks)	960	40,186
Protective Life Corp. (Insurance)	1,760	48,048
PVH Corp. (Retail)	1,440	158,385
QLogic Corp.* (Semiconductors)	1,920	18,010
Questar Corp. (Gas)	3,680	74,483
Quicksilver Resources, Inc.* (Oil & Gas)	2,560	9,907
Rackspace Hosting, Inc.* (Internet)	2,240	142,666
Ralcorp Holdings, Inc.* (Food)	1,120	80,852
Raymond James Financial Corp. (Diversified Financial Services)	2,400	91,536
Rayonier, Inc. (REIT)	2,560	125,466
Realty Income Corp. (REIT)	2,880	113,098
Regal-Beloit Corp. (Hand/Machine Tools)	960	62,573
Regency Centers Corp. (REIT)	1,920	92,198
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,600	227,680
Regis Corp. (Retail)	1,280	21,325
Reinsurance Group of America, Inc. (Insurance)	1,600	84,672
Reliance Steel & Aluminum Co. (Iron/Steel)	1,600	86,944
Rent-A-Center, Inc. (Commercial Services)	1,280	42,662
ResMed, Inc. (Healthcare - Products)	3,040	121,418
RF Micro Devices, Inc.* (Telecommunications)	5,920	26,107
Riverbed Technology, Inc.* (Computers)	3,200	59,104
Rock-Tenn Co. - Class A (Packaging & Containers)	1,440	105,394
Rollins, Inc. (Commercial Services)	1,440	32,645
Rosetta Resources, Inc.* (Oil & Gas)	1,120	51,565
Rovi Corp.* (Semiconductors)	2,240	30,307
Royal Gold, Inc. (Mining)	1,280	112,742
RPM, Inc. (Chemicals)	2,720	72,515
Saks, Inc.* (Retail)	2,240	23,027
Scholastic Corp. (Media)	480	15,835
Scientific Games Corp.* - Class A (Entertainment)	1,120	9,218
SEI Investments Co. (Commercial Services)	2,880	63,014
Semtech Corp.* (Semiconductors)	1,440	35,957
Senior Housing Properties Trust (REIT)	3,680	80,886
Sensient Technologies Corp. (Chemicals)	1,120	40,746
Service Corp. International (Commercial Services)	4,480	62,900
Shaw Group, Inc.* (Engineering & Construction)	1,440	63,058
Signature Bank* (Banks)	960	68,390
Signet Jewelers, Ltd. (Retail)	1,760	91,098
Silgan Holdings, Inc. (Packaging & Containers)	1,120	48,507
Silicon Laboratories, Inc.* (Semiconductors)	800	32,336
Skyworks Solutions, Inc.* (Semiconductors)	4,000	93,599
SL Green Realty Corp. (REIT)	1,920	144,577
SM Energy Co. (Oil & Gas)	1,440	77,644
Smithfield Foods, Inc.* (Food)	2,880	58,954
Solarwinds, Inc.* (Software)	1,280	64,755
Solera Holdings, Inc. (Software)	1,440	67,405
Sonoco Products Co. (Packaging & Containers)	2,080	64,750
Sotheby’s - Class A (Commercial Services)	1,440	44,827
SPX Corp. (Miscellaneous Manufacturing)	1,120	76,821
StanCorp Financial Group, Inc. (Insurance)	960	32,976
Steel Dynamics, Inc. (Iron/Steel)	4,640	58,696
STERIS Corp. (Healthcare - Products)	1,280	45,581
Strayer Education, Inc. (Commercial Services)	320	18,387
Superior Energy Services, Inc.* (Oil & Gas Services)	3,360	68,309
SUPERVALU, Inc. (Food)	4,480	13,933
SVB Financial Group* (Banks)	960	54,326
Synopsys, Inc.* (Computers)	3,200	103,040
Synovus Financial Corp. (Banks)	16,640	40,768
Taubman Centers, Inc. (REIT)	1,280	100,544
TCF Financial Corp. (Banks)	3,520	40,269
Tech Data Corp.* (Electronics)	800	35,448
Techne Corp. (Healthcare - Products)	800	53,888
Teleflex, Inc. (Healthcare - Products)	800	54,360
Telephone & Data Systems, Inc. (Telecommunications)	2,080	51,730
Tellabs, Inc. (Telecommunications)	7,360	21,491
Tempur-Pedic International, Inc.* (Home Furnishings)	1,280	33,843
Terex Corp.* (Machinery - Construction & Mining)	2,400	54,120
The Brink’s Co. (Miscellaneous Manufacturing)	960	25,258
The Cheesecake Factory, Inc. (Retail)	1,120	37,027
The Cooper Cos., Inc. (Healthcare - Products)	960	92,141
The Corporate Executive Board Co. (Commercial Services)	640	28,774
The Macerich Co. (REIT)	2,880	164,161
The New York Times Co.* - Class A (Media)	2,560	20,941
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	800	34,248

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Timken Co. (Metal Fabricate/Hardware)	1,760	$69,502
The Valspar Corp. (Chemicals)	1,760	98,613
The Warnaco Group, Inc.* (Apparel)	800	56,464
The Wendy’s Co. (Retail)	5,920	25,278
Thor Industries, Inc. (Home Builders)	960	36,509
Thoratec Corp.* (Healthcare - Products)	1,280	45,696
Tibco Software, Inc.* (Internet)	3,200	80,672
Tidewater, Inc. (Transportation)	1,120	53,211
Toll Brothers, Inc.* (Home Builders)	3,200	105,632
Tootsie Roll Industries, Inc. (Food)	480	12,792
Towers Watson & Co. - Class A (Commercial Services)	1,280	68,749
Tractor Supply Co. (Retail)	1,440	138,585
Trimble Navigation, Ltd.* (Electronics)	2,720	128,330
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,600	50,048
Triumph Group, Inc. (Aerospace/Defense)	1,120	73,270
Trustmark Corp. (Banks)	1,440	33,797
Tupperware Corp. (Household Products/Wares)	1,120	66,192
tw telecom, Inc.* (Telecommunications)	3,200	81,504
UDR, Inc. (REIT)	5,280	128,146
UGI Corp. (Gas)	2,400	77,496
Under Armour, Inc.* - Class A (Apparel)	1,600	83,616
Unit Corp.* (Oil & Gas)	960	38,736
United Rentals, Inc.* (Commercial Services)	1,920	78,067
United Therapeutics Corp.* (Biotechnology)	960	43,843
Universal Corp. (Agriculture)	480	23,789
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,920	79,469
URS Corp. (Engineering & Construction)	1,600	53,568
UTI Worldwide, Inc. (Transportation)	2,240	31,114
Valassis Communications, Inc.* (Commercial Services)	800	20,816
Valley National Bancorp (Banks)	4,160	40,518
Valmont Industries, Inc. (Metal Fabricate/Hardware)	480	64,848
ValueClick, Inc.* (Internet)	1,440	24,005
VCA Antech, Inc.* (Pharmaceuticals)	1,920	37,594
Vectren Corp. (Gas)	1,760	52,043
VeriFone Systems, Inc.* (Software)	2,240	66,394
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,640	223,834
Vishay Intertechnology, Inc.* (Electronics)	2,720	22,522
W.R. Berkley Corp. (Insurance)	2,400	93,336
Wabtec Corp. (Machinery - Diversified)	960	78,624
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,760	58,661
Washington Federal, Inc. (Savings & Loans)	2,240	37,587
Waste Connections, Inc. (Environmental Control)	2,560	84,045
Watsco, Inc. (Distribution/Wholesale)	640	43,744
Webster Financial Corp. (Banks)	1,600	35,200
Weingarten Realty Investors (REIT)	2,400	64,800
WellCare Health Plans, Inc.* (Healthcare - Services)	960	45,696
Werner Enterprises, Inc. (Transportation)	960	22,234
Westamerica Bancorp (Banks)	640	28,237
Westar Energy, Inc. (Electric)	2,720	80,784
WEX, Inc.* (Commercial Services)	800	59,024
WGL Holdings, Inc. (Gas)	1,120	44,542
Williams-Sonoma, Inc. (Retail)	1,760	81,365
WMS Industries, Inc.* (Leisure Time)	1,120	18,402
Woodward, Inc. (Electronics)	1,280	42,880
World Fuel Services Corp. (Retail)	1,600	55,520
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,120	24,214
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	1,120	40,242
TOTAL COMMON STOCKS (Cost $21,698,122)		24,271,038

	Principal Amount	Value
Repurchase Agreements(a)(b)(8.1%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $4,242,025	$4,242,000	$4,242,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,242,000)		4,242,000

TOTAL INVESTMENT SECURITIES (Cost $25,940,122) - 54.1%		28,513,038
Net other assets (liabilities) - 45.9%		24,173,117

NET ASSETS - 100.0%		$52,686,155

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $381,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $3,417,750)	35	$(71,584)

See accompanying notes to the schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$11,926,562	$(76,748)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	13,033,887	(56,828)
		$(133,576)

Mid-Cap ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$43,960	0.1%
Aerospace/Defense	292,163	0.6%
Agriculture	23,789	NM
Airlines	80,458	0.2%
Apparel	293,149	0.6%
Auto Manufacturers	57,562	0.1%
Banks	917,626	1.7%
Beverages	65,715	0.1%
Biotechnology	579,832	1.1%
Building Materials	268,099	0.5%
Chemicals	670,546	1.3%
Coal	75,426	0.1%
Commercial Services	1,306,033	2.5%
Computers	588,331	1.1%
Distribution/Wholesale	259,180	0.5%
Diversified Financial Services	519,307	1.0%
Electric	793,338	1.6%
Electrical Components & Equipment	474,925	0.9%
Electronics	634,020	1.2%
Engineering & Construction	277,016	0.5%
Entertainment	146,032	0.3%
Environmental Control	164,765	0.3%
Food	475,779	0.9%
Forest Products & Paper	63,800	0.1%
Gas	410,379	0.8%
Hand/Machine Tools	201,243	0.4%
Healthcare - Products	838,518	1.5%
Healthcare - Services	508,824	1.0%
Home Builders	342,898	0.7%
Home Furnishings	33,843	0.1%
Household Products/Wares	326,309	0.7%
Insurance	1,132,842	2.2%
Internet	486,450	0.9%
Investment Companies	34,344	0.1%
Iron/Steel	192,306	0.4%
Leisure Time	162,474	0.3%
Machinery - Construction & Mining	54,120	0.1%
Machinery - Diversified	482,567	0.8%
Media	237,439	0.4%
Metal Fabricate/Hardware	191,588	0.4%
Mining	163,206	0.3%
Miscellaneous Manufacturing	574,512	0.9%
Office Furnishings	51,238	0.1%
Oil & Gas	790,768	1.5%
Oil & Gas Services	476,715	0.9%
Packaging & Containers	318,867	0.6%
Pharmaceuticals	244,814	0.5%
Real Estate	102,403	0.2%
REIT	2,335,326	4.4%
Retail	1,669,983	3.2%
Savings & Loans	246,126	0.5%
Semiconductors	457,339	0.9%
Shipbuilding	47,466	0.1%
Software	843,630	1.5%
Telecommunications	385,536	0.8%
Textiles	106,842	0.2%
Transportation	636,347	1.1%
Trucking & Leasing	39,802	0.1%
Water	73,123	0.1%
Other**	28,415,117	54.0%
Total	$52,686,155	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

Small-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (34.0%)
3D Systems Corp.* (Computers)	270	$11,745
8x8, Inc.* (Telecommunications)	810	5,306
AAR Corp. (Aerospace/Defense)	405	6,111
Abaxis, Inc.* (Healthcare - Products)	135	4,965
ABIOMED, Inc.* (Healthcare - Products)	225	4,460
ABM Industries, Inc. (Commercial Services)	585	11,115
Acacia Research Corp.* (Media)	360	9,350
Acadia Healthcare Co., Inc.* (Healthcare - Services)	225	4,628
Acadia Realty Trust (REIT)	315	8,089
Acco Brands Corp.* (Household Products/Wares)	990	7,168
Accretive Health, Inc.* (Commercial Services)	495	5,836
Accuray, Inc.* (Healthcare - Products)	630	4,385
Accuride Corp.* (Auto Parts & Equipment)	630	1,682
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	495	4,673
ACI Worldwide, Inc.* (Software)	225	8,798
Acorda Therapeutics, Inc.* (Biotechnology)	270	6,467
Actuant Corp. - Class A (Miscellaneous Manufacturing)	540	15,250
Acuity Brands, Inc. (Electrical Components & Equipment)	270	17,469
Acxiom Corp.* (Software)	630	11,498
ADTRAN, Inc. (Telecommunications)	450	7,601
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	315	3,720
Advent Software, Inc.* (Software)	180	3,906
Advisory Board Co.* (Commercial Services)	225	10,688
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	270	6,069
Aegion Corp.* (Engineering & Construction)	225	4,156
Aeropostale, Inc.* (Retail)	540	6,453
Aerovironment, Inc.* (Aerospace/Defense)	225	4,948
AFC Enterprises, Inc.* (Retail)	225	5,697
Affymax, Inc.* (Biotechnology)	315	7,179
Air Methods Corp.* (Healthcare - Services)	90	9,867
Aircastle, Ltd. (Trucking & Leasing)	585	6,511
Akorn, Inc.* (Pharmaceuticals)	585	7,026
Alaska Air Group, Inc.* (Airlines)	450	17,208
Albany International Corp. - Class A (Machinery - Diversified)	360	7,909
Align Technology, Inc.* (Healthcare - Products)	450	11,961
Alkermes PLC* (Pharmaceuticals)	900	16,677
Allegiant Travel Co.* (Airlines)	90	6,547
ALLETE, Inc. (Electric)	405	16,856
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	360	5,821
Alterra Capital Holdings, Ltd. (Insurance)	585	14,292
Altra Holdings, Inc. (Machinery - Diversified)	225	4,055
AMCOL International Corp. (Mining)	135	4,263
Amedisys, Inc.* (Healthcare - Services)	270	2,981
American Assets Trust, Inc. (REIT)	405	11,004
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	495	5,381
American Equity Investment Life Holding Co. (Insurance)	900	10,359
American Greetings Corp. - Class A (Household Products/Wares)	270	4,636
American Public Education, Inc.* (Commercial Services)	135	4,918
American Realty Capital Trust, Inc. (Investment Companies)	945	10,651
American Science & Engineering, Inc. (Electronics)	90	5,722
American States Water Co. (Water)	180	7,924
American Vanguard Corp. (Chemicals)	270	9,647
Ameristar Casinos, Inc. (Lodging)	225	4,106
Amkor Technology, Inc.* (Semiconductors)	810	3,499
AmSurg Corp.* (Healthcare - Services)	180	5,134
AmTrust Financial Services, Inc. (Insurance)	270	6,534
Analogic Corp. (Electronics)	90	6,629
Ancestry.com, Inc.* (Internet)	225	7,110
Angie’s List, Inc.* (Internet)	405	4,633
Anixter International, Inc. (Telecommunications)	180	10,552
ANN, Inc.* (Retail)	360	12,658
Annie’s, Inc.* (Food)	90	3,555
Antares Pharma, Inc.* (Pharmaceuticals)	1,035	3,943
Anworth Mortgage Asset Corp. (REIT)	810	4,973
Apogee Enterprises, Inc. (Building Materials)	315	6,417
Apollo Investment Corp. (Investment Companies)	1,170	9,301
Applied Industrial Technologies, Inc. (Machinery - Diversified)	360	14,612
Applied Micro Circuits Corp.* (Semiconductors)	720	4,176
Approach Resources, Inc.* (Oil & Gas)	225	5,542
Arabian American Development Co.* (Oil & Gas)	315	2,690
Arbitron, Inc. (Commercial Services)	135	4,909
Arch Coal, Inc. (Coal)	1,305	10,388
Arctic Cat, Inc.* (Leisure Time)	90	3,264
Arena Pharmaceuticals, Inc.* (Biotechnology)	990	7,831
Argo Group International Holdings, Ltd. (Insurance)	180	6,192
Arkansas Best Corp. (Transportation)	315	2,536
Arlington Asset Investment Corp. - Class A (Investment Companies)	225	5,006
Array BioPharma, Inc.* (Pharmaceuticals)	1,080	4,471
Arris Group, Inc.* (Telecommunications)	990	13,602
ArthroCare Corp.* (Healthcare - Products)	180	5,414
Aruba Networks, Inc.* (Telecommunications)	675	12,265
Asbury Automotive Group, Inc.* (Retail)	225	7,137
Ashford Hospitality Trust (REIT)	540	4,639
Aspen Technology, Inc.* (Software)	630	15,610

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Assisted Living Concepts, Inc. - class A (Healthcare - Services)	270	$2,136
Associated Estates Realty Corp. (REIT)	540	8,095
Astec Industries, Inc.* (Machinery - Construction & Mining)	180	5,184
Astex Pharmaceuticals, Inc.* (Biotechnology)	1,935	4,605
Astoria Financial Corp. (Savings & Loans)	855	8,576
athenahealth, Inc.* (Software)	180	11,571
Atlantic Power Corp. (Electric)	630	9,463
Atlantic Tele-Network, Inc. (Telecommunications)	135	5,594
Atlas Air Worldwide Holdings, Inc.* (Transportation)	180	9,898
ATMI, Inc.* (Semiconductors)	225	4,444
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	270	5,530
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,440	4,118
Aveo Phamaceuticals, Inc.* (Biotechnology)	360	2,747
Avis Budget Group, Inc.* (Commercial Services)	675	11,158
Avista Corp. (Electric)	405	10,295
B&G Foods, Inc. - Class A (Food)	360	10,897
Badger Meter, Inc. (Electronics)	90	3,856
Balchem Corp. (Chemicals)	180	6,269
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	225	5,063
BancorpSouth, Inc. (Banks)	855	12,098
Bank of the Ozarks, Inc. (Banks)	225	7,367
Bankrate, Inc.* (Internet)	450	4,829
Banner Corp. (Banks)	180	5,218
Barnes & Noble, Inc.* (Retail)	225	3,789
Barnes Group, Inc. (Miscellaneous Manufacturing)	405	9,266
BBCN Bancorp, Inc. (Banks)	855	10,199
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	270	8,732
bebe Stores, Inc. (Retail)	720	2,916
Belden, Inc. (Electrical Components & Equipment)	315	11,277
Benchmark Electronics, Inc.* (Electronics)	630	9,337
Berry Petroleum Co. - Class A (Oil & Gas)	360	13,864
BGC Partners, Inc. - Class A (Diversified Financial Services)	765	3,580
Bill Barrett Corp.* (Oil & Gas)	360	8,248
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	180	4,997
BioScrip, Inc.* (Pharmaceuticals)	495	4,559
BJ’s Restaurants, Inc.* (Retail)	135	4,462
Black Box Corp. (Telecommunications)	135	2,959
Black Hills Corp. (Electric)	540	19,316
Blackbaud, Inc. (Software)	225	5,348
BlackRock Kelso Capital Corp. (Investment Companies)	450	4,505
Blount International, Inc.* (Miscellaneous Manufacturing)	585	7,740
Blucora, Inc.* (Internet)	270	4,739
Blyth, Inc. (Household Products/Wares)	90	2,056
Bob Evans Farms, Inc. (Retail)	135	5,139
Boise, Inc. (Forest Products & Paper)	630	5,286
Boston Beer Co., Inc.* - Class A (Beverages)	45	4,841
Boston Private Financial Holdings, Inc. (Banks)	495	4,564
Bottomline Technologies, Inc.* (Software)	315	7,371
Boyd Gaming Corp.* (Lodging)	630	3,887
Brady Corp. - Class A (Electronics)	450	13,843
Bridgepoint Education, Inc.* (Commercial Services)	315	3,150
Briggs & Stratton Corp. (Machinery - Diversified)	540	10,665
Bristow Group, Inc. (Transportation)	225	11,232
BroadSoft, Inc.* (Internet)	180	6,880
Brookline Bancorp, Inc. (Savings & Loans)	675	5,724
Brooks Automation, Inc. (Semiconductors)	450	3,249
Brown Shoe Co., Inc. (Retail)	360	5,681
Brunswick Corp. (Leisure Time)	495	11,677
Buckeye Technologies, Inc. (Forest Products & Paper)	225	5,895
Buffalo Wild Wings, Inc.* (Retail)	135	10,253
C&J Energy Services, Inc.* (Oil & Gas Services)	360	6,977
Cabela’s, Inc.* (Retail)	360	16,133
Cabot Microelectronics Corp. (Semiconductors)	180	5,364
CACI International, Inc.* - Class A (Computers)	180	9,077
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	945	3,345
Caesars Entertainment Corp.* (Lodging)	360	2,084
Calgon Carbon Corp.* (Environmental Control)	585	7,248
California Water Service Group (Water)	540	9,946
Calix, Inc.* (Telecommunications)	405	2,693
Callaway Golf Co. (Leisure Time)	540	2,948
Cal-Maine Foods, Inc. (Food)	90	3,882
Cambrex Corp.* (Biotechnology)	405	4,892
Campus Crest Communities, Inc. (REIT)	450	4,991
Cantel Medical Corp. (Healthcare - Products)	180	4,682
Capstead Mortgage Corp. (REIT)	675	8,316
Cardtronics, Inc.* (Commercial Services)	270	7,671
Career Education Corp.* (Commercial Services)	765	2,601
Carrizo Oil & Gas, Inc.* (Oil & Gas)	270	7,241
Casey’s General Stores, Inc. (Retail)	270	13,919
Cash America International, Inc. (Retail)	225	8,796
Cathay Bancorp, Inc. (Banks)	990	17,512
Cavium, Inc.* (Semiconductors)	360	11,944
Cbeyond, Inc.* (Telecommunications)	540	4,136
CBIZ, Inc.* (Commercial Services)	585	3,229
CEC Entertainment, Inc. (Retail)	135	4,185

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cedar Realty Trust, Inc. (REIT)	855	$4,523
Centene Corp.* (Healthcare - Services)	315	11,963
Central Garden & Pet Co.* - Class A (Household Products/Wares)	540	6,086
Central Pacific Financial Corp.* (Banks)	405	5,820
Century Aluminum Co.* (Mining)	720	5,148
Cepheid, Inc.* (Healthcare - Products)	450	13,640
Ceradyne, Inc. (Miscellaneous Manufacturing)	180	6,293
CEVA, Inc.* (Semiconductors)	225	3,409
CH Energy Group, Inc. (Electric)	90	5,853
Chart Industries, Inc.* (Machinery - Diversified)	180	12,742
Checkpoint Systems, Inc.* (Electronics)	450	3,654
Chemed Corp. (Commercial Services)	90	6,053
Chemtura Corp.* (Chemicals)	720	11,470
Chesapeake Lodging Trust (REIT)	270	5,090
CIBER, Inc.* (Computers)	765	2,387
Ciena Corp.* (Telecommunications)	540	6,701
Cincinnati Bell, Inc.* (Telecommunications)	1,125	5,862
CIRCOR International, Inc. (Metal Fabricate/Hardware)	180	6,208
Cirrus Logic, Inc.* (Semiconductors)	360	14,673
Citizens Republic Bancorp, Inc.* (Banks)	450	8,163
City Holding Co. (Banks)	90	3,161
Clarcor, Inc. (Miscellaneous Manufacturing)	360	16,286
Clayton Williams Energy, Inc.* (Oil & Gas)	135	5,717
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	450	5,153
Clearwater Paper Corp.* (Forest Products & Paper)	135	5,338
Cleco Corp. (Electric)	360	15,534
Cloud Peak Energy, Inc.* (Coal)	495	10,444
Clovis Oncology, Inc.* (Pharmaceuticals)	135	2,912
CNO Financial Group, Inc. (Insurance)	1,440	13,795
Coeur d’Alene Mines Corp.* (Mining)	675	20,865
Cogent Communications Group, Inc. (Internet)	315	6,839
Cognex Corp. (Machinery - Diversified)	315	11,485
Cohen & Steers, Inc. (Diversified Financial Services)	135	3,779
Coherent, Inc.* (Electronics)	180	8,217
Coinstar, Inc.* (Retail)	180	8,449
Colonial Properties Trust (REIT)	540	11,680
Colony Financial, Inc. (REIT)	630	12,606
Columbia Banking System, Inc. (Banks)	405	7,173
Columbia Sportswear Co. (Apparel)	135	7,614
Community Bank System, Inc. (Banks)	450	12,416
Community Trust Bancorp, Inc. (Banks)	90	3,053
CommVault Systems, Inc.* (Software)	270	16,866
comScore, Inc.* (Internet)	270	3,826
Comstock Resources, Inc.* (Oil & Gas)	360	6,163
Comverse Technology, Inc.* (Telecommunications)	1,440	9,490
Conceptus, Inc.* (Healthcare - Products)	180	3,391
CONMED Corp. (Healthcare - Products)	180	4,979
Consolidated Communications Holdings, Inc. (Telecommunications)	405	6,254
Constant Contact, Inc.* (Internet)	180	2,221
Convergys Corp. (Commercial Services)	990	16,641
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	405	8,153
Cornerstone OnDemand, Inc.* (Software)	315	8,817
CoStar Group, Inc.* (Commercial Services)	135	11,191
Cousins Properties, Inc. (REIT)	675	5,677
Cracker Barrel Old Country Store, Inc. (Retail)	135	8,593
Cray, Inc.* (Computers)	315	3,834
Credit Acceptance Corp.* (Diversified Financial Services)	45	3,674
CreXus Investment Corp. (REIT)	720	8,100
Crocs, Inc.* (Apparel)	585	7,371
CSG Systems International, Inc.* (Software)	360	7,420
CubeSmart (REIT)	720	9,446
Cubic Corp. (Aerospace/Defense)	180	8,784
Cubist Pharmaceuticals, Inc.* (Biotechnology)	405	17,374
Curis, Inc.* (Biotechnology)	810	3,086
Curtiss-Wright Corp. (Aerospace/Defense)	360	11,113
CVB Financial Corp. (Banks)	900	9,738
CVR Energy, Inc.* (Oil & Gas)	180	6,615
Cyberonics, Inc.* (Healthcare - Products)	135	6,244
Cymer, Inc.* (Electronics)	180	14,344
Dana Holding Corp. (Auto Parts & Equipment)	720	9,475
Darling International, Inc.* (Environmental Control)	945	15,621
DCT Industrial Trust, Inc. (REIT)	1,080	6,966
DealerTrack Holdings, Inc.* (Internet)	270	7,379
Delek US Holdings, Inc. (Oil & Gas)	225	5,794
Deltic Timber Corp. (Forest Products & Paper)	45	3,054
Deluxe Corp. (Commercial Services)	540	17,014
Demand Media, Inc.* (Media)	495	4,222
Dendreon Corp.* (Biotechnology)	990	3,762
DepoMed, Inc.* (Pharmaceuticals)	765	4,322
Dexcom, Inc.* (Healthcare - Products)	495	6,485
DFC Global Corp.* (Commercial Services)	405	6,824
DiamondRock Hospitality Co. (REIT)	1,170	9,922
Dice Holdings, Inc.* (Internet)	450	3,974
Digital River, Inc.* (Internet)	360	5,162
DigitalGlobe, Inc.* (Telecommunications)	315	8,171
Dime Community Bancshares, Inc. (Savings & Loans)	270	3,915
DineEquity, Inc.* (Retail)	90	5,643
Diodes, Inc.* (Semiconductors)	450	6,822
Dole Food Co., Inc.* (Food)	540	6,799
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	135	10,395
Domino’s Pizza, Inc. (Retail)	405	16,451

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dorman Products, Inc.* (Auto Parts & Equipment)	225	$6,874
Douglas Dynamics, Inc. (Auto Parts & Equipment)	360	5,468
Dril-Quip, Inc.* (Oil & Gas Services)	225	15,583
Duff & Phelps Corp. - Class A (Diversified Financial Services)	270	3,356
DuPont Fabros Technology, Inc. (REIT)	495	10,623
DXP Enterprises, Inc.* (Machinery - Diversified)	90	4,431
Dycom Industries, Inc.* (Engineering & Construction)	315	4,486
Dynavax Technologies Corp.* (Biotechnology)	1,350	5,589
Dynex Capital, Inc. (REIT)	585	5,803
E.W. Scripps Co.* (Media)	405	4,297
Eagle Materials, Inc. (Building Materials)	270	14,302
EarthLink, Inc. (Internet)	720	4,565
EastGroup Properties, Inc. (REIT)	225	11,714
Ebix, Inc. (Software)	315	6,864
Echo Global Logistics, Inc.* (Transportation)	225	3,782
Education Realty Trust, Inc. (REIT)	675	7,108
El Paso Electric Co. (Electric)	540	18,355
Electronics for Imaging, Inc.* (Computers)	360	6,250
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	225	10,616
Ellie Mae, Inc.* (Diversified Financial Services)	225	5,625
EMCOR Group, Inc. (Engineering & Construction)	495	15,918
Emergent Biosolutions, Inc.* (Biotechnology)	315	4,186
Empire District Electric Co. (Electric)	540	11,723
Employers Holdings, Inc. (Insurance)	270	4,928
Emulex Corp.* (Semiconductors)	765	5,324
Encore Capital Group, Inc.* (Diversified Financial Services)	225	6,525
Encore Wire Corp. (Electrical Components & Equipment)	180	5,555
Endologix, Inc.* (Healthcare - Products)	405	5,451
Energy XXI (Bermuda), Ltd. (Oil & Gas)	360	11,916
EnerSys* (Electrical Components & Equipment)	315	10,861
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	135	4,936
Entegris, Inc.* (Semiconductors)	1,080	8,867
Entertainment Properties Trust (REIT)	405	18,001
Entropic Communications, Inc.* (Semiconductors)	810	3,896
Enzon Pharmaceuticals, Inc.* (Biotechnology)	675	4,435
EPL Oil & Gas, Inc.* (Oil & Gas)	270	5,843
Equity One, Inc. (REIT)	720	15,048
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	135	5,054
Esterline Technologies Corp.* (Aerospace/Defense)	180	10,402
Ethan Allen Interiors, Inc. (Home Furnishings)	180	5,294
Euronet Worldwide, Inc.* (Commercial Services)	450	9,131
EverBank Financial Corp. (Savings & Loans)	630	9,601
Evercore Partners, Inc. - Class A (Diversified Financial Services)	315	8,789
Exact Sciences Corp.* (Biotechnology)	495	4,683
ExactTarget, Inc.* (Internet)	270	6,296
ExamWorks Group, Inc.* (Commercial Services)	315	4,416
Exelixis, Inc.* (Biotechnology)	945	4,489
Exlservice Holdings, Inc.* (Commercial Services)	270	8,003
Exponent, Inc.* (Engineering & Construction)	90	4,948
Express, Inc.* (Retail)	585	6,511
Exterran Holdings, Inc.* (Oil & Gas Services)	495	9,890
Extreme Networks, Inc.* (Telecommunications)	1,035	3,374
EZCORP, Inc.* - Class A (Retail)	270	5,308
F.N.B. Corp. (Banks)	1,260	13,520
Fabrinet* (Miscellaneous Manufacturing)	270	2,600
Fair Isaac Corp. (Software)	180	8,388
FARO Technologies, Inc.* (Electronics)	90	3,618
FBL Financial Group, Inc. - Class A (Insurance)	180	6,143
Federal Signal Corp.* (Miscellaneous Manufacturing)	585	3,375
Federal-Mogul Corp.* (Auto Parts & Equipment)	450	3,393
FEI Co. (Electronics)	225	12,386
FelCor Lodging Trust, Inc.* (REIT)	765	3,366
Ferro Corp.* (Chemicals)	810	2,130
Fifth & Pacific Cos., Inc.* (Retail)	630	6,917
Fifth Street Finance Corp. (Investment Companies)	585	6,382
Financial Engines, Inc.* (Diversified Financial Services)	270	6,483
Finisar Corp.* (Telecommunications)	585	6,739
First American Financial Corp. (Insurance)	855	19,451
First BanCorp.* (Banks)	1,305	5,533
First Cash Financial Services, Inc.* (Retail)	135	6,029
First Commonwealth Financial Corp. (Banks)	990	6,485
First Financial Bancorp (Banks)	450	7,065
First Financial Bankshares, Inc. (Banks)	180	6,521
First Industrial Realty Trust, Inc.* (REIT)	720	9,612
First Midwest Bancorp, Inc. (Banks)	675	8,350
First Potomac Realty Trust (REIT)	585	6,967
First Solar, Inc.* (Energy - Alternate Sources)	450	10,940
FirstMerit Corp. (Banks)	810	11,227

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flagstone Reinsurance Holdings S.A. (Insurance)	450	$3,978
Flotek Industries, Inc.* (Oil & Gas Services)	405	4,500
Forest Oil Corp.* (Oil & Gas)	990	7,504
FormFactor, Inc.* (Semiconductors)	495	2,257
Forum Energy Technologies, Inc.* (Oil & Gas Services)	405	9,036
Forward Air Corp. (Transportation)	135	4,505
Francesca’s Holdings Corp.* (Retail)	225	6,644
Franklin Street Properties Corp. (REIT)	495	5,648
Fred’s, Inc. (Retail)	270	3,659
Fresh Del Monte Produce, Inc. (Food)	450	11,327
FTI Consulting, Inc.* (Commercial Services)	360	9,346
Fuller (H.B.) Co. (Chemicals)	450	13,681
GasLog, Ltd.* (Transportation)	450	5,193
Generac Holdings, Inc. (Electrical Components & Equipment)	270	9,179
Genesco, Inc.* (Retail)	180	10,314
Genesee & Wyoming, Inc.* - Class A (Transportation)	270	19,566
Genomic Health, Inc.* (Healthcare - Products)	180	5,625
GenOn Energy, Inc.* (Electric)	2,745	7,055
GeoEye, Inc.* (Telecommunications)	315	9,882
Georgia Gulf Corp. (Chemicals)	225	7,963
Getty Realty Corp. (REIT)	270	4,944
Glacier Bancorp, Inc. (Banks)	540	7,830
Glatfelter (Forest Products & Paper)	630	11,221
Glimcher Realty Trust (REIT)	810	8,643
Global Cash Access Holdings, Inc.* (Commercial Services)	630	4,442
Global Power Equipment Group, Inc. (Machinery - Diversified)	180	3,042
Globe Specialty Metals, Inc. (Mining)	495	7,440
Glu Mobile, Inc.* (Software)	720	2,282
Gold Resource Corp. (Mining)	225	3,762
Government Properties Income Trust (REIT)	405	8,987
GP Strategies Corp.* (Miscellaneous Manufacturing)	180	3,465
Grand Canyon Education, Inc.* (Commercial Services)	405	8,813
Granite Construction, Inc. (Engineering & Construction)	360	10,876
Graphic Packaging Holding Co.* (Packaging & Containers)	1,035	6,127
Great Lakes Dredge & Dock Co. (Commercial Services)	540	4,293
Greatbatch, Inc.* (Healthcare - Products)	360	7,913
Green Dot Corp.* - Class A (Commercial Services)	270	2,751
Greenhill & Co., Inc. (Diversified Financial Services)	270	12,884
Group 1 Automotive, Inc. (Retail)	180	11,162
GSI Group, Inc.* (Electronics)	315	2,448
GT Advanced Technologies, Inc.* (Semiconductors)	810	3,515
Guidewire Software, Inc.* (Software)	180	5,515
GulfMark Offshore, Inc.* - Class A (Transportation)	180	5,818
Gulfport Energy Corp.* (Oil & Gas)	360	11,945
H&E Equipment Services, Inc. (Commercial Services)	270	4,109
Haemonetics Corp.* (Healthcare - Products)	180	14,705
Halcon Resources Corp.* (Oil & Gas)	855	5,532
Halozyme Therapeutics, Inc.* (Biotechnology)	630	3,333
Hancock Holding Co. (Banks)	585	18,479
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	315	7,985
Harbinger Group, Inc.* (Holding Companies - Diversified)	675	5,906
Harmonic, Inc.* (Telecommunications)	1,215	5,273
Harris Teeter Supermarkets, Inc. (Food)	360	13,482
Harvest Natural Resources, Inc.* (Oil & Gas)	540	4,714
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	225	3,841
Headwaters, Inc.* (Energy - Alternate Sources)	675	4,853
Healthcare Realty Trust, Inc. (REIT)	495	11,628
Healthcare Services Group, Inc. (Commercial Services)	675	16,133
HEALTHSOUTH Corp.* (Healthcare - Services)	720	15,933
HealthStream, Inc.* (Internet)	135	3,448
Heartland Express, Inc. (Transportation)	675	9,416
Heartland Payment Systems, Inc. (Commercial Services)	360	9,389
HeartWare International, Inc.* (Healthcare - Products)	90	7,558
Hecla Mining Co. (Mining)	1,980	13,028
HEICO Corp. (Aerospace/Defense)	360	13,908
Helen of Troy, Ltd.* (Household Products/Wares)	180	5,439
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	765	13,227
Hercules Offshore, Inc.* (Oil & Gas)	1,665	7,925
Hercules Technology Growth Capital, Inc. (Private Equity)	405	4,374
Herman Miller, Inc. (Office Furnishings)	450	8,726
Hersha Hospitality Trust (REIT)	1,035	4,730
Hexcel Corp.* (Miscellaneous Manufacturing)	675	17,253
HFF, Inc.* - Class A (Real Estate)	270	3,761
Hibbett Sports, Inc.* (Retail)	135	7,289
Higher One Holdings, Inc.* (Diversified Financial Services)	360	4,547
Highwoods Properties, Inc. (REIT)	405	13,061
Hillenbrand, Inc. (Commercial Services)	720	14,738
Hilltop Holdings, Inc.* (Insurance)	360	4,892

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hittite Microwave Corp.* (Semiconductors)	180	$10,194
HMS Holdings Corp.* (Commercial Services)	585	13,508
HNI Corp. (Office Furnishings)	270	7,430
Home Bancshares, Inc. (Banks)	135	4,676
Horace Mann Educators Corp. (Insurance)	450	8,645
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	225	7,794
HSN, Inc. (Retail)	270	14,045
Hub Group, Inc.* - Class A (Transportation)	270	8,373
Hudson Pacific Properties, Inc. (REIT)	495	9,390
Huron Consulting Group, Inc.* (Commercial Services)	180	5,193
IBERIABANK Corp. (Banks)	270	13,443
ICF International, Inc.* (Commercial Services)	180	3,303
Iconix Brand Group, Inc.* (Apparel)	450	8,330
ICU Medical, Inc.* (Healthcare - Products)	135	8,010
IDACORP, Inc. (Electric)	360	16,099
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	585	2,083
iGATE Corp.* (Computers)	225	3,611
II-VI, Inc.* (Electronics)	495	8,172
ImmunoGen, Inc.* (Biotechnology)	540	5,983
Impax Laboratories, Inc.* (Pharmaceuticals)	540	11,475
Imperva, Inc.* (Software)	180	5,675
Infinera Corp.* (Telecommunications)	1,080	5,314
Infoblox, Inc.* (Software)	180	2,990
Inland Real Estate Corp. (REIT)	855	6,985
InnerWorkings, Inc.* (Software)	360	5,191
Innophos Holdings, Inc. (Chemicals)	135	6,433
Innospec, Inc.* (Chemicals)	180	5,828
Insight Enterprises, Inc.* (Computers)	270	4,366
Insperity, Inc. (Commercial Services)	270	7,050
Insulet Corp.* (Healthcare - Products)	360	7,636
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	135	5,164
Integrated Device Technology, Inc.* (Semiconductors)	990	5,386
InterDigital, Inc. (Telecommunications)	315	11,998
Interface, Inc. (Office Furnishings)	630	9,015
Intermec, Inc.* (Machinery - Diversified)	720	4,882
InterMune, Inc.* (Biotechnology)	495	3,935
International Bancshares Corp. (Banks)	405	7,351
International Rectifier Corp.* (Semiconductors)	810	12,546
International Speedway Corp. - Class A (Entertainment)	315	8,033
Intersections, Inc. (Commercial Services)	225	2,090
Intersil Corp. - Class A (Semiconductors)	1,035	7,297
Interval Leisure Group, Inc. (Leisure Time)	270	5,146
Intralinks Holdings, Inc.* (Internet)	810	4,528
Invacare Corp. (Healthcare - Products)	360	4,914
InvenSense, Inc.* (Electronics)	315	3,528
Invesco Mortgage Capital, Inc. (REIT)	765	16,393
Investment Technology Group, Inc.* (Diversified Financial Services)	540	4,558
Investors Bancorp, Inc. (Savings & Loans)	765	13,762
ION Geophysical Corp.* (Oil & Gas Services)	855	5,523
IPC The Hospitalist Co.* (Healthcare - Services)	135	4,656
Iridium Communications, Inc.* (Telecommunications)	585	4,323
iRobot Corp.* (Machinery - Diversified)	180	3,235
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	585	6,804
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	855	7,396
Ixia* (Telecommunications)	360	5,044
J & J Snack Foods Corp. (Food)	90	5,154
j2 Global, Inc. (Computers)	450	13,518
Jack in the Box, Inc.* (Retail)	360	9,364
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	495	6,390
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	270	14,507
JDA Software Group, Inc.* (Software)	315	12,014
JetBlue Airways Corp.* (Airlines)	1,305	6,903
Jive Software, Inc.* (Software)	180	2,016
Jos. A. Bank Clothiers, Inc.* (Retail)	135	6,317
K12, Inc.* (Commercial Services)	225	4,606
Kaiser Aluminum Corp. (Mining)	90	5,452
Kaman Corp. (Aerospace/Defense)	135	5,022
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	405	8,898
Kaydon Corp. (Metal Fabricate/Hardware)	405	9,056
KB Home (Home Builders)	405	6,472
KBW, Inc. (Diversified Financial Services)	405	6,581
Kenexa Corp.* (Commercial Services)	225	10,341
Kennedy-Wilson Holdings, Inc. (Real Estate)	450	6,390
Key Energy Services, Inc.* (Oil & Gas Services)	1,125	7,358
Keynote Systems, Inc. (Internet)	270	3,858
Knight Capital Group, Inc.* - Class A (Diversified Financial Services)	855	2,249
Knight Transportation, Inc. (Transportation)	855	12,928
Knoll, Inc. (Office Furnishings)	495	7,123
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,485	13,721
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	135	4,819
Korn/Ferry International* (Commercial Services)	540	7,231
Kraton Performance Polymers, Inc.* (Chemicals)	270	5,891
Krispy Kreme Doughnuts, Inc.* (Retail)	720	5,350
Laclede Group, Inc. (Gas)	180	7,495
Lakeland Bancorp, Inc. (Banks)	270	2,681
Lancaster Colony Corp. (Food)	90	6,550
LaSalle Hotel Properties (REIT)	585	14,005
Lattice Semiconductor Corp.* (Semiconductors)	1,035	4,016

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
La-Z-Boy, Inc.* (Home Furnishings)	450	$7,299
Leap Wireless International, Inc.* (Telecommunications)	495	2,643
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	495	4,376
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,520	5,216
Lexington Realty Trust (REIT)	855	8,114
Life Time Fitness, Inc.* (Leisure Time)	270	12,121
Ligand Phamaceuticals, Inc.* - Class B (Biotechnology)	225	3,470
Lindsay Manufacturing Co. (Machinery - Diversified)	135	10,310
Lions Gate Entertainment Corp.* (Entertainment)	540	9,007
Liquidity Services, Inc.* (Internet)	180	7,420
Lithia Motors, Inc. - Class A (Retail)	180	6,156
Littelfuse, Inc. (Electrical Components & Equipment)	135	7,236
Live Nation, Inc.* (Commercial Services)	900	8,235
LivePerson, Inc.* (Computers)	405	6,354
LogMeIn, Inc.* (Telecommunications)	180	4,442
Loral Space & Communications, Inc. (Telecommunications)	90	7,079
Louisiana-Pacific Corp.* (Building Materials)	720	11,369
LSB Industries, Inc.* (Miscellaneous Manufacturing)	180	7,248
LTC Properties, Inc. (REIT)	180	5,942
LTX-Credence Corp.* (Semiconductors)	540	3,008
Lufkin Industries, Inc. (Oil & Gas Services)	180	9,002
Lumber Liquidators Holdings, Inc.* (Retail)	180	10,048
Luminex Corp.* (Healthcare - Products)	225	3,618
M.D.C. Holdings, Inc. (Home Builders)	180	6,883
Magellan Health Services, Inc.* (Healthcare - Services)	180	9,027
magicJack VocalTec, Ltd.* (Internet)	180	3,663
Magnum Hunter Resources Corp.* (Oil & Gas)	1,350	5,157
Main Street Capital Corp. (Investment Companies)	270	8,108
MAKO Surgical Corp.* (Healthcare - Products)	225	3,409
Manhattan Associates, Inc.* (Computers)	135	8,100
MannKind Corp.* (Pharmaceuticals)	1,665	3,147
ManTech International Corp. - Class A (Software)	225	5,168
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	270	4,163
MarketAxess Holdings, Inc. (Diversified Financial Services)	315	9,841
Marriott Vacations Worldwide Corp.* (Entertainment)	225	8,852
Masimo Corp.* (Healthcare - Products)	450	9,887
MasTec, Inc.* (Engineering & Construction)	585	13,198
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	180	5,179
MAXIMUS, Inc. (Commercial Services)	270	14,898
MB Financial, Inc. (Banks)	315	6,382
McEwen Mining, Inc.* (Mining)	2,070	10,060
McGrath Rentcorp (Commercial Services)	180	4,727
McMoRan Exploration Co.* (Oil & Gas)	675	8,053
Meadowbrook Insurance Group, Inc. (Insurance)	405	2,276
Measurement Specialties, Inc.* (Electronics)	135	4,402
MedAssets, Inc.* (Software)	450	7,979
Medical Properties Trust, Inc. (REIT)	855	9,815
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	450	19,534
Medidata Solutions, Inc.* (Software)	135	5,673
Medley Capital Corp. (Private Equity)	450	6,480
MEMC Electronic Materials, Inc.* (Semiconductors)	1,575	3,969
Mentor Graphics Corp.* (Computers)	585	9,079
Meredith Corp. (Media)	315	10,542
Meridian Bioscience, Inc. (Healthcare - Products)	225	4,444
Merit Medical Systems, Inc.* (Healthcare - Products)	450	6,498
Meritage Homes Corp.* (Home Builders)	180	6,656
Meritor, Inc.* (Auto Parts & Equipment)	765	3,381
MetroCorp Bancshares, Inc.* (Banks)	405	4,107
Metropolitan Health Networks, Inc.* (Healthcare - Services)	405	4,427
MGIC Investment Corp.* (Insurance)	2,205	3,793
Micrel, Inc. (Semiconductors)	495	4,797
Microsemi Corp.* (Semiconductors)	495	9,503
MicroStrategy, Inc.* - Class A (Software)	45	4,251
Millennial Media, Inc.* (Advertising)	270	4,328
Mine Safety Appliances Co. (Environmental Control)	225	8,685
Minerals Technologies, Inc. (Chemicals)	90	6,449
MIPS Technologies, Inc.* (Semiconductors)	540	3,775
Mistras Group, Inc.* (Engineering & Construction)	180	3,976
MKS Instruments, Inc. (Semiconductors)	270	6,380
Mobile Mini, Inc.* (Storage/Warehousing)	405	7,055
Molina Healthcare, Inc.* (Healthcare - Services)	180	4,513
Momenta Pharmaceuticals, Inc.* (Biotechnology)	405	5,135
Monmouth Real Estate Investment Corp. - Class A (REIT)	450	4,995
Monolithic Power Systems, Inc.* (Semiconductors)	225	4,372
Monotype Imaging Holdings, Inc. (Software)	225	3,445
Monro Muffler Brake, Inc. (Commercial Services)	225	7,632
Monster Worldwide, Inc.* (Commercial Services)	855	5,318
Montpelier Re Holdings, Ltd. (Insurance)	585	13,378
Moog, Inc.* - Class A (Aerospace/Defense)	180	6,662

See accompanying notes to the schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Move, Inc.* (Internet)	0	†	$2
MTS Systems Corp. (Computers)	90		4,537
Mueller Industries, Inc. (Metal Fabricate/Hardware)	270		11,826
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,260		6,565
Multi-Color Corp. (Commercial Services)	180		4,090
Multimedia Games Holding Co., Inc.* (Entertainment)	270		4,293
MVC Capital, Inc. (Investment Companies)	270		3,337
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	45		4,726
Myers Industries, Inc. (Miscellaneous Manufacturing)	225		3,337
MYR Group, Inc.* (Engineering & Construction)	225		4,765
Nanometrics, Inc.* (Semiconductors)	270		3,715
Nash Finch Co. (Food)	180		3,461
National CineMedia, Inc. (Entertainment)	405		6,261
National Financial Partners* (Diversified Financial Services)	315		5,780
National Health Investors, Inc. (REIT)	180		9,614
National Penn Bancshares, Inc. (Banks)	1,125		10,046
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	315		11,381
Navigant Consulting Co.* (Commercial Services)	630		6,546
NBT Bancorp, Inc. (Banks)	225		4,786
Nektar Therapeutics* (Pharmaceuticals)	810		7,290
Nelnet, Inc. - Class A (Diversified Financial Services)	225		5,492
Neogen Corp.* (Pharmaceuticals)	135		5,777
NETGEAR, Inc.* (Telecommunications)	270		9,588
NetScout Systems, Inc.* (Computers)	270		6,677
Netspend Holdings, Inc.* (Diversified Financial Services)	450		4,820
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	765		5,607
Neutral Tandem, Inc. (Telecommunications)	270		1,247
New Jersey Resources Corp. (Gas)	270		12,004
NewLink Genetics Corp.* (Biotechnology)	225		3,103
Newpark Resources, Inc.* (Oil & Gas Services)	765		5,194
Newport Corp.* (Electronics)	315		3,408
NIC, Inc. (Internet)	495		7,079
NN, Inc.* (Metal Fabricate/Hardware)	315		2,608
Northern Oil and Gas, Inc.* (Oil & Gas)	405		6,140
Northwest Bancshares, Inc. (Savings & Loans)	1,035		12,317
Northwest Natural Gas Co. (Gas)	225		10,469
NorthWestern Corp. (Electric)	450		16,115
NPS Pharmaceuticals, Inc.* (Biotechnology)	810		7,484
NuVasive, Inc.* (Healthcare - Products)	315		4,542
NxStage Medical, Inc.* (Healthcare - Products)	360		4,032
Oasis Petroleum, Inc.* (Oil & Gas)	495		14,538
Ocwen Financial Corp.* (Diversified Financial Services)	855		32,977
OCZ Technology Group, Inc.* (Computers)	765		1,033
Odyssey Marine Exploration, Inc.* (Commercial Services)	900		2,601
Office Depot, Inc.* (Retail)	2,430		6,026
OfficeMax, Inc. (Retail)	855		6,284
Old Dominion Freight Line, Inc.* (Transportation)	405		13,584
Old National Bancorp (Banks)	720		8,834
Olin Corp. (Chemicals)	630		13,067
OM Group, Inc.* (Chemicals)	315		6,372
OMEGA Healthcare Investors, Inc. (REIT)	810		18,580
Omeros Corp.* (Biotechnology)	360		3,384
OmniVision Technologies, Inc.* (Semiconductors)	315		4,505
On Assignment, Inc.* (Commercial Services)	405		7,727
Oncothyreon, Inc.* (Biotechnology)	720		3,658
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	270		3,645
OpenTable, Inc.* (Internet)	135		6,341
Opko Health, Inc.* (Pharmaceuticals)	1,035		4,430
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	315		3,005
Orbital Sciences Corp.* (Aerospace/Defense)	495		6,633
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	585		3,118
Oriental Financial Group, Inc. (Banks)	495		5,831
Orient-Express Hotels, Ltd.* - Class A (Lodging)	765		8,974
Oritani Financial Corp. (Savings & Loans)	450		6,876
Ormat Technologies, Inc. (Electric)	180		3,425
Orthofix International N.V.* (Healthcare - Products)	135		5,354
OSI Systems, Inc.* (Electronics)	135		10,698
Otter Tail Corp. (Electric)	225		5,429
Owens & Minor, Inc. (Distribution/Wholesale)	360		10,249
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	225		3,573
PacWest Bancorp (Banks)	315		7,088
Papa John’s International, Inc.* (Retail)	135		7,198
Parametric Technology Corp.* (Software)	765		15,438
PAREXEL International Corp.* (Commercial Services)	405		12,429
Park Electrochemical Corp. (Electronics)	135		3,351
Park National Corp. (Banks)	90		5,990
Parker Drilling Co.* (Oil & Gas)	855		3,702
PDC Energy, Inc.* (Oil & Gas)	225		6,811
PDL BioPharma, Inc. (Biotechnology)	810		6,035
Pebblebrook Hotel Trust (REIT)	495		10,504
Pegasystems, Inc. (Software)	180		4,225
Penn Virginia Corp. (Oil & Gas)	495		2,237
Pennsylvania REIT (REIT)	405		6,695

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PennyMac Mortgage Investment Trust (REIT)	450	$11,448
Penske Automotive Group, Inc. (Retail)	495	15,147
Perficient, Inc.* (Internet)	450	5,117
Pharmacyclics, Inc.* (Pharmaceuticals)	360	21,985
PharMerica Corp.* (Pharmaceuticals)	360	4,399
PHH Corp.* (Commercial Services)	405	8,428
Photronics, Inc.* (Semiconductors)	585	2,861
Piedmont Natural Gas Co., Inc. (Gas)	450	14,342
Pier 1 Imports, Inc. (Retail)	585	11,934
Pilgrim’s Pride Corp.* (Food)	855	4,814
Pinnacle Entertainment, Inc.* (Entertainment)	450	5,742
Pinnacle Financial Partners, Inc.* (Banks)	360	7,038
Pioneer Energy Services Corp.* (Oil & Gas Services)	630	4,158
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	225	6,041
Plantronics, Inc. (Telecommunications)	270	8,759
Platinum Underwriters Holdings, Ltd. (Insurance)	360	15,983
Plexus Corp.* (Electronics)	270	7,266
PNM Resources, Inc. (Electric)	900	19,943
PolyOne Corp. (Chemicals)	495	9,370
Pool Corp. (Distribution/Wholesale)	135	5,686
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	135	14,128
Portland General Electric Co. (Electric)	630	17,262
Post Holdings, Inc.* (Food)	270	8,519
Potlatch Corp. (REIT)	225	8,658
Power Integrations, Inc. (Semiconductors)	225	6,656
Power-One, Inc.* (Electrical Components & Equipment)	720	2,902
Preferred Bank* (Banks)	270	3,837
Premiere Global Services, Inc.* (Telecommunications)	585	4,973
Prestige Brands Holdings, Inc.* (Household Products/Wares)	450	7,826
PriceSmart, Inc. (Retail)	180	14,938
Primerica, Inc. (Insurance)	765	21,619
Primoris Services Corp. (Holding Companies - Diversified)	405	5,658
Primus Telecommunications Group, Inc. (Telecommunications)	270	3,950
PrivateBancorp, Inc. (Banks)	585	9,454
Progress Software Corp.* (Software)	450	8,874
Prospect Capital Corp. (Investment Companies)	765	9,058
Prosperity Bancshares, Inc. (Banks)	495	20,720
Proto Labs, Inc.* (Miscellaneous Manufacturing)	135	4,685
Provident Financial Services, Inc. (Savings & Loans)	495	7,425
PS Business Parks, Inc. (REIT)	180	11,543
PSS World Medical, Inc.* (Healthcare - Products)	405	11,591
QLIK Technologies, Inc.* (Software)	630	11,598
QLogic Corp.* (Semiconductors)	855	8,020
Quad Graphics, Inc. (Commercial Services)	270	4,949
Quaker Chemical Corp. (Chemicals)	90	4,769
Quality Systems, Inc. (Software)	270	4,712
Quanex Building Products Corp. (Building Materials)	315	6,228
Quantum Corp.* (Computers)	2,025	2,126
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	360	9,173
Quicksilver Resources, Inc.* (Oil & Gas)	900	3,483
Quidel Corp.* (Healthcare - Products)	225	3,944
QuinStreet, Inc.* (Internet)	540	3,305
Radian Group, Inc. (Insurance)	1,350	6,332
RadioShack Corp. (Retail)	1,395	3,125
Rambus, Inc.* (Semiconductors)	990	4,792
Raven Industries, Inc. (Miscellaneous Manufacturing)	180	4,912
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	135	6,704
RealD, Inc.* (Computers)	360	3,366
RealPage, Inc.* (Software)	315	6,876
Redwood Trust, Inc. (REIT)	630	9,822
Regis Corp. (Retail)	585	9,746
Rent-A-Center, Inc. (Commercial Services)	405	13,499
Resolute Energy Corp.* (Oil & Gas)	675	5,994
Resolute Forest Products, Inc.* (Forest Products & Paper)	810	9,882
Resources Connection, Inc. (Commercial Services)	450	5,553
Responsys, Inc.* (Internet)	450	4,023
Retail Opportunity Investments Corp. (REIT)	585	7,406
Rex Energy Corp.* (Oil & Gas)	405	5,362
Rexnord Corp.* (Metal Fabricate/Hardware)	360	6,523
RF Micro Devices, Inc.* (Telecommunications)	1,620	7,144
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	630	5,613
RLI Corp. (Insurance)	135	9,204
RLJ Lodging Trust (REIT)	900	16,037
Robbins & Myers, Inc. (Machinery - Diversified)	315	18,674
Rockwell Medical, Inc.* (Healthcare - Products)	315	2,265
Rofin-Sinar Technologies, Inc.* (Electronics)	225	4,097
Rogers Corp.* (Electronics)	90	3,547
Rosetta Resources, Inc.* (Oil & Gas)	270	12,431
Roundy’s, Inc. (Retail)	495	2,594
Rouse Properties, Inc. (REIT)	450	6,777
RPX Corp.* (Commercial Services)	315	3,317
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	315	7,179
Ryman Hospitality Properties, Inc.* (Lodging)	225	8,778
S&T Bancorp, Inc. (Banks)	180	3,163
Sabra Health Care REIT, Inc. (REIT)	270	5,999

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Saks, Inc.* (Retail)	1,125	$11,565
Sanderson Farms, Inc. (Food)	135	6,114
Sanmina-SCI Corp.* (Electronics)	720	6,401
Santarus, Inc.* (Pharmaceuticals)	495	4,519
Sapient Corp.* (Internet)	945	9,714
Sauer-Danfoss, Inc. (Machinery - Diversified)	135	5,408
ScanSource, Inc.* (Distribution/Wholesale)	180	5,265
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	225	6,415
Scholastic Corp. (Media)	225	7,423
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	180	6,305
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	585	3,223
Scientific Games Corp.* - Class A (Entertainment)	585	4,815
Seattle Genetics, Inc.* (Biotechnology)	585	14,719
Select Comfort Corp.* (Home Furnishings)	360	10,019
Select Income REIT (REIT)	225	5,560
Select Medical Holdings Corp.* (Healthcare - Services)	540	5,718
Selective Insurance Group, Inc. (Insurance)	495	9,153
SemGroup Corp.* - Class A (Pipelines)	315	12,172
Semtech Corp.* (Semiconductors)	360	8,989
Sensient Technologies Corp. (Chemicals)	405	14,735
Sequenom, Inc.* (Biotechnology)	1,125	3,499
ServiceSource International, Inc.* (Commercial Services)	450	4,055
Shenandoah Telecommunications Co. (Telecommunications)	270	4,244
SHFl Entertainment, Inc.* (Entertainment)	360	5,087
Shutterfly, Inc.* (Internet)	225	6,809
Silicon Graphics International Corp.* (Computers)	495	3,821
Silicon Image, Inc.* (Semiconductors)	810	3,564
Simpson Manufacturing Co., Inc. (Building Materials)	270	8,223
Six Flags Entertainment Corp. (Entertainment)	270	15,419
Skechers U.S.A., Inc.* - Class A (Apparel)	270	4,482
SkyWest, Inc. (Airlines)	540	5,913
Smart Balance, Inc.* (Food)	540	6,426
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	630	6,048
Smith Corp. (Miscellaneous Manufacturing)	450	27,346
Snyders-Lance, Inc. (Food)	540	13,683
Solar Capital, Ltd. (Investment Companies)	270	6,156
Solazyme, Inc.* (Energy - Alternate Sources)	270	2,187
Sonic Automotive, Inc. (Retail)	585	11,349
Sonic Corp.* (Retail)	495	4,935
Sonus Networks, Inc.* (Telecommunications)	2,250	4,185
Sotheby’s - Class A (Commercial Services)	405	12,608
Sourcefire, Inc.* (Internet)	180	7,701
South Jersey Industries, Inc. (Gas)	225	11,383
Southwest Gas Corp. (Gas)	270	11,737
Sovran Self Storage, Inc. (REIT)	180	10,404
Spansion, Inc.* - Class A (Computers)	540	5,989
Spectrum Brands Holdings, Inc. (Household Products/Wares)	405	18,423
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	495	5,524
Spirit Airlines, Inc.* (Airlines)	315	5,528
SS&C Technologies Holdings, Inc.* (Software)	495	11,896
STAG Industrial, Inc. (REIT)	450	7,794
Stage Stores, Inc. (Retail)	270	6,615
Standard Motor Products, Inc. (Auto Parts & Equipment)	270	5,071
Standard Pacific Corp.* (Home Builders)	810	5,589
Star Scientific, Inc.* (Agriculture)	1,305	3,954
Starwood Property Trust, Inc. (REIT)	900	20,627
State Auto Financial Corp. (Insurance)	135	2,179
State Bank Finacial Corp. (Banks)	225	3,413
STEC, Inc.* (Computers)	630	3,698
Steelcase, Inc. - Class A (Office Furnishings)	1,035	10,361
Stepan Co. (Chemicals)	45	4,311
STERIS Corp. (Healthcare - Products)	450	16,024
Steven Madden, Ltd.* (Apparel)	225	9,657
Stifel Financial Corp.* (Diversified Financial Services)	360	11,412
Stillwater Mining Co.* (Mining)	900	9,369
Stone Energy Corp.* (Oil & Gas)	315	7,431
Stratasys, Inc.* (Computers)	135	9,000
Strategic Hotels & Resorts, Inc.* (REIT)	1,350	7,412
Strayer Education, Inc. (Commercial Services)	90	5,171
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	135	6,376
Sun Communities, Inc. (REIT)	180	7,556
Sun Healthcare Group, Inc.* (Healthcare - Services)	675	5,710
SunCoke Energy, Inc.* (Coal)	495	7,955
SunPower Corp.* (Electrical Components & Equipment)	810	3,491
Sunstone Hotel Investors, Inc.* (REIT)	945	9,337
Super Micro Computer, Inc.* (Computers)	270	2,136
SUPERVALU, Inc. (Food)	1,845	5,738
Susquehanna Bancshares, Inc. (Banks)	1,530	15,865
Susser Holdings Corp.* (Retail)	135	4,852
Swift Energy Co.* (Oil & Gas)	360	6,016
Swift Transportation Co.* (Transportation)	675	6,581
Swisher Hygiene, Inc.* (Commercial Services)	1,890	2,797
Sykes Enterprises, Inc.* (Computers)	315	4,290
Symetra Financial Corp. (Insurance)	990	11,831
Symmetry Medical, Inc.* (Healthcare - Products)	495	4,534
Synageva BioPharma Corp.* (Pharmaceuticals)	135	5,708

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Synaptics, Inc.* (Computers)	360	$8,338
Synchronoss Technologies, Inc.* (Software)	270	5,532
SYNNEX Corp.* (Software)	270	8,745
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	585	4,604
Syntel, Inc. (Computers)	90	5,365
Take-Two Interactive Software, Inc.* (Software)	630	7,025
TAL International Group, Inc. (Trucking & Leasing)	225	7,682
Tangoe, Inc.* (Software)	270	3,488
Targa Resources Corp. (Oil & Gas Services)	180	9,167
Team Health Holdings, Inc.* (Commercial Services)	360	9,580
Team, Inc.* (Commercial Services)	135	4,425
Teledyne Technologies, Inc.* (Aerospace/Defense)	180	11,525
TeleTech Holdings, Inc.* (Commercial Services)	450	7,578
Tellabs, Inc. (Telecommunications)	3,105	9,067
Tennant Co. (Machinery - Diversified)	135	5,052
Tenneco, Inc.* (Auto Parts & Equipment)	315	9,623
Tessera Technologies, Inc. (Semiconductors)	450	6,377
Tetra Tech, Inc.* (Environmental Control)	675	17,510
TETRA Technologies, Inc.* (Oil & Gas Services)	810	4,334
Texas Capital Bancshares, Inc.* (Banks)	315	14,953
Texas Industries, Inc.* (Building Materials)	225	9,704
Texas Roadhouse, Inc. (Retail)	405	6,593
Textainer Group Holdings, Ltd. (Trucking & Leasing)	135	4,077
The Active Network, Inc.* (Internet)	495	4,386
The Andersons, Inc. (Agriculture)	135	5,303
The Brink’s Co. (Miscellaneous Manufacturing)	495	13,023
The Buckle, Inc. (Retail)	180	8,131
The Cato Corp. - Class A (Retail)	180	5,108
The Cheesecake Factory, Inc. (Retail)	315	10,414
The Chefs’ Warehouse, Inc.* (Food)	180	2,779
The Children’s Place Retail Stores, Inc.* (Retail)	180	10,517
The Corporate Executive Board Co. (Commercial Services)	225	10,116
The Ensign Group, Inc. (Healthcare - Services)	135	3,937
The Finish Line, Inc. - Class A (Retail)	360	7,490
The Geo Group, Inc. (Commercial Services)	720	19,957
The Greenbrier Cos., Inc.* (Trucking & Leasing)	225	3,917
The Hain Celestial Group, Inc.* (Food)	225	13,005
The Jones Group, Inc. (Apparel)	810	9,566
The Medicines Co.* (Biotechnology)	270	5,918
The Men’s Wearhouse, Inc. (Retail)	270	8,853
The Middleby Corp.* (Machinery - Diversified)	90	11,245
The New York Times Co.* - Class A (Media)	720	5,890
The Ryland Group, Inc. (Home Builders)	225	7,621
The Ultimate Software Group, Inc.* (Software)	135	13,684
The Warnaco Group, Inc.* (Apparel)	270	19,056
Theravance, Inc.* (Pharmaceuticals)	450	10,130
Thermon Group Holdings, Inc.* (Oil & Gas Services)	180	4,471
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	405	1,665
Titan International, Inc. (Auto Parts & Equipment)	315	6,609
Titan Machinery, Inc.* (Distribution/Wholesale)	135	3,193
TiVo, Inc.* (Home Furnishings)	720	7,308
TNS, Inc.* (Commercial Services)	180	2,578
Tootsie Roll Industries, Inc. (Food)	270	7,196
Tornier N.V.* (Healthcare - Products)	180	3,078
Tower Group, Inc. (Insurance)	405	7,298
TowneBank (Banks)	270	4,204
TPC Group, Inc.* (Chemicals)	90	4,048
TreeHouse Foods, Inc.* (Food)	225	12,049
Trex Co., Inc.* (Building Materials)	135	4,717
Triangle Capital Corp. (Investment Companies)	315	8,199
TriMas Corp.* (Miscellaneous Manufacturing)	270	6,772
TriQuint Semiconductor, Inc.* (Semiconductors)	1,170	5,499
Trius Therapeutics, Inc.* (Biotechnology)	585	3,206
True Religion Apparel, Inc. (Apparel)	180	4,617
TrueBlue, Inc.* (Commercial Services)	540	7,047
TrustCo Bank Corp. NY (Banks)	675	3,767
Trustmark Corp. (Banks)	495	11,618
TTM Technologies, Inc.* (Electronics)	720	6,480
Tumi Holdings, Inc.* (Household Products/Wares)	225	5,040
Tutor Perini Corp.* (Engineering & Construction)	405	4,107
Two Harbors Investment Corp. (REIT)	630	7,516
Tyler Technologies, Inc.* (Software)	180	8,606
UIL Holdings Corp. (Electric)	405	14,649
Ultratech Stepper, Inc.* (Semiconductors)	180	5,564
UMB Financial Corp. (Banks)	315	14,027
Umpqua Holdings Corp. (Banks)	945	11,425
UniFirst Corp. (Textiles)	90	6,261
Unisys Corp.* (Computers)	270	4,604
United Bankshares, Inc. (Banks)	270	6,434
United Community Banks, Inc.* (Banks)	495	4,307
United Natural Foods, Inc.* (Food)	360	19,165
United Stationers, Inc. (Distribution/Wholesale)	360	10,447
Universal American Corp.* (Insurance)	540	4,882

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Corp. (Agriculture)	270	$13,381
Universal Display Corp.* (Electrical Components & Equipment)	225	7,376
Universal Forest Products, Inc. (Building Materials)	135	5,198
Universal Technical Institute, Inc. (Commercial Services)	270	3,461
UNS Energy Corp. (Electric)	270	11,513
US Airways Group, Inc.* (Airlines)	855	10,414
USANA Health Sciences, Inc.* (Pharmaceuticals)	90	3,883
USG Corp.* (Building Materials)	450	12,019
VAALCO Energy, Inc.* (Oil & Gas)	495	4,044
Vail Resorts, Inc. (Entertainment)	225	12,775
Valassis Communications, Inc.* (Commercial Services)	315	8,196
ValueClick, Inc.* (Internet)	585	9,751
Vector Group, Ltd. (Agriculture)	630	10,370
Veeco Instruments, Inc.* (Semiconductors)	270	8,289
Verint Systems, Inc.* (Software)	180	4,909
Viad Corp. (Commercial Services)	270	5,727
ViaSat, Inc.* (Telecommunications)	225	8,739
Vical, Inc.* (Biotechnology)	900	3,069
ViewPoint Financial Group, Inc. (Savings & Loans)	315	6,552
VirnetX Holding Corp.* (Internet)	270	8,113
ViroPharma, Inc.* (Pharmaceuticals)	495	12,498
VistaPrint N.V.* (Commercial Services)	270	8,227
Vitamin Shoppe, Inc.* (Retail)	225	12,879
VIVUS, Inc.* (Pharmaceuticals)	585	8,717
Vocera Communications, Inc.* (Computers)	135	3,630
Vocus, Inc.* (Internet)	225	3,994
Volcano Corp.* (Healthcare - Products)	360	10,303
Volterra Semiconductor Corp.* (Semiconductors)	315	5,724
Vonage Holdings Corp.* (Telecommunications)	2,520	5,720
W&T Offshore, Inc. (Oil & Gas)	405	6,865
Wabash National Corp.* (Auto Manufacturers)	585	3,691
Walter Investment Management Corp.* (REIT)	135	6,525
Washington REIT (REIT)	450	11,570
Watsco, Inc. (Distribution/Wholesale)	135	9,227
Watts Water Technologies, Inc. - Class A (Electronics)	315	12,672
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	720	5,954
Web.com Group, Inc.* (Internet)	315	4,971
WebMD Health Corp.* (Internet)	495	7,380
Websense, Inc.* (Internet)	225	2,975
Webster Financial Corp. (Banks)	720	15,839
Weis Markets, Inc. (Food)	90	3,704
WellCare Health Plans, Inc.* (Healthcare - Services)	225	10,710
Werner Enterprises, Inc. (Transportation)	630	14,590
WesBanco, Inc. (Banks)	135	2,970
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	270	3,605
West Pharmaceutical Services, Inc. (Healthcare - Products)	270	14,545
Westamerica Bancorp (Banks)	180	7,942
Western Alliance Bancorp* (Banks)	540	5,540
Western Refining, Inc. (Oil & Gas)	360	8,953
WEX, Inc.* (Commercial Services)	315	23,240
WGL Holdings, Inc. (Gas)	270	10,738
Winnebago Industries, Inc.* (Home Builders)	360	4,536
Wintrust Financial Corp. (Banks)	270	9,977
WisdomTree Investments, Inc.* (Diversified Financial Services)	630	4,038
WMS Industries, Inc.* (Leisure Time)	405	6,654
Wolverine World Wide, Inc. (Apparel)	315	13,189
Woodward, Inc. (Electronics)	360	12,060
World Acceptance Corp.* (Diversified Financial Services)	90	6,008
Worthington Industries, Inc. (Metal Fabricate/Hardware)	630	13,620
Wright Medical Group, Inc.* (Healthcare - Products)	270	5,486
XO Group, Inc.* (Internet)	495	3,985
XPO Logistics, Inc.* (Transportation)	225	3,089
Yelp, Inc.* (Internet)	135	3,254
ZIOPHARM Oncology, Inc.* (Biotechnology)	675	3,179
Zipcar, Inc.* (Commercial Services)	405	2,539
Zumiez, Inc.* (Retail)	180	4,556
TOTAL COMMON STOCKS (Cost $5,874,703)		7,433,573

	Principal Amount	Value
Repurchase Agreements(a)(b)(16.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $3,584,021	$3,584,000	$3,584,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,584,000)		3,584,000

TOTAL INVESTMENT SECURITIES (Cost $9,458,703) - 50.4%		11,017,573
Net other assets (liabilities) - 49.6%		10,833,745

NET ASSETS - 100.0%		$21,851,318

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $613,000.

See accompanying notes to the schedules of portfolio investments.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 12/24/12 (Underlying notional amount at value $3,584,680)	44	$(24,714)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$4,729,270	$(130,012)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	6,017,675	(110,547)
		$(240,559)

Small-Cap ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$4,328	NM
Aerospace/Defense	85,108	0.4%
Agriculture	33,008	0.2%
Airlines	52,513	0.2%
Apparel	83,882	0.4%
Auto Manufacturers	3,691	NM
Auto Parts & Equipment	65,110	0.3%
Banks	454,263	2.1%
Beverages	4,841	NM
Biotechnology	177,541	0.8%
Building Materials	78,177	0.4%
Chemicals	132,433	0.7%
Coal	28,787	0.1%
Commercial Services	529,530	2.6%
Computers	146,931	0.7%
Cosmetics/Personal Care	10,616	NM
Distribution/Wholesale	57,525	0.2%
Diversified Financial Services	184,548	0.9%
Electric	218,885	0.9%
Electrical Components & Equipment	79,066	0.4%
Electronics	170,136	0.8%
Energy - Alternate Sources	23,133	0.1%
Engineering & Construction	66,430	0.3%
Entertainment	80,284	0.4%
Environmental Control	49,064	0.2%
Food	168,299	0.7%
Forest Products & Paper	61,833	0.3%
Gas	78,168	0.4%
Healthcare - Products	259,121	1.2%
Healthcare - Services	106,337	0.5%
Holding Companies - Diversified	11,564	0.1%
Home Builders	37,757	0.2%
Home Furnishings	29,920	0.1%
Household Products/Wares	56,674	0.2%
Insurance	210,782	1.0%
Internet	190,270	0.9%
Investment Companies	70,703	0.3%
Iron/Steel	6,415	NM
Leisure Time	41,810	0.2%
Lodging	27,829	0.1%
Machinery - Construction & Mining	5,184	NM
Machinery - Diversified	127,747	0.6%
Media	41,724	0.2%
Metal Fabricate/Hardware	70,289	0.3%
Mining	79,387	0.3%
Miscellaneous Manufacturing	181,263	0.9%
Office Furnishings	42,655	0.2%
Oil & Gas	238,191	1.0%
Oil & Gas Services	116,214	0.6%
Packaging & Containers	6,127	NM
Pharmaceuticals	265,126	1.3%
Pipelines	12,172	0.1%
Private Equity	10,854	NM
Real Estate	10,151	NM
REIT	563,023	2.7%
Retail	452,316	2.0%
Savings & Loans	74,748	0.3%
Semiconductors	231,237	1.0%
Software	290,264	1.3%
Storage/Warehousing	10,660	NM
Telecommunications	238,754	1.1%
Textiles	6,261	NM
Toys/Games/Hobbies	10,766	NM
Transportation	131,091	0.6%
Trucking & Leasing	22,187	0.1%
Water	17,870	0.1%
Other**	14,417,745	66.0%
Total	$21,851,318	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (25.7%)
Activision Blizzard, Inc. (Software)	6,612	$72,005
Adobe Systems, Inc.* (Software)	2,929	99,586
Akamai Technologies, Inc.* (Internet)	1,044	39,662
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,160	104,841
Altera Corp. (Semiconductors)	1,914	58,339
Amazon.com, Inc.* (Internet)	2,697	627,915
Amgen, Inc. (Biotechnology)	4,582	396,548
Apollo Group, Inc.* - Class A (Commercial Services)	667	13,393
Apple Computer, Inc. (Computers)	5,568	3,313,516
Applied Materials, Inc. (Semiconductors)	7,366	78,080
Autodesk, Inc.* (Software)	1,363	43,398
Automatic Data Processing, Inc. (Commercial Services)	2,871	165,915
Avago Technologies, Ltd. (Semiconductors)	1,450	47,894
Baidu, Inc.*ADR (Internet)	1,624	173,151
Bed Bath & Beyond, Inc.* (Retail)	1,392	80,291
Biogen Idec, Inc.* (Biotechnology)	1,421	196,411
BMC Software, Inc.* (Software)	957	38,950
Broadcom Corp. - Class A (Semiconductors)	3,016	95,110
C.H. Robinson Worldwide, Inc. (Transportation)	957	57,735
CA, Inc. (Software)	2,784	62,696
Celgene Corp.* (Biotechnology)	2,581	189,239
Cerner Corp.* (Software)	1,015	77,333
Check Point Software Technologies, Ltd.* (Software)	1,218	54,238
Cisco Systems, Inc. (Telecommunications)	31,871	546,269
Citrix Systems, Inc.* (Software)	1,102	68,115
Cognizant Technology Solutions Corp.* (Computers)	1,769	117,904
Comcast Corp. - Class A (Media)	12,586	472,101
Costco Wholesale Corp. (Retail)	2,581	254,049
Dell, Inc. (Computers)	10,324	95,291
DENTSPLY International, Inc. (Healthcare - Products)	841	30,982
DIRECTV* (Media)	3,741	191,203
Dollar Tree, Inc.* (Retail)	1,363	54,343
eBay, Inc.* (Internet)	7,656	369,708
Electronic Arts, Inc.* (Software)	1,885	23,280
Expedia, Inc. (Internet)	725	42,884
Expeditors International of Washington, Inc. (Transportation)	1,247	45,653
Express Scripts Holding Co.* (Pharmaceuticals)	4,814	296,254
F5 Networks, Inc.* (Internet)	464	38,271
Fastenal Co. (Distribution/Wholesale)	1,769	79,074
Fiserv, Inc.* (Software)	812	60,851
Flextronics International, Ltd.* (Electronics)	3,973	22,924
Fossil, Inc.* (Distribution/Wholesale)	348	30,311
Garmin, Ltd. (Electronics)	1,160	44,068
Gilead Sciences, Inc.* (Biotechnology)	4,495	301,884
Google, Inc.* - Class A (Internet)	1,566	1,064,520
Green Mountain Coffee Roasters, Inc.* (Beverages)	928	22,420
Henry Schein, Inc.* (Healthcare - Products)	522	38,513
Infosys Technologies, Ltd.ADR (Computers)	435	18,888
Intel Corp. (Semiconductors)	29,783	644,056
Intuit, Inc. (Software)	1,740	103,391
Intuitive Surgical, Inc.* (Healthcare - Products)	232	125,796
KLA-Tencor Corp. (Semiconductors)	986	45,869
Lam Research Corp.* (Semiconductors)	1,073	37,984
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,074	61,480
Life Technologies Corp.* (Biotechnology)	1,044	51,062
Linear Technology Corp. (Semiconductors)	1,363	42,607
Marvell Technology Group, Ltd. (Semiconductors)	3,364	26,542
Mattel, Inc. (Toys/Games/Hobbies)	2,030	74,663
Maxim Integrated Products, Inc. (Semiconductors)	1,740	47,894
Microchip Technology, Inc. (Semiconductors)	1,160	36,366
Micron Technology, Inc.* (Semiconductors)	6,061	32,881
Microsoft Corp. (Software)	49,909	1,424,152
Mondelez International, Inc. - Class A (Food)	10,556	280,156
Monster Beverage Corp.* (Beverages)	1,044	46,635
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,407	60,993
NetApp, Inc.* (Computers)	2,175	58,508
Netflix, Inc.* (Internet)	319	25,230
News Corp. - Class A (Media)	9,338	223,365
Nuance Communications, Inc.* (Software)	1,827	40,669
NVIDIA Corp.* (Semiconductors)	3,683	44,086
Oracle Corp. (Software)	29,058	902,250
O’Reilly Automotive, Inc.* (Retail)	696	59,633
PACCAR, Inc. (Auto Manufacturers)	2,117	91,751
Paychex, Inc. (Commercial Services)	2,146	69,595
Perrigo Co. (Pharmaceuticals)	551	63,371
Priceline.com, Inc.* (Internet)	290	166,393
Qualcomm, Inc. (Telecommunications)	10,150	594,536
Randgold Resources, Ltd.ADR (Mining)	319	38,149
Research In Motion, Ltd.* (Computers)	3,074	24,377
Ross Stores, Inc. (Retail)	1,334	81,307
SanDisk Corp.* (Computers)	1,450	60,552
Seagate Technology PLC (Computers)	2,378	64,967
Sears Canada, Inc.* (Retail)	273	2,970
Sears Holdings Corp. (Retail)	638	39,983
Sigma-Aldrich Corp. (Chemicals)	725	50,852
Sirius XM Radio, Inc.* (Media)	22,823	63,904
Staples, Inc. (Retail)	4,060	46,751
Starbucks Corp. (Retail)	4,524	207,652
Stericycle, Inc.* (Environmental Control)	522	49,465
Symantec Corp.* (Internet)	4,176	75,961
Texas Instruments, Inc. (Semiconductors)	6,786	190,618
VeriSign, Inc.* (Internet)	928	34,401

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,276	$61,554
Viacom, Inc. - Class B (Media)	2,755	141,249
Virgin Media, Inc. (Telecommunications)	1,595	52,220
Vodafone Group PLCADR (Telecommunications)	5,655	153,929
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,479	17,127
Whole Foods Market, Inc. (Food)	1,102	104,392
Wynn Resorts, Ltd. (Lodging)	609	73,726
Xilinx, Inc. (Semiconductors)	1,566	51,302
Yahoo!, Inc.* (Internet)	7,047	118,460
TOTAL COMMON STOCKS (Cost $7,545,206)		17,703,788

	Principal Amount	Value
Repurchase Agreements(a)(b)(78.5%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $53,990,317	$53,990,000	$53,990,000

TOTAL REPURCHASE AGREEMENTS (Cost $53,990,000)		53,990,000

TOTAL INVESTMENT SECURITIES (Cost $61,535,206) - 104.2%		71,693,788
Net other assets (liabilities) - (4.2)%		(2,887,426)

NET ASSETS - 100.0%		$68,806,362

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $6,215,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $11,986,735)	227	$(259,357)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$12,737,628	$(133,302)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	26,383,301	(360,797)
		$(494,099)

NASDAQ-100 ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$91,751	0.1%
Beverages	69,055	0.1%
Biotechnology	1,301,539	1.9%
Chemicals	50,852	0.1%
Commercial Services	248,903	0.3%
Computers	3,754,003	5.4%
Distribution/Wholesale	109,385	0.1%
Electronics	66,992	0.1%
Environmental Control	49,465	0.1%
Food	384,548	0.5%
Healthcare - Products	195,291	0.3%
Internet	2,838,036	4.3%
Lodging	73,726	0.1%
Media	1,091,822	1.6%
Mining	38,149	0.1%
Pharmaceuticals	437,745	0.5%
Retail	826,979	1.2%
Semiconductors	1,479,628	2.2%
Software	3,070,914	4.4%
Telecommunications	1,346,954	2.0%
Toys/Games/Hobbies	74,663	0.1%
Transportation	103,388	0.2%
Other**	51,102,574	74.3%
Total	$68,806,362	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Large-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (99.9%)
3M Co. (Miscellaneous Manufacturing)	1,400	$122,640
Abercrombie & Fitch Co. - Class A (Retail)	840	25,687
Accenture PLC - Class A (Computers)	1,400	94,374
ACE, Ltd. (Insurance)	3,080	242,242
Adobe Systems, Inc.* (Software)	2,240	76,160
Advanced Micro Devices, Inc.* (Semiconductors)	5,320	10,906
Aetna, Inc. (Healthcare - Services)	1,400	61,180
Agilent Technologies, Inc. (Electronics)	840	30,232
AGL Resources, Inc. (Gas)	1,120	45,730
Air Products & Chemicals, Inc. (Chemicals)	560	43,417
Airgas, Inc. (Chemicals)	280	24,912
Alcoa, Inc. (Mining)	9,520	81,586
Allegheny Technologies, Inc. (Iron/Steel)	840	22,134
Allstate Corp. (Insurance)	4,200	167,916
Altria Group, Inc. (Agriculture)	12,040	382,872
Ameren Corp. (Electric)	2,240	73,651
American Electric Power, Inc. (Electric)	4,200	186,648
American Express Co. (Diversified Financial Services)	3,640	203,732
American International Group, Inc.* (Insurance)	10,360	361,874
Ameriprise Financial, Inc. (Diversified Financial Services)	1,960	114,405
AmerisourceBergen Corp. (Pharmaceuticals)	2,240	88,346
Anadarko Petroleum Corp. (Oil & Gas)	2,240	154,134
Analog Devices, Inc. (Semiconductors)	1,120	43,803
Aon PLC (Insurance)	840	45,318
Apache Corp. (Oil & Gas)	1,120	92,680
Apartment Investment and Management Co. - Class A (REIT)	840	22,420
Applied Materials, Inc. (Semiconductors)	10,920	115,752
Archer-Daniels-Midland Co. (Agriculture)	5,880	157,819
Assurant, Inc. (Insurance)	840	31,760
AT&T, Inc. (Telecommunications)	51,520	1,782,077
Autodesk, Inc.* (Software)	1,120	35,661
AutoNation, Inc.* (Retail)	280	12,432
AvalonBay Communities, Inc. (REIT)	280	37,957
Avery Dennison Corp. (Household Products/Wares)	840	27,199
Avon Products, Inc. (Cosmetics/Personal Care)	3,920	60,721
Baker Hughes, Inc. (Oil & Gas Services)	1,680	70,510
Ball Corp. (Packaging & Containers)	560	23,985
Bank of America Corp. (Banks)	96,040	895,093
Bank of New York Mellon Corp. (Banks)	10,640	262,914
BB&T Corp. (Banks)	6,160	178,332
Beam, Inc. (Beverages)	1,400	77,784
Bemis Co., Inc. (Packaging & Containers)	840	27,761
Berkshire Hathaway, Inc.* - Class B (Insurance)	16,240	1,402,323
Best Buy Co., Inc. (Retail)	2,240	34,070
Big Lots, Inc.* (Retail)	280	8,156
BMC Software, Inc.* (Software)	280	11,396
Boeing Co. (Aerospace/Defense)	2,240	157,785
BorgWarner, Inc.* (Auto Parts & Equipment)	280	18,430
Boston Properties, Inc. (REIT)	560	59,528
Boston Scientific Corp.* (Healthcare - Products)	12,600	64,764
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,880	195,510
CA, Inc. (Software)	3,080	69,362
Cablevision Systems Corp. NY - Class A (Media)	1,960	34,143
Campbell Soup Co. (Food)	840	29,627
Capital One Financial Corp. (Banks)	5,040	303,257
Cardinal Health, Inc. (Pharmaceuticals)	3,080	126,680
CareFusion Corp.* (Healthcare - Products)	1,960	52,058
CarMax, Inc.* (Retail)	1,960	66,150
Carnival Corp. - Class A (Leisure Time)	3,920	148,490
Caterpillar, Inc. (Machinery - Construction & Mining)	1,960	166,228
CBRE Group, Inc.* - Class A (Real Estate)	2,800	50,456
CBS Corp. - Class B (Media)	5,320	172,368
CenterPoint Energy, Inc. (Gas)	3,920	84,946
CenturyLink, Inc. (Telecommunications)	5,600	214,928
Chesapeake Energy Corp. (Oil & Gas)	4,760	96,438
Chevron Corp. (Oil & Gas)	8,120	894,904
CIGNA Corp. (Healthcare - Services)	2,520	128,520
Cincinnati Financial Corp. (Insurance)	1,400	55,776
Cintas Corp. (Textiles)	840	35,120
Cisco Systems, Inc. (Telecommunications)	47,040	806,265
Citigroup, Inc. (Banks)	26,040	973,635
Clorox Co. (Household Products/Wares)	280	20,244
CME Group, Inc. (Diversified Financial Services)	2,800	156,604
CMS Energy Corp. (Electric)	2,240	54,477
Coca-Cola Enterprises, Inc. (Beverages)	2,520	79,229
Comcast Corp. - Class A (Media)	23,800	892,737
Comerica, Inc. (Banks)	1,680	50,081
Computer Sciences Corp. (Computers)	1,400	42,630
ConAgra Foods, Inc. (Food)	3,640	101,338
ConocoPhillips (Oil & Gas)	10,920	631,721
CONSOL Energy, Inc. (Coal)	560	19,690
Consolidated Edison, Inc. (Electric)	1,120	67,626
Constellation Brands, Inc.* (Beverages)	1,400	49,476
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	560	41,966
Corning, Inc. (Telecommunications)	13,160	154,630
Costco Wholesale Corp. (Retail)	1,680	165,362
Coventry Health Care, Inc. (Healthcare - Services)	1,120	48,877
Covidien PLC (Healthcare - Products)	1,120	61,544
CSX Corp. (Transportation)	5,040	103,169
Cummins, Inc. (Machinery - Diversified)	280	26,202
CVS Caremark Corp. (Retail)	11,200	519,681
D.R. Horton, Inc. (Home Builders)	2,520	52,820
Danaher Corp. (Miscellaneous Manufacturing)	1,120	57,938
Darden Restaurants, Inc. (Retail)	280	14,734
Dean Foods Co.* (Food)	1,680	28,291

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dell, Inc. (Computers)	12,880	$118,882
Denbury Resources, Inc.* (Oil & Gas)	3,360	51,509
DENTSPLY International, Inc. (Healthcare - Products)	560	20,630
Devon Energy Corp. (Oil & Gas)	3,360	195,586
Discover Financial Services (Diversified Financial Services)	4,480	183,680
Dominion Resources, Inc. (Electric)	1,400	73,892
Dover Corp. (Miscellaneous Manufacturing)	560	32,603
Dr. Pepper Snapple Group, Inc. (Beverages)	840	35,994
DTE Energy Co. (Electric)	1,400	86,940
Duke Energy Corp. (Electric)	6,160	404,650
E*TRADE Financial Corp.* (Diversified Financial Services)	2,240	18,726
E.I. du Pont de Nemours & Co. (Chemicals)	2,520	112,190
Eastman Chemical Co. (Chemicals)	840	49,762
Eaton Corp. (Miscellaneous Manufacturing)	3,080	145,438
eBay, Inc.* (Internet)	3,640	175,775
Edison International (Electric)	2,800	131,432
Electronic Arts, Inc.* (Software)	1,400	17,290
Eli Lilly & Co. (Pharmaceuticals)	2,800	136,164
EMC Corp.* (Computers)	8,400	205,128
Emerson Electric Co. (Electrical Components & Equipment)	1,960	94,923
Ensco PLCADR - Class A (Oil & Gas)	1,400	80,948
Entergy Corp. (Electric)	1,680	121,934
EQT Corp. (Oil & Gas)	560	33,953
Equifax, Inc. (Commercial Services)	560	28,022
Equity Residential (REIT)	840	48,224
Exelon Corp. (Electric)	7,560	270,497
Expedia, Inc. (Internet)	280	16,562
Expeditors International of Washington, Inc. (Transportation)	560	20,502
Exxon Mobil Corp. (Oil & Gas)	14,840	1,352,962
Fastenal Co. (Distribution/Wholesale)	560	25,032
Federated Investors, Inc. - Class B (Diversified Financial Services)	840	19,522
FedEx Corp. (Transportation)	2,520	231,814
Fidelity National Information Services, Inc. (Software)	2,240	73,629
Fifth Third Bancorp (Banks)	8,120	117,984
First Horizon National Corp. (Banks)	2,241	20,862
FirstEnergy Corp. (Electric)	3,640	166,421
FLIR Systems, Inc. (Electronics)	280	5,440
Fluor Corp. (Engineering & Construction)	560	31,276
Ford Motor Co. (Auto Manufacturers)	33,880	378,101
Forest Laboratories, Inc.* (Pharmaceuticals)	1,960	66,072
Freeport-McMoRan Copper & Gold, Inc. (Mining)	8,400	326,592
Frontier Communications Corp. (Telecommunications)	8,960	42,291
GameStop Corp. - Class A (Retail)	1,120	25,570
Gannett Co., Inc. (Media)	1,960	33,124
General Dynamics Corp. (Aerospace/Defense)	1,120	76,250
General Electric Co. (Miscellaneous Manufacturing)	94,080	1,981,325
General Mills, Inc. (Food)	1,960	78,557
Genuine Parts Co. (Distribution/Wholesale)	280	17,522
Genworth Financial, Inc.* - Class A (Insurance)	4,480	26,701
H & R Block, Inc. (Commercial Services)	2,520	44,604
Halliburton Co. (Oil & Gas Services)	3,360	108,494
Harley-Davidson, Inc. (Leisure Time)	1,120	52,371
Harman International Industries, Inc. (Home Furnishings)	560	23,481
Harris Corp. (Telecommunications)	1,120	51,274
Hartford Financial Services Group, Inc. (Insurance)	3,920	85,103
Hasbro, Inc. (Toys/Games/Hobbies)	560	20,154
HCP, Inc. (REIT)	2,240	99,232
Health Care REIT, Inc. (REIT)	840	49,921
Heinz (H.J.) Co. (Food)	560	32,206
Hess Corp. (Oil & Gas)	2,520	131,695
Hewlett-Packard Co. (Computers)	17,640	244,314
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,520	154,325
Hormel Foods Corp. (Food)	560	16,537
Hospira, Inc.* (Healthcare - Products)	1,400	42,966
Host Hotels & Resorts, Inc. (REIT)	6,440	93,122
Hudson City Bancorp, Inc. (Savings & Loans)	4,200	35,637
Humana, Inc. (Healthcare - Services)	560	41,591
Huntington Bancshares, Inc. (Banks)	7,560	48,308
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,400	85,862
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,520	118,516
Integrys Energy Group, Inc. (Electric)	560	30,262
Intel Corp. (Semiconductors)	21,840	472,291
International Game Technology (Entertainment)	2,240	28,762
International Paper Co. (Forest Products & Paper)	3,920	140,454
Invesco, Ltd. (Diversified Financial Services)	3,920	95,334
Iron Mountain, Inc. (Commercial Services)	560	19,376
J.C. Penney Co., Inc. (Retail)	1,400	33,614
J.P. Morgan Chase & Co. (Banks)	33,880	1,412,118
Jabil Circuit, Inc. (Electronics)	1,680	29,131
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,120	43,221
JDS Uniphase Corp.* (Telecommunications)	1,960	18,992
Johnson Controls, Inc. (Auto Parts & Equipment)	6,160	158,620
Juniper Networks, Inc.* (Telecommunications)	1,680	27,838
KeyCorp (Banks)	8,400	70,728
Kimco Realty Corp. (REIT)	3,640	71,053

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kinder Morgan, Inc. (Pipelines)	2,800	$97,188
Kohls Corp. (Retail)	560	29,837
Kraft Foods Group, Inc.* (Food)	2,520	114,610
Kroger Co. (Food)	4,760	120,047
L-3 Communications Holdings, Inc. (Aerospace/Defense)	840	61,992
Legg Mason, Inc. (Diversified Financial Services)	1,120	28,538
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,120	29,714
Lennar Corp. - Class A (Home Builders)	1,400	52,458
Leucadia National Corp. (Holding Companies - Diversified)	1,680	38,136
Lincoln National Corp. (Insurance)	2,520	62,471
Linear Technology Corp. (Semiconductors)	840	26,258
Loews Corp. (Insurance)	2,800	118,384
Lorillard, Inc. (Agriculture)	280	32,483
Lowe’s Cos., Inc. (Retail)	10,080	326,390
LSI Logic Corp.* (Semiconductors)	2,520	17,262
LyondellBasell Industries N.V. - Class A (Chemicals)	1,400	74,746
M&T Bank Corp. (Banks)	1,120	116,592
Macy’s, Inc. (Retail)	3,640	138,575
Marathon Oil Corp. (Oil & Gas)	6,160	185,170
Marathon Petroleum Corp. (Oil & Gas)	3,080	169,184
Marriott International, Inc. - Class A (Lodging)	1,401	51,095
Marsh & McLennan Cos., Inc. (Insurance)	4,760	161,983
Masco Corp. (Building Materials)	2,240	33,802
Mattel, Inc. (Toys/Games/Hobbies)	1,680	61,791
McCormick & Co., Inc. (Food)	280	17,254
McGraw-Hill Cos., Inc. (Media)	1,120	61,914
McKesson Corp. (Pharmaceuticals)	2,240	209,014
MeadWestvaco Corp. (Forest Products & Paper)	1,680	49,879
Medtronic, Inc. (Healthcare - Products)	3,080	128,066
Merck & Co., Inc. (Pharmaceuticals)	9,520	434,398
MetLife, Inc. (Insurance)	9,520	337,865
MetroPCS Communications, Inc.* (Telecommunications)	2,800	28,588
Micron Technology, Inc.* (Semiconductors)	8,960	48,608
Microsoft Corp. (Software)	28,840	822,950
Molex, Inc. (Electrical Components & Equipment)	1,120	29,086
Molson Coors Brewing Co. - Class B (Beverages)	1,400	60,396
Mondelez International, Inc. - Class A (Food)	7,280	193,211
Moody’s Corp. (Commercial Services)	840	40,454
Morgan Stanley Dean Witter & Co. (Banks)	12,320	214,122
Motorola Solutions, Inc. (Telecommunications)	2,520	130,234
Murphy Oil Corp. (Oil & Gas)	1,680	100,800
Nabors Industries, Ltd.* (Oil & Gas)	2,520	33,995
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,120	26,667
National Oilwell Varco, Inc. (Oil & Gas Services)	1,120	82,544
Newell Rubbermaid, Inc. (Housewares)	2,520	52,013
Newfield Exploration Co.* (Oil & Gas)	280	7,594
News Corp. - Class A (Media)	18,200	435,344
NextEra Energy, Inc. (Electric)	1,680	117,701
NiSource, Inc. (Gas)	2,520	64,184
Noble Corp. (Oil & Gas)	2,240	84,538
Noble Energy, Inc. (Oil & Gas)	560	53,206
Nordstrom, Inc. (Retail)	280	15,896
Norfolk Southern Corp. (Transportation)	560	34,356
Northeast Utilities System (Electric)	2,800	110,040
Northern Trust Corp. (Banks)	1,960	93,649
Northrop Grumman Corp. (Aerospace/Defense)	2,240	153,866
NRG Energy, Inc. (Electric)	1,960	42,258
Nucor Corp. (Iron/Steel)	2,800	112,364
NVIDIA Corp.* (Semiconductors)	3,640	43,571
NYSE Euronext (Diversified Financial Services)	2,240	55,462
Occidental Petroleum Corp. (Oil & Gas)	1,960	154,762
Omnicom Group, Inc. (Advertising)	1,120	53,659
ONEOK, Inc. (Pipelines)	840	39,732
Owens-Illinois, Inc.* (Packaging & Containers)	1,400	27,286
PACCAR, Inc. (Auto Manufacturers)	3,080	133,487
Parker Hannifin Corp. (Miscellaneous Manufacturing)	560	44,050
Patterson Cos., Inc. (Healthcare - Products)	280	9,352
Paychex, Inc. (Commercial Services)	1,400	45,402
Pentair, Ltd. (Miscellaneous Manufacturing)	1,120	47,309
People’s United Financial, Inc. (Savings & Loans)	3,080	37,052
Pepco Holdings, Inc. (Electric)	1,960	38,945
PerkinElmer, Inc. (Electronics)	1,120	34,642
Pfizer, Inc. (Pharmaceuticals)	66,640	1,657,336
PG&E Corp. (Electric)	3,920	166,678
Phillips 66 (Oil & Gas)	5,600	264,096
Pinnacle West Capital Corp. (Electric)	840	44,495
Pitney Bowes, Inc. (Office/Business Equipment)	1,680	24,125
Plum Creek Timber Co., Inc. (Forest Products & Paper)	840	36,876
PNC Financial Services Group (Banks)	4,760	276,984
PPL Corp. (Electric)	5,040	149,083
Precision Castparts Corp. (Metal Fabricate/Hardware)	560	96,919
Principal Financial Group, Inc. (Insurance)	2,520	69,401
Procter & Gamble Co. (Cosmetics/Personal Care)	6,160	426,518
Progressive Corp. (Insurance)	5,040	112,392
Prologis, Inc. (REIT)	2,520	86,411
Prudential Financial, Inc. (Insurance)	4,200	239,610
Public Service Enterprise Group, Inc. (Electric)	4,480	143,539
Public Storage, Inc. (REIT)	280	38,816

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PulteGroup, Inc.* (Home Builders)	1,960	$33,986
QEP Resources, Inc. (Oil & Gas)	1,680	48,720
Quanta Services, Inc.* (Commercial Services)	1,960	50,822
R.R. Donnelley & Sons Co. (Commercial Services)	1,680	16,834
Range Resources Corp. (Oil & Gas)	280	18,301
Raytheon Co. (Aerospace/Defense)	1,120	63,347
Regions Financial Corp. (Banks)	12,600	82,152
Republic Services, Inc. (Environmental Control)	2,800	79,380
Reynolds American, Inc. (Agriculture)	1,400	58,296
Robert Half International, Inc. (Commercial Services)	840	22,588
Rockwell Collins, Inc. (Aerospace/Defense)	280	15,002
Rowan Cos. PLC* - Class A (Oil & Gas)	1,120	35,515
Ryder System, Inc. (Transportation)	560	25,267
Safeway, Inc. (Food)	2,240	36,534
SAIC, Inc. (Commercial Services)	2,520	27,695
SCANA Corp. (Electric)	1,120	54,970
Seagate Technology PLC (Computers)	2,240	61,197
Sealed Air Corp. (Packaging & Containers)	1,680	27,250
Sempra Energy (Gas)	1,960	136,710
Simon Property Group, Inc. (REIT)	840	127,857
SLM Corp. (Diversified Financial Services)	4,200	73,836
Snap-on, Inc. (Hand/Machine Tools)	280	21,652
Southern Co. (Electric)	3,080	144,267
Southwest Airlines Co. (Airlines)	6,720	59,270
Spectra Energy Corp. (Pipelines)	3,080	88,920
Sprint Nextel Corp.* (Telecommunications)	26,600	147,364
Stanley Black & Decker, Inc. (Hand/Machine Tools)	560	38,808
Staples, Inc. (Retail)	6,160	70,932
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	840	43,554
State Street Corp. (Banks)	4,200	187,194
SunTrust Banks, Inc. (Banks)	4,760	129,472
Symantec Corp.* (Internet)	3,640	66,212
Sysco Corp. (Food)	5,320	165,292
Target Corp. (Retail)	2,240	142,800
TE Connectivity, Ltd. (Electronics)	3,920	126,146
TECO Energy, Inc. (Electric)	1,680	30,022
Tenet Healthcare Corp.* (Healthcare - Services)	840	19,824
Teradyne, Inc.* (Semiconductors)	560	8,187
Tesoro Petroleum Corp. (Oil & Gas)	1,120	42,235
Texas Instruments, Inc. (Semiconductors)	4,480	125,843
Textron, Inc. (Miscellaneous Manufacturing)	2,520	63,529
The ADT Corp.* (Commercial Services)	1,680	69,737
The AES Corp. (Electric)	5,600	58,520
The Charles Schwab Corp. (Diversified Financial Services)	9,800	133,084
The Chubb Corp. (Insurance)	1,120	86,218
The Dow Chemical Co. (Chemicals)	10,640	311,752
The Gap, Inc. (Retail)	2,520	90,014
The Goldman Sachs Group, Inc. (Banks)	3,920	479,769
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,240	25,558
The Home Depot, Inc. (Retail)	7,280	446,847
The Interpublic Group of Cos., Inc. (Advertising)	3,920	39,592
The JM Smucker Co. - Class A (Food)	280	23,979
The Limited, Inc. (Retail)	560	26,818
The Mosaic Co. (Chemicals)	840	43,966
The Travelers Cos., Inc. (Insurance)	1,680	119,179
The Williams Cos., Inc. (Pipelines)	3,080	107,769
Thermo Fisher Scientific, Inc. (Electronics)	1,400	85,484
Time Warner Cable, Inc. (Media)	840	83,252
Time Warner, Inc. (Media)	8,400	364,980
Titanium Metals Corp. (Mining)	560	6,558
Torchmark Corp. (Insurance)	840	42,496
Total System Services, Inc. (Commercial Services)	1,400	31,486
TripAdvisor, Inc.* (Internet)	280	8,481
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,200	112,854
Tyson Foods, Inc. - Class A (Food)	2,520	42,361
U.S. Bancorp (Banks)	16,800	557,928
United States Steel Corp. (Iron/Steel)	1,400	28,546
United Technologies Corp. (Aerospace/Defense)	1,960	153,194
UnumProvident Corp. (Insurance)	2,520	51,106
Urban Outfitters, Inc.* (Retail)	280	10,013
Valero Energy Corp. (Oil & Gas)	5,040	146,664
VeriSign, Inc.* (Internet)	840	31,139
Verizon Communications, Inc. (Telecommunications)	11,760	524,966
Vornado Realty Trust (REIT)	840	67,376
Vulcan Materials Co. (Mining)	1,120	51,486
Walgreen Co. (Retail)	7,560	266,339
Wal-Mart Stores, Inc. (Retail)	5,600	420,112
Walt Disney Co. (Media)	15,960	783,157
Waste Management, Inc. (Environmental Control)	3,920	128,341
WellPoint, Inc. (Healthcare - Services)	1,400	85,792
Wells Fargo & Co. (Banks)	43,680	1,471,580
Western Digital Corp. (Computers)	1,960	67,091
Western Union Co. (Commercial Services)	2,800	35,560
Weyerhaeuser Co. (REIT)	4,760	131,804
Whirlpool Corp. (Home Furnishings)	560	54,701
Whole Foods Market, Inc. (Food)	280	26,524
Windstream Corp. (Telecommunications)	5,320	50,753
Wisconsin Energy Corp. (Electric)	1,960	75,401
WPX Energy, Inc.* (Oil & Gas)	840	14,230
Wyndham Worldwide Corp. (Lodging)	1,400	70,560
Xcel Energy, Inc. (Electric)	4,480	126,560
Xerox Corp. (Office/Business Equipment)	11,760	75,734
XL Group PLC (Insurance)	2,800	69,272
Xylem, Inc. (Machinery - Diversified)	1,680	40,757
Yahoo!, Inc.* (Internet)	9,240	155,324

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zions Bancorp (Banks)	1,680	$36,070
TOTAL COMMON STOCKS
(Cost $45,730,976)		51,399,892

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $109,001	$109,000	$109,000

TOTAL REPURCHASE AGREEMENTS
(Cost $109,000)		109,000

TOTAL INVESTMENT SECURITIES
(Cost $45,839,976) - 100.1%		51,508,892
Net other assets (liabilities) - (0.1)%		(54,467)

NET ASSETS - 100.0%		$51,454,425

*                                         Non-income producing security

(a)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

Large-Cap Value ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$93,251	0.2%
Aerospace/Defense	681,436	1.3%
Agriculture	631,470	1.2%
Airlines	59,270	0.1%
Auto Manufacturers	511,588	1.0%
Auto Parts & Equipment	202,608	0.4%
Banks	7,978,824	15.7%
Beverages	302,879	0.6%
Building Materials	33,802	0.1%
Chemicals	660,745	1.2%
Coal	19,690	NM
Commercial Services	432,580	0.9%
Computers	833,616	1.6%
Cosmetics/Personal Care	487,239	0.9%
Distribution/Wholesale	42,554	NM
Diversified Financial Services	1,109,590	2.1%
Electric	2,970,909	5.7%
Electrical Components & Equipment	124,009	0.3%
Electronics	311,075	0.5%
Engineering & Construction	74,497	0.1%
Entertainment	28,762	0.1%
Environmental Control	207,721	0.4%
Food	1,026,368	2.0%
Forest Products & Paper	227,209	0.5%
Gas	331,570	0.6%
Hand/Machine Tools	60,460	0.1%
Healthcare - Products	379,380	0.7%
Healthcare - Services	385,784	0.7%
Holding Companies - Diversified	38,136	0.1%
Home Builders	139,264	0.3%
Home Furnishings	78,182	0.2%
Household Products/Wares	47,443	0.1%
Housewares	52,013	0.1%
Insurance	3,889,390	7.6%
Internet	453,493	0.8%
Iron/Steel	163,044	0.3%
Leisure Time	200,861	0.4%
Lodging	165,209	0.3%
Machinery - Construction & Mining	166,228	0.3%
Machinery - Diversified	66,959	0.2%
Media	2,861,019	5.5%
Metal Fabricate/Hardware	96,919	0.2%
Mining	466,222	0.9%
Miscellaneous Manufacturing	3,038,069	5.9%
Office/Business Equipment	99,859	0.1%
Oil & Gas	5,075,540	9.9%
Oil & Gas Services	261,548	0.5%
Packaging & Containers	106,282	0.2%
Pharmaceuticals	2,913,520	5.7%
Pipelines	333,609	0.7%
Real Estate	50,456	0.1%
REIT	933,721	1.9%
Retail	2,890,029	5.7%
Savings & Loans	72,689	0.1%
Semiconductors	912,481	1.8%
Software	1,106,448	2.1%
Telecommunications	3,980,200	7.8%
Textiles	35,120	0.1%
Toys/Games/Hobbies	81,945	0.2%
Transportation	415,108	0.8%
Other**	54,533	0.1%
Total	$51,454,425	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

Large-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (99.7%)
3M Co. (Miscellaneous Manufacturing)	2,282	$199,903
Abbott Laboratories (Pharmaceuticals)	7,498	491,269
Accenture PLC - Class A (Computers)	2,282	153,830
Adobe Systems, Inc.* (Software)	1,141	38,794
Aetna, Inc. (Healthcare - Services)	815	35,616
AFLAC, Inc. (Insurance)	2,282	113,598
Agilent Technologies, Inc. (Electronics)	1,141	41,065
Air Products & Chemicals, Inc. (Chemicals)	652	50,550
Airgas, Inc. (Chemicals)	163	14,502
Akamai Technologies, Inc.* (Internet)	815	30,962
Alexion Pharmaceuticals, Inc.* (Biotechnology)	978	88,392
Allergan, Inc. (Pharmaceuticals)	1,467	131,913
Altera Corp. (Semiconductors)	1,467	44,714
Altria Group, Inc. (Agriculture)	3,260	103,668
Amazon.com, Inc.* (Internet)	1,793	417,446
American Express Co. (Diversified Financial Services)	2,771	155,093
American Tower Corp. (REIT)	1,793	134,995
Amgen, Inc. (Biotechnology)	3,586	310,350
Amphenol Corp. - Class A (Electronics)	815	49,006
Anadarko Petroleum Corp. (Oil & Gas)	1,141	78,512
Analog Devices, Inc. (Semiconductors)	815	31,875
Aon PLC (Insurance)	978	52,763
Apache Corp. (Oil & Gas)	1,304	107,906
Apartment Investment and Management Co. - Class A (REIT)	326	8,701
Apollo Group, Inc.* - Class A (Commercial Services)	489	9,819
Apple Computer, Inc. (Computers)	4,401	2,619,034
Autodesk, Inc.* (Software)	489	15,570
Automatic Data Processing, Inc. (Commercial Services)	2,282	131,877
AutoZone, Inc.* (Retail)	163	61,125
AvalonBay Communities, Inc. (REIT)	326	44,193
Baker Hughes, Inc. (Oil & Gas Services)	1,304	54,729
Ball Corp. (Packaging & Containers)	489	20,944
Bard (C.R.), Inc. (Healthcare - Products)	326	31,358
Baxter International, Inc. (Healthcare - Products)	2,608	163,339
Becton, Dickinson & Co. (Healthcare - Products)	978	74,015
Bed Bath & Beyond, Inc.* (Retail)	1,141	65,813
Big Lots, Inc.* (Retail)	163	4,748
Biogen Idec, Inc.* (Biotechnology)	1,141	157,709
BlackRock, Inc. (Diversified Financial Services)	652	123,671
BMC Software, Inc.* (Software)	489	19,902
Boeing Co. (Aerospace/Defense)	1,956	137,781
BorgWarner, Inc.* (Auto Parts & Equipment)	489	32,186
Boston Properties, Inc. (REIT)	326	34,654
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,890	162,593
Broadcom Corp. - Class A (Semiconductors)	2,445	77,103
Brown-Forman Corp. (Beverages)	652	41,767
C.H. Robinson Worldwide, Inc. (Transportation)	815	49,169
Cabot Oil & Gas Corp. (Oil & Gas)	978	45,946
Cameron International Corp.* (Oil & Gas Services)	1,141	57,780
Campbell Soup Co. (Food)	489	17,247
Caterpillar, Inc. (Machinery - Construction & Mining)	1,956	165,888
Celgene Corp.* (Biotechnology)	2,119	155,365
Cerner Corp.* (Software)	652	49,676
CF Industries Holdings, Inc. (Chemicals)	326	66,892
Chevron Corp. (Oil & Gas)	5,053	556,892
Chipotle Mexican Grill, Inc.* (Retail)	163	41,488
Citrix Systems, Inc.* (Software)	815	50,375
Cliffs Natural Resources, Inc. (Iron/Steel)	652	23,648
Clorox Co. (Household Products/Wares)	489	35,355
Coach, Inc. (Apparel)	1,304	73,089
Coca-Cola Co. (Beverages)	18,419	684,819
Cognizant Technology Solutions Corp.* (Computers)	1,467	97,776
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,119	222,410
CONSOL Energy, Inc. (Coal)	815	28,655
Consolidated Edison, Inc. (Electric)	815	49,210
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	489	36,646
Costco Wholesale Corp. (Retail)	1,141	112,309
Covidien PLC (Healthcare - Products)	1,630	89,569
Crown Castle International Corp.* (Telecommunications)	1,467	97,922
CSX Corp. (Transportation)	2,282	46,713
Cummins, Inc. (Machinery - Diversified)	652	61,014
Danaher Corp. (Miscellaneous Manufacturing)	2,119	109,616
Darden Restaurants, Inc. (Retail)	489	25,731
DaVita, Inc.* (Healthcare - Services)	326	36,682
Deere & Co. (Machinery - Diversified)	1,793	153,194
DENTSPLY International, Inc. (Healthcare - Products)	326	12,010
Diamond Offshore Drilling, Inc. (Oil & Gas)	326	22,572
DIRECTV* (Media)	2,934	149,957
Discovery Communications, Inc.* - Class A (Media)	1,141	67,342
Dollar Tree, Inc.* (Retail)	1,141	45,492
Dominion Resources, Inc. (Electric)	1,956	103,238
Dover Corp. (Miscellaneous Manufacturing)	652	37,959
Dr. Pepper Snapple Group, Inc. (Beverages)	489	20,954
Dun & Bradstreet Corp. (Software)	163	13,210
E.I. du Pont de Nemours & Co. (Chemicals)	2,934	130,622
Eastman Chemical Co. (Chemicals)	326	19,312
eBay, Inc.* (Internet)	3,586	173,168
Ecolab, Inc. (Chemicals)	1,304	90,758
Edwards Lifesciences Corp.* (Healthcare - Products)	489	42,460
Electronic Arts, Inc.* (Software)	652	8,052

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Eli Lilly & Co. (Pharmaceuticals)	3,423	$166,460
EMC Corp.* (Computers)	5,542	135,336
Emerson Electric Co. (Electrical Components & Equipment)	2,445	118,411
Ensco PLCADR - Class A (Oil & Gas)	326	18,849
EOG Resources, Inc. (Oil & Gas)	1,304	151,903
EQT Corp. (Oil & Gas)	489	29,648
Equifax, Inc. (Commercial Services)	326	16,313
Equity Residential (REIT)	978	56,147
Expedia, Inc. (Internet)	326	19,282
Expeditors International of Washington, Inc. (Transportation)	652	23,870
Express Scripts Holding Co.* (Pharmaceuticals)	3,912	240,744
Exxon Mobil Corp. (Oil & Gas)	14,018	1,278,022
F5 Networks, Inc.* (Internet)	326	26,888
Family Dollar Stores, Inc. (Retail)	489	32,254
Fastenal Co. (Distribution/Wholesale)	978	43,717
First Horizon National Corp. (Banks)	1	7
First Solar, Inc.* (Energy - Alternate Sources)	326	7,925
Fiserv, Inc.* (Software)	652	48,861
FLIR Systems, Inc. (Electronics)	489	9,501
Flowserve Corp. (Machinery - Diversified)	163	22,085
Fluor Corp. (Engineering & Construction)	489	27,311
FMC Corp. (Chemicals)	652	34,895
FMC Technologies, Inc.* (Oil & Gas Services)	1,141	46,667
Fossil, Inc.* (Distribution/Wholesale)	326	28,395
Franklin Resources, Inc. (Diversified Financial Services)	652	83,326
General Dynamics Corp. (Aerospace/Defense)	978	66,582
General Mills, Inc. (Food)	2,119	84,929
Genuine Parts Co. (Distribution/Wholesale)	489	30,601
Gilead Sciences, Inc.* (Biotechnology)	3,586	240,836
Google, Inc.* - Class A (Internet)	1,304	886,420
Halliburton Co. (Oil & Gas Services)	2,608	84,212
Harley-Davidson, Inc. (Leisure Time)	489	22,866
Hasbro, Inc. (Toys/Games/Hobbies)	326	11,733
HCP, Inc. (REIT)	815	36,105
Health Care REIT, Inc. (REIT)	652	38,748
Heinz (H.J.) Co. (Food)	1,141	65,619
Helmerich & Payne, Inc. (Oil & Gas)	489	23,374
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,282	139,750
Hormel Foods Corp. (Food)	326	9,627
Humana, Inc. (Healthcare - Services)	489	36,318
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,304	79,974
Intel Corp. (Semiconductors)	12,062	260,840
IntercontinentalExchange, Inc.* (Diversified Financial Services)	326	42,706
International Business Machines Corp. (Computers)	5,053	982,959
International Flavors & Fragrances, Inc. (Chemicals)	326	21,066
Intuit, Inc. (Software)	1,304	77,484
Intuitive Surgical, Inc.* (Healthcare - Products)	163	88,382
Iron Mountain, Inc. (Commercial Services)	326	11,280
Johnson & Johnson (Healthcare - Products)	13,040	923,493
Joy Global, Inc. (Machinery - Construction & Mining)	489	30,538
Juniper Networks, Inc.* (Telecommunications)	1,630	27,009
Kellogg Co. (Food)	1,141	59,697
Kimberly-Clark Corp. (Household Products/Wares)	1,793	149,626
Kinder Morgan, Inc. (Pipelines)	1,467	50,920
KLA-Tencor Corp. (Semiconductors)	815	37,914
Kohls Corp. (Retail)	652	34,739
Kraft Foods Group, Inc.* (Food)	1,630	74,132
Laboratory Corp. of America Holdings* (Healthcare - Services)	489	41,433
Lam Research Corp.* (Semiconductors)	815	28,851
Life Technologies Corp.* (Biotechnology)	815	39,862
Linear Technology Corp. (Semiconductors)	652	20,382
Lockheed Martin Corp. (Aerospace/Defense)	1,304	122,146
Lorillard, Inc. (Agriculture)	489	56,729
LSI Logic Corp.* (Semiconductors)	1,304	8,932
LyondellBasell Industries N.V. - Class A (Chemicals)	815	43,513
Marriott International, Inc. - Class A (Lodging)	490	17,864
Masco Corp. (Building Materials)	489	7,379
MasterCard, Inc. - Class A (Commercial Services)	489	225,395
Mattel, Inc. (Toys/Games/Hobbies)	652	23,980
McCormick & Co., Inc. (Food)	489	30,132
McDonald’s Corp. (Retail)	4,727	410,304
McGraw-Hill Cos., Inc. (Media)	815	45,053
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	978	60,303
Medtronic, Inc. (Healthcare - Products)	3,097	128,773
Merck & Co., Inc. (Pharmaceuticals)	9,454	431,386
Microchip Technology, Inc. (Semiconductors)	978	30,660
Microsoft Corp. (Software)	20,375	581,400
Mondelez International, Inc. - Class A (Food)	4,564	121,129
Monsanto Co. (Chemicals)	2,445	210,442
Monster Beverage Corp.* (Beverages)	652	29,125
Moody’s Corp. (Commercial Services)	489	23,550
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,956	49,565
National Oilwell Varco, Inc. (Oil & Gas Services)	1,467	108,118
NetApp, Inc.* (Computers)	1,793	48,232
Netflix, Inc.* (Internet)	326	25,783
Newfield Exploration Co.* (Oil & Gas)	489	13,262
Newmont Mining Corp. (Mining)	2,282	124,483

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NextEra Energy, Inc. (Electric)	1,141	$79,938
NIKE, Inc. - Class B (Apparel)	1,793	163,844
Noble Energy, Inc. (Oil & Gas)	489	46,460
Nordstrom, Inc. (Retail)	489	27,761
Norfolk Southern Corp. (Transportation)	1,141	70,000
NVIDIA Corp.* (Semiconductors)	978	11,707
Occidental Petroleum Corp. (Oil & Gas)	2,771	218,798
Omnicom Group, Inc. (Advertising)	652	31,237
ONEOK, Inc. (Pipelines)	652	30,840
Oracle Corp. (Software)	18,093	561,788
O’Reilly Automotive, Inc.* (Retail)	489	41,898
Pall Corp. (Miscellaneous Manufacturing)	489	30,787
Parker Hannifin Corp. (Miscellaneous Manufacturing)	489	38,465
Patterson Cos., Inc. (Healthcare - Products)	163	5,444
Paychex, Inc. (Commercial Services)	815	26,430
Peabody Energy Corp. (Coal)	1,304	36,382
Pentair, Ltd. (Miscellaneous Manufacturing)	326	13,770
PepsiCo, Inc. (Beverages)	7,335	507,875
Perrigo Co. (Pharmaceuticals)	489	56,240
PetSmart, Inc. (Retail)	489	32,465
Philip Morris International, Inc. (Agriculture)	7,987	707,328
Pioneer Natural Resources Co. (Oil & Gas)	652	68,884
Plum Creek Timber Co., Inc. (Forest Products & Paper)	326	14,311
PPG Industries, Inc. (Chemicals)	652	76,336
Praxair, Inc. (Chemicals)	1,467	155,810
Precision Castparts Corp. (Metal Fabricate/Hardware)	489	84,631
Priceline.com, Inc.* (Internet)	163	93,525
Procter & Gamble Co. (Cosmetics/Personal Care)	9,780	677,168
Prologis, Inc. (REIT)	815	27,946
Public Storage, Inc. (REIT)	489	67,790
PulteGroup, Inc.* (Home Builders)	652	11,306
Qualcomm, Inc. (Telecommunications)	8,150	477,386
Quest Diagnostics, Inc. (Healthcare - Services)	815	47,042
Ralph Lauren Corp. (Apparel)	326	50,103
Range Resources Corp. (Oil & Gas)	489	31,961
Raytheon Co. (Aerospace/Defense)	978	55,316
Red Hat, Inc.* (Software)	978	48,088
Reynolds American, Inc. (Agriculture)	815	33,937
Robert Half International, Inc. (Commercial Services)	163	4,383
Rockwell Automation, Inc. (Machinery - Diversified)	652	46,331
Rockwell Collins, Inc. (Aerospace/Defense)	489	26,201
Roper Industries, Inc. (Machinery - Diversified)	489	53,384
Ross Stores, Inc. (Retail)	1,141	69,544
Salesforce.com, Inc.* (Software)	652	95,179
SanDisk Corp.* (Computers)	1,141	47,648
Schlumberger, Ltd. (Oil & Gas Services)	6,357	442,002
Scripps Networks Interactive - Class A (Media)	489	29,692
Seagate Technology PLC (Computers)	489	13,359
Sherwin-Williams Co. (Chemicals)	326	46,481
Sigma-Aldrich Corp. (Chemicals)	652	45,731
Simon Property Group, Inc. (REIT)	978	148,861
Snap-on, Inc. (Hand/Machine Tools)	163	12,605
Southern Co. (Electric)	2,445	114,523
Southwestern Energy Co.* (Oil & Gas)	1,630	56,561
Spectra Energy Corp. (Pipelines)	1,467	42,352
St. Jude Medical, Inc. (Healthcare - Products)	1,467	56,127
Stanley Black & Decker, Inc. (Hand/Machine Tools)	489	33,888
Starbucks Corp. (Retail)	3,586	164,597
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	489	25,355
Stericycle, Inc.* (Environmental Control)	326	30,892
Stryker Corp. (Healthcare - Products)	1,304	68,590
Symantec Corp.* (Internet)	1,304	23,720
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,141	74,097
Target Corp. (Retail)	1,956	124,695
Teradata Corp.* (Computers)	815	55,673
Teradyne, Inc.* (Semiconductors)	489	7,149
Texas Instruments, Inc. (Semiconductors)	3,097	86,995
The ADT Corp.* (Commercial Services)	326	13,532
The Chubb Corp. (Insurance)	652	50,191
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,141	70,308
The Hershey Co. (Food)	652	44,890
The Home Depot, Inc. (Retail)	3,260	200,099
The JM Smucker Co. - Class A (Food)	326	27,919
The Limited, Inc. (Retail)	815	39,030
The Mosaic Co. (Chemicals)	815	42,657
The Travelers Cos., Inc. (Insurance)	978	69,379
The Williams Cos., Inc. (Pipelines)	1,304	45,627
Thermo Fisher Scientific, Inc. (Electronics)	978	59,717
Tiffany & Co. (Retail)	489	30,915
Time Warner Cable, Inc. (Media)	978	96,930
TJX Cos., Inc. (Retail)	3,423	142,499
TripAdvisor, Inc.* (Internet)	326	9,875
Union Pacific Corp. (Transportation)	2,282	280,754
United Parcel Service, Inc. - Class B (Transportation)	3,423	250,735
United Technologies Corp. (Aerospace/Defense)	2,934	229,320
UnitedHealth Group, Inc. (Healthcare - Services)	4,890	273,839
Urban Outfitters, Inc.* (Retail)	326	11,658
V.F. Corp. (Apparel)	489	76,519
Varian Medical Systems, Inc.* (Healthcare - Products)	489	32,646
Ventas, Inc. (REIT)	1,467	92,817
VeriSign, Inc.* (Internet)	326	12,085
Verizon Communications, Inc. (Telecommunications)	7,335	327,435
Viacom, Inc. - Class B (Media)	2,282	116,998

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Visa, Inc. - Class A (Commercial Services)	2,445	$339,268
Vornado Realty Trust (REIT)	489	39,223
W.W. Grainger, Inc. (Distribution/Wholesale)	326	65,659
Wal-Mart Stores, Inc. (Retail)	5,053	379,076
Waters Corp.* (Electronics)	489	40,005
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	652	56,039
WellPoint, Inc. (Healthcare - Services)	815	49,943
Western Union Co. (Commercial Services)	1,304	16,561
Whole Foods Market, Inc. (Food)	652	61,764
WPX Energy, Inc.* (Oil & Gas)	489	8,284
Wynn Resorts, Ltd. (Lodging)	326	39,466
Xilinx, Inc. (Semiconductors)	1,304	42,719
YUM! Brands, Inc. (Retail)	2,119	148,563
Zimmer Holdings, Inc. (Healthcare - Products)	815	52,331

TOTAL COMMON STOCKS (Cost $26,227,513)		32,447,884

TOTAL INVESTMENT SECURITIES (Cost $26,227,513) - 99.7%		32,447,884
Net other assets (liabilities) - 0.3%		82,719

NET ASSETS - 100.0%		$32,530,603

*	Non-income producing security
ADR	American Depositary Receipt

Large-Cap Growth ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$31,237	0.1%
Aerospace/Defense	637,346	2.0%
Agriculture	901,662	2.8%
Apparel	363,555	1.2%
Auto Parts & Equipment	32,186	0.1%
Banks	7	NM
Beverages	1,284,540	3.9%
Biotechnology	992,514	3.1%
Building Materials	7,379	NM
Chemicals	1,049,567	3.1%
Coal	65,037	0.2%
Commercial Services	818,408	2.5%
Computers	4,153,847	12.8%
Cosmetics/Personal Care	969,886	3.0%
Distribution/Wholesale	168,372	0.5%
Diversified Financial Services	478,893	1.5%
Electric	346,909	1.0%
Electrical Components & Equipment	118,411	0.4%
Electronics	199,294	0.6%
Energy - Alternate Sources	7,925	NM
Engineering & Construction	27,311	0.1%
Environmental Control	30,892	0.1%
Food	597,085	1.8%
Forest Products & Paper	14,311	NM
Hand/Machine Tools	46,493	0.1%
Healthcare - Products	1,768,537	5.4%
Healthcare - Services	520,873	1.6%
Home Builders	11,306	NM
Household Products/Wares	184,981	0.6%
Insurance	285,931	0.9%
Internet	1,719,154	5.2%
Iron/Steel	23,648	0.1%
Leisure Time	22,866	0.1%
Lodging	82,685	0.3%
Machinery - Construction & Mining	196,426	0.6%
Machinery - Diversified	336,008	1.0%
Media	505,972	1.6%
Metal Fabricate/Hardware	84,631	0.3%
Mining	124,483	0.4%
Miscellaneous Manufacturing	686,870	2.1%
Oil & Gas	2,757,834	8.5%
Oil & Gas Services	793,508	2.4%
Packaging & Containers	20,944	0.1%
Pharmaceuticals	1,846,512	5.6%
Pipelines	169,739	0.6%
REIT	730,180	2.2%
Retail	2,246,803	6.9%
Semiconductors	689,841	2.1%
Software	1,608,379	5.0%
Telecommunications	929,752	2.9%
Toys/Games/Hobbies	35,713	0.1%
Transportation	721,241	2.2%
Other**	82,719	0.3%
Total	$32,530,603	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

Mid-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Commercial Services)	711	$21,920
Acuity Brands, Inc. (Electrical Components & Equipment)	395	25,557
Acxiom Corp.* (Software)	1,738	31,719
Aecom Technology Corp.* (Engineering & Construction)	2,607	55,972
Aeropostale, Inc.* (Retail)	711	8,496
Affiliated Managers Group, Inc.* (Diversified Financial Services)	553	69,955
AGCO Corp.* (Machinery - Diversified)	2,212	100,668
Alexander & Baldwin, Inc.* (Real Estate)	553	15,998
Alexandria Real Estate Equities, Inc. (REIT)	632	44,512
Alleghany Corp.* (Insurance)	237	82,381
Alliant Energy Corp. (Electric)	1,343	60,032
Alliant Techsystems, Inc. (Aerospace/Defense)	395	22,630
Alpha Natural Resources, Inc.* (Coal)	4,898	41,976
AMC Networks, Inc.* - Class A (Media)	790	36,909
American Campus Communities, Inc. (REIT)	869	39,374
American Eagle Outfitters, Inc. (Retail)	4,108	85,734
American Financial Group, Inc. (Insurance)	1,817	70,500
ANN, Inc.* (Retail)	1,106	38,887
AOL, Inc.* (Internet)	2,054	70,514
Apollo Investment Corp. (Investment Companies)	4,661	37,055
Aqua America, Inc. (Water)	1,501	38,110
Arch Coal, Inc. (Coal)	4,898	38,988
Arrow Electronics, Inc.* (Electronics)	2,528	89,061
Arthur J. Gallagher & Co. (Insurance)	1,343	47,596
Ascena Retail Group, Inc.* (Retail)	1,027	20,335
Ashland, Inc. (Chemicals)	1,659	118,039
Aspen Insurance Holdings, Ltd. (Insurance)	1,659	53,669
Associated Banc-Corp. (Banks)	3,950	50,916
Astoria Financial Corp. (Savings & Loans)	1,896	19,017
Atmel Corp.* (Semiconductors)	5,767	26,903
Atmos Energy Corp. (Gas)	2,054	73,882
Atwood Oceanics, Inc.* (Oil & Gas)	395	18,881
Avnet, Inc.* (Electronics)	3,239	92,798
Bally Technologies, Inc.* (Entertainment)	395	19,718
BancorpSouth, Inc. (Banks)	1,896	26,828
Bank of Hawaii Corp. (Banks)	553	24,420
Barnes & Noble, Inc.* (Retail)	869	14,634
BE Aerospace, Inc.* (Aerospace/Defense)	948	42,745
BioMed Realty Trust, Inc. (REIT)	3,555	67,972
Black Hills Corp. (Electric)	395	14,129
Bob Evans Farms, Inc. (Retail)	632	24,060
BRE Properties, Inc. - Class A (REIT)	711	34,377
Brinker International, Inc. (Retail)	1,659	51,097
Broadridge Financial Solutions, Inc. (Software)	1,580	36,261
Brown & Brown, Inc. (Insurance)	1,580	40,369
Cabela’s, Inc.* (Retail)	1,027	46,020
Cabot Corp. (Chemicals)	1,343	48,026
Cadence Design Systems, Inc.* (Computers)	4,187	53,007
Camden Property Trust (REIT)	632	41,478
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	790	43,885
Carpenter Technology Corp. (Iron/Steel)	395	19,201
Cathay Bancorp, Inc. (Banks)	1,659	29,348
CBOE Holdings, Inc. (Diversified Financial Services)	632	18,638
Charles River Laboratories International, Inc.* (Biotechnology)	632	23,586
Chico’s FAS, Inc. (Retail)	3,792	70,531
Ciena Corp.* (Telecommunications)	1,106	13,725
Cinemark Holdings, Inc. (Entertainment)	869	21,456
City National Corp. (Banks)	1,106	56,517
Clarcor, Inc. (Miscellaneous Manufacturing)	316	14,296
Cleco Corp. (Electric)	632	27,271
Commerce Bancshares, Inc. (Banks)	1,027	39,108
Commercial Metals Co. (Metal Fabricate/Hardware)	2,686	36,959
Community Health Systems, Inc.* (Healthcare - Services)	2,054	56,322
Compuware Corp.* (Software)	4,977	43,100
Convergys Corp. (Commercial Services)	2,607	43,823
Con-way, Inc. (Transportation)	1,264	36,795
CoreLogic, Inc.* (Commercial Services)	2,449	58,287
Corporate Office Properties Trust (REIT)	1,659	41,392
Corrections Corp. of America (Commercial Services)	2,291	77,093
Crane Co. (Miscellaneous Manufacturing)	316	13,266
Cree, Inc.* (Semiconductors)	711	21,565
Cullen/Frost Bankers, Inc. (Banks)	632	34,950
Cypress Semiconductor Corp. (Semiconductors)	2,133	21,138
Cytec Industries, Inc. (Chemicals)	1,027	70,678
Deluxe Corp. (Commercial Services)	1,185	37,339
Dick’s Sporting Goods, Inc. (Retail)	632	31,600
Diebold, Inc. (Computers)	1,422	42,305
Domtar Corp. (Forest Products & Paper)	395	31,501
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	1,659	33,794
DST Systems, Inc. (Computers)	711	40,555
Duke Realty Corp. (REIT)	6,162	89,225
East West Bancorp, Inc. (Banks)	3,239	68,959
Eaton Vance Corp. (Diversified Financial Services)	1,185	33,346
Energen Corp. (Oil & Gas)	474	22,112
Energizer Holdings, Inc. (Electrical Components & Equipment)	632	46,117
Equity One, Inc. (REIT)	1,422	29,720
Esterline Technologies Corp.* (Aerospace/Defense)	316	18,262
Everest Re Group, Ltd. (Insurance)	1,185	131,594
Exelis, Inc. (Aerospace/Defense)	4,266	47,182
Fair Isaac Corp. (Software)	316	14,726
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,923	34,375

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fidelity National Title Group, Inc. - Class A (Insurance)	4,819	$103,175
First American Financial Corp. (Insurance)	2,449	55,715
First Niagara Financial Group, Inc. (Savings & Loans)	8,058	66,720
FirstMerit Corp. (Banks)	2,528	35,038
Flowers Foods, Inc. (Food)	1,264	24,888
Foot Locker, Inc. (Retail)	3,476	116,446
Forest Oil Corp.* (Oil & Gas)	2,686	20,360
Fortune Brands Home & Security, Inc.* (Building Materials)	2,449	69,650
Fulton Financial Corp. (Banks)	4,582	44,537
GATX Corp. (Trucking & Leasing)	553	22,927
General Cable Corp.* (Electrical Components & Equipment)	1,106	31,553
Graco, Inc. (Machinery - Diversified)	474	22,780
Granite Construction, Inc. (Engineering & Construction)	790	23,866
Great Plains Energy, Inc. (Electric)	3,476	78,001
Greenhill & Co., Inc. (Diversified Financial Services)	395	18,849
Greif, Inc. - Class A (Packaging & Containers)	711	29,834
GUESS?, Inc. (Retail)	474	11,746
Hancock Holding Co. (Banks)	1,975	62,390
Hanesbrands, Inc.* (Apparel)	2,212	74,036
Hanover Insurance Group, Inc. (Insurance)	1,027	37,085
Harris Teeter Supermarkets, Inc. (Food)	1,106	41,420
Harsco Corp. (Miscellaneous Manufacturing)	1,817	36,322
Hawaiian Electric Industries, Inc. (Electric)	2,212	57,247
HCC Insurance Holdings, Inc. (Insurance)	2,291	81,651
Health Management Associates, Inc.* - Class A (Healthcare - Services)	5,846	42,676
Health Net, Inc.* (Healthcare - Services)	1,896	40,802
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,659	28,684
Herman Miller, Inc. (Office Furnishings)	1,343	26,041
Highwoods Properties, Inc. (REIT)	1,027	33,121
Hill-Rom Holdings, Inc. (Healthcare - Products)	632	17,753
Hillshire Brands Co. (Food)	1,738	45,205
HNI Corp. (Office Furnishings)	1,027	28,263
HollyFrontier Corp. (Oil & Gas)	4,661	180,053
Hologic, Inc.* (Healthcare - Products)	2,607	53,755
Hospitality Properties Trust (REIT)	2,844	65,753
HSN, Inc. (Retail)	395	20,548
Hubbell, Inc. - Class B (Electrical Components & Equipment)	316	26,456
Huntington Ingalls Industries, Inc.* (Shipbuilding)	1,106	46,872
IDACORP, Inc. (Electric)	474	21,197
IDEX Corp. (Machinery - Diversified)	711	30,239
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	3,476	52,835
Integrated Device Technology, Inc.* (Semiconductors)	3,318	18,050
International Bancshares Corp. (Banks)	1,264	22,942
International Rectifier Corp.* (Semiconductors)	1,580	24,474
International Speedway Corp. - Class A (Entertainment)	553	14,102
Intersil Corp. - Class A (Semiconductors)	2,923	20,607
Itron, Inc.* (Electronics)	869	35,681
ITT Corp. (Miscellaneous Manufacturing)	2,133	44,366
Janus Capital Group, Inc. (Diversified Financial Services)	4,266	36,261
Jarden Corp. (Household Products/Wares)	869	43,276
Jefferies Group, Inc. (Diversified Financial Services)	2,923	41,624
JetBlue Airways Corp.* (Airlines)	5,214	27,582
John Wiley & Sons, Inc. (Media)	316	13,708
Jones Lang LaSalle, Inc. (Real Estate)	1,027	79,839
Kansas City Southern Industries, Inc. (Transportation)	869	69,920
KB Home (Home Builders)	1,738	27,773
KBR, Inc. (Engineering & Construction)	3,397	94,641
Kemper Corp. (Insurance)	1,264	39,184
Kennametal, Inc. (Hand/Machine Tools)	1,817	64,358
Kirby Corp.* (Transportation)	316	18,164
Lamar Advertising Co.* - Class A (Advertising)	711	27,907
Landstar System, Inc. (Transportation)	316	16,005
Lender Processing Services, Inc. (Commercial Services)	869	20,952
Lennox International, Inc. (Building Materials)	1,027	51,401
Lexmark International, Inc. - Class A (Computers)	1,659	35,270
Liberty Property Trust (REIT)	1,580	55,490
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,106	39,086
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	948	41,115
Louisiana-Pacific Corp.* (Building Materials)	3,160	49,896
M.D.C. Holdings, Inc. (Home Builders)	869	33,231
Mack-Cali Realty Corp. (REIT)	1,896	49,277
Manpower, Inc. (Commercial Services)	1,817	68,938
ManTech International Corp. - Class A (Software)	237	5,444
Martin Marietta Materials (Building Materials)	474	39,015
Masimo Corp.* (Healthcare - Products)	316	6,943
Matson, Inc. (Transportation)	948	20,145
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	316	9,091
MDU Resources Group, Inc. (Electric)	4,345	94,417
MEMC Electronic Materials, Inc.* (Semiconductors)	5,293	13,338
Mentor Graphics Corp.* (Computers)	2,133	33,104
Mercury General Corp. (Insurance)	869	35,221
Meredith Corp. (Media)	790	26,441

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mine Safety Appliances Co. (Environmental Control)	395	$15,247
Minerals Technologies, Inc. (Chemicals)	158	11,322
Mohawk Industries, Inc.* (Textiles)	1,343	112,100
Monster Worldwide, Inc.* (Commercial Services)	2,686	16,707
National Fuel Gas Co. (Gas)	790	41,633
National Instruments Corp. (Electronics)	869	20,474
National Retail Properties, Inc. (REIT)	1,264	40,044
NCR Corp.* (Computers)	3,634	77,332
New York Community Bancorp (Savings & Loans)	10,033	139,058
Nordson Corp. (Machinery - Diversified)	395	23,317
NV Energy, Inc. (Electric)	5,372	102,122
NVR, Inc.* (Home Builders)	79	71,395
Office Depot, Inc.* (Retail)	6,557	16,261
OGE Energy Corp. (Electric)	711	40,939
Old Republic International Corp. (Insurance)	5,530	54,636
Olin Corp. (Chemicals)	1,817	37,685
OMEGA Healthcare Investors, Inc. (REIT)	1,422	32,621
Omnicare, Inc. (Pharmaceuticals)	2,528	87,291
Oshkosh Truck Corp.* (Auto Manufacturers)	2,133	63,947
Owens & Minor, Inc. (Distribution/Wholesale)	1,422	40,484
Packaging Corp. of America (Packaging & Containers)	1,264	44,581
Parametric Technology Corp.* (Software)	1,422	28,696
Patterson-UTI Energy, Inc. (Oil & Gas)	3,476	56,242
Plains Exploration & Production Co.* (Oil & Gas)	1,896	67,611
Plantronics, Inc. (Telecommunications)	553	17,939
PNM Resources, Inc. (Electric)	1,817	40,265
Polycom, Inc.* (Telecommunications)	1,659	16,623
Post Holdings, Inc.* (Food)	316	9,970
Potlatch Corp. (REIT)	553	21,279
Prosperity Bancshares, Inc. (Banks)	395	16,535
Protective Life Corp. (Insurance)	1,817	49,604
QLogic Corp.* (Semiconductors)	1,027	9,633
Questar Corp. (Gas)	2,844	57,563
Quicksilver Resources, Inc.* (Oil & Gas)	2,765	10,701
Ralcorp Holdings, Inc.* (Food)	711	51,327
Raymond James Financial Corp. (Diversified Financial Services)	2,528	96,417
Rayonier, Inc. (REIT)	869	42,590
Realty Income Corp. (REIT)	1,185	46,535
Regal-Beloit Corp. (Hand/Machine Tools)	395	25,746
Regency Centers Corp. (REIT)	1,106	53,110
Regis Corp. (Retail)	1,343	22,374
Reinsurance Group of America, Inc. (Insurance)	1,659	87,794
Reliance Steel & Aluminum Co. (Iron/Steel)	1,738	94,443
Rent-A-Center, Inc. (Commercial Services)	1,343	44,762
RF Micro Devices, Inc.* (Telecommunications)	6,320	27,872
Rollins, Inc. (Commercial Services)	553	12,537
RPM, Inc. (Chemicals)	3,002	80,033
Saks, Inc.* (Retail)	2,370	24,364
Scholastic Corp. (Media)	632	20,850
Scientific Games Corp.* - Class A (Entertainment)	869	7,152
SEI Investments Co. (Commercial Services)	2,054	44,942
Senior Housing Properties Trust (REIT)	2,212	48,620
Sensient Technologies Corp. (Chemicals)	474	17,244
Service Corp. International (Commercial Services)	4,898	68,768
Shaw Group, Inc.* (Engineering & Construction)	1,501	65,730
Signet Jewelers, Ltd. (Retail)	869	44,979
Silgan Holdings, Inc. (Packaging & Containers)	395	17,107
Skyworks Solutions, Inc.* (Semiconductors)	1,422	33,275
SL Green Realty Corp. (REIT)	1,027	77,333
Smithfield Foods, Inc.* (Food)	3,081	63,068
Sonoco Products Co. (Packaging & Containers)	2,291	71,319
Sotheby’s - Class A (Commercial Services)	948	29,511
SPX Corp. (Miscellaneous Manufacturing)	553	37,930
StanCorp Financial Group, Inc. (Insurance)	1,027	35,277
Steel Dynamics, Inc. (Iron/Steel)	5,056	63,958
STERIS Corp. (Healthcare - Products)	632	22,506
Superior Energy Services, Inc.* (Oil & Gas Services)	2,291	46,576
SUPERVALU, Inc. (Food)	4,898	15,233
SVB Financial Group* (Banks)	553	31,294
Synopsys, Inc.* (Computers)	1,659	53,420
Synovus Financial Corp. (Banks)	18,012	44,129
TCF Financial Corp. (Banks)	3,713	42,477
Tech Data Corp.* (Electronics)	869	38,505
Teleflex, Inc. (Healthcare - Products)	316	21,472
Telephone & Data Systems, Inc. (Telecommunications)	2,291	56,977
Tellabs, Inc. (Telecommunications)	7,900	23,068
Terex Corp.* (Machinery - Construction & Mining)	2,528	57,006
The Brink’s Co. (Miscellaneous Manufacturing)	1,106	29,099
The Cheesecake Factory, Inc. (Retail)	395	13,059
The Corporate Executive Board Co. (Commercial Services)	316	14,207
The Macerich Co. (REIT)	1,501	85,556
The New York Times Co.* - Class A (Media)	2,765	22,618
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	316	13,528
The Timken Co. (Metal Fabricate/Hardware)	1,817	71,753
The Valspar Corp. (Chemicals)	1,106	61,969
The Wendy’s Co. (Retail)	6,478	27,661
Thor Industries, Inc. (Home Builders)	1,027	39,057
Tidewater, Inc. (Transportation)	1,106	52,546

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Toll Brothers, Inc.* (Home Builders)	3,397	$112,135
Tootsie Roll Industries, Inc. (Food)	237	6,316
Towers Watson & Co. - Class A (Commercial Services)	316	16,972
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,817	56,835
Trustmark Corp. (Banks)	1,501	35,228
tw telecom, Inc.* (Telecommunications)	1,264	32,194
UDR, Inc. (REIT)	2,765	67,107
UGI Corp. (Gas)	2,607	84,180
Unit Corp.* (Oil & Gas)	1,027	41,439
United Rentals, Inc.* (Commercial Services)	1,264	51,394
Universal Corp. (Agriculture)	553	27,407
Universal Health Services, Inc. - Class B (Healthcare - Services)	711	29,428
URS Corp. (Engineering & Construction)	1,738	58,188
UTI Worldwide, Inc. (Transportation)	2,370	32,919
Valassis Communications, Inc.* (Commercial Services)	948	24,667
Valley National Bancorp (Banks)	4,503	43,859
ValueClick, Inc.* (Internet)	1,027	17,120
VCA Antech, Inc.* (Pharmaceuticals)	1,975	38,671
Vectren Corp. (Gas)	1,896	56,065
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,291	110,518
Vishay Intertechnology, Inc.* (Electronics)	3,002	24,857
W.R. Berkley Corp. (Insurance)	2,528	98,314
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	790	26,331
Washington Federal, Inc. (Savings & Loans)	2,449	41,094
Waste Connections, Inc. (Environmental Control)	869	28,529
Webster Financial Corp. (Banks)	1,659	36,498
Weingarten Realty Investors (REIT)	2,528	68,256
WellCare Health Plans, Inc.* (Healthcare - Services)	1,027	48,885
Werner Enterprises, Inc. (Transportation)	1,027	23,785
Westamerica Bancorp (Banks)	237	10,456
Westar Energy, Inc. (Electric)	2,923	86,813
WGL Holdings, Inc. (Gas)	553	21,993
Williams-Sonoma, Inc. (Retail)	948	43,826
WMS Industries, Inc.* (Leisure Time)	1,264	20,768
World Fuel Services Corp. (Retail)	1,659	57,567
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,185	25,620

TOTAL COMMON STOCKS (Cost $10,960,055)		12,793,309

	Principal Amount	Value
Repurchase Agreements(a)(0.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $82,000	$82,000	$82,000

TOTAL REPURCHASE AGREEMENTS (Cost $82,000)		82,000

TOTAL INVESTMENT SECURITIES (Cost $11,042,055) - 100.5%		12,875,309
Net other assets (liabilities) - (0.5)%		(63,647)

NET ASSETS - 100.0%		$12,811,662

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$27,907	0.2%
Aerospace/Defense	130,819	1.1%
Agriculture	27,407	0.2%
Airlines	27,582	0.2%
Apparel	74,036	0.6%
Auto Manufacturers	63,947	0.5%
Banks	756,429	5.9%
Biotechnology	134,104	1.0%
Building Materials	209,962	1.6%
Chemicals	444,996	3.5%
Coal	80,964	0.6%
Commercial Services	652,819	5.2%
Computers	334,993	2.7%
Distribution/Wholesale	93,319	0.7%
Diversified Financial Services	341,421	2.6%
Electric	622,433	4.8%
Electrical Components & Equipment	129,683	1.1%
Electronics	301,376	2.4%
Engineering & Construction	298,397	2.3%
Entertainment	96,222	0.8%
Environmental Control	43,776	0.3%
Food	257,427	2.0%
Forest Products & Paper	31,501	0.2%
Gas	335,316	2.6%
Hand/Machine Tools	131,219	1.0%
Healthcare - Products	122,429	1.0%
Healthcare - Services	257,199	2.0%
Home Builders	283,591	2.2%
Household Products/Wares	56,804	0.4%
Insurance	1,103,765	8.6%
Internet	87,634	0.7%
Investment Companies	37,055	0.3%
Iron/Steel	177,602	1.4%
Leisure Time	20,768	0.2%
Machinery - Construction & Mining	57,006	0.4%
Machinery - Diversified	177,004	1.4%
Media	120,526	1.0%

See accompanying notes to the schedules of portfolio investments.

	Value	% of Net Assets
Metal Fabricate/Hardware	$134,332	1.1%
Miscellaneous Manufacturing	285,090	2.2%
Office Furnishings	54,304	0.4%
Oil & Gas	417,399	3.3%
Oil & Gas Services	75,260	0.6%
Packaging & Containers	162,841	1.3%
Pharmaceuticals	125,962	1.0%
Real Estate	95,837	0.7%
REIT	1,174,742	9.2%
Retail	790,225	6.0%
Savings & Loans	265,889	2.1%
Semiconductors	223,358	1.7%
Shipbuilding	46,872	0.4%
Software	159,946	1.2%
Telecommunications	188,398	1.5%
Textiles	112,100	0.9%
Transportation	270,279	2.1%
Trucking & Leasing	22,927	0.2%
Water	38,110	0.3%
Other**	18,353	0.1%
Total	$12,811,662	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the schedules of portfolio investments.

Mid-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (100.1%)
Aaron’s, Inc. (Commercial Services)	776	$23,924
ACI Worldwide, Inc.* (Software)	776	30,342
Acuity Brands, Inc. (Electrical Components & Equipment)	485	31,380
ADTRAN, Inc. (Telecommunications)	1,164	19,660
Advance Auto Parts, Inc. (Retail)	1,358	96,337
Advent Software, Inc.* (Software)	582	12,629
Aeropostale, Inc.* (Retail)	970	11,592
Affiliated Managers Group, Inc.* (Diversified Financial Services)	485	61,352
Alaska Air Group, Inc.* (Airlines)	1,358	51,930
Albemarle Corp. (Chemicals)	1,649	90,877
Alexander & Baldwin, Inc.* (Real Estate)	291	8,419
Alexandria Real Estate Equities, Inc. (REIT)	679	47,822
Alleghany Corp.* (Insurance)	97	33,717
Alliance Data Systems Corp.* (Commercial Services)	970	138,759
Alliant Energy Corp. (Electric)	970	43,359
Alliant Techsystems, Inc. (Aerospace/Defense)	291	16,671
Allscripts Healthcare Solutions, Inc.* (Software)	3,201	41,357
AMC Networks, Inc.* - Class A (Media)	388	18,127
American Campus Communities, Inc. (REIT)	1,261	57,136
AMERIGROUP Corp.* (Healthcare - Services)	873	79,739
Ametek, Inc. (Electrical Components & Equipment)	4,559	162,072
ANSYS, Inc.* (Software)	1,746	123,755
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,261	64,664
Aqua America, Inc. (Water)	1,455	36,942
Arthur J. Gallagher & Co. (Insurance)	1,164	41,252
Ascena Retail Group, Inc.* (Retail)	1,455	28,809
Atmel Corp.* (Semiconductors)	3,589	16,743
Atwood Oceanics, Inc.* (Oil & Gas)	776	37,093
Bally Technologies, Inc.* (Entertainment)	388	19,369
Bank of Hawaii Corp. (Banks)	388	17,134
BE Aerospace, Inc.* (Aerospace/Defense)	1,164	52,485
Bill Barrett Corp.* (Oil & Gas)	873	20,000
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	388	39,324
Black Hills Corp. (Electric)	485	17,348
BRE Properties, Inc. - Class A (REIT)	873	42,210
Broadridge Financial Solutions, Inc. (Software)	1,067	24,488
Brown & Brown, Inc. (Insurance)	873	22,305
Cadence Design Systems, Inc.* (Computers)	1,746	22,104
Camden Property Trust (REIT)	1,067	70,027
CARBO Ceramics, Inc. (Oil & Gas Services)	388	28,693
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	485	26,942
Carpenter Technology Corp. (Iron/Steel)	485	23,576
Carter’s, Inc.* (Apparel)	970	52,438
CBOE Holdings, Inc. (Diversified Financial Services)	1,067	31,466
Charles River Laboratories International, Inc.* (Biotechnology)	388	14,480
Church & Dwight, Inc. (Household Products/Wares)	2,619	132,940
Ciena Corp.* (Telecommunications)	970	12,038
Cimarex Energy Co. (Oil & Gas)	1,649	94,290
Cinemark Holdings, Inc. (Entertainment)	1,164	28,739
Clarcor, Inc. (Miscellaneous Manufacturing)	679	30,718
Clean Harbors, Inc.* (Environmental Control)	873	50,940
Cleco Corp. (Electric)	582	25,113
Commerce Bancshares, Inc. (Banks)	582	22,163
Compass Minerals International, Inc. (Mining)	582	45,891
Concur Technologies, Inc.* (Software)	873	57,819
Copart, Inc.* (Retail)	2,037	58,645
Covance, Inc.* (Healthcare - Services)	1,067	51,974
Crane Co. (Miscellaneous Manufacturing)	679	28,504
Cree, Inc.* (Semiconductors)	1,552	47,072
Cullen/Frost Bankers, Inc. (Banks)	679	37,549
Cypress Semiconductor Corp. (Semiconductors)	873	8,651
Deckers Outdoor Corp.* (Apparel)	679	19,440
DeVry, Inc. (Commercial Services)	1,067	28,019
Dick’s Sporting Goods, Inc. (Retail)	1,261	63,050
Domtar Corp. (Forest Products & Paper)	388	30,943
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,522	81,385
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,455	74,976
Dril-Quip, Inc.* (Oil & Gas Services)	679	47,028
Eaton Vance Corp. (Diversified Financial Services)	1,164	32,755
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,231	63,941
Energen Corp. (Oil & Gas)	970	45,251
Energizer Holdings, Inc. (Electrical Components & Equipment)	679	49,547
Equinix, Inc.* (Internet)	873	157,498
Essex Property Trust, Inc. (REIT)	679	101,849
Esterline Technologies Corp.* (Aerospace/Defense)	291	16,817
FactSet Research Systems, Inc. (Media)	776	70,267
Fair Isaac Corp. (Software)	388	18,081
Federal Realty Investment Trust (REIT)	1,164	125,513
Flowers Foods, Inc. (Food)	1,067	21,009
Fortune Brands Home & Security, Inc.* (Building Materials)	1,067	30,345
FTI Consulting, Inc.* (Commercial Services)	776	20,145
Gardner Denver, Inc. (Machinery - Diversified)	873	60,525
Gartner Group, Inc.* (Commercial Services)	1,746	81,032
GATX Corp. (Trucking & Leasing)	388	16,086
Genesee & Wyoming, Inc.* - Class A (Transportation)	776	56,237

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gentex Corp. (Electronics)	2,716	$46,770
Global Payments, Inc. (Commercial Services)	1,455	62,201
Graco, Inc. (Machinery - Diversified)	679	32,633
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,425	58,588
Greenhill & Co., Inc. (Diversified Financial Services)	194	9,258
GUESS?, Inc. (Retail)	776	19,229
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	485	8,386
Henry Schein, Inc.* (Healthcare - Products)	1,649	121,664
Highwoods Properties, Inc. (REIT)	582	18,770
Hill-Rom Holdings, Inc. (Healthcare - Products)	582	16,348
Hillshire Brands Co. (Food)	776	20,184
HMS Holdings Corp.* (Commercial Services)	1,649	38,075
Hologic, Inc.* (Healthcare - Products)	2,813	58,004
Home Properties, Inc. (REIT)	970	58,966
HSN, Inc. (Retail)	388	20,184
Hubbell, Inc. - Class B (Electrical Components & Equipment)	776	64,967
IDACORP, Inc. (Electric)	582	26,027
IDEX Corp. (Machinery - Diversified)	970	41,254
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,067	102,645
Informatica Corp.* (Software)	2,037	55,284
Ingredion, Inc. (Food)	1,455	89,424
InterDigital, Inc. (Telecommunications)	776	29,558
Intrepid Potash, Inc.* (Chemicals)	970	21,078
ITT Educational Services, Inc.* (Commercial Services)	291	6,254
J.B. Hunt Transport Services, Inc. (Transportation)	1,649	96,796
Jack Henry & Associates, Inc. (Computers)	1,649	62,662
Jarden Corp. (Household Products/Wares)	679	33,814
John Wiley & Sons, Inc. (Media)	679	29,455
Kansas City Southern Industries, Inc. (Transportation)	1,358	109,266
Kirby Corp.* (Transportation)	776	44,604
Lamar Advertising Co.* - Class A (Advertising)	485	19,036
Lancaster Colony Corp. (Food)	388	28,239
Landstar System, Inc. (Transportation)	679	34,391
Lender Processing Services, Inc. (Commercial Services)	873	21,048
Liberty Property Trust (REIT)	873	30,660
Life Time Fitness, Inc.* (Leisure Time)	776	34,835
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	776	33,655
LKQ Corp.* (Distribution/Wholesale)	5,529	115,501
ManTech International Corp. - Class A (Software)	194	4,456
Martin Marietta Materials (Building Materials)	485	39,920
Masimo Corp.* (Healthcare - Products)	679	14,918
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	291	8,372
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,164	50,529
Mednax, Inc.* (Healthcare - Services)	970	66,911
Mettler Toledo International, Inc.* (Electronics)	582	98,573
Micros Systems, Inc.* (Computers)	1,552	70,445
Mine Safety Appliances Co. (Environmental Control)	291	11,233
Minerals Technologies, Inc. (Chemicals)	194	13,902
MSC Industrial Direct Co. - Class A (Retail)	873	65,126
MSCI, Inc.* - Class A (Software)	2,328	62,716
National Fuel Gas Co. (Gas)	873	46,007
National Instruments Corp. (Electronics)	1,067	25,139
National Retail Properties, Inc. (REIT)	970	30,730
NeuStar, Inc.* (Telecommunications)	1,261	46,139
NewMarket Corp. (Chemicals)	194	52,634
Nordson Corp. (Machinery - Diversified)	776	45,807
Northern Oil and Gas, Inc.* (Oil & Gas)	1,067	16,176
Oceaneering International, Inc. (Oil & Gas Services)	2,037	106,595
OGE Energy Corp. (Electric)	1,261	72,609
Oil States International, Inc.* (Oil & Gas Services)	1,067	77,998
OMEGA Healthcare Investors, Inc. (REIT)	873	20,027
Packaging Corp. of America (Packaging & Containers)	776	27,370
Panera Bread Co.* - Class A (Retail)	485	81,790
Parametric Technology Corp.* (Software)	1,067	21,532
Plains Exploration & Production Co.* (Oil & Gas)	873	31,131
Plantronics, Inc. (Telecommunications)	388	12,587
Polaris Industries, Inc. (Leisure Time)	1,164	98,358
Polycom, Inc.* (Telecommunications)	2,037	20,411
Post Holdings, Inc.* (Food)	194	6,121
Potlatch Corp. (REIT)	291	11,198
Prosperity Bancshares, Inc. (Banks)	485	20,302
PVH Corp. (Retail)	1,358	149,366
QLogic Corp.* (Semiconductors)	970	9,099
Questar Corp. (Gas)	970	19,633
Rackspace Hosting, Inc.* (Internet)	2,037	129,737
Ralcorp Holdings, Inc.* (Food)	485	35,012
Rayonier, Inc. (REIT)	1,552	76,064
Realty Income Corp. (REIT)	1,552	60,947
Regal-Beloit Corp. (Hand/Machine Tools)	485	31,612
Regency Centers Corp. (REIT)	776	37,264
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,358	193,243
ResMed, Inc. (Healthcare - Products)	2,619	104,603
Riverbed Technology, Inc.* (Computers)	2,910	53,748
Rock-Tenn Co. - Class A (Packaging & Containers)	1,358	99,392
Rollins, Inc. (Commercial Services)	776	17,592
Rosetta Resources, Inc.* (Oil & Gas)	970	44,659
Rovi Corp.* (Semiconductors)	2,037	27,561

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Royal Gold, Inc. (Mining)	1,067	$93,981
Scientific Games Corp.* - Class A (Entertainment)	388	3,193
SEI Investments Co. (Commercial Services)	873	19,101
Semtech Corp.* (Semiconductors)	1,261	31,487
Senior Housing Properties Trust (REIT)	1,455	31,981
Sensient Technologies Corp. (Chemicals)	485	17,644
Signature Bank* (Banks)	873	62,192
Signet Jewelers, Ltd. (Retail)	776	40,166
Silgan Holdings, Inc. (Packaging & Containers)	582	25,206
Silicon Laboratories, Inc.* (Semiconductors)	679	27,445
Skyworks Solutions, Inc.* (Semiconductors)	2,425	56,745
SL Green Realty Corp. (REIT)	873	65,737
SM Energy Co. (Oil & Gas)	1,261	67,993
Solarwinds, Inc.* (Software)	1,164	58,887
Solera Holdings, Inc. (Software)	1,358	63,568
Sotheby’s - Class A (Commercial Services)	485	15,098
SPX Corp. (Miscellaneous Manufacturing)	485	33,266
STERIS Corp. (Healthcare - Products)	582	20,725
Strayer Education, Inc. (Commercial Services)	194	11,147
Superior Energy Services, Inc.* (Oil & Gas Services)	1,067	21,692
SVB Financial Group* (Banks)	388	21,957
Synopsys, Inc.* (Computers)	1,455	46,851
Taubman Centers, Inc. (REIT)	1,164	91,432
Techne Corp. (Healthcare - Products)	679	45,737
Teleflex, Inc. (Healthcare - Products)	485	32,956
Tempur-Pedic International, Inc.* (Home Furnishings)	1,164	30,776
The Cheesecake Factory, Inc. (Retail)	679	22,448
The Cooper Cos., Inc. (Healthcare - Products)	873	83,791
The Corporate Executive Board Co. (Commercial Services)	388	17,444
The Macerich Co. (REIT)	1,261	71,877
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	485	20,763
The Valspar Corp. (Chemicals)	679	38,044
The Warnaco Group, Inc.* (Apparel)	776	54,770
Thoratec Corp.* (Healthcare - Products)	1,067	38,092
Tibco Software, Inc.* (Internet)	2,910	73,361
Tootsie Roll Industries, Inc. (Food)	194	5,170
Towers Watson & Co. - Class A (Commercial Services)	776	41,679
Tractor Supply Co. (Retail)	1,358	130,693
Trimble Navigation, Ltd.* (Electronics)	2,328	109,835
Triumph Group, Inc. (Aerospace/Defense)	970	63,457
Tupperware Corp. (Household Products/Wares)	1,067	63,060
tw telecom, Inc.* (Telecommunications)	1,746	44,471
UDR, Inc. (REIT)	2,425	58,855
Under Armour, Inc.* - Class A (Apparel)	1,455	76,038
United Rentals, Inc.* (Commercial Services)	679	27,609
United Therapeutics Corp.* (Biotechnology)	873	39,870
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,067	44,163
Valmont Industries, Inc. (Metal Fabricate/Hardware)	485	65,524
ValueClick, Inc.* (Internet)	485	8,085
VeriFone Systems, Inc.* (Software)	2,037	60,377
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,134	102,944
Wabtec Corp. (Machinery - Diversified)	873	71,499
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	970	32,330
Waste Connections, Inc. (Environmental Control)	1,552	50,951
Watsco, Inc. (Distribution/Wholesale)	582	39,780
Westamerica Bancorp (Banks)	291	12,839
WEX, Inc.* (Commercial Services)	679	50,097
WGL Holdings, Inc. (Gas)	485	19,288
Williams-Sonoma, Inc. (Retail)	873	40,359
Woodward, Inc. (Electronics)	1,164	38,994
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	970	34,852

TOTAL COMMON STOCKS (Cost $7,548,333)		10,973,012

TOTAL INVESTMENT SECURITIES (Cost $7,548,333) - 100.1%		10,973,012
Net other assets (liabilities) - (0.1)%		(6,783)

NET ASSETS - 100.0%		$10,966,229

*	Non-income producing security

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$19,036	0.2%
Aerospace/Defense	149,430	1.4%
Airlines	51,930	0.5%
Apparel	202,686	1.8%
Banks	194,136	1.8%
Beverages	58,588	0.5%
Biotechnology	389,861	3.6%
Building Materials	70,265	0.7%
Chemicals	234,179	2.0%
Commercial Services	619,224	5.8%
Computers	255,810	2.3%
Distribution/Wholesale	155,281	1.5%
Diversified Financial Services	167,161	1.5%
Electric	184,456	1.7%
Electrical Components & Equipment	307,966	2.9%
Electronics	319,311	2.9%
Entertainment	51,301	0.5%
Environmental Control	113,124	1.0%
Food	205,159	1.8%

See accompanying notes to the schedules of portfolio investments.

	Value	% of Net Assets
Forest Products & Paper	$30,943	0.3%
Gas	84,928	0.8%
Hand/Machine Tools	65,267	0.6%
Healthcare - Products	639,483	5.9%
Healthcare - Services	242,787	2.2%
Home Furnishings	30,776	0.3%
Household Products/Wares	250,577	2.3%
Insurance	97,274	0.9%
Internet	368,681	3.5%
Iron/Steel	23,576	0.2%
Leisure Time	133,193	1.2%
Machinery - Diversified	286,570	2.6%
Media	117,849	1.1%
Metal Fabricate/Hardware	65,524	0.6%
Mining	139,872	1.3%
Miscellaneous Manufacturing	273,851	2.5%
Oil & Gas	356,593	3.3%
Oil & Gas Services	365,368	3.3%
Packaging & Containers	151,968	1.4%
Pharmaceuticals	114,470	1.0%
Real Estate	8,419	0.1%
REIT	1,109,065	10.0%
Retail	827,794	7.3%
Semiconductors	224,803	2.0%
Software	635,291	5.9%
Telecommunications	184,864	1.7%
Transportation	341,294	3.0%
Trucking & Leasing	16,086	0.1%
Water	36,942	0.3%
Other**	(6,783)	(0.1)%
Total	$10,966,229	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the schedules of portfolio investments.

Small-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2012

(unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Computers)	2,268	$98,659
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,782	21,651
AAON, Inc. (Building Materials)	972	20,393
AAR Corp. (Aerospace/Defense)	4,212	63,559
ABM Industries, Inc. (Commercial Services)	5,346	101,574
Acadia Realty Trust (REIT)	1,944	49,922
Actuant Corp. - Class A (Miscellaneous Manufacturing)	7,776	219,595
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,726	44,004
Aegion Corp.* (Engineering & Construction)	4,212	77,796
Affymetrix, Inc.* (Healthcare - Products)	7,452	23,623
Agilysys, Inc.* (Computers)	1,458	11,912
AK Steel Holding Corp. (Iron/Steel)	11,826	59,603
Albany International Corp. - Class A (Machinery - Diversified)	3,078	67,624
Align Technology, Inc.* (Healthcare - Products)	2,592	68,895
ALLETE, Inc. (Electric)	1,782	74,167
Alliance One International, Inc.* (Agriculture)	8,748	26,594
Almost Family, Inc.* (Healthcare - Services)	810	16,791
AMCOL International Corp. (Mining)	1,134	35,812
Amedisys, Inc.* (Healthcare - Services)	3,240	35,770
American Greetings Corp. - Class A (Household Products/Wares)	3,564	61,194
American Vanguard Corp. (Chemicals)	1,620	57,883
Amerisafe, Inc.* (Insurance)	1,944	51,030
AMN Healthcare Services, Inc.* (Commercial Services)	4,374	43,390
AmSurg Corp.* (Healthcare - Services)	1,296	36,962
Anixter International, Inc. (Telecommunications)	2,916	170,937
Apogee Enterprises, Inc. (Building Materials)	3,078	62,699
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,944	78,907
Arctic Cat, Inc.* (Leisure Time)	1,458	52,882
Arkansas Best Corp. (Transportation)	2,592	20,866
Arris Group, Inc.* (Telecommunications)	11,988	164,715
Astec Industries, Inc.* (Machinery - Construction & Mining)	2,268	65,318
ATMI, Inc.* (Semiconductors)	1,944	38,394
Avid Technology, Inc.* (Software)	3,240	19,019
Avista Corp. (Electric)	6,318	160,604
B&G Foods, Inc. - Class A (Food)	2,754	83,364
Badger Meter, Inc. (Electronics)	486	20,820
Bank Mutual Corp. (Savings & Loans)	4,536	20,457
Bank of the Ozarks, Inc. (Banks)	1,296	42,431
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,022	114,903
Basic Energy Services, Inc.* (Oil & Gas Services)	1,944	20,198
BBCN Bancorp, Inc. (Banks)	8,262	98,565
Bel Fuse, Inc. - B (Electronics)	1,134	18,779
Belden, Inc. (Electrical Components & Equipment)	3,078	110,192
Benchmark Electronics, Inc.* (Electronics)	5,994	88,831
Big 5 Sporting Goods Corp. (Retail)	1,782	15,913
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	972	26,983
Black Box Corp. (Telecommunications)	1,782	39,061
Blyth, Inc. (Household Products/Wares)	324	7,400
Boston Private Financial Holdings, Inc. (Banks)	8,424	77,669
Bottomline Technologies, Inc.* (Software)	1,296	30,326
Boyd Gaming Corp.* (Lodging)	5,994	36,983
Brady Corp. - Class A (Electronics)	5,022	154,477
Briggs & Stratton Corp. (Machinery - Diversified)	5,022	99,184
Bristow Group, Inc. (Transportation)	3,726	186,002
Brookline Bancorp, Inc. (Savings & Loans)	7,452	63,193
Brooks Automation, Inc. (Semiconductors)	2,268	16,375
Brown Shoe Co., Inc. (Retail)	4,374	69,022
Brunswick Corp. (Leisure Time)	6,480	152,863
Buckeye Technologies, Inc. (Forest Products & Paper)	1,458	38,200
Calamos Asset Management, Inc. - A (Diversified Financial Services)	2,106	22,745
Calavo Growers, Inc. (Food)	486	11,474
Calgon Carbon Corp.* (Environmental Control)	3,402	42,151
Callaway Golf Co. (Leisure Time)	6,966	38,034
Cal-Maine Foods, Inc. (Food)	1,458	62,884
Cambrex Corp.* (Biotechnology)	3,078	37,182
Cantel Medical Corp. (Healthcare - Products)	810	21,068
Cardtronics, Inc.* (Commercial Services)	1,782	50,627
Career Education Corp.* (Commercial Services)	5,508	18,727
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,782	47,793
Cascade Corp. (Machinery - Diversified)	486	31,585
Cbeyond, Inc.* (Telecommunications)	3,240	24,818
CDI Corp. (Commercial Services)	1,458	25,063
Cedar Realty Trust, Inc. (REIT)	5,832	30,851
Centene Corp.* (Healthcare - Services)	1,782	67,680
Central Garden & Pet Co.* - Class A (Household Products/Wares)	4,374	49,295
Century Aluminum Co.* (Mining)	5,508	39,382
Ceradyne, Inc. (Miscellaneous Manufacturing)	2,430	84,953
CH Energy Group, Inc. (Electric)	648	42,139
Checkpoint Systems, Inc.* (Electronics)	4,374	35,517
Christopher & Banks Corp.* (Retail)	3,888	12,131
CIBER, Inc.* (Computers)	7,128	22,239
Cincinnati Bell, Inc.* (Telecommunications)	21,060	109,722
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,134	39,112
City Holding Co. (Banks)	810	28,447
Clearwater Paper Corp.* (Forest Products & Paper)	972	38,433

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cloud Peak Energy, Inc.* (Coal)	4,860	$102,546
Cohu, Inc. (Semiconductors)	2,430	21,384
Coldwater Creek, Inc.* (Retail)	2,106	8,740
Colonial Properties Trust (REIT)	6,318	136,658
Columbia Banking System, Inc. (Banks)	4,212	74,595
Comfort Systems USA, Inc. (Building Materials)	4,050	44,145
Community Bank System, Inc. (Banks)	2,268	62,574
Comstock Resources, Inc.* (Oil & Gas)	4,698	80,430
Comtech Telecommunications Corp. (Telecommunications)	1,944	48,930
CONMED Corp. (Healthcare - Products)	3,078	85,137
Consolidated Graphics, Inc.* (Commercial Services)	324	9,561
Corinthian Colleges, Inc.* (Commercial Services)	8,262	22,555
Cousins Properties, Inc. (REIT)	9,720	81,745
Cracker Barrel Old Country Store, Inc. (Retail)	810	51,557
Crocs, Inc.* (Apparel)	6,156	77,566
Cross Country Healthcare, Inc.* (Commercial Services)	3,240	14,256
CryoLife, Inc. (Healthcare - Products)	2,592	16,044
CSG Systems International, Inc.* (Software)	1,458	30,049
CTS Corp. (Electronics)	3,564	29,510
Curtiss-Wright Corp. (Aerospace/Defense)	5,022	155,029
CVB Financial Corp. (Banks)	6,480	70,114
Daktronics, Inc. (Electronics)	3,888	34,098
Darling International, Inc.* (Environmental Control)	6,642	109,792
DealerTrack Holdings, Inc.* (Internet)	2,106	57,557
Diamond Foods, Inc. (Food)	972	18,001
DiamondRock Hospitality Co. (REIT)	20,736	175,841
Dice Holdings, Inc.* (Internet)	3,240	28,609
Digi International, Inc.* (Software)	2,754	25,943
Digital Generation, Inc.* (Media)	2,754	25,612
Digital River, Inc.* (Internet)	3,726	53,431
Dime Community Bancshares, Inc. (Savings & Loans)	3,078	44,631
Diodes, Inc.* (Semiconductors)	1,458	22,103
Drew Industries, Inc.* (Building Materials)	1,944	61,566
DSP Group, Inc.* (Semiconductors)	2,268	12,474
Dycom Industries, Inc.* (Engineering & Construction)	3,564	50,751
E.W. Scripps Co.* (Media)	3,078	32,658
Eagle Materials, Inc. (Building Materials)	3,240	171,623
eHealth, Inc.* (Insurance)	648	14,062
El Paso Electric Co. (Electric)	1,620	55,064
Electro Scientific Industries, Inc. (Electronics)	2,592	27,683
EMCOR Group, Inc. (Engineering & Construction)	7,128	229,237
Emergent Biosolutions, Inc.* (Biotechnology)	810	10,765
Employers Holdings, Inc. (Insurance)	3,240	59,130
Encore Capital Group, Inc.* (Diversified Financial Services)	648	18,792
Encore Wire Corp. (Electrical Components & Equipment)	1,944	59,992
EnerSys* (Electrical Components & Equipment)	5,184	178,745
Engility Holdings, Inc.* (Engineering & Construction)	810	15,390
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,268	82,918
Entertainment Properties Trust (REIT)	2,268	100,813
Enzo Biochem, Inc.* (Biotechnology)	2,106	4,212
EPIQ Systems, Inc. (Software)	1,782	21,758
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,916	109,175
Ethan Allen Interiors, Inc. (Home Furnishings)	2,754	80,995
Exlservice Holdings, Inc.* (Commercial Services)	648	19,207
Exterran Holdings, Inc.* (Oil & Gas Services)	6,966	139,181
Extra Space Storage, Inc. (REIT)	5,184	178,796
F.N.B. Corp. (Banks)	14,904	159,920
Federal Signal Corp.* (Miscellaneous Manufacturing)	6,642	38,324
FEI Co. (Electronics)	1,296	71,345
Fifth & Pacific Cos., Inc.* (Retail)	5,994	65,815
First BanCorp.* (Banks)	7,452	31,596
First Commonwealth Financial Corp. (Banks)	11,178	73,216
First Financial Bancorp (Banks)	3,402	53,411
First Financial Bankshares, Inc. (Banks)	1,296	46,954
First Midwest Bancorp, Inc. (Banks)	7,938	98,193
Forestar Group, Inc.* (Real Estate)	3,726	59,653
Franklin Street Properties Corp. (REIT)	7,614	86,876
Fred’s, Inc. (Retail)	3,564	48,292
Fuller (H.B.) Co. (Chemicals)	2,916	88,646
G & K Services, Inc. (Textiles)	1,944	62,694
GenCorp, Inc.* (Aerospace/Defense)	6,480	57,154
General Communication, Inc.* - A (Telecommunications)	1,944	16,991
Gentiva Health Services, Inc.* (Healthcare - Services)	3,078	28,933
Getty Realty Corp. (REIT)	2,916	53,392
Gibraltar Industries, Inc.* (Building Materials)	3,078	38,352
Glacier Bancorp, Inc. (Banks)	7,614	110,403
Glatfelter (Forest Products & Paper)	3,240	57,704
Globe Specialty Metals, Inc. (Mining)	2,268	34,088
Government Properties Income Trust (REIT)	2,754	61,111
Greatbatch, Inc.* (Healthcare - Products)	810	17,804
Griffon Corp. (Miscellaneous Manufacturing)	4,860	49,329
Group 1 Automotive, Inc. (Retail)	2,268	140,639
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,458	34,598

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gulfport Energy Corp.* (Oil & Gas)	1,782	$59,127
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	3,564	90,348
Hanmi Financial Corp.* (Banks)	2,106	26,135
Harmonic, Inc.* (Telecommunications)	12,474	54,137
Harte-Hanks, Inc. (Advertising)	4,698	26,168
Haverty Furniture Cos., Inc. (Retail)	2,106	31,611
Haynes International, Inc. (Metal Fabricate/Hardware)	486	24,630
Headwaters, Inc.* (Energy - Alternate Sources)	3,888	27,955
Healthcare Realty Trust, Inc. (REIT)	5,346	125,578
Healthcare Services Group, Inc. (Commercial Services)	2,592	61,949
HealthStream, Inc.* (Internet)	486	12,412
Healthways, Inc.* (Healthcare - Services)	3,564	34,678
Heartland Express, Inc. (Transportation)	2,754	38,418
Heartland Payment Systems, Inc. (Commercial Services)	1,620	42,249
Heidrick & Struggles International, Inc. (Commercial Services)	1,782	21,099
Helen of Troy, Ltd.* (Household Products/Wares)	1,458	44,061
HFF, Inc.* - Class A (Real Estate)	2,268	31,593
Hillenbrand, Inc. (Commercial Services)	2,268	46,426
Home Bancshares, Inc. (Banks)	1,458	50,505
Horace Mann Educators Corp. (Insurance)	4,212	80,912
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,620	56,117
Hot Topic, Inc. (Retail)	4,536	39,010
Hub Group, Inc.* - Class A (Transportation)	1,620	50,236
Iconix Brand Group, Inc.* (Apparel)	2,106	38,982
iGATE Corp.* (Computers)	1,782	28,601
Independent Bank Corp./MA (Banks)	2,268	66,929
Inland Real Estate Corp. (REIT)	5,670	46,324
Insight Enterprises, Inc.* (Computers)	4,698	75,968
Insperity, Inc. (Commercial Services)	2,430	63,447
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	486	18,590
Inter Parfums, Inc. (Cosmetics/Personal Care)	810	14,791
Interactive Brokers Group, Inc. - A (Diversified Financial Services)	4,374	62,330
Interface, Inc. (Office Furnishings)	6,156	88,092
Intermec, Inc.* (Machinery - Diversified)	5,994	40,639
Interval Leisure Group, Inc. (Leisure Time)	2,268	43,228
Intevac, Inc.* (Machinery - Diversified)	2,430	12,150
Invacare Corp. (Healthcare - Products)	3,078	42,015
Investment Technology Group, Inc.* (Diversified Financial Services)	4,050	34,182
ION Geophysical Corp.* (Oil & Gas Services)	8,748	56,512
Jack in the Box, Inc.* (Retail)	4,698	122,195
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,268	29,280
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,078	47,463
Kaiser Aluminum Corp. (Mining)	1,782	107,953
Kaman Corp. (Aerospace/Defense)	1,296	48,211
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,296	28,473
Kaydon Corp. (Metal Fabricate/Hardware)	2,106	47,090
Kelly Services, Inc. - A (Commercial Services)	2,916	38,754
Kilroy Realty Corp. (REIT)	3,888	172,666
Kindred Healthcare, Inc.* (Healthcare - Services)	5,670	55,566
Kirkland’s, Inc.* (Retail)	648	6,214
Kite Realty Group Trust (REIT)	7,452	40,762
Knight Transportation, Inc. (Transportation)	3,402	51,438
Kopin Corp.* (Semiconductors)	3,402	12,792
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,134	40,484
Korn/Ferry International* (Commercial Services)	5,184	69,414
Kraton Performance Polymers, Inc.* (Chemicals)	1,458	31,814
K-Swiss, Inc.* - A (Apparel)	2,592	5,910
Laclede Group, Inc. (Gas)	2,268	94,440
LaSalle Hotel Properties (REIT)	9,234	221,061
La-Z-Boy, Inc.* (Home Furnishings)	5,508	89,340
Lexington Realty Trust (REIT)	15,714	149,126
LHC Group, Inc.* (Healthcare - Services)	1,620	28,382
Lincoln Educational Services Corp. (Commercial Services)	2,268	8,414
Lithia Motors, Inc. - Class A (Retail)	2,268	77,566
Live Nation, Inc.* (Commercial Services)	15,066	137,854
LSB Industries, Inc.* (Miscellaneous Manufacturing)	972	39,142
LTC Properties, Inc. (REIT)	1,458	48,129
Lumber Liquidators Holdings, Inc.* (Retail)	810	45,214
Lumos Networks Corp. (Telecommunications)	1,620	12,749
Lydall, Inc.* (Miscellaneous Manufacturing)	1,782	23,006
M/I Schottenstein Homes, Inc.* (Home Builders)	2,106	46,859
Maidenform Brands, Inc.* (Apparel)	1,134	21,217
Marcus Corp. (Lodging)	2,106	22,955
MarineMax, Inc.* (Retail)	2,592	21,332
Marriott Vacations Worldwide Corp.* (Entertainment)	3,078	121,089
Materion Corp. (Mining)	2,106	44,121
Matrix Service Co.* (Oil & Gas Services)	2,754	28,889
Meadowbrook Insurance Group, Inc. (Insurance)	5,022	28,224
Measurement Specialties, Inc.* (Electronics)	486	15,848
Medical Properties Trust, Inc. (REIT)	14,418	165,519
Mercury Computer Systems, Inc.* (Computers)	1,458	11,948
Meridian Bioscience, Inc. (Healthcare - Products)	1,782	35,195
Merit Medical Systems, Inc.* (Healthcare - Products)	1,782	25,732
Meritage Homes Corp.* (Home Builders)	3,240	119,815

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Methode Electronics, Inc. (Electronics)	3,726	$37,707
Micrel, Inc. (Semiconductors)	1,944	18,837
Microsemi Corp.* (Semiconductors)	2,754	52,876
MKS Instruments, Inc. (Semiconductors)	2,106	49,765
Mobile Mini, Inc.* (Storage/Warehousing)	4,050	70,551
Molina Healthcare, Inc.* (Healthcare - Services)	3,240	81,227
Monarch Casino & Resort, Inc.* (Lodging)	972	8,865
Monolithic Power Systems, Inc.* (Semiconductors)	1,134	22,034
Monotype Imaging Holdings, Inc. (Software)	1,944	29,763
Moog, Inc.* - Class A (Aerospace/Defense)	1,620	59,956
Movado Group, Inc. (Miscellaneous Manufacturing)	1,944	61,605
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,050	177,390
Multimedia Games Holding Co., Inc.* (Entertainment)	1,944	30,910
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,240	48,049
Nanometrics, Inc.* (Semiconductors)	648	8,916
Nash Finch Co. (Food)	1,296	24,922
National Financial Partners* (Diversified Financial Services)	4,212	77,289
National Penn Bancshares, Inc. (Banks)	12,960	115,733
Natus Medical, Inc.* (Healthcare - Products)	3,240	36,612
Navigant Consulting Co.* (Commercial Services)	5,508	57,228
NBT Bancorp, Inc. (Banks)	3,564	75,806
NCI Building Systems, Inc.* (Building Materials)	1,458	16,344
NCI, Inc.* - A (Computers)	810	4,552
Neenah Paper, Inc. (Forest Products & Paper)	1,620	41,958
Neutral Tandem, Inc. (Telecommunications)	972	4,491
New Jersey Resources Corp. (Gas)	2,106	93,633
Newport Corp.* (Electronics)	4,050	43,821
Northwest Bancshares, Inc. (Savings & Loans)	10,368	123,379
Northwest Natural Gas Co. (Gas)	1,134	52,765
NorthWestern Corp. (Electric)	1,944	69,615
Novatel Wireless, Inc.* (Telecommunications)	3,564	5,881
NTELOS Holdings Corp. (Telecommunications)	1,620	24,705
Nutrisystem, Inc. (Internet)	3,078	29,641
OfficeMax, Inc. (Retail)	9,234	67,870
Old Dominion Freight Line, Inc.* (Transportation)	2,106	70,636
Old National Bancorp (Banks)	10,854	133,179
Olympic Steel, Inc. (Metal Fabricate/Hardware)	972	17,496
OM Group, Inc.* (Chemicals)	3,402	68,822
Omnicell, Inc.* (Software)	2,106	30,705
On Assignment, Inc.* (Commercial Services)	4,536	86,547
Oplink Communications, Inc.* (Telecommunications)	810	12,037
Orbital Sciences Corp.* (Aerospace/Defense)	6,318	84,661
Orion Marine Group, Inc.* (Engineering & Construction)	2,916	19,508
Oritani Financial Corp. (Savings & Loans)	1,134	17,328
Oxford Industries, Inc. (Apparel)	810	44,939
PacWest Bancorp (Banks)	2,268	51,030
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,944	16,777
PAREXEL International Corp.* (Commercial Services)	3,564	109,379
Park Electrochemical Corp. (Electronics)	1,134	28,146
Parkway Properties, Inc. (REIT)	2,268	31,230
PC-Tel, Inc. (Internet)	1,782	11,619
PDC Energy, Inc.* (Oil & Gas)	1,944	58,845
Penn Virginia Corp. (Oil & Gas)	5,670	25,628
Pennsylvania REIT (REIT)	5,670	93,725
Perficient, Inc.* (Internet)	3,564	40,523
Pericom Semiconductor Corp.* (Semiconductors)	2,268	17,532
Perry Ellis International, Inc.* (Apparel)	1,296	26,749
PetMed Express, Inc. (Retail)	2,106	22,955
PetroQuest Energy, Inc.* (Oil & Gas)	5,994	36,563
PharMerica Corp.* (Pharmaceuticals)	3,078	37,613
Piedmont Natural Gas Co., Inc. (Gas)	4,212	134,236
Pinnacle Entertainment, Inc.* (Entertainment)	6,642	84,752
Pinnacle Financial Partners, Inc.* (Banks)	3,402	66,509
Pioneer Energy Services Corp.* (Oil & Gas Services)	3,726	24,592
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,782	47,847
Plexus Corp.* (Electronics)	3,726	100,266
PolyOne Corp. (Chemicals)	9,396	177,867
Pool Corp. (Distribution/Wholesale)	2,592	109,175
Post Properties, Inc. (REIT)	2,592	126,516
Powell Industries, Inc.* (Electrical Components & Equipment)	972	38,666
Presidential Life Corp. (Insurance)	2,268	31,707
Prestige Brands Holdings, Inc.* (Household Products/Wares)	5,346	92,967
PrivateBancorp, Inc. (Banks)	6,318	102,099
Progress Software Corp.* (Software)	3,564	70,282
Prospect Capital Corp. (Investment Companies)	15,390	182,218
Provident Financial Services, Inc. (Savings & Loans)	5,832	87,480
PSS World Medical, Inc.* (Healthcare - Products)	1,944	55,637
Quaker Chemical Corp. (Chemicals)	648	34,338
Quanex Building Products Corp. (Building Materials)	3,888	76,866
Quiksilver, Inc.* (Apparel)	13,284	42,509

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
QuinStreet, Inc.* (Internet)	972	$5,949
RadiSys Corp.* (Computers)	2,430	6,901
Red Robin Gourmet Burgers, Inc.* (Retail)	1,458	48,697
Resources Connection, Inc. (Commercial Services)	4,536	55,974
Robbins & Myers, Inc. (Machinery - Diversified)	1,296	76,827
Rofin-Sinar Technologies, Inc.* (Electronics)	1,620	29,500
Rogers Corp.* (Electronics)	648	25,538
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,240	73,840
Ruby Tuesday, Inc.* (Retail)	6,480	46,786
Rudolph Technologies, Inc.* (Semiconductors)	3,402	32,353
Ruth’s Hospitality Group, Inc.* (Retail)	3,726	24,778
S&T Bancorp, Inc. (Banks)	3,078	54,080
Sabra Health Care REIT, Inc. (REIT)	2,430	53,995
Safety Insurance Group, Inc. (Insurance)	1,296	60,070
Saul Centers, Inc. (REIT)	486	21,029
ScanSource, Inc.* (Distribution/Wholesale)	2,916	85,293
Schulman (A.), Inc. (Chemicals)	3,078	78,981
Select Comfort Corp.* (Home Furnishings)	3,402	94,677
Selective Insurance Group, Inc. (Insurance)	5,832	107,833
Seneca Foods Corp.* - A (Food)	972	27,785
SHFl Entertainment, Inc.* (Entertainment)	3,402	48,070
Sigma Designs, Inc.* (Semiconductors)	3,564	21,170
Simmons First National Corp. - A (Banks)	1,782	44,354
Simpson Manufacturing Co., Inc. (Building Materials)	2,430	74,018
Skechers U.S.A., Inc.* - Class A (Apparel)	4,050	67,230
SkyWest, Inc. (Airlines)	5,508	60,313
Smith Corp. (Miscellaneous Manufacturing)	2,430	147,671
Snyders-Lance, Inc. (Food)	2,916	73,891
Sonic Automotive, Inc. (Retail)	3,888	75,427
Sonic Corp.* (Retail)	5,832	58,145
Southwest Gas Corp. (Gas)	2,592	112,674
Sovran Self Storage, Inc. (REIT)	1,458	84,272
Spartan Motors, Inc. (Auto Parts & Equipment)	3,240	15,228
Spartan Stores, Inc. (Food)	2,268	32,568
Stage Stores, Inc. (Retail)	3,402	83,349
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,106	39,551
Standard Pacific Corp.* (Home Builders)	11,826	81,599
Standex International Corp. (Miscellaneous Manufacturing)	1,296	59,927
Stein Mart, Inc.* (Retail)	2,916	22,920
Stepan Co. (Chemicals)	324	31,039
Sterling Bancorp (Banks)	3,240	30,942
Stewart Information Services Corp. (Insurance)	1,944	45,334
Stifel Financial Corp.* (Diversified Financial Services)	2,268	71,896
Stone Energy Corp.* (Oil & Gas)	5,346	126,113
STR Holdings, Inc.* (Miscellaneous Manufacturing)	1,458	3,135
SunCoke Energy, Inc.* (Coal)	7,452	119,754
Super Micro Computer, Inc.* (Computers)	2,754	21,784
Superior Industries International, Inc. (Auto Parts & Equipment)	2,430	41,528
Supertex, Inc.* (Semiconductors)	648	12,383
SurModics, Inc.* (Healthcare - Products)	810	14,564
Susquehanna Bancshares, Inc. (Banks)	19,764	204,952
Swift Energy Co.* (Oil & Gas)	4,536	75,797
SWS Group, Inc.* (Diversified Financial Services)	3,078	17,514
Sykes Enterprises, Inc.* (Computers)	4,212	57,367
Symmetricom, Inc.* (Telecommunications)	4,374	26,900
Symmetry Medical, Inc.* (Healthcare - Products)	3,888	35,614
SYNNEX Corp.* (Software)	2,754	89,202
Take-Two Interactive Software, Inc.* (Software)	9,558	106,572
Tanger Factory Outlet Centers, Inc. (REIT)	4,050	127,454
TeleTech Holdings, Inc.* (Commercial Services)	1,458	24,553
Tennant Co. (Machinery - Diversified)	648	24,248
Tessera Technologies, Inc. (Semiconductors)	1,944	27,546
Tetra Tech, Inc.* (Environmental Control)	2,754	71,439
TETRA Technologies, Inc.* (Oil & Gas Services)	8,262	44,202
Texas Capital Bancshares, Inc.* (Banks)	2,430	115,352
Texas Industries, Inc.* (Building Materials)	2,268	97,819
Texas Roadhouse, Inc. (Retail)	2,430	39,560
The Andersons, Inc. (Agriculture)	1,782	69,997
The Cato Corp. - Class A (Retail)	1,134	32,183
The Finish Line, Inc. - Class A (Retail)	2,754	57,297
The Geo Group, Inc. (Commercial Services)	6,480	179,625
The Hain Celestial Group, Inc.* (Food)	1,782	103,000
The Men’s Wearhouse, Inc. (Retail)	5,022	164,670
The Navigators Group, Inc.* (Insurance)	486	25,797
The Pep Boys - Manny, Moe & Jack (Retail)	5,670	56,643
The Ryland Group, Inc. (Home Builders)	2,430	82,304
Tompkins Financial Corp. (Banks)	324	13,116
Tower Group, Inc. (Insurance)	3,726	67,142
Tredegar Corp. (Miscellaneous Manufacturing)	2,592	43,986
TriQuint Semiconductor, Inc.* (Semiconductors)	7,290	34,263
TrueBlue, Inc.* (Commercial Services)	4,212	54,967
TrustCo Bank Corp. NY (Banks)	10,044	56,046
TTM Technologies, Inc.* (Electronics)	5,508	49,572
Tuesday Morning Corp.* (Retail)	4,374	26,113
UIL Holdings Corp. (Electric)	3,402	123,050
Ultratech Stepper, Inc.* (Semiconductors)	972	30,045
UMB Financial Corp. (Banks)	1,296	57,711
Umpqua Holdings Corp. (Banks)	11,988	144,935

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UniFirst Corp. (Textiles)	486	$33,811
United Bankshares, Inc. (Banks)	4,860	115,814
United Community Banks, Inc.* (Banks)	4,860	42,282
United Fire Group, Inc. (Insurance)	2,268	53,910
United Natural Foods, Inc.* (Food)	2,106	112,124
United Online, Inc. (Internet)	9,720	52,099
United Stationers, Inc. (Distribution/Wholesale)	4,374	126,933
Universal Electronics, Inc.* (Home Furnishings)	1,620	27,799
Universal Forest Products, Inc. (Building Materials)	2,106	81,080
Universal Health Realty Income Trust (REIT)	486	24,028
Universal Technical Institute, Inc. (Commercial Services)	972	12,461
UNS Energy Corp. (Electric)	1,782	75,984
Urstadt Biddle Properties - A (REIT)	1,296	24,546
USA Mobility, Inc. (Telecommunications)	2,430	26,852
VASCO Data Security International, Inc.* (Internet)	1,944	13,764
Viad Corp. (Commercial Services)	2,106	44,668
Vicor Corp.* (Electrical Components & Equipment)	972	6,201
ViewPoint Financial Group, Inc. (Savings & Loans)	1,134	23,587
Virtus Investment Partners, Inc.* (Diversified Financial Services)	162	15,552
Virtusa Corp.* (Computers)	1,134	19,459
VOXX International Corp.* (Home Furnishings)	1,944	12,092
Watts Water Technologies, Inc. - Class A (Electronics)	1,458	58,655
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,860	40,192
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,296	69,816
Wilshire Bancorp, Inc.* (Banks)	6,642	43,239
Winnebago Industries, Inc.* (Home Builders)	3,078	38,783
Wintrust Financial Corp. (Banks)	3,888	143,662
XO Group, Inc.* (Internet)	2,592	20,865
Zale Corp.* (Retail)	2,754	19,774
Zep, Inc. (Chemicals)	2,430	34,822
Zumiez, Inc.* (Retail)	810	20,501
TOTAL COMMON STOCKS (Cost $22,988,155)		25,986,969

	Principal Amount	Value
Repurchase Agreements(a) NM
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $12,000	$12,000	$12,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000

TOTAL INVESTMENT SECURITIES (Cost $23,000,155) - 100.0%		25,998,969
Net other assets (liabilities) - NM		(10,462)

NET ASSETS - 100.0%		$25,988,507

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Value ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$26,168	0.1%
Aerospace/Defense	468,570	1.8%
Agriculture	96,591	0.4%
Airlines	60,313	0.2%
Apparel	325,102	1.3%
Auto Parts & Equipment	96,307	0.4%
Banks	2,782,498	10.7%
Biotechnology	52,159	0.2%
Building Materials	744,905	2.8%
Chemicals	604,212	2.4%
Coal	222,300	0.9%
Commercial Services	1,419,968	5.4%
Computers	359,390	1.4%
Cosmetics/Personal Care	14,791	0.1%
Distribution/Wholesale	321,401	1.2%
Diversified Financial Services	368,147	1.4%
Electric	600,623	2.3%
Electrical Components & Equipment	437,800	1.7%
Electronics	870,113	3.3%
Energy - Alternate Sources	27,955	0.1%
Engineering & Construction	392,682	1.6%
Entertainment	284,821	1.1%
Environmental Control	223,382	0.9%
Food	550,013	2.1%
Forest Products & Paper	244,960	0.9%
Gas	487,748	1.9%
Healthcare - Products	673,471	2.7%
Healthcare - Services	412,972	1.6%
Home Builders	369,360	1.4%
Home Furnishings	304,903	1.2%
Household Products/Wares	254,917	1.0%
Insurance	625,151	2.4%
Internet	326,469	1.2%
Investment Companies	182,218	0.7%
Iron/Steel	59,603	0.2%
Leisure Time	287,007	1.1%
Lodging	68,803	0.3%
Machinery - Construction & Mining	65,318	0.3%
Machinery - Diversified	431,164	1.7%
Media	58,270	0.2%
Metal Fabricate/Hardware	401,209	1.5%
Mining	261,356	1.0%
Miscellaneous Manufacturing	1,213,665	4.6%
Office Furnishings	88,092	0.3%
Oil & Gas	510,296	2.0%
Oil & Gas Services	404,289	1.6%
Pharmaceuticals	37,613	0.1%
Real Estate	91,246	0.3%

See accompanying notes to the schedules of portfolio investments.

	Value	% of Net Assets
REIT	$2,511,965	9.6%
Retail	1,622,919	6.4%
Savings & Loans	380,055	1.4%
Semiconductors	451,242	1.7%
Software	453,619	1.7%
Storage/Warehousing	70,551	0.3%
Telecommunications	742,926	2.9%
Textiles	96,505	0.3%
Toys/Games/Hobbies	29,280	0.1%
Transportation	417,596	1.6%
Other**	1,538	NM
Total	$25,988,507	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

Small-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (100.3%)
3D Systems Corp.* (Computers)	603	$26,231
AAON, Inc. (Building Materials)	201	4,217
Abaxis, Inc.* (Healthcare - Products)	469	17,250
Acadia Realty Trust (REIT)	603	15,485
Acorda Therapeutics, Inc.* (Biotechnology)	871	20,860
Aerovironment, Inc.* (Aerospace/Defense)	402	8,840
Air Methods Corp.* (Healthcare - Services)	268	29,381
Akorn, Inc.* (Pharmaceuticals)	1,474	17,703
Align Technology, Inc.* (Healthcare - Products)	1,072	28,494
Allegiant Travel Co.* (Airlines)	335	24,368
ALLETE, Inc. (Electric)	402	16,731
AMCOL International Corp. (Mining)	335	10,579
American Public Education, Inc.* (Commercial Services)	402	14,645
American Science & Engineering, Inc. (Electronics)	201	12,780
American States Water Co. (Water)	402	17,696
American Vanguard Corp. (Chemicals)	201	7,182
AmSurg Corp.* (Healthcare - Services)	469	13,376
Analogic Corp. (Electronics)	268	19,741
Applied Industrial Technologies, Inc. (Machinery - Diversified)	536	21,756
Approach Resources, Inc.* (Oil & Gas)	737	18,152
Arbitron, Inc. (Commercial Services)	603	21,925
ArQule, Inc.* (Biotechnology)	1,273	3,195
Atlantic Tele-Network, Inc. (Telecommunications)	201	8,329
ATMI, Inc.* (Semiconductors)	335	6,616
AZZ, Inc. (Miscellaneous Manufacturing)	536	21,140
B&G Foods, Inc. - Class A (Food)	469	14,197
Badger Meter, Inc. (Electronics)	201	8,611
Balchem Corp. (Chemicals)	670	23,336
Bank of the Ozarks, Inc. (Banks)	402	13,161
Basic Energy Services, Inc.* (Oil & Gas Services)	201	2,088
Belden, Inc. (Electrical Components & Equipment)	335	11,993
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	335	9,300
BJ’s Restaurants, Inc.* (Retail)	536	17,715
Blackbaud, Inc. (Software)	1,005	23,889
Blucora, Inc.* (Internet)	871	15,286
Blue Nile, Inc.* (Internet)	268	10,123
Blyth, Inc. (Household Products/Wares)	201	4,591
Boston Beer Co., Inc.* - Class A (Beverages)	201	21,624
Bottomline Technologies, Inc.* (Software)	536	12,542
Brooks Automation, Inc. (Semiconductors)	1,005	7,256
Brunswick Corp. (Leisure Time)	603	14,225
Buckeye Technologies, Inc. (Forest Products & Paper)	603	15,799
Buffalo Wild Wings, Inc.* (Retail)	402	30,532
Cabot Microelectronics Corp. (Semiconductors)	536	15,973
CACI International, Inc.* - Class A (Computers)	469	23,652
Calavo Growers, Inc. (Food)	201	4,746
Calgon Carbon Corp.* (Environmental Control)	536	6,641
Cantel Medical Corp. (Healthcare - Products)	335	8,713
Capella Education Co.* (Commercial Services)	268	8,367
Cardtronics, Inc.* (Commercial Services)	603	17,132
Carrizo Oil & Gas, Inc.* (Oil & Gas)	469	12,579
Cascade Corp. (Machinery - Diversified)	67	4,354
Casey’s General Stores, Inc. (Retail)	871	44,900
Cash America International, Inc. (Retail)	670	26,190
CEC Entertainment, Inc. (Retail)	402	12,462
Centene Corp.* (Healthcare - Services)	737	27,991
CEVA, Inc.* (Semiconductors)	469	7,105
CH Energy Group, Inc. (Electric)	201	13,071
Chemed Corp. (Commercial Services)	402	27,035
CIRCOR International, Inc. (Metal Fabricate/Hardware)	134	4,622
Cirrus Logic, Inc.* (Semiconductors)	1,407	57,350
City Holding Co. (Banks)	134	4,706
Clearwater Paper Corp.* (Forest Products & Paper)	335	13,246
Cloud Peak Energy, Inc.* (Coal)	335	7,069
Cognex Corp. (Machinery - Diversified)	871	31,757
Coherent, Inc.* (Electronics)	536	24,468
Coinstar, Inc.* (Retail)	670	31,450
Colonial Properties Trust (REIT)	536	11,594
Community Bank System, Inc. (Banks)	402	11,091
CommVault Systems, Inc.* (Software)	938	58,598
Computer Programs & Systems, Inc. (Software)	201	9,811
comScore, Inc.* (Internet)	737	10,443
Consolidated Graphics, Inc.* (Commercial Services)	134	3,954
Contango Oil & Gas Co.* (Oil & Gas)	268	13,174
CorVel Corp.* (Commercial Services)	134	5,699
Cracker Barrel Old Country Store, Inc. (Retail)	335	21,323
Crocs, Inc.* (Apparel)	737	9,286
CSG Systems International, Inc.* (Software)	469	9,666
Cubic Corp. (Aerospace/Defense)	335	16,348
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,407	60,361
CVB Financial Corp. (Banks)	603	6,524
Cyberonics, Inc.* (Healthcare - Products)	536	24,790
Cymer, Inc.* (Electronics)	670	53,393
Darling International, Inc.* (Environmental Control)	1,206	19,935
DealerTrack Holdings, Inc.* (Internet)	536	14,649
Deltic Timber Corp. (Forest Products & Paper)	268	18,186
Diamond Foods, Inc. (Food)	268	4,963
Dice Holdings, Inc.* (Internet)	469	4,141

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DineEquity, Inc.* (Retail)	335	$21,005
Diodes, Inc.* (Semiconductors)	469	7,110
DTS, Inc.* (Home Furnishings)	402	8,434
Eagle Materials, Inc. (Building Materials)	402	21,294
EastGroup Properties, Inc. (REIT)	670	34,880
Ebix, Inc. (Software)	737	16,059
eHealth, Inc.* (Insurance)	335	7,270
El Paso Electric Co. (Electric)	536	18,219
Emergent Biosolutions, Inc.* (Biotechnology)	402	5,343
Encore Capital Group, Inc.* (Diversified Financial Services)	402	11,658
Engility Holdings, Inc.* (Engineering & Construction)	201	3,819
Entertainment Properties Trust (REIT)	536	23,825
Entropic Communications, Inc.* (Semiconductors)	1,943	9,346
Enzo Biochem, Inc.* (Biotechnology)	335	670
EPIQ Systems, Inc. (Software)	335	4,090
Exar Corp.* (Semiconductors)	1,005	8,593
Exlservice Holdings, Inc.* (Commercial Services)	469	13,901
Exponent, Inc.* (Engineering & Construction)	268	14,735
Extra Space Storage, Inc. (REIT)	1,072	36,973
EZCORP, Inc.* - Class A (Retail)	1,005	19,758
FARO Technologies, Inc.* (Electronics)	402	16,160
FEI Co. (Electronics)	603	33,195
Fifth & Pacific Cos., Inc.* (Retail)	1,273	13,978
Financial Engines, Inc.* (Diversified Financial Services)	871	20,913
First Cash Financial Services, Inc.* (Retail)	603	26,931
First Financial Bancorp (Banks)	603	9,467
First Financial Bankshares, Inc. (Banks)	402	14,564
Forrester Research, Inc. (Commercial Services)	335	9,695
Forward Air Corp. (Transportation)	670	22,358
Franklin Electric Co., Inc. (Hand/Machine Tools)	402	23,292
Fuller (H.B.) Co. (Chemicals)	536	16,294
General Communication, Inc.* - A (Telecommunications)	335	2,928
Genesco, Inc.* (Retail)	536	30,713
Geospace Technologies Corp.* (Oil & Gas Services)	268	17,347
Glatfelter (Forest Products & Paper)	268	4,773
Globe Specialty Metals, Inc. (Mining)	938	14,098
Government Properties Income Trust (REIT)	402	8,920
Greatbatch, Inc.* (Healthcare - Products)	335	7,363
GT Advanced Technologies, Inc.* (Semiconductors)	2,613	11,341
Gulfport Energy Corp.* (Oil & Gas)	737	24,454
Haemonetics Corp.* (Healthcare - Products)	536	43,791
Hanmi Financial Corp.* (Banks)	268	3,326
Hawkins, Inc. (Chemicals)	201	7,859
Haynes International, Inc. (Metal Fabricate/Hardware)	201	10,187
Headwaters, Inc.* (Energy - Alternate Sources)	536	3,854
Healthcare Realty Trust, Inc. (REIT)	804	18,886
Healthcare Services Group, Inc. (Commercial Services)	938	22,419
HealthStream, Inc.* (Internet)	335	8,556
Heartland Express, Inc. (Transportation)	469	6,543
Heartland Payment Systems, Inc. (Commercial Services)	536	13,979
Helen of Troy, Ltd.* (Household Products/Wares)	402	12,148
HFF, Inc.* - Class A (Real Estate)	268	3,733
Hibbett Sports, Inc.* (Retail)	603	32,555
Higher One Holdings, Inc.* (Diversified Financial Services)	737	9,308
Hillenbrand, Inc. (Commercial Services)	938	19,201
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	268	8,402
Hittite Microwave Corp.* (Semiconductors)	603	34,154
Home Bancshares, Inc. (Banks)	201	6,963
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	335	11,604
Hub Group, Inc.* - Class A (Transportation)	469	14,544
Iconix Brand Group, Inc.* (Apparel)	1,072	19,843
ICU Medical, Inc.* (Healthcare - Products)	268	15,900
iGATE Corp.* (Computers)	335	5,377
II-VI, Inc.* (Electronics)	1,206	19,911
Infinity Property & Casualty Corp. (Insurance)	268	15,305
Inland Real Estate Corp. (REIT)	536	4,379
Innophos Holdings, Inc. (Chemicals)	469	22,348
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	335	12,814
Inter Parfums, Inc. (Cosmetics/Personal Care)	201	3,670
Interactive Intelligence Group, Inc.* (Software)	335	10,623
Interval Leisure Group, Inc. (Leisure Time)	402	7,662
ION Geophysical Corp.* (Oil & Gas Services)	871	5,627
IPC The Hospitalist Co.* (Healthcare - Services)	402	13,865
iRobot Corp.* (Machinery - Diversified)	603	10,836
J & J Snack Foods Corp. (Food)	335	19,185
j2 Global, Inc. (Computers)	938	28,177
JDA Software Group, Inc.* (Software)	938	35,776
Jos. A. Bank Clothiers, Inc.* (Retail)	603	28,214
Kaman Corp. (Aerospace/Defense)	335	12,462
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	603	13,248
Kaydon Corp. (Metal Fabricate/Hardware)	268	5,992
Kilroy Realty Corp. (REIT)	804	35,706
Kirkland’s, Inc.* (Retail)	201	1,928
Knight Transportation, Inc. (Transportation)	603	9,117
Kopin Corp.* (Semiconductors)	670	2,519

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	201	$7,176
Kraton Performance Polymers, Inc.* (Chemicals)	402	8,772
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,675	17,186
Landauer, Inc. (Commercial Services)	201	11,648
Lindsay Manufacturing Co. (Machinery - Diversified)	268	20,467
Liquidity Services, Inc.* (Internet)	536	22,099
Littelfuse, Inc. (Electrical Components & Equipment)	469	25,138
LivePerson, Inc.* (Computers)	1,139	17,871
LogMeIn, Inc.* (Telecommunications)	469	11,575
LSB Industries, Inc.* (Miscellaneous Manufacturing)	201	8,095
LTC Properties, Inc. (REIT)	335	11,058
Lufkin Industries, Inc. (Oil & Gas Services)	737	36,857
Lumber Liquidators Holdings, Inc.* (Retail)	402	22,439
Luminex Corp.* (Healthcare - Products)	871	14,006
Magellan Health Services, Inc.* (Healthcare - Services)	603	30,240
Maidenform Brands, Inc.* (Apparel)	268	5,014
Manhattan Associates, Inc.* (Computers)	469	28,140
MarketAxess Holdings, Inc. (Diversified Financial Services)	804	25,117
MAXIMUS, Inc. (Commercial Services)	737	40,667
Measurement Specialties, Inc.* (Electronics)	201	6,555
Medidata Solutions, Inc.* (Software)	469	19,708
Medifast, Inc.* (Commercial Services)	335	8,549
Mercury Computer Systems, Inc.* (Computers)	402	3,294
Meridian Bioscience, Inc. (Healthcare - Products)	536	10,586
Merit Medical Systems, Inc.* (Healthcare - Products)	536	7,740
Micrel, Inc. (Semiconductors)	670	6,492
Microsemi Corp.* (Semiconductors)	1,407	27,014
MicroStrategy, Inc.* - Class A (Software)	201	18,988
Mid-America Apartment Communities, Inc. (REIT)	938	60,698
MKS Instruments, Inc. (Semiconductors)	737	17,415
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,005	12,743
Monolithic Power Systems, Inc.* (Semiconductors)	469	9,113
Monotype Imaging Holdings, Inc. (Software)	402	6,155
Monro Muffler Brake, Inc. (Commercial Services)	670	22,726
Moog, Inc.* - Class A (Aerospace/Defense)	670	24,797
MTS Systems Corp. (Computers)	335	16,887
Multimedia Games Holding Co., Inc.* (Entertainment)	201	3,196
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	268	28,145
Nanometrics, Inc.* (Semiconductors)	335	4,610
National Presto Industries, Inc. (Aerospace/Defense)	134	9,963
NCI Building Systems, Inc.* (Building Materials)	134	1,502
Neogen Corp.* (Pharmaceuticals)	469	20,069
NETGEAR, Inc.* (Telecommunications)	871	30,929
NetScout Systems, Inc.* (Computers)	804	19,883
Neutral Tandem, Inc. (Telecommunications)	469	2,167
New Jersey Resources Corp. (Gas)	469	20,852
Nolan Co.* (Media)	670	3,102
Northwest Natural Gas Co. (Gas)	335	15,588
NorthWestern Corp. (Electric)	402	14,396
NuVasive, Inc.* (Healthcare - Products)	938	13,526
Old Dominion Freight Line, Inc.* (Transportation)	1,139	38,202
Omnicell, Inc.* (Software)	335	4,884
OpenTable, Inc.* (Internet)	469	22,029
Oplink Communications, Inc.* (Telecommunications)	268	3,982
OPNET Technologies, Inc. (Software)	335	14,214
Oritani Financial Corp. (Savings & Loans)	670	10,238
OSI Systems, Inc.* (Electronics)	402	31,859
Oxford Industries, Inc. (Apparel)	134	7,434
PacWest Bancorp (Banks)	268	6,030
Papa John’s International, Inc.* (Retail)	402	21,435
PAREXEL International Corp.* (Commercial Services)	603	18,506
Park Electrochemical Corp. (Electronics)	201	4,989
PDC Energy, Inc.* (Oil & Gas)	268	8,112
Piedmont Natural Gas Co., Inc. (Gas)	737	23,488
Pioneer Energy Services Corp.* (Oil & Gas Services)	603	3,980
Pool Corp. (Distribution/Wholesale)	469	19,754
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	402	42,069
Post Properties, Inc. (REIT)	670	32,703
Power Integrations, Inc. (Semiconductors)	670	19,819
ProAssurance Corp. (Insurance)	670	59,898
Progress Software Corp.* (Software)	670	13,212
PS Business Parks, Inc. (REIT)	402	25,780
PSS World Medical, Inc.* (Healthcare - Products)	670	19,175
Quaker Chemical Corp. (Chemicals)	201	10,651
Quality Systems, Inc. (Software)	871	15,199
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,340	34,143
QuinStreet, Inc.* (Internet)	335	2,050
RLI Corp. (Insurance)	402	27,408
Robbins & Myers, Inc. (Machinery - Diversified)	670	39,717
Rofin-Sinar Technologies, Inc.* (Electronics)	335	6,100
Rogers Corp.* (Electronics)	201	7,921
Rubicon Technology, Inc.* (Semiconductors)	402	3,493
Rue21, Inc.* (Retail)	335	10,087
Sabra Health Care REIT, Inc. (REIT)	335	7,444

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,139	$44,467
Sanderson Farms, Inc. (Food)	469	21,241
Saul Centers, Inc. (REIT)	201	8,697
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	670	23,470
SEACOR SMIT, Inc.* (Oil & Gas Services)	469	41,137
Select Comfort Corp.* (Home Furnishings)	536	14,917
SHFl Entertainment, Inc.* (Entertainment)	536	7,574
Simpson Manufacturing Co., Inc. (Building Materials)	402	12,245
Smith Corp. (Miscellaneous Manufacturing)	402	24,429
Snyders-Lance, Inc. (Food)	469	11,884
Sourcefire, Inc.* (Internet)	670	28,670
South Jersey Industries, Inc. (Gas)	670	33,895
Southwest Gas Corp. (Gas)	469	20,387
Sovran Self Storage, Inc. (REIT)	335	19,363
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	1,139	12,711
Stamps.com, Inc.* (Internet)	335	9,219
Stepan Co. (Chemicals)	134	12,837
Steven Madden, Ltd.* (Apparel)	871	37,383
Stifel Financial Corp.* (Diversified Financial Services)	603	19,115
STR Holdings, Inc.* (Miscellaneous Manufacturing)	536	1,152
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	402	18,986
Supertex, Inc.* (Semiconductors)	67	1,280
SurModics, Inc.* (Healthcare - Products)	67	1,205
Synaptics, Inc.* (Computers)	737	17,069
Synchronoss Technologies, Inc.* (Software)	603	12,355
Tanger Factory Outlet Centers, Inc. (REIT)	1,206	37,953
Teledyne Technologies, Inc.* (Aerospace/Defense)	804	51,479
TeleTech Holdings, Inc.* (Commercial Services)	201	3,385
Tennant Co. (Machinery - Diversified)	268	10,029
Tessera Technologies, Inc. (Semiconductors)	737	10,443
Tetra Tech, Inc.* (Environmental Control)	804	20,856
Texas Capital Bancshares, Inc.* (Banks)	402	19,083
Texas Roadhouse, Inc. (Retail)	804	13,089
The Buckle, Inc. (Retail)	603	27,238
The Cato Corp. - Class A (Retail)	335	9,507
The Children’s Place Retail Stores, Inc.* (Retail)	536	31,318
The Ensign Group, Inc. (Healthcare - Services)	402	11,722
The Finish Line, Inc. - Class A (Retail)	536	11,151
The Hain Celestial Group, Inc.* (Food)	603	34,853
The Medicines Co.* (Biotechnology)	1,206	26,436
The Navigators Group, Inc.* (Insurance)	134	7,113
The Ryland Group, Inc. (Home Builders)	469	15,885
Tompkins Financial Corp. (Banks)	201	8,136
Toro Co. (Housewares)	1,273	53,746
TreeHouse Foods, Inc.* (Food)	804	43,055
TriQuint Semiconductor, Inc.* (Semiconductors)	2,077	9,762
True Religion Apparel, Inc. (Apparel)	536	13,748
Tyler Technologies, Inc.* (Software)	603	28,830
UIL Holdings Corp. (Electric)	402	14,540
Ultratech Stepper, Inc.* (Semiconductors)	402	12,426
UMB Financial Corp. (Banks)	469	20,886
UniFirst Corp. (Textiles)	268	18,645
United Natural Foods, Inc.* (Food)	670	35,671
Universal Health Realty Income Trust (REIT)	201	9,937
Universal Technical Institute, Inc. (Commercial Services)	268	3,436
UNS Energy Corp. (Electric)	536	22,855
Urstadt Biddle Properties - A (REIT)	268	5,076
VASCO Data Security International, Inc.* (Internet)	268	1,897
Veeco Instruments, Inc.* (Semiconductors)	871	26,740
ViaSat, Inc.* (Telecommunications)	871	33,830
Vicor Corp.* (Electrical Components & Equipment)	201	1,282
ViewPoint Financial Group, Inc. (Savings & Loans)	536	11,148
ViroPharma, Inc.* (Pharmaceuticals)	1,541	38,910
Virtus Investment Partners, Inc.* (Diversified Financial Services)	67	6,432
Virtusa Corp.* (Computers)	201	3,449
Vitamin Shoppe, Inc.* (Retail)	670	38,350
Volterra Semiconductor Corp.* (Semiconductors)	536	9,739
Watts Water Technologies, Inc. - Class A (Electronics)	335	13,477
WD-40 Co. (Household Products/Wares)	335	16,033
Websense, Inc.* (Internet)	804	10,629
West Pharmaceutical Services, Inc. (Healthcare - Products)	469	25,265
Wolverine World Wide, Inc. (Apparel)	1,072	44,886
World Acceptance Corp.* (Diversified Financial Services)	268	17,892
Zumiez, Inc.* (Retail)	335	8,479

TOTAL COMMON STOCKS (Cost $3,363,523)		5,608,083

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $3,000	$3,000	$3,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES (Cost $3,366,523) - 100.4%		5,611,083
Net other assets (liabilities) - (0.4)%		(21,745)

NET ASSETS - 100.0%		$5,589,338

See accompanying notes to the schedules of portfolio investments.

*                                         Non-income producing security

(a)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$123,889	2.2%
Airlines	24,368	0.4%
Apparel	137,594	2.5%
Banks	123,937	2.2%
Beverages	21,624	0.4%
Biotechnology	129,608	2.3%
Building Materials	39,258	0.7%
Chemicals	109,279	2.0%
Coal	7,069	0.1%
Commercial Services	286,869	5.1%
Computers	190,030	3.4%
Cosmetics/Personal Care	3,670	0.1%
Distribution/Wholesale	47,899	0.9%
Diversified Financial Services	152,504	2.8%
Electric	99,812	1.8%
Electrical Components & Equipment	38,413	0.6%
Electronics	259,160	4.7%
Energy - Alternate Sources	3,854	0.1%
Engineering & Construction	18,554	0.4%
Entertainment	10,770	0.2%
Environmental Control	47,432	0.9%
Food	189,795	3.4%
Forest Products & Paper	88,722	1.5%
Gas	114,210	2.0%
Hand/Machine Tools	23,292	0.4%
Healthcare - Products	250,618	4.5%
Healthcare - Services	135,875	2.4%
Home Builders	15,885	0.3%
Home Furnishings	23,351	0.5%
Household Products/Wares	32,772	0.6%
Housewares	53,746	1.0%
Insurance	116,994	2.1%
Internet	159,791	2.7%
Leisure Time	21,887	0.4%
Machinery - Diversified	138,916	2.5%
Media	3,102	0.1%
Metal Fabricate/Hardware	20,801	0.4%
Mining	24,677	0.5%
Miscellaneous Manufacturing	80,978	1.4%
Oil & Gas	76,471	1.4%
Oil & Gas Services	118,640	2.1%
Pharmaceuticals	176,405	3.2%
Real Estate	3,733	0.1%
REIT	409,357	7.3%
Retail	552,747	9.7%
Savings & Loans	21,386	0.4%
Semiconductors	342,895	6.2%
Software	314,599	5.5%
Telecommunications	93,740	1.7%
Textiles	18,645	0.3%
Transportation	90,764	1.6%
Water	17,696	0.3%
Other**	(18,745)	(0.3)%
Total	$5,589,338	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to the schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (99.5%)
Anheuser-Busch InBev N.V.ADR (Beverages)	4,224	$353,971
ArcelorMittalNYS (Iron/Steel)	7,776	114,852
ARM Holdings PLCADR (Semiconductors)	10,944	354,038
ASML Holding N.V.NYS (Semiconductors)	4,896	269,133
AstraZeneca PLCADR (Pharmaceuticals)	4,512	209,357
Banco Santander S.A.ADR (Banks)	38,496	287,180
Barclays PLCADR (Banks)	14,880	220,224
BHP Billiton PLCADR (Mining)	5,280	337,814
BP PLCADR (Oil & Gas)	7,200	308,808
Diageo PLCADR (Beverages)	2,688	307,077
Elan Corp. PLC*ADR (Pharmaceuticals)	14,208	153,446
Eni SpAADR (Oil & Gas)	5,280	242,299
GlaxoSmithKline PLCADR (Pharmaceuticals)	5,568	250,003
HSBC Holdings PLCADR (Banks)	9,120	450,164
ING Groep N.V.*ADR (Insurance)	24,000	212,640
Koninklijke Phillips Electronics N.V.NYS (Electronics)	7,392	185,391
Nokia, Corp.ADR (Telecommunications)	23,328	62,286
Rio Tinto PLCADR (Mining)	6,048	302,279
Royal Dutch Shell PLCADR - A (Oil & Gas)	5,376	368,149
Sanofi-AventisADR (Pharmaceuticals)	6,528	286,253
SAP AGADR (Software)	4,512	328,924
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	2,208	186,334
Siemens AGADR (Miscellaneous Manufacturing)	3,072	309,996
Statoil ASAADR (Oil & Gas)	9,696	238,037
Telefonaktiebolaget LM EricssonADR (Telecommunications)	22,464	199,705
Telefonica S.A.ADR (Telecommunications)	14,688	193,000
Tenaris S.A.ADR (Metal Fabricate/Hardware)	5,088	191,410
Total S.A.ADR (Oil & Gas)	5,760	290,304
Unilever N.V.NYS (Food)	7,200	264,168
Vodafone Group PLCADR (Telecommunications)	13,248	360,611

TOTAL COMMON STOCKS (Cost $6,676,569)		7,837,853

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $22,000	$22,000	$22,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,000)		22,000

TOTAL INVESTMENT SECURITIES (Cost $6,698,569) - 99.8%		7,859,853
Net other assets (liabilities) - 0.2%		12,781

NET ASSETS - 100.0%		$7,872,634

*                                         Non-income producing security

(a)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

Europe 30 ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Banks	$957,568	12.2%
Beverages	661,048	8.4%
Electronics	185,391	2.4%
Food	264,168	3.4%
Insurance	212,640	2.7%
Iron/Steel	114,852	1.5%
Metal Fabricate/Hardware	191,410	2.4%
Mining	640,093	8.1%
Miscellaneous Manufacturing	309,996	3.9%
Oil & Gas	1,447,597	18.3%
Pharmaceuticals	1,085,393	13.7%
Semiconductors	623,171	7.9%
Software	328,924	4.2%
Telecommunications	815,602	10.4%
Other**	34,781	0.5%
Total	$7,872,634	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets
Belgium	$353,971	4.5%
Finland	62,286	0.8%
France	576,557	7.3%
Germany	638,920	8.1%
Ireland	339,780	4.3%
Italy	242,299	3.1%
Luxembourg	306,262	3.9%
Netherlands	1,299,481	16.5%
Norway	238,037	3.0%
Spain	480,180	6.1%
Sweden	199,705	2.5%
United Kingdom	3,100,375	39.4%
Other**	34,781	0.5%
Total	$7,872,634	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

UltraBull ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (54.2%)
3M Co. (Miscellaneous Manufacturing)	1,530	$134,027
Abbott Laboratories (Pharmaceuticals)	3,780	247,666
Abercrombie & Fitch Co. - Class A (Retail)	210	6,422
Accenture PLC - Class A (Computers)	1,530	103,137
ACE, Ltd. (Insurance)	810	63,707
Adobe Systems, Inc.* (Software)	1,200	40,800
Advanced Micro Devices, Inc.* (Semiconductors)	1,440	2,952
Aetna, Inc. (Healthcare - Services)	810	35,397
AFLAC, Inc. (Insurance)	1,140	56,749
Agilent Technologies, Inc. (Electronics)	840	30,231
AGL Resources, Inc. (Gas)	270	11,024
Air Products & Chemicals, Inc. (Chemicals)	510	39,540
Airgas, Inc. (Chemicals)	180	16,015
Akamai Technologies, Inc.* (Internet)	420	15,956
Alcoa, Inc. (Mining)	2,580	22,111
Alexion Pharmaceuticals, Inc.* (Biotechnology)	480	43,382
Allegheny Technologies, Inc. (Iron/Steel)	270	7,115
Allergan, Inc. (Pharmaceuticals)	750	67,440
Allstate Corp. (Insurance)	1,170	46,777
Altera Corp. (Semiconductors)	780	23,774
Altria Group, Inc. (Agriculture)	4,920	156,456
Amazon.com, Inc.* (Internet)	870	202,554
Ameren Corp. (Electric)	600	19,728
American Electric Power, Inc. (Electric)	1,170	51,995
American Express Co. (Diversified Financial Services)	2,370	132,648
American International Group, Inc.* (Insurance)	2,820	98,503
American Tower Corp. (REIT)	960	72,278
Ameriprise Financial, Inc. (Diversified Financial Services)	510	29,769
AmerisourceBergen Corp. (Pharmaceuticals)	600	23,664
Amgen, Inc. (Biotechnology)	1,860	160,975
Amphenol Corp. - Class A (Electronics)	390	23,451
Anadarko Petroleum Corp. (Oil & Gas)	1,200	82,572
Analog Devices, Inc. (Semiconductors)	720	28,159
Aon PLC (Insurance)	780	42,081
Apache Corp. (Oil & Gas)	930	76,958
Apartment Investment and Management Co. - Class A (REIT)	360	9,608
Apollo Group, Inc.* - Class A (Commercial Services)	240	4,819
Apple Computer, Inc. (Computers)	2,250	1,338,976
Applied Materials, Inc. (Semiconductors)	3,000	31,800
Archer-Daniels-Midland Co. (Agriculture)	1,590	42,676
Assurant, Inc. (Insurance)	210	7,940
AT&T, Inc. (Telecommunications)	13,920	481,493
Autodesk, Inc.* (Software)	540	17,194
Automatic Data Processing, Inc. (Commercial Services)	1,170	67,614
AutoNation, Inc.* (Retail)	90	3,996
AutoZone, Inc.* (Retail)	90	33,750
AvalonBay Communities, Inc. (REIT)	240	32,534
Avery Dennison Corp. (Household Products/Wares)	240	7,771
Avon Products, Inc. (Cosmetics/Personal Care)	1,050	16,265
Baker Hughes, Inc. (Oil & Gas Services)	1,050	44,069
Ball Corp. (Packaging & Containers)	360	15,419
Bank of America Corp. (Banks)	26,040	242,693
Bank of New York Mellon Corp. (Banks)	2,850	70,424
Bard (C.R.), Inc. (Healthcare - Products)	180	17,314
Baxter International, Inc. (Healthcare - Products)	1,320	82,672
BB&T Corp. (Banks)	1,680	48,636
Beam, Inc. (Beverages)	390	21,669
Becton, Dickinson & Co. (Healthcare - Products)	480	36,326
Bed Bath & Beyond, Inc.* (Retail)	570	32,878
Bemis Co., Inc. (Packaging & Containers)	240	7,932
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,440	383,394
Best Buy Co., Inc. (Retail)	630	9,582
Big Lots, Inc.* (Retail)	150	4,370
Biogen Idec, Inc.* (Biotechnology)	570	78,785
BlackRock, Inc. (Diversified Financial Services)	300	56,904
BMC Software, Inc.* (Software)	360	14,652
Boeing Co. (Aerospace/Defense)	1,620	114,113
BorgWarner, Inc.* (Auto Parts & Equipment)	270	17,771
Boston Properties, Inc. (REIT)	360	38,268
Boston Scientific Corp.* (Healthcare - Products)	3,420	17,579
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,050	134,663
Broadcom Corp. - Class A (Semiconductors)	1,230	38,788
Brown-Forman Corp. (Beverages)	360	23,062
C.H. Robinson Worldwide, Inc. (Transportation)	390	23,529
CA, Inc. (Software)	840	18,917
Cablevision Systems Corp. NY - Class A (Media)	510	8,884
Cabot Oil & Gas Corp. (Oil & Gas)	510	23,960
Cameron International Corp.* (Oil & Gas Services)	600	30,384
Campbell Soup Co. (Food)	450	15,872
Capital One Financial Corp. (Banks)	1,410	84,840
Cardinal Health, Inc. (Pharmaceuticals)	810	33,315
CareFusion Corp.* (Healthcare - Products)	540	14,342
CarMax, Inc.* (Retail)	540	18,225
Carnival Corp. - Class A (Leisure Time)	1,080	40,911
Caterpillar, Inc. (Machinery - Construction & Mining)	1,590	134,847
CBRE Group, Inc.* - Class A (Real Estate)	720	12,974
CBS Corp. - Class B (Media)	1,440	46,656
Celgene Corp.* (Biotechnology)	1,050	76,986
CenterPoint Energy, Inc. (Gas)	1,020	22,103
CenturyLink, Inc. (Telecommunications)	1,500	57,570
Cerner Corp.* (Software)	360	27,428

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CF Industries Holdings, Inc. (Chemicals)	150	$30,779
Chesapeake Energy Corp. (Oil & Gas)	1,260	25,528
Chevron Corp. (Oil & Gas)	4,740	522,395
Chipotle Mexican Grill, Inc.* (Retail)	90	22,908
CIGNA Corp. (Healthcare - Services)	690	35,190
Cincinnati Financial Corp. (Insurance)	360	14,342
Cintas Corp. (Textiles)	270	11,289
Cisco Systems, Inc. (Telecommunications)	12,780	219,049
Citigroup, Inc. (Banks)	7,080	264,721
Citrix Systems, Inc.* (Software)	450	27,815
Cliffs Natural Resources, Inc. (Iron/Steel)	330	11,969
Clorox Co. (Household Products/Wares)	300	21,690
CME Group, Inc. (Diversified Financial Services)	750	41,948
CMS Energy Corp. (Electric)	630	15,322
Coach, Inc. (Apparel)	690	38,675
Coca-Cola Co. (Beverages)	9,360	348,004
Coca-Cola Enterprises, Inc. (Beverages)	660	20,750
Cognizant Technology Solutions Corp.* (Computers)	720	47,988
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,080	113,357
Comcast Corp. - Class A (Media)	6,450	241,941
Comerica, Inc. (Banks)	480	14,309
Computer Sciences Corp. (Computers)	390	11,876
ConAgra Foods, Inc. (Food)	990	27,562
ConocoPhillips (Oil & Gas)	2,940	170,079
CONSOL Energy, Inc. (Coal)	540	18,986
Consolidated Edison, Inc. (Electric)	720	43,474
Constellation Brands, Inc.* (Beverages)	360	12,722
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	390	29,227
Corning, Inc. (Telecommunications)	3,600	42,300
Costco Wholesale Corp. (Retail)	1,050	103,352
Coventry Health Care, Inc. (Healthcare - Services)	330	14,401
Covidien PLC (Healthcare - Products)	1,170	64,292
Crown Castle International Corp.* (Telecommunications)	720	48,060
CSX Corp. (Transportation)	2,520	51,584
Cummins, Inc. (Machinery - Diversified)	420	39,304
CVS Caremark Corp. (Retail)	3,060	141,984
D.R. Horton, Inc. (Home Builders)	660	13,834
Danaher Corp. (Miscellaneous Manufacturing)	1,410	72,939
Darden Restaurants, Inc. (Retail)	300	15,786
DaVita, Inc.* (Healthcare - Services)	210	23,629
Dean Foods Co.* (Food)	450	7,578
Deere & Co. (Machinery - Diversified)	960	82,021
Dell, Inc. (Computers)	3,510	32,397
Denbury Resources, Inc.* (Oil & Gas)	930	14,257
DENTSPLY International, Inc. (Healthcare - Products)	330	12,157
Devon Energy Corp. (Oil & Gas)	900	52,389
Diamond Offshore Drilling, Inc. (Oil & Gas)	180	12,463
DIRECTV* (Media)	1,530	78,198
Discover Financial Services (Diversified Financial Services)	1,230	50,430
Discovery Communications, Inc.* - Class A (Media)	600	35,412
Dollar Tree, Inc.* (Retail)	570	22,726
Dominion Resources, Inc. (Electric)	1,380	72,836
Dover Corp. (Miscellaneous Manufacturing)	450	26,199
Dr. Pepper Snapple Group, Inc. (Beverages)	510	21,854
DTE Energy Co. (Electric)	420	26,082
Duke Energy Corp. (Electric)	1,710	112,330
Dun & Bradstreet Corp. (Software)	120	9,725
E*TRADE Financial Corp.* (Diversified Financial Services)	630	5,267
E.I. du Pont de Nemours & Co. (Chemicals)	2,250	100,170
Eastman Chemical Co. (Chemicals)	360	21,326
Eaton Corp. (Miscellaneous Manufacturing)	810	38,248
eBay, Inc.* (Internet)	2,790	134,729
Ecolab, Inc. (Chemicals)	630	43,848
Edison International (Electric)	780	36,613
Edwards Lifesciences Corp.* (Healthcare - Products)	270	23,444
Electronic Arts, Inc.* (Software)	780	9,633
Eli Lilly & Co. (Pharmaceuticals)	2,460	119,630
EMC Corp.* (Computers)	5,070	123,809
Emerson Electric Co. (Electrical Components & Equipment)	1,770	85,721
Ensco PLCADR - Class A (Oil & Gas)	570	32,957
Entergy Corp. (Electric)	420	30,484
EOG Resources, Inc. (Oil & Gas)	660	76,883
EQT Corp. (Oil & Gas)	360	21,827
Equifax, Inc. (Commercial Services)	300	15,012
Equity Residential (REIT)	720	41,335
Exelon Corp. (Electric)	2,070	74,065
Expedia, Inc. (Internet)	240	14,196
Expeditors International of Washington, Inc. (Transportation)	510	18,671
Express Scripts Holding Co.* (Pharmaceuticals)	1,950	120,003
Exxon Mobil Corp. (Oil & Gas)	11,160	1,017,458
F5 Networks, Inc.* (Internet)	180	14,846
Family Dollar Stores, Inc. (Retail)	240	15,830
Fastenal Co. (Distribution/Wholesale)	660	29,502
Federated Investors, Inc. - Class B (Diversified Financial Services)	240	5,578
FedEx Corp. (Transportation)	720	66,233
Fidelity National Information Services, Inc. (Software)	600	19,722
Fifth Third Bancorp (Banks)	2,220	32,257
First Horizon National Corp. (Banks)	600	5,589
First Solar, Inc.* (Energy - Alternate Sources)	150	3,647
FirstEnergy Corp. (Electric)	1,020	46,634
Fiserv, Inc.* (Software)	330	24,730
FLIR Systems, Inc. (Electronics)	360	6,995

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	120	$16,259
Fluor Corp. (Engineering & Construction)	390	21,782
FMC Corp. (Chemicals)	330	17,662
FMC Technologies, Inc.* (Oil & Gas Services)	570	23,313
Ford Motor Co. (Auto Manufacturers)	9,210	102,784
Forest Laboratories, Inc.* (Pharmaceuticals)	570	19,215
Fossil, Inc.* (Distribution/Wholesale)	120	10,452
Franklin Resources, Inc. (Diversified Financial Services)	330	42,174
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,280	88,646
Frontier Communications Corp. (Telecommunications)	2,400	11,328
GameStop Corp. - Class A (Retail)	300	6,849
Gannett Co., Inc. (Media)	570	9,633
General Dynamics Corp. (Aerospace/Defense)	810	55,145
General Electric Co. (Miscellaneous Manufacturing)	25,500	537,029
General Mills, Inc. (Food)	1,560	62,524
Genuine Parts Co. (Distribution/Wholesale)	360	22,529
Genworth Financial, Inc.* - Class A (Insurance)	1,200	7,152
Gilead Sciences, Inc.* (Biotechnology)	1,830	122,903
Google, Inc.* - Class A (Internet)	630	428,256
H & R Block, Inc. (Commercial Services)	660	11,682
Halliburton Co. (Oil & Gas Services)	2,250	72,653
Harley-Davidson, Inc. (Leisure Time)	540	25,250
Harman International Industries, Inc. (Home Furnishings)	150	6,290
Harris Corp. (Telecommunications)	270	12,361
Hartford Financial Services Group, Inc. (Insurance)	1,050	22,796
Hasbro, Inc. (Toys/Games/Hobbies)	270	9,717
HCP, Inc. (REIT)	1,050	46,515
Health Care REIT, Inc. (REIT)	540	32,092
Heinz (H.J.) Co. (Food)	780	44,857
Helmerich & Payne, Inc. (Oil & Gas)	270	12,906
Hess Corp. (Oil & Gas)	720	37,627
Hewlett-Packard Co. (Computers)	4,740	65,649
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,890	115,743
Hormel Foods Corp. (Food)	330	9,745
Hospira, Inc.* (Healthcare - Products)	390	11,969
Host Hotels & Resorts, Inc. (REIT)	1,740	25,160
Hudson City Bancorp, Inc. (Savings & Loans)	1,140	9,673
Humana, Inc. (Healthcare - Services)	390	28,965
Huntington Bancshares, Inc. (Banks)	2,070	13,227
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,050	64,397
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	690	32,451
Integrys Energy Group, Inc. (Electric)	180	9,727
Intel Corp. (Semiconductors)	12,090	261,446
IntercontinentalExchange, Inc.* (Diversified Financial Services)	180	23,580
International Business Machines Corp. (Computers)	2,580	501,887
International Flavors & Fragrances, Inc. (Chemicals)	210	13,570
International Game Technology (Entertainment)	660	8,474
International Paper Co. (Forest Products & Paper)	1,050	37,621
Intuit, Inc. (Software)	660	39,217
Intuitive Surgical, Inc.* (Healthcare - Products)	90	48,800
Invesco, Ltd. (Diversified Financial Services)	1,080	26,266
Iron Mountain, Inc. (Commercial Services)	360	12,456
J.C. Penney Co., Inc. (Retail)	330	7,923
J.P. Morgan Chase & Co. (Banks)	9,180	382,622
Jabil Circuit, Inc. (Electronics)	450	7,803
Jacobs Engineering Group, Inc.* (Engineering & Construction)	300	11,577
JDS Uniphase Corp.* (Telecommunications)	570	5,523
Johnson & Johnson (Healthcare - Products)	6,660	471,662
Johnson Controls, Inc. (Auto Parts & Equipment)	1,650	42,488
Joy Global, Inc. (Machinery - Construction & Mining)	270	16,862
Juniper Networks, Inc.* (Telecommunications)	1,260	20,878
Kellogg Co. (Food)	600	31,392
KeyCorp (Banks)	2,280	19,198
Kimberly-Clark Corp. (Household Products/Wares)	960	80,112
Kimco Realty Corp. (REIT)	990	19,325
Kinder Morgan, Inc. (Pipelines)	1,530	53,106
KLA-Tencor Corp. (Semiconductors)	390	18,143
Kohls Corp. (Retail)	510	27,173
Kraft Foods Group, Inc.* (Food)	1,440	65,491
Kroger Co. (Food)	1,320	33,290
L-3 Communications Holdings, Inc. (Aerospace/Defense)	240	17,712
Laboratory Corp. of America Holdings* (Healthcare - Services)	240	20,335
Lam Research Corp.* (Semiconductors)	450	15,930
Legg Mason, Inc. (Diversified Financial Services)	300	7,644
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	330	8,755
Lennar Corp. - Class A (Home Builders)	390	14,613
Leucadia National Corp. (Holding Companies - Diversified)	480	10,896
Life Technologies Corp.* (Biotechnology)	420	20,542
Lincoln National Corp. (Insurance)	660	16,361
Linear Technology Corp. (Semiconductors)	570	17,818
Lockheed Martin Corp. (Aerospace/Defense)	660	61,822
Loews Corp. (Insurance)	750	31,710

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lorillard, Inc. (Agriculture)	330	$38,283
Lowe’s Cos., Inc. (Retail)	2,760	89,369
LSI Logic Corp.* (Semiconductors)	1,350	9,248
LyondellBasell Industries N.V. - Class A (Chemicals)	810	43,246
M&T Bank Corp. (Banks)	300	31,230
Macy’s, Inc. (Retail)	960	36,547
Marathon Oil Corp. (Oil & Gas)	1,710	51,403
Marathon Petroleum Corp. (Oil & Gas)	810	44,493
Marriott International, Inc. - Class A (Lodging)	601	21,907
Marsh & McLennan Cos., Inc. (Insurance)	1,320	44,920
Masco Corp. (Building Materials)	870	13,128
MasterCard, Inc. - Class A (Commercial Services)	270	124,451
Mattel, Inc. (Toys/Games/Hobbies)	810	29,792
McCormick & Co., Inc. (Food)	330	20,335
McDonald’s Corp. (Retail)	2,430	210,924
McGraw-Hill Cos., Inc. (Media)	690	38,143
McKesson Corp. (Pharmaceuticals)	570	53,187
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	480	29,597
MeadWestvaco Corp. (Forest Products & Paper)	420	12,470
Medtronic, Inc. (Healthcare - Products)	2,460	102,287
Merck & Co., Inc. (Pharmaceuticals)	7,350	335,380
MetLife, Inc. (Insurance)	2,580	91,564
MetroPCS Communications, Inc.* (Telecommunications)	750	7,658
Microchip Technology, Inc. (Semiconductors)	480	15,048
Micron Technology, Inc.* (Semiconductors)	2,460	13,346
Microsoft Corp. (Software)	18,210	519,621
Molex, Inc. (Electrical Components & Equipment)	330	8,570
Molson Coors Brewing Co. - Class B (Beverages)	390	16,825
Mondelez International, Inc. - Class A (Food)	4,290	113,857
Monsanto Co. (Chemicals)	1,290	111,031
Monster Beverage Corp.* (Beverages)	360	16,081
Moody’s Corp. (Commercial Services)	480	23,117
Morgan Stanley Dean Witter & Co. (Banks)	3,330	57,875
Motorola Solutions, Inc. (Telecommunications)	690	35,659
Murphy Oil Corp. (Oil & Gas)	450	27,000
Mylan Laboratories, Inc.* (Pharmaceuticals)	990	25,087
Nabors Industries, Ltd.* (Oil & Gas)	690	9,308
NASDAQ Stock Market, Inc. (Diversified Financial Services)	300	7,143
National Oilwell Varco, Inc. (Oil & Gas Services)	1,020	75,174
NetApp, Inc.* (Computers)	870	23,403
Netflix, Inc.* (Internet)	120	9,491
Newell Rubbermaid, Inc. (Housewares)	690	14,242
Newfield Exploration Co.* (Oil & Gas)	330	8,950
Newmont Mining Corp. (Mining)	1,200	65,460
News Corp. - Class A (Media)	4,920	117,686
NextEra Energy, Inc. (Electric)	1,020	71,461
NIKE, Inc. - Class B (Apparel)	900	82,241
NiSource, Inc. (Gas)	690	17,574
Noble Corp. (Oil & Gas)	600	22,644
Noble Energy, Inc. (Oil & Gas)	420	39,904
Nordstrom, Inc. (Retail)	360	20,437
Norfolk Southern Corp. (Transportation)	780	47,853
Northeast Utilities System (Electric)	750	29,475
Northern Trust Corp. (Banks)	540	25,801
Northrop Grumman Corp. (Aerospace/Defense)	600	41,214
NRG Energy, Inc. (Electric)	540	11,642
Nucor Corp. (Iron/Steel)	780	31,301
NVIDIA Corp.* (Semiconductors)	1,500	17,955
NYSE Euronext (Diversified Financial Services)	600	14,856
Occidental Petroleum Corp. (Oil & Gas)	1,950	153,972
Omnicom Group, Inc. (Advertising)	630	30,183
ONEOK, Inc. (Pipelines)	510	24,123
Oracle Corp. (Software)	9,210	285,970
O’Reilly Automotive, Inc.* (Retail)	300	25,704
Owens-Illinois, Inc.* (Packaging & Containers)	390	7,601
PACCAR, Inc. (Auto Manufacturers)	840	36,406
Pall Corp. (Miscellaneous Manufacturing)	270	16,999
Parker Hannifin Corp. (Miscellaneous Manufacturing)	360	28,318
Patterson Cos., Inc. (Healthcare - Products)	210	7,014
Paychex, Inc. (Commercial Services)	780	25,295
Peabody Energy Corp. (Coal)	660	18,414
Pentair, Ltd. (Miscellaneous Manufacturing)	480	20,275
People’s United Financial, Inc. (Savings & Loans)	840	10,105
Pepco Holdings, Inc. (Electric)	540	10,730
PepsiCo, Inc. (Beverages)	3,750	259,650
PerkinElmer, Inc. (Electronics)	270	8,351
Perrigo Co. (Pharmaceuticals)	210	24,152
PetSmart, Inc. (Retail)	270	17,925
Pfizer, Inc. (Pharmaceuticals)	18,030	448,405
PG&E Corp. (Electric)	1,020	43,370
Philip Morris International, Inc. (Agriculture)	4,080	361,325
Phillips 66 (Oil & Gas)	1,500	70,741
Pinnacle West Capital Corp. (Electric)	270	14,302
Pioneer Natural Resources Co. (Oil & Gas)	300	31,695
Pitney Bowes, Inc. (Office/Business Equipment)	480	6,893
Plum Creek Timber Co., Inc. (Forest Products & Paper)	390	17,121
PNC Financial Services Group (Banks)	1,290	75,065
PPG Industries, Inc. (Chemicals)	360	42,149
PPL Corp. (Electric)	1,410	41,708
Praxair, Inc. (Chemicals)	720	76,471

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Precision Castparts Corp. (Metal Fabricate/Hardware)	360	$62,305
Priceline.com, Inc.* (Internet)	120	68,852
Principal Financial Group, Inc. (Insurance)	660	18,176
Procter & Gamble Co. (Cosmetics/Personal Care)	6,660	461,138
Progressive Corp. (Insurance)	1,350	30,105
Prologis, Inc. (REIT)	1,110	38,062
Prudential Financial, Inc. (Insurance)	1,140	65,037
Public Service Enterprise Group, Inc. (Electric)	1,230	39,409
Public Storage, Inc. (REIT)	360	49,908
PulteGroup, Inc.* (Home Builders)	810	14,045
QEP Resources, Inc. (Oil & Gas)	420	12,180
Qualcomm, Inc. (Telecommunications)	4,110	240,744
Quanta Services, Inc.* (Commercial Services)	510	13,224
Quest Diagnostics, Inc. (Healthcare - Services)	390	22,511
R.R. Donnelley & Sons Co. (Commercial Services)	450	4,509
Ralph Lauren Corp. (Apparel)	150	23,054
Range Resources Corp. (Oil & Gas)	390	25,490
Raytheon Co. (Aerospace/Defense)	810	45,814
Red Hat, Inc.* (Software)	480	23,602
Regions Financial Corp. (Banks)	3,420	22,298
Republic Services, Inc. (Environmental Control)	720	20,412
Reynolds American, Inc. (Agriculture)	780	32,479
Robert Half International, Inc. (Commercial Services)	330	8,874
Rockwell Automation, Inc. (Machinery - Diversified)	330	23,450
Rockwell Collins, Inc. (Aerospace/Defense)	330	17,681
Roper Industries, Inc. (Machinery - Diversified)	240	26,201
Ross Stores, Inc. (Retail)	540	32,913
Rowan Cos. PLC* - Class A (Oil & Gas)	300	9,513
Ryder System, Inc. (Transportation)	120	5,414
Safeway, Inc. (Food)	570	9,297
SAIC, Inc. (Commercial Services)	690	7,583
Salesforce.com, Inc.* (Software)	300	43,794
SanDisk Corp.* (Computers)	570	23,803
SCANA Corp. (Electric)	330	16,196
Schlumberger, Ltd. (Oil & Gas Services)	3,210	223,190
Scripps Networks Interactive - Class A (Media)	210	12,751
Seagate Technology PLC (Computers)	840	22,949
Sealed Air Corp. (Packaging & Containers)	420	6,812
Sempra Energy (Gas)	540	37,666
Sherwin-Williams Co. (Chemicals)	210	29,942
Sigma-Aldrich Corp. (Chemicals)	300	21,042
Simon Property Group, Inc. (REIT)	720	109,592
SLM Corp. (Diversified Financial Services)	1,140	20,041
Snap-on, Inc. (Hand/Machine Tools)	150	11,600
Southern Co. (Electric)	2,100	98,363
Southwest Airlines Co. (Airlines)	1,800	15,876
Southwestern Energy Co.* (Oil & Gas)	840	29,148
Spectra Energy Corp. (Pipelines)	1,590	45,903
Sprint Nextel Corp.* (Telecommunications)	7,260	40,220
St. Jude Medical, Inc. (Healthcare - Products)	750	28,695
Stanley Black & Decker, Inc. (Hand/Machine Tools)	420	29,106
Staples, Inc. (Retail)	1,650	19,000
Starbucks Corp. (Retail)	1,830	83,997
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	480	24,887
State Street Corp. (Banks)	1,170	52,147
Stericycle, Inc.* (Environmental Control)	210	19,900
Stryker Corp. (Healthcare - Products)	690	36,294
SunTrust Banks, Inc. (Banks)	1,290	35,088
Symantec Corp.* (Internet)	1,710	31,105
Sysco Corp. (Food)	1,410	43,808
T. Rowe Price Group, Inc. (Diversified Financial Services)	600	38,964
Target Corp. (Retail)	1,590	101,363
TE Connectivity, Ltd. (Electronics)	1,020	32,824
TECO Energy, Inc. (Electric)	480	8,578
Tenet Healthcare Corp.* (Healthcare - Services)	240	5,664
Teradata Corp.* (Computers)	420	28,690
Teradyne, Inc.* (Semiconductors)	450	6,579
Tesoro Petroleum Corp. (Oil & Gas)	330	12,444
Texas Instruments, Inc. (Semiconductors)	2,760	77,528
Textron, Inc. (Miscellaneous Manufacturing)	690	17,395
The ADT Corp.* (Commercial Services)	570	23,661
The AES Corp. (Electric)	1,500	15,675
The Charles Schwab Corp. (Diversified Financial Services)	2,640	35,851
The Chubb Corp. (Insurance)	630	48,497
The Dow Chemical Co. (Chemicals)	2,880	84,384
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	570	35,123
The Gap, Inc. (Retail)	720	25,718
The Goldman Sachs Group, Inc. (Banks)	1,080	132,181
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	600	6,846
The Hershey Co. (Food)	360	24,786
The Home Depot, Inc. (Retail)	3,630	222,809
The Interpublic Group of Cos., Inc. (Advertising)	1,050	10,605
The JM Smucker Co. - Class A (Food)	270	23,123
The Limited, Inc. (Retail)	570	27,297
The Mosaic Co. (Chemicals)	660	34,544
The Travelers Cos., Inc. (Insurance)	930	65,974
The Williams Cos., Inc. (Pipelines)	1,500	52,485
Thermo Fisher Scientific, Inc. (Electronics)	870	53,122
Tiffany & Co. (Retail)	300	18,966
Time Warner Cable, Inc. (Media)	750	74,333
Time Warner, Inc. (Media)	2,280	99,066
Titanium Metals Corp. (Mining)	180	2,108
TJX Cos., Inc. (Retail)	1,770	73,685

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Torchmark Corp. (Insurance)	240	$12,142
Total System Services, Inc. (Commercial Services)	390	8,771
TripAdvisor, Inc.* (Internet)	270	8,178
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,110	29,826
Tyson Foods, Inc. - Class A (Food)	690	11,599
U.S. Bancorp (Banks)	4,590	152,434
Union Pacific Corp. (Transportation)	1,140	140,255
United Parcel Service, Inc. - Class B (Transportation)	1,740	127,455
United States Steel Corp. (Iron/Steel)	360	7,340
United Technologies Corp. (Aerospace/Defense)	2,040	159,445
UnitedHealth Group, Inc. (Healthcare - Services)	2,490	139,441
UnumProvident Corp. (Insurance)	690	13,993
Urban Outfitters, Inc.* (Retail)	270	9,655
V.F. Corp. (Apparel)	210	32,861
Valero Energy Corp. (Oil & Gas)	1,320	38,412
Varian Medical Systems, Inc.* (Healthcare - Products)	270	18,025
Ventas, Inc. (REIT)	720	45,554
VeriSign, Inc.* (Internet)	390	14,457
Verizon Communications, Inc. (Telecommunications)	6,870	306,677
Viacom, Inc. - Class B (Media)	1,140	58,448
Visa, Inc. - Class A (Commercial Services)	1,260	174,839
Vornado Realty Trust (REIT)	420	33,688
Vulcan Materials Co. (Mining)	300	13,791
W.W. Grainger, Inc. (Distribution/Wholesale)	150	30,212
Walgreen Co. (Retail)	2,070	72,926
Wal-Mart Stores, Inc. (Retail)	4,050	303,831
Walt Disney Co. (Media)	4,320	211,982
Washington Post Co. - Class B (Media)	30	10,005
Waste Management, Inc. (Environmental Control)	1,050	34,377
Waters Corp.* (Electronics)	210	17,180
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	300	25,785
WellPoint, Inc. (Healthcare - Services)	780	47,798
Wells Fargo & Co. (Banks)	11,880	400,236
Western Digital Corp. (Computers)	540	18,484
Western Union Co. (Commercial Services)	1,470	18,669
Weyerhaeuser Co. (REIT)	1,290	35,720
Whirlpool Corp. (Home Furnishings)	180	17,582
Whole Foods Market, Inc. (Food)	420	39,787
Windstream Corp. (Telecommunications)	1,410	13,451
Wisconsin Energy Corp. (Electric)	570	21,928
WPX Energy, Inc.* (Oil & Gas)	480	8,131
Wyndham Worldwide Corp. (Lodging)	330	16,632
Wynn Resorts, Ltd. (Lodging)	180	21,791
Xcel Energy, Inc. (Electric)	1,170	33,053
Xerox Corp. (Office/Business Equipment)	3,150	20,286
Xilinx, Inc. (Semiconductors)	630	20,639
XL Group PLC (Insurance)	750	18,555
Xylem, Inc. (Machinery - Diversified)	450	10,917
Yahoo!, Inc.* (Internet)	2,520	42,361
YUM! Brands, Inc. (Retail)	1,110	77,822
Zimmer Holdings, Inc. (Healthcare - Products)	420	26,968
Zions Bancorp (Banks)	450	9,662

TOTAL COMMON STOCKS (Cost $16,702,056)		30,497,016

	Principal Amount	Value
Repurchase Agreements(a)(b)(22.3%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $12,534,074	$12,534,000	$12,534,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,534,000)		12,534,000

TOTAL INVESTMENT SECURITIES (Cost $29,236,056) - 76.5%		43,031,016
Net other assets (liabilities) - 23.5%		13,225,354

NET ASSETS - 100.0%		$56,256,370

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $7,831,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $7,100,300)	101	$(106,177)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$38,255,491	$(570,529)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	36,916,929	(1,091,873)
		$(1,662,402)

See accompanying notes to the schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$40,788	0.1%
Aerospace/Defense	512,946	0.9%
Agriculture	631,219	1.1%
Airlines	15,876	NM
Apparel	176,831	0.3%
Auto Manufacturers	139,190	0.3%
Auto Parts & Equipment	67,105	0.1%
Banks	2,172,533	4.1%
Beverages	740,617	1.3%
Biotechnology	503,573	0.9%
Building Materials	13,128	NM
Chemicals	725,719	1.3%
Coal	37,400	0.1%
Commercial Services	544,576	0.9%
Computers	2,343,048	4.0%
Cosmetics/Personal Care	625,883	1.1%
Distribution/Wholesale	92,695	0.2%
Diversified Financial Services	539,063	0.9%
Electric	995,180	1.9%
Electrical Components & Equipment	94,291	0.2%
Electronics	179,957	0.3%
Energy - Alternate Sources	3,647	NM
Engineering & Construction	33,359	0.1%
Entertainment	8,474	NM
Environmental Control	74,689	0.1%
Food	584,903	1.0%
Forest Products & Paper	67,212	0.1%
Gas	88,367	0.2%
Hand/Machine Tools	40,706	0.1%
Healthcare - Products	1,019,840	1.8%
Healthcare - Services	373,331	0.7%
Holding Companies - Diversified	10,896	NM
Home Builders	42,492	0.1%
Home Furnishings	23,872	NM
Household Products/Wares	109,573	0.2%
Housewares	14,242	NM
Insurance	1,200,475	2.3%
Internet	984,981	1.7%
Iron/Steel	57,725	0.1%
Leisure Time	66,161	0.1%
Lodging	85,217	0.2%
Machinery - Construction & Mining	151,709	0.3%
Machinery - Diversified	198,152	0.3%
Media	1,043,138	1.8%
Metal Fabricate/Hardware	62,305	0.1%
Mining	192,116	0.3%
Miscellaneous Manufacturing	1,171,828	2.1%
Office/Business Equipment	27,179	NM
Oil & Gas	2,775,687	4.9%
Oil & Gas Services	468,783	0.8%
Packaging & Containers	37,764	0.1%
Pharmaceuticals	1,707,189	3.1%
Pipelines	175,617	0.3%
Real Estate	12,974	NM
REIT	629,639	1.2%
Retail	1,944,642	3.3%
Savings & Loans	19,778	NM
Semiconductors	599,153	1.1%
Software	1,122,820	1.9%
Telecommunications	1,542,971	2.8%
Textiles	11,289	NM
Toys/Games/Hobbies	39,509	0.1%
Transportation	480,994	0.9%
Other**	25,759,354	45.8%
Total	$56,256,370	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (58.5%)
Aaron’s, Inc. (Commercial Services)	1,035	$31,909
ACI Worldwide, Inc.* (Software)	575	22,483
Acuity Brands, Inc. (Electrical Components & Equipment)	690	44,643
Acxiom Corp.* (Software)	1,150	20,988
ADTRAN, Inc. (Telecommunications)	920	15,539
Advance Auto Parts, Inc. (Retail)	1,150	81,581
Advent Software, Inc.* (Software)	460	9,982
Aecom Technology Corp.* (Engineering & Construction)	1,725	37,036
Aeropostale, Inc.* (Retail)	1,265	15,117
Affiliated Managers Group, Inc.* (Diversified Financial Services)	805	101,832
AGCO Corp.* (Machinery - Diversified)	1,495	68,038
Alaska Air Group, Inc.* (Airlines)	1,035	39,578
Albemarle Corp. (Chemicals)	1,380	76,051
Alexander & Baldwin, Inc.* (Real Estate)	690	19,962
Alexandria Real Estate Equities, Inc. (REIT)	920	64,796
Alleghany Corp.* (Insurance)	230	79,948
Alliance Data Systems Corp.* (Commercial Services)	805	115,155
Alliant Energy Corp. (Electric)	1,725	77,107
Alliant Techsystems, Inc. (Aerospace/Defense)	460	26,353
Allscripts Healthcare Solutions, Inc.* (Software)	2,645	34,173
Alpha Natural Resources, Inc.* (Coal)	3,335	28,581
AMC Networks, Inc.* - Class A (Media)	920	42,982
American Campus Communities, Inc. (REIT)	1,610	72,949
American Eagle Outfitters, Inc. (Retail)	2,760	57,601
American Financial Group, Inc. (Insurance)	1,150	44,620
AMERIGROUP Corp.* (Healthcare - Services)	690	63,024
Ametek, Inc. (Electrical Components & Equipment)	3,680	130,823
ANN, Inc.* (Retail)	690	24,260
ANSYS, Inc.* (Software)	1,380	97,815
AOL, Inc.* (Internet)	1,380	47,375
Apollo Investment Corp. (Investment Companies)	3,105	24,685
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,035	53,075
Aqua America, Inc. (Water)	2,070	52,557
Arch Coal, Inc. (Coal)	3,220	25,631
Arrow Electronics, Inc.* (Electronics)	1,610	56,720
Arthur J. Gallagher & Co. (Insurance)	1,840	65,210
Ascena Retail Group, Inc.* (Retail)	1,840	36,432
Ashland, Inc. (Chemicals)	1,150	81,822
Aspen Insurance Holdings, Ltd. (Insurance)	1,035	33,482
Associated Banc-Corp. (Banks)	2,645	34,094
Astoria Financial Corp. (Savings & Loans)	1,265	12,688
Atmel Corp.* (Semiconductors)	6,670	31,116
Atmos Energy Corp. (Gas)	1,380	49,639
Atwood Oceanics, Inc.* (Oil & Gas)	920	43,976
Avnet, Inc.* (Electronics)	2,185	62,600
Bally Technologies, Inc.* (Entertainment)	575	28,704
BancorpSouth, Inc. (Banks)	1,265	17,900
Bank of Hawaii Corp. (Banks)	690	30,470
Barnes & Noble, Inc.* (Retail)	575	9,683
BE Aerospace, Inc.* (Aerospace/Defense)	1,610	72,596
Bill Barrett Corp.* (Oil & Gas)	690	15,808
BioMed Realty Trust, Inc. (REIT)	2,300	43,976
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	345	34,966
Black Hills Corp. (Electric)	690	24,681
Bob Evans Farms, Inc. (Retail)	460	17,512
BRE Properties, Inc. - Class A (REIT)	1,150	55,603
Brinker International, Inc. (Retail)	1,150	35,420
Broadridge Financial Solutions, Inc. (Software)	1,955	44,867
Brown & Brown, Inc. (Insurance)	1,840	47,012
Cabela’s, Inc.* (Retail)	690	30,919
Cabot Corp. (Chemicals)	920	32,899
Cadence Design Systems, Inc.* (Computers)	4,140	52,412
Camden Property Trust (REIT)	1,265	83,022
CARBO Ceramics, Inc. (Oil & Gas Services)	345	25,513
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	920	51,106
Carpenter Technology Corp. (Iron/Steel)	690	33,541
Carter’s, Inc.* (Apparel)	805	43,518
Cathay Bancorp, Inc. (Banks)	1,150	20,344
CBOE Holdings, Inc. (Diversified Financial Services)	1,380	40,696
Charles River Laboratories International, Inc.* (Biotechnology)	690	25,751
Chico’s FAS, Inc. (Retail)	2,530	47,058
Church & Dwight, Inc. (Household Products/Wares)	2,070	105,073
Ciena Corp.* (Telecommunications)	1,495	18,553
Cimarex Energy Co. (Oil & Gas)	1,265	72,333
Cinemark Holdings, Inc. (Entertainment)	1,610	39,751
City National Corp. (Banks)	690	35,259
Clarcor, Inc. (Miscellaneous Manufacturing)	805	36,418
Clean Harbors, Inc.* (Environmental Control)	690	40,262
Cleco Corp. (Electric)	920	39,698
Commerce Bancshares, Inc. (Banks)	1,150	43,792
Commercial Metals Co. (Metal Fabricate/Hardware)	1,725	23,736
Community Health Systems, Inc.* (Healthcare - Services)	1,380	37,840
Compass Minerals International, Inc. (Mining)	460	36,271
Compuware Corp.* (Software)	3,220	27,885
Concur Technologies, Inc.* (Software)	690	45,699
Convergys Corp. (Commercial Services)	1,725	28,997

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Con-way, Inc. (Transportation)	805	$23,434
Copart, Inc.* (Retail)	1,610	46,352
CoreLogic, Inc.* (Commercial Services)	1,610	38,318
Corporate Office Properties Trust (REIT)	1,150	28,693
Corrections Corp. of America (Commercial Services)	1,495	50,307
Covance, Inc.* (Healthcare - Services)	805	39,212
Crane Co. (Miscellaneous Manufacturing)	690	28,966
Cree, Inc.* (Semiconductors)	1,725	52,319
Cullen/Frost Bankers, Inc. (Banks)	920	50,875
Cypress Semiconductor Corp. (Semiconductors)	2,070	20,514
Cytec Industries, Inc. (Chemicals)	690	47,486
Deckers Outdoor Corp.* (Apparel)	575	16,462
Deluxe Corp. (Commercial Services)	805	25,366
DeVry, Inc. (Commercial Services)	920	24,159
Dick’s Sporting Goods, Inc. (Retail)	1,495	74,750
Diebold, Inc. (Computers)	920	27,370
Domtar Corp. (Forest Products & Paper)	575	45,856
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,070	66,800
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	1,035	21,083
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,150	59,259
Dril-Quip, Inc.* (Oil & Gas Services)	575	39,825
DST Systems, Inc. (Computers)	460	26,238
Duke Realty Corp. (REIT)	4,140	59,947
East West Bancorp, Inc. (Banks)	2,185	46,519
Eaton Vance Corp. (Diversified Financial Services)	1,725	48,542
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,725	49,439
Energen Corp. (Oil & Gas)	1,150	53,648
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,035	75,524
Equinix, Inc.* (Internet)	690	124,483
Equity One, Inc. (REIT)	920	19,228
Essex Property Trust, Inc. (REIT)	575	86,250
Esterline Technologies Corp.* (Aerospace/Defense)	460	26,583
Everest Re Group, Ltd. (Insurance)	805	89,394
Exelis, Inc. (Aerospace/Defense)	2,875	31,798
FactSet Research Systems, Inc. (Media)	575	52,066
Fair Isaac Corp. (Software)	460	21,436
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,955	22,991
Federal Realty Investment Trust (REIT)	920	99,203
Fidelity National Title Group, Inc. - Class A (Insurance)	3,220	68,940
First American Financial Corp. (Insurance)	1,610	36,628
First Niagara Financial Group, Inc. (Savings & Loans)	5,405	44,753
FirstMerit Corp. (Banks)	1,610	22,315
Flowers Foods, Inc. (Food)	1,725	33,965
Foot Locker, Inc. (Retail)	2,300	77,050
Forest Oil Corp.* (Oil & Gas)	1,840	13,947
Fortune Brands Home & Security, Inc.* (Building Materials)	2,415	68,683
FTI Consulting, Inc.* (Commercial Services)	690	17,912
Fulton Financial Corp. (Banks)	2,990	29,063
Gardner Denver, Inc. (Machinery - Diversified)	690	47,838
Gartner Group, Inc.* (Commercial Services)	1,380	64,046
GATX Corp. (Trucking & Leasing)	690	28,607
General Cable Corp.* (Electrical Components & Equipment)	805	22,967
Genesee & Wyoming, Inc.* - Class A (Transportation)	575	41,670
Gentex Corp. (Electronics)	2,185	37,626
Global Payments, Inc. (Commercial Services)	1,150	49,163
Graco, Inc. (Machinery - Diversified)	920	44,215
Granite Construction, Inc. (Engineering & Construction)	575	17,371
Great Plains Energy, Inc. (Electric)	2,300	51,612
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,955	47,233
Greenhill & Co., Inc. (Diversified Financial Services)	460	21,951
Greif, Inc. - Class A (Packaging & Containers)	460	19,302
GUESS?, Inc. (Retail)	920	22,798
Hancock Holding Co. (Banks)	1,265	39,961
Hanesbrands, Inc.* (Apparel)	1,495	50,038
Hanover Insurance Group, Inc. (Insurance)	690	24,916
Harris Teeter Supermarkets, Inc. (Food)	805	30,147
Harsco Corp. (Miscellaneous Manufacturing)	1,265	25,287
Hawaiian Electric Industries, Inc. (Electric)	1,495	38,691
HCC Insurance Holdings, Inc. (Insurance)	1,495	53,282
Health Management Associates, Inc.* - Class A (Healthcare - Services)	3,910	28,543
Health Net, Inc.* (Healthcare - Services)	1,265	27,223
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,495	25,849
Henry Schein, Inc.* (Healthcare - Products)	1,380	101,817
Herman Miller, Inc. (Office Furnishings)	920	17,839
Highwoods Properties, Inc. (REIT)	1,150	37,088
Hill-Rom Holdings, Inc. (Healthcare - Products)	920	25,843
Hillshire Brands Co. (Food)	1,840	47,858
HMS Holdings Corp.* (Commercial Services)	1,265	29,209
HNI Corp. (Office Furnishings)	690	18,989
HollyFrontier Corp. (Oil & Gas)	3,105	119,946
Hologic, Inc.* (Healthcare - Products)	4,025	82,996
Home Properties, Inc. (REIT)	805	48,936
Hospitality Properties Trust (REIT)	1,840	42,541
HSN, Inc. (Retail)	575	29,912

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hubbell, Inc. - Class B (Electrical Components & Equipment)	805	$67,395
Huntington Ingalls Industries, Inc.* (Shipbuilding)	805	34,116
IDACORP, Inc. (Electric)	805	36,000
IDEX Corp. (Machinery - Diversified)	1,265	53,800
IDEXX Laboratories, Inc.* (Healthcare - Products)	805	77,441
Informatica Corp.* (Software)	1,610	43,695
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	2,300	34,960
Ingredion, Inc. (Food)	1,150	70,679
Integrated Device Technology, Inc.* (Semiconductors)	2,185	11,886
InterDigital, Inc. (Telecommunications)	690	26,282
International Bancshares Corp. (Banks)	805	14,611
International Rectifier Corp.* (Semiconductors)	1,035	16,032
International Speedway Corp. - Class A (Entertainment)	345	8,798
Intersil Corp. - Class A (Semiconductors)	1,955	13,783
Intrepid Potash, Inc.* (Chemicals)	805	17,493
Itron, Inc.* (Electronics)	575	23,610
ITT Corp. (Miscellaneous Manufacturing)	1,380	28,704
ITT Educational Services, Inc.* (Commercial Services)	230	4,943
J.B. Hunt Transport Services, Inc. (Transportation)	1,380	81,006
Jack Henry & Associates, Inc. (Computers)	1,265	48,070
Janus Capital Group, Inc. (Diversified Financial Services)	2,875	24,438
Jarden Corp. (Household Products/Wares)	1,150	57,270
Jefferies Group, Inc. (Diversified Financial Services)	1,955	27,839
JetBlue Airways Corp.* (Airlines)	3,450	18,251
John Wiley & Sons, Inc. (Media)	690	29,932
Jones Lang LaSalle, Inc. (Real Estate)	690	53,641
Kansas City Southern Industries, Inc. (Transportation)	1,725	138,793
KB Home (Home Builders)	1,150	18,377
KBR, Inc. (Engineering & Construction)	2,185	60,873
Kemper Corp. (Insurance)	805	24,955
Kennametal, Inc. (Hand/Machine Tools)	1,265	44,806
Kirby Corp.* (Transportation)	805	46,271
Lamar Advertising Co.* - Class A (Advertising)	805	31,596
Lancaster Colony Corp. (Food)	345	25,109
Landstar System, Inc. (Transportation)	690	34,949
Lender Processing Services, Inc. (Commercial Services)	1,265	30,499
Lennox International, Inc. (Building Materials)	690	34,535
Lexmark International, Inc. - Class A (Computers)	1,035	22,004
Liberty Property Trust (REIT)	1,840	64,621
Life Time Fitness, Inc.* (Leisure Time)	575	25,812
LifePoint Hospitals, Inc.* (Healthcare - Services)	690	24,385
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,265	54,864
LKQ Corp.* (Distribution/Wholesale)	4,485	93,692
Louisiana-Pacific Corp.* (Building Materials)	2,070	32,685
M.D.C. Holdings, Inc. (Home Builders)	575	21,988
Mack-Cali Realty Corp. (REIT)	1,265	32,877
Manpower, Inc. (Commercial Services)	1,150	43,631
ManTech International Corp. - Class A (Software)	345	7,925
Martin Marietta Materials (Building Materials)	690	56,794
Masimo Corp.* (Healthcare - Products)	805	17,686
Matson, Inc. (Transportation)	690	14,663
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	460	13,234
MDU Resources Group, Inc. (Electric)	2,875	62,474
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	920	39,937
Mednax, Inc.* (Healthcare - Services)	805	55,529
MEMC Electronic Materials, Inc.* (Semiconductors)	3,565	8,984
Mentor Graphics Corp.* (Computers)	1,380	21,418
Mercury General Corp. (Insurance)	575	23,305
Meredith Corp. (Media)	575	19,245
Mettler Toledo International, Inc.* (Electronics)	460	77,910
Micros Systems, Inc.* (Computers)	1,265	57,418
Mine Safety Appliances Co. (Environmental Control)	460	17,756
Minerals Technologies, Inc. (Chemicals)	230	16,482
Mohawk Industries, Inc.* (Textiles)	920	76,792
Monster Worldwide, Inc.* (Commercial Services)	1,840	11,445
MSC Industrial Direct Co. - Class A (Retail)	690	51,474
MSCI, Inc.* - Class A (Software)	1,840	49,570
National Fuel Gas Co. (Gas)	1,265	66,665
National Instruments Corp. (Electronics)	1,380	32,513
National Retail Properties, Inc. (REIT)	1,610	51,005
NCR Corp.* (Computers)	2,415	51,391
NeuStar, Inc.* (Telecommunications)	1,035	37,870
New York Community Bancorp (Savings & Loans)	6,670	92,446
NewMarket Corp. (Chemicals)	115	31,201
Nordson Corp. (Machinery - Diversified)	805	47,519
Northern Oil and Gas, Inc.* (Oil & Gas)	920	13,947
NV Energy, Inc. (Electric)	3,565	67,771
NVR, Inc.* (Home Builders)	115	103,930
Oceaneering International, Inc. (Oil & Gas Services)	1,610	84,250
Office Depot, Inc.* (Retail)	4,370	10,838
OGE Energy Corp. (Electric)	1,495	86,081
Oil States International, Inc.* (Oil & Gas Services)	805	58,845

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Old Republic International Corp. (Insurance)	3,680	$36,358
Olin Corp. (Chemicals)	1,265	26,236
OMEGA Healthcare Investors, Inc. (REIT)	1,610	36,933
Omnicare, Inc. (Pharmaceuticals)	1,725	59,564
Oshkosh Truck Corp.* (Auto Manufacturers)	1,380	41,372
Owens & Minor, Inc. (Distribution/Wholesale)	920	26,192
Packaging Corp. of America (Packaging & Containers)	1,495	52,729
Panera Bread Co.* - Class A (Retail)	460	77,574
Parametric Technology Corp.* (Software)	1,840	37,131
Patterson-UTI Energy, Inc. (Oil & Gas)	2,300	37,214
Plains Exploration & Production Co.* (Oil & Gas)	1,955	69,715
Plantronics, Inc. (Telecommunications)	690	22,384
PNM Resources, Inc. (Electric)	1,265	28,032
Polaris Industries, Inc. (Leisure Time)	920	77,740
Polycom, Inc.* (Telecommunications)	2,645	26,502
Post Holdings, Inc.* (Food)	460	14,513
Potlatch Corp. (REIT)	575	22,126
Prosperity Bancshares, Inc. (Banks)	690	28,883
Protective Life Corp. (Insurance)	1,265	34,535
PVH Corp. (Retail)	1,035	113,839
QLogic Corp.* (Semiconductors)	1,380	12,944
Questar Corp. (Gas)	2,645	53,535
Quicksilver Resources, Inc.* (Oil & Gas)	1,840	7,121
Rackspace Hosting, Inc.* (Internet)	1,610	102,541
Ralcorp Holdings, Inc.* (Food)	805	58,114
Raymond James Financial Corp. (Diversified Financial Services)	1,725	65,792
Rayonier, Inc. (REIT)	1,840	90,178
Realty Income Corp. (REIT)	2,070	81,289
Regal-Beloit Corp. (Hand/Machine Tools)	690	44,974
Regency Centers Corp. (REIT)	1,380	66,268
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,150	163,646
Regis Corp. (Retail)	920	15,327
Reinsurance Group of America, Inc. (Insurance)	1,150	60,858
Reliance Steel & Aluminum Co. (Iron/Steel)	1,150	62,491
Rent-A-Center, Inc. (Commercial Services)	920	30,664
ResMed, Inc. (Healthcare - Products)	2,185	87,269
RF Micro Devices, Inc.* (Telecommunications)	4,255	18,765
Riverbed Technology, Inc.* (Computers)	2,300	42,481
Rock-Tenn Co. - Class A (Packaging & Containers)	1,035	75,751
Rollins, Inc. (Commercial Services)	1,035	23,463
Rosetta Resources, Inc.* (Oil & Gas)	805	37,062
Rovi Corp.* (Semiconductors)	1,610	21,783
Royal Gold, Inc. (Mining)	920	81,034
RPM, Inc. (Chemicals)	1,955	52,120
Saks, Inc.* (Retail)	1,610	16,551
Scholastic Corp. (Media)	345	11,382
Scientific Games Corp.* - Class A (Entertainment)	805	6,625
SEI Investments Co. (Commercial Services)	2,070	45,292
Semtech Corp.* (Semiconductors)	1,035	25,844
Senior Housing Properties Trust (REIT)	2,645	58,137
Sensient Technologies Corp. (Chemicals)	805	29,286
Service Corp. International (Commercial Services)	3,220	45,208
Shaw Group, Inc.* (Engineering & Construction)	1,035	45,323
Signature Bank* (Banks)	690	49,156
Signet Jewelers, Ltd. (Retail)	1,265	65,476
Silgan Holdings, Inc. (Packaging & Containers)	805	34,865
Silicon Laboratories, Inc.* (Semiconductors)	575	23,242
Skyworks Solutions, Inc.* (Semiconductors)	2,875	67,275
SL Green Realty Corp. (REIT)	1,380	103,913
SM Energy Co. (Oil & Gas)	1,035	55,807
Smithfield Foods, Inc.* (Food)	2,070	42,373
Solarwinds, Inc.* (Software)	920	46,543
Solera Holdings, Inc. (Software)	1,035	48,448
Sonoco Products Co. (Packaging & Containers)	1,495	46,539
Sotheby’s - Class A (Commercial Services)	1,035	32,219
SPX Corp. (Miscellaneous Manufacturing)	805	55,215
StanCorp Financial Group, Inc. (Insurance)	690	23,702
Steel Dynamics, Inc. (Iron/Steel)	3,335	42,188
STERIS Corp. (Healthcare - Products)	920	32,761
Strayer Education, Inc. (Commercial Services)	230	13,216
Superior Energy Services, Inc.* (Oil & Gas Services)	2,415	49,097
SUPERVALU, Inc. (Food)	3,220	10,014
SVB Financial Group* (Banks)	690	39,047
Synopsys, Inc.* (Computers)	2,300	74,061
Synovus Financial Corp. (Banks)	11,960	29,302
Taubman Centers, Inc. (REIT)	920	72,266
TCF Financial Corp. (Banks)	2,530	28,943
Tech Data Corp.* (Electronics)	575	25,478
Techne Corp. (Healthcare - Products)	575	38,732
Teleflex, Inc. (Healthcare - Products)	575	39,071
Telephone & Data Systems, Inc. (Telecommunications)	1,495	37,181
Tellabs, Inc. (Telecommunications)	5,290	15,447
Tempur-Pedic International, Inc.* (Home Furnishings)	920	24,325
Terex Corp.* (Machinery - Construction & Mining)	1,725	38,899
The Brink’s Co. (Miscellaneous Manufacturing)	690	18,154
The Cheesecake Factory, Inc. (Retail)	805	26,613

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Cooper Cos., Inc. (Healthcare - Products)	690	$66,226
The Corporate Executive Board Co. (Commercial Services)	460	20,682
The Macerich Co. (REIT)	2,070	117,989
The New York Times Co.* - Class A (Media)	1,840	15,051
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	575	24,616
The Timken Co. (Metal Fabricate/Hardware)	1,265	49,954
The Valspar Corp. (Chemicals)	1,265	70,878
The Warnaco Group, Inc.* (Apparel)	575	40,584
The Wendy’s Co. (Retail)	4,255	18,169
Thor Industries, Inc. (Home Builders)	690	26,241
Thoratec Corp.* (Healthcare - Products)	920	32,844
Tibco Software, Inc.* (Internet)	2,300	57,983
Tidewater, Inc. (Transportation)	805	38,246
Toll Brothers, Inc.* (Home Builders)	2,300	75,923
Tootsie Roll Industries, Inc. (Food)	345	9,194
Towers Watson & Co. - Class A (Commercial Services)	920	49,413
Tractor Supply Co. (Retail)	1,035	99,607
Trimble Navigation, Ltd.* (Electronics)	1,955	92,237
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,150	35,972
Triumph Group, Inc. (Aerospace/Defense)	805	52,663
Trustmark Corp. (Banks)	1,035	24,291
Tupperware Corp. (Household Products/Wares)	805	47,576
tw telecom, Inc.* (Telecommunications)	2,300	58,581
UDR, Inc. (REIT)	3,795	92,105
UGI Corp. (Gas)	1,725	55,700
Under Armour, Inc.* - Class A (Apparel)	1,150	60,099
Unit Corp.* (Oil & Gas)	690	27,842
United Rentals, Inc.* (Commercial Services)	1,380	56,110
United Therapeutics Corp.* (Biotechnology)	690	31,512
Universal Corp. (Agriculture)	345	17,098
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,380	57,117
URS Corp. (Engineering & Construction)	1,150	38,502
UTI Worldwide, Inc. (Transportation)	1,610	22,363
Valassis Communications, Inc.* (Commercial Services)	575	14,962
Valley National Bancorp (Banks)	2,990	29,123
Valmont Industries, Inc. (Metal Fabricate/Hardware)	345	46,610
ValueClick, Inc.* (Internet)	1,035	17,253
VCA Antech, Inc.* (Pharmaceuticals)	1,380	27,020
Vectren Corp. (Gas)	1,265	37,406
VeriFone Systems, Inc.* (Software)	1,610	47,720
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,335	160,880
Vishay Intertechnology, Inc.* (Electronics)	1,955	16,187
W.R. Berkley Corp. (Insurance)	1,725	67,085
Wabtec Corp. (Machinery - Diversified)	690	56,511
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,265	42,162
Washington Federal, Inc. (Savings & Loans)	1,610	27,016
Waste Connections, Inc. (Environmental Control)	1,840	60,407
Watsco, Inc. (Distribution/Wholesale)	460	31,441
Webster Financial Corp. (Banks)	1,150	25,300
Weingarten Realty Investors (REIT)	1,725	46,575
WellCare Health Plans, Inc.* (Healthcare - Services)	690	32,844
Werner Enterprises, Inc. (Transportation)	690	15,980
Westamerica Bancorp (Banks)	460	20,295
Westar Energy, Inc. (Electric)	1,955	58,064
WEX, Inc.* (Commercial Services)	575	42,424
WGL Holdings, Inc. (Gas)	805	32,015
Williams-Sonoma, Inc. (Retail)	1,265	58,481
WMS Industries, Inc.* (Leisure Time)	805	13,226
Woodward, Inc. (Electronics)	920	30,820
World Fuel Services Corp. (Retail)	1,150	39,905
Worthington Industries, Inc. (Metal Fabricate/Hardware)	805	17,404
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	805	28,924

TOTAL COMMON STOCKS (Cost $10,215,009)		17,444,809

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.7%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $10,351,061	$10,351,000	$10,351,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,351,000)		10,351,000

TOTAL INVESTMENT SECURITIES (Cost $20,566,009) - 93.2%		27,795,809
Net other assets (liabilities) - 6.8%		2,015,972

NET ASSETS - 100.0%		$29,811,781

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $4,691,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the schedules of portfolio investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $5,370,750)	55	$(118,488)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$19,939,786	$(163,201)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	16,938,122	(196,702)
		$(359,903)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$31,596	0.1%
Aerospace/Defense	209,993	0.7%
Agriculture	17,098	0.1%
Airlines	57,829	0.2%
Apparel	210,701	0.7%
Auto Manufacturers	41,372	0.1%
Banks	659,543	2.2%
Beverages	47,233	0.2%
Biotechnology	416,755	1.4%
Building Materials	192,697	0.6%
Chemicals	481,954	1.5%
Coal	54,212	0.2%
Commercial Services	938,712	3.2%
Computers	422,863	1.4%
Distribution/Wholesale	186,285	0.6%
Diversified Financial Services	373,252	1.2%
Electric	570,211	1.9%
Electrical Components & Equipment	341,352	1.2%
Electronics	455,701	1.5%
Engineering & Construction	199,105	0.7%
Entertainment	104,961	0.3%
Environmental Control	118,425	0.4%
Food	341,966	1.1%
Forest Products & Paper	45,856	0.2%
Gas	294,960	1.0%
Hand/Machine Tools	144,644	0.5%
Healthcare - Products	602,686	2.0%
Healthcare - Services	365,717	1.2%
Home Builders	246,459	0.8%
Home Furnishings	24,325	0.1%
Household Products/Wares	234,535	0.8%
Insurance	814,230	2.8%
Internet	349,635	1.2%
Investment Companies	24,685	0.1%
Iron/Steel	138,220	0.5%
Leisure Time	116,778	0.4%
Machinery - Construction & Mining	38,899	0.1%
Machinery - Diversified	346,845	1.2%
Media	170,658	0.6%
Metal Fabricate/Hardware	137,704	0.4%
Mining	117,305	0.4%
Miscellaneous Manufacturing	412,931	1.4%
Office Furnishings	36,828	0.1%
Oil & Gas	568,366	2.0%
Oil & Gas Services	342,638	1.2%
Packaging & Containers	229,186	0.8%
Pharmaceuticals	175,960	0.6%
Real Estate	73,603	0.3%
REIT	1,678,514	5.5%
Retail	1,200,299	3.9%
Savings & Loans	176,903	0.6%
Semiconductors	328,713	1.1%
Shipbuilding	34,116	0.1%
Software	606,360	2.1%
Telecommunications	277,104	0.9%
Textiles	76,792	0.3%
Transportation	457,375	1.5%
Trucking & Leasing	28,607	0.1%
Water	52,557	0.2%
Other**	12,366,972	41.5%
Total	$29,811,781	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to the schedules of portfolio investments.

UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (52.3%)
3D Systems Corp.* (Computers)	690	$30,015
8x8, Inc.* (Telecommunications)	2,070	13,559
AAR Corp. (Aerospace/Defense)	1,035	15,618
Abaxis, Inc.* (Healthcare - Products)	345	12,689
ABIOMED, Inc.* (Healthcare - Products)	575	11,397
ABM Industries, Inc. (Commercial Services)	1,495	28,405
Acacia Research Corp.* (Media)	920	23,893
Acadia Healthcare Co., Inc.* (Healthcare - Services)	575	11,828
Acadia Realty Trust (REIT)	805	20,672
Acco Brands Corp.* (Household Products/Wares)	2,530	18,317
Accretive Health, Inc.* (Commercial Services)	1,265	14,914
Accuray, Inc.* (Healthcare - Products)	1,610	11,206
Accuride Corp.* (Auto Parts & Equipment)	1,610	4,299
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,265	11,942
ACI Worldwide, Inc.* (Software)	575	22,483
Acorda Therapeutics, Inc.* (Biotechnology)	690	16,526
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,380	38,971
Acuity Brands, Inc. (Electrical Components & Equipment)	690	44,643
Acxiom Corp.* (Software)	1,610	29,383
ADTRAN, Inc. (Telecommunications)	1,150	19,424
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	805	9,507
Advent Software, Inc.* (Software)	460	9,982
Advisory Board Co.* (Commercial Services)	575	27,313
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	690	15,510
Aegion Corp.* (Engineering & Construction)	575	10,620
Aeropostale, Inc.* (Retail)	1,380	16,491
Aerovironment, Inc.* (Aerospace/Defense)	575	12,644
AFC Enterprises, Inc.* (Retail)	575	14,559
Affymax, Inc.* (Biotechnology)	805	18,346
Air Methods Corp.* (Healthcare - Services)	230	25,215
Aircastle, Ltd. (Trucking & Leasing)	1,495	16,639
Akorn, Inc.* (Pharmaceuticals)	1,495	17,955
Alaska Air Group, Inc.* (Airlines)	1,150	43,977
Albany International Corp. - Class A (Machinery - Diversified)	920	20,212
Align Technology, Inc.* (Healthcare - Products)	1,150	30,567
Alkermes PLC* (Pharmaceuticals)	2,300	42,619
Allegiant Travel Co.* (Airlines)	230	16,730
ALLETE, Inc. (Electric)	1,035	43,077
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	920	14,876
Alterra Capital Holdings, Ltd. (Insurance)	1,495	36,523
Altra Holdings, Inc. (Machinery - Diversified)	575	10,362
AMCOL International Corp. (Mining)	345	10,895
Amedisys, Inc.* (Healthcare - Services)	690	7,618
American Assets Trust, Inc. (REIT)	1,035	28,121
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,265	13,751
American Equity Investment Life Holding Co. (Insurance)	2,300	26,473
American Greetings Corp. - Class A (Household Products/Wares)	690	11,847
American Public Education, Inc.* (Commercial Services)	345	12,568
American Realty Capital Trust, Inc. (Investment Companies)	2,415	27,217
American Science & Engineering, Inc. (Electronics)	230	14,623
American States Water Co. (Water)	460	20,249
American Vanguard Corp. (Chemicals)	690	24,654
Ameristar Casinos, Inc. (Lodging)	575	10,494
Amkor Technology, Inc.* (Semiconductors)	2,070	8,942
AmSurg Corp.* (Healthcare - Services)	460	13,119
AmTrust Financial Services, Inc. (Insurance)	690	16,698
Analogic Corp. (Electronics)	230	16,942
Ancestry.com, Inc.* (Internet)	575	18,170
Angie’s List, Inc.* (Internet)	1,035	11,840
Anixter International, Inc. (Telecommunications)	460	26,965
ANN, Inc.* (Retail)	920	32,347
Annie’s, Inc.* (Food)	230	9,085
Antares Pharma, Inc.* (Pharmaceuticals)	2,645	10,077
Anworth Mortgage Asset Corp. (REIT)	2,070	12,710
Apogee Enterprises, Inc. (Building Materials)	805	16,398
Apollo Investment Corp. (Investment Companies)	2,990	23,771
Applied Industrial Technologies, Inc. (Machinery - Diversified)	920	37,343
Applied Micro Circuits Corp.* (Semiconductors)	1,840	10,672
Approach Resources, Inc.* (Oil & Gas)	575	14,162
Arabian American Development Co.* (Oil & Gas)	805	6,875
Arbitron, Inc. (Commercial Services)	345	12,544
Arch Coal, Inc. (Coal)	3,335	26,547
Arctic Cat, Inc.* (Leisure Time)	230	8,342
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,530	20,012
Argo Group International Holdings, Ltd. (Insurance)	460	15,824
Arkansas Best Corp. (Transportation)	805	6,480
Arlington Asset Investment Corp. - Class A (Investment Companies)	575	12,794
Array BioPharma, Inc.* (Pharmaceuticals)	2,760	11,426
Arris Group, Inc.* (Telecommunications)	2,530	34,763
ArthroCare Corp.* (Healthcare - Products)	460	13,837
Aruba Networks, Inc.* (Telecommunications)	1,725	31,343

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Asbury Automotive Group, Inc.* (Retail)	575	$18,239
Ashford Hospitality Trust (REIT)	1,380	11,854
Aspen Technology, Inc.* (Software)	1,610	39,895
Assisted Living Concepts, Inc. - class A (Healthcare - Services)	690	5,458
Associated Estates Realty Corp. (REIT)	1,380	20,686
Astec Industries, Inc.* (Machinery - Construction & Mining)	460	13,248
Astex Pharmaceuticals, Inc.* (Biotechnology)	4,945	11,769
Astoria Financial Corp. (Savings & Loans)	2,185	21,916
athenahealth, Inc.* (Software)	460	29,572
Atlantic Power Corp. (Electric)	1,610	24,182
Atlantic Tele-Network, Inc. (Telecommunications)	345	14,297
Atlas Air Worldwide Holdings, Inc.* (Transportation)	460	25,295
ATMI, Inc.* (Semiconductors)	575	11,356
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	690	14,131
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	3,680	10,525
Aveo Phamaceuticals, Inc.* (Biotechnology)	920	7,020
Avis Budget Group, Inc.* (Commercial Services)	1,725	28,514
Avista Corp. (Electric)	1,035	26,310
B&G Foods, Inc. - Class A (Food)	920	27,848
Badger Meter, Inc. (Electronics)	230	9,853
Balchem Corp. (Chemicals)	460	16,022
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	575	12,938
BancorpSouth, Inc. (Banks)	2,185	30,918
Bank of the Ozarks, Inc. (Banks)	575	18,826
Bankrate, Inc.* (Internet)	1,150	12,340
Banner Corp. (Banks)	460	13,335
Barnes & Noble, Inc.* (Retail)	575	9,683
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,035	23,681
BBCN Bancorp, Inc. (Banks)	2,185	26,066
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	690	22,315
bebe Stores, Inc. (Retail)	1,840	7,452
Belden, Inc. (Electrical Components & Equipment)	805	28,819
Benchmark Electronics, Inc.* (Electronics)	1,610	23,860
Berry Petroleum Co. - Class A (Oil & Gas)	920	35,430
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,955	9,149
Bill Barrett Corp.* (Oil & Gas)	920	21,077
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	460	12,770
BioScrip, Inc.* (Pharmaceuticals)	1,265	11,651
BJ’s Restaurants, Inc.* (Retail)	345	11,402
Black Box Corp. (Telecommunications)	345	7,562
Black Hills Corp. (Electric)	1,380	49,363
Blackbaud, Inc. (Software)	575	13,668
BlackRock Kelso Capital Corp. (Investment Companies)	1,150	11,512
Blount International, Inc.* (Miscellaneous Manufacturing)	1,495	19,779
Blucora, Inc.* (Internet)	690	12,110
Blyth, Inc. (Household Products/Wares)	230	5,253
Bob Evans Farms, Inc. (Retail)	345	13,134
Boise, Inc. (Forest Products & Paper)	1,610	13,508
Boston Beer Co., Inc.* - Class A (Beverages)	115	12,372
Boston Private Financial Holdings, Inc. (Banks)	1,265	11,663
Bottomline Technologies, Inc.* (Software)	805	18,837
Boyd Gaming Corp.* (Lodging)	1,610	9,934
Brady Corp. - Class A (Electronics)	1,150	35,375
Bridgepoint Education, Inc.* (Commercial Services)	805	8,050
Briggs & Stratton Corp. (Machinery - Diversified)	1,380	27,255
Bristow Group, Inc. (Transportation)	575	28,704
BroadSoft, Inc.* (Internet)	460	17,581
Brookline Bancorp, Inc. (Savings & Loans)	1,725	14,628
Brooks Automation, Inc. (Semiconductors)	1,150	8,303
Brown Shoe Co., Inc. (Retail)	920	14,518
Brunswick Corp. (Leisure Time)	1,265	29,841
Buckeye Technologies, Inc. (Forest Products & Paper)	575	15,065
Buffalo Wild Wings, Inc.* (Retail)	345	26,203
C&J Energy Services, Inc.* (Oil & Gas Services)	920	17,830
Cabela’s, Inc.* (Retail)	920	41,224
Cabot Microelectronics Corp. (Semiconductors)	460	13,708
CACI International, Inc.* - Class A (Computers)	460	23,198
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	2,415	8,549
Caesars Entertainment Corp.* (Lodging)	920	5,327
Calgon Carbon Corp.* (Environmental Control)	1,495	18,523
California Water Service Group (Water)	1,380	25,420
Calix, Inc.* (Telecommunications)	1,035	6,883
Callaway Golf Co. (Leisure Time)	1,380	7,535
Cal-Maine Foods, Inc. (Food)	230	9,920
Cambrex Corp.* (Biotechnology)	1,035	12,503
Campus Crest Communities, Inc. (REIT)	1,150	12,754
Cantel Medical Corp. (Healthcare - Products)	460	11,965
Capstead Mortgage Corp. (REIT)	1,725	21,252
Cardtronics, Inc.* (Commercial Services)	690	19,603
Career Education Corp.* (Commercial Services)	1,955	6,647
Carrizo Oil & Gas, Inc.* (Oil & Gas)	690	18,506
Casey’s General Stores, Inc. (Retail)	690	35,570
Cash America International, Inc. (Retail)	575	22,477

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cathay Bancorp, Inc. (Banks)	2,530	$44,755
Cavium, Inc.* (Semiconductors)	920	30,525
Cbeyond, Inc.* (Telecommunications)	1,380	10,571
CBIZ, Inc.* (Commercial Services)	1,495	8,252
CEC Entertainment, Inc. (Retail)	345	10,695
Cedar Realty Trust, Inc. (REIT)	2,185	11,559
Centene Corp.* (Healthcare - Services)	805	30,574
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,380	15,553
Central Pacific Financial Corp.* (Banks)	1,035	14,873
Century Aluminum Co.* (Mining)	1,840	13,156
Cepheid, Inc.* (Healthcare - Products)	1,150	34,857
Ceradyne, Inc. (Miscellaneous Manufacturing)	460	16,082
CEVA, Inc.* (Semiconductors)	575	8,711
CH Energy Group, Inc. (Electric)	230	14,957
Chart Industries, Inc.* (Machinery - Diversified)	460	32,563
Checkpoint Systems, Inc.* (Electronics)	1,150	9,338
Chemed Corp. (Commercial Services)	230	15,468
Chemtura Corp.* (Chemicals)	1,840	29,312
Chesapeake Lodging Trust (REIT)	690	13,007
CIBER, Inc.* (Computers)	1,955	6,100
Ciena Corp.* (Telecommunications)	1,380	17,126
Cincinnati Bell, Inc.* (Telecommunications)	2,875	14,979
CIRCOR International, Inc. (Metal Fabricate/Hardware)	460	15,865
Cirrus Logic, Inc.* (Semiconductors)	920	37,499
Citizens Republic Bancorp, Inc.* (Banks)	1,150	20,861
City Holding Co. (Banks)	230	8,078
Clarcor, Inc. (Miscellaneous Manufacturing)	920	41,621
Clayton Williams Energy, Inc.* (Oil & Gas)	345	14,611
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	1,150	13,168
Clearwater Paper Corp.* (Forest Products & Paper)	345	13,641
Cleco Corp. (Electric)	920	39,698
Cloud Peak Energy, Inc.* (Coal)	1,265	26,691
Clovis Oncology, Inc.* (Pharmaceuticals)	345	7,442
CNO Financial Group, Inc. (Insurance)	3,680	35,254
Coeur d’Alene Mines Corp.* (Mining)	1,725	53,320
Cogent Communications Group, Inc. (Internet)	805	17,477
Cognex Corp. (Machinery - Diversified)	805	29,351
Cohen & Steers, Inc. (Diversified Financial Services)	345	9,657
Coherent, Inc.* (Electronics)	460	20,999
Coinstar, Inc.* (Retail)	460	21,592
Colonial Properties Trust (REIT)	1,380	29,849
Colony Financial, Inc. (REIT)	1,610	32,216
Columbia Banking System, Inc. (Banks)	1,035	18,330
Columbia Sportswear Co. (Apparel)	345	19,458
Community Bank System, Inc. (Banks)	1,150	31,729
Community Trust Bancorp, Inc. (Banks)	230	7,802
CommVault Systems, Inc.* (Software)	690	43,103
comScore, Inc.* (Internet)	690	9,777
Comstock Resources, Inc.* (Oil & Gas)	920	15,750
Comverse Technology, Inc.* (Telecommunications)	3,680	24,250
Conceptus, Inc.* (Healthcare - Products)	460	8,666
CONMED Corp. (Healthcare - Products)	460	12,724
Consolidated Communications Holdings, Inc. (Telecommunications)	1,035	15,979
Constant Contact, Inc.* (Internet)	460	5,676
Convergys Corp. (Commercial Services)	2,530	42,529
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,035	20,835
Cornerstone OnDemand, Inc.* (Software)	805	22,532
CoStar Group, Inc.* (Commercial Services)	345	28,600
Cousins Properties, Inc. (REIT)	1,725	14,507
Cracker Barrel Old Country Store, Inc. (Retail)	345	21,959
Cray, Inc.* (Computers)	805	9,797
Credit Acceptance Corp.* (Diversified Financial Services)	115	9,390
CreXus Investment Corp. (REIT)	1,840	20,700
Crocs, Inc.* (Apparel)	1,495	18,837
CSG Systems International, Inc.* (Software)	920	18,961
CubeSmart (REIT)	1,840	24,141
Cubic Corp. (Aerospace/Defense)	460	22,448
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,035	44,401
Curis, Inc.* (Biotechnology)	2,070	7,887
Curtiss-Wright Corp. (Aerospace/Defense)	920	28,400
CVB Financial Corp. (Banks)	2,300	24,886
CVR Energy, Inc.* (Oil & Gas)	460	16,905
Cyberonics, Inc.* (Healthcare - Products)	345	15,956
Cymer, Inc.* (Electronics)	460	36,657
Dana Holding Corp. (Auto Parts & Equipment)	1,840	24,214
Darling International, Inc.* (Environmental Control)	2,415	39,920
DCT Industrial Trust, Inc. (REIT)	2,760	17,802
DealerTrack Holdings, Inc.* (Internet)	690	18,858
Delek US Holdings, Inc. (Oil & Gas)	575	14,806
Deltic Timber Corp. (Forest Products & Paper)	115	7,804
Deluxe Corp. (Commercial Services)	1,380	43,483
Demand Media, Inc.* (Media)	1,265	10,790
Dendreon Corp.* (Biotechnology)	2,530	9,614
DepoMed, Inc.* (Pharmaceuticals)	1,955	11,046
Dexcom, Inc.* (Healthcare - Products)	1,265	16,572
DFC Global Corp.* (Commercial Services)	1,035	17,440
DiamondRock Hospitality Co. (REIT)	2,990	25,355
Dice Holdings, Inc.* (Internet)	1,150	10,155
Digital River, Inc.* (Internet)	920	13,193
DigitalGlobe, Inc.* (Telecommunications)	805	20,882
Dime Community Bancshares, Inc. (Savings & Loans)	690	10,005

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DineEquity, Inc.* (Retail)	230	$14,421
Diodes, Inc.* (Semiconductors)	1,150	17,434
Dole Food Co., Inc.* (Food)	1,380	17,374
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	345	26,565
Domino’s Pizza, Inc. (Retail)	1,035	42,042
Dorman Products, Inc.* (Auto Parts & Equipment)	575	17,566
Douglas Dynamics, Inc. (Auto Parts & Equipment)	920	13,975
Dril-Quip, Inc.* (Oil & Gas Services)	575	39,824
Duff & Phelps Corp. - Class A (Diversified Financial Services)	690	8,577
DuPont Fabros Technology, Inc. (REIT)	1,265	27,147
DXP Enterprises, Inc.* (Machinery - Diversified)	230	11,323
Dycom Industries, Inc.* (Engineering & Construction)	805	11,463
Dynavax Technologies Corp.* (Biotechnology)	3,450	14,283
Dynex Capital, Inc. (REIT)	1,495	14,830
E.W. Scripps Co.* (Media)	1,035	10,981
Eagle Materials, Inc. (Building Materials)	690	36,549
EarthLink, Inc. (Internet)	1,840	11,666
EastGroup Properties, Inc. (REIT)	575	29,935
Ebix, Inc. (Software)	805	17,541
Echo Global Logistics, Inc.* (Transportation)	575	9,666
Education Realty Trust, Inc. (REIT)	1,725	18,164
El Paso Electric Co. (Electric)	1,380	46,906
Electronics for Imaging, Inc.* (Computers)	920	15,971
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	575	27,129
Ellie Mae, Inc.* (Diversified Financial Services)	575	14,375
EMCOR Group, Inc. (Engineering & Construction)	1,265	40,683
Emergent Biosolutions, Inc.* (Biotechnology)	805	10,698
Empire District Electric Co. (Electric)	1,380	29,959
Employers Holdings, Inc. (Insurance)	690	12,593
Emulex Corp.* (Semiconductors)	1,955	13,607
Encore Capital Group, Inc.* (Diversified Financial Services)	575	16,674
Encore Wire Corp. (Electrical Components & Equipment)	460	14,196
Endologix, Inc.* (Healthcare - Products)	1,035	13,931
Energy XXI (Bermuda), Ltd. (Oil & Gas)	920	30,452
EnerSys* (Electrical Components & Equipment)	805	27,756
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	345	12,613
Entegris, Inc.* (Semiconductors)	2,760	22,660
Entertainment Properties Trust (REIT)	1,035	46,005
Entropic Communications, Inc.* (Semiconductors)	2,070	9,957
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,725	11,333
EPL Oil & Gas, Inc.* (Oil & Gas)	690	14,932
Equity One, Inc. (REIT)	1,840	38,456
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	345	12,917
Esterline Technologies Corp.* (Aerospace/Defense)	460	26,583
Ethan Allen Interiors, Inc. (Home Furnishings)	460	13,529
Euronet Worldwide, Inc.* (Commercial Services)	1,150	23,334
EverBank Financial Corp. (Savings & Loans)	1,610	24,536
Evercore Partners, Inc. - Class A (Diversified Financial Services)	805	22,460
Exact Sciences Corp.* (Biotechnology)	1,265	11,967
ExactTarget, Inc.* (Internet)	690	16,091
ExamWorks Group, Inc.* (Commercial Services)	805	11,286
Exelixis, Inc.* (Biotechnology)	2,415	11,471
Exlservice Holdings, Inc.* (Commercial Services)	690	20,452
Exponent, Inc.* (Engineering & Construction)	230	12,645
Express, Inc.* (Retail)	1,495	16,639
Exterran Holdings, Inc.* (Oil & Gas Services)	1,265	25,275
Extreme Networks, Inc.* (Telecommunications)	2,645	8,623
EZCORP, Inc.* - Class A (Retail)	690	13,565
F.N.B. Corp. (Banks)	3,220	34,551
Fabrinet* (Miscellaneous Manufacturing)	690	6,645
Fair Isaac Corp. (Software)	460	21,436
FARO Technologies, Inc.* (Electronics)	230	9,246
FBL Financial Group, Inc. - Class A (Insurance)	460	15,700
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,495	8,626
Federal-Mogul Corp.* (Auto Parts & Equipment)	1,150	8,671
FEI Co. (Electronics)	575	31,654
FelCor Lodging Trust, Inc.* (REIT)	1,955	8,602
Ferro Corp.* (Chemicals)	2,070	5,444
Fifth & Pacific Cos., Inc.* (Retail)	1,610	17,678
Fifth Street Finance Corp. (Investment Companies)	1,495	16,310
Financial Engines, Inc.* (Diversified Financial Services)	690	16,567
Finisar Corp.* (Telecommunications)	1,495	17,222
First American Financial Corp. (Insurance)	2,185	49,709
First BanCorp.* (Banks)	3,335	14,140
First Cash Financial Services, Inc.* (Retail)	345	15,408
First Commonwealth Financial Corp. (Banks)	2,530	16,572
First Financial Bancorp (Banks)	1,150	18,055
First Financial Bankshares, Inc. (Banks)	460	16,666

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Industrial Realty Trust, Inc.* (REIT)	1,840	$24,564
First Midwest Bancorp, Inc. (Banks)	1,725	21,338
First Potomac Realty Trust (REIT)	1,495	17,805
First Solar, Inc.* (Energy - Alternate Sources)	1,150	27,957
FirstMerit Corp. (Banks)	2,070	28,690
Flagstone Reinsurance Holdings S.A. (Insurance)	1,150	10,166
Flotek Industries, Inc.* (Oil & Gas Services)	1,035	11,499
Forest Oil Corp.* (Oil & Gas)	2,530	19,177
FormFactor, Inc.* (Semiconductors)	1,265	5,768
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,035	23,091
Forward Air Corp. (Transportation)	345	11,513
Francesca’s Holdings Corp.* (Retail)	575	16,980
Franklin Street Properties Corp. (REIT)	1,265	14,434
Fred’s, Inc. (Retail)	690	9,350
Fresh Del Monte Produce, Inc. (Food)	1,150	28,946
FTI Consulting, Inc.* (Commercial Services)	920	23,883
Fuller (H.B.) Co. (Chemicals)	1,150	34,960
GasLog, Ltd.* (Transportation)	1,150	13,271
Generac Holdings, Inc. (Electrical Components & Equipment)	690	23,459
Genesco, Inc.* (Retail)	460	26,358
Genesee & Wyoming, Inc.* - Class A (Transportation)	690	50,004
Genomic Health, Inc.* (Healthcare - Products)	460	14,375
GenOn Energy, Inc.* (Electric)	7,015	18,029
GeoEye, Inc.* (Telecommunications)	805	25,253
Georgia Gulf Corp. (Chemicals)	575	20,349
Getty Realty Corp. (REIT)	690	12,634
Glacier Bancorp, Inc. (Banks)	1,380	20,010
Glatfelter (Forest Products & Paper)	1,610	28,674
Glimcher Realty Trust (REIT)	2,070	22,087
Global Cash Access Holdings, Inc.* (Commercial Services)	1,610	11,351
Global Power Equipment Group, Inc. (Machinery - Diversified)	460	7,774
Globe Specialty Metals, Inc. (Mining)	1,265	19,013
Glu Mobile, Inc.* (Software)	1,840	5,833
Gold Resource Corp. (Mining)	575	9,614
Government Properties Income Trust (REIT)	1,035	22,967
GP Strategies Corp.* (Miscellaneous Manufacturing)	460	8,855
Grand Canyon Education, Inc.* (Commercial Services)	1,035	22,522
Granite Construction, Inc. (Engineering & Construction)	920	27,793
Graphic Packaging Holding Co.* (Packaging & Containers)	2,645	15,658
Great Lakes Dredge & Dock Co. (Commercial Services)	1,380	10,971
Greatbatch, Inc.* (Healthcare - Products)	920	20,222
Green Dot Corp.* - Class A (Commercial Services)	690	7,031
Greenhill & Co., Inc. (Diversified Financial Services)	690	32,927
Group 1 Automotive, Inc. (Retail)	460	28,525
GSI Group, Inc.* (Electronics)	805	6,255
GT Advanced Technologies, Inc.* (Semiconductors)	2,070	8,984
Guidewire Software, Inc.* (Software)	460	14,094
GulfMark Offshore, Inc.* - Class A (Transportation)	460	14,867
Gulfport Energy Corp.* (Oil & Gas)	920	30,526
H&E Equipment Services, Inc. (Commercial Services)	690	10,502
Haemonetics Corp.* (Healthcare - Products)	460	37,581
Halcon Resources Corp.* (Oil & Gas)	2,185	14,137
Halozyme Therapeutics, Inc.* (Biotechnology)	1,610	8,517
Hancock Holding Co. (Banks)	1,495	47,226
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	805	20,407
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,725	15,094
Harmonic, Inc.* (Telecommunications)	3,105	13,476
Harris Teeter Supermarkets, Inc. (Food)	920	34,454
Harvest Natural Resources, Inc.* (Oil & Gas)	1,380	12,047
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	575	9,815
Headwaters, Inc.* (Energy - Alternate Sources)	1,725	12,403
Healthcare Realty Trust, Inc. (REIT)	1,265	29,715
Healthcare Services Group, Inc. (Commercial Services)	1,725	41,228
HEALTHSOUTH Corp.* (Healthcare - Services)	1,840	40,719
HealthStream, Inc.* (Internet)	345	8,811
Heartland Express, Inc. (Transportation)	1,725	24,064
Heartland Payment Systems, Inc. (Commercial Services)	920	23,994
HeartWare International, Inc.* (Healthcare - Products)	230	19,315
Hecla Mining Co. (Mining)	5,060	33,295
HEICO Corp. (Aerospace/Defense)	920	35,540
Helen of Troy, Ltd.* (Household Products/Wares)	460	13,902
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,955	33,801
Hercules Offshore, Inc.* (Oil & Gas)	4,255	20,254
Hercules Technology Growth Capital, Inc. (Private Equity)	1,035	11,178
Herman Miller, Inc. (Office Furnishings)	1,150	22,298
Hersha Hospitality Trust (REIT)	2,645	12,088
Hexcel Corp.* (Miscellaneous Manufacturing)	1,725	44,090

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HFF, Inc.* - Class A (Real Estate)	690	$9,612
Hibbett Sports, Inc.* (Retail)	345	18,627
Higher One Holdings, Inc.* (Diversified Financial Services)	920	11,620
Highwoods Properties, Inc. (REIT)	1,035	33,379
Hillenbrand, Inc. (Commercial Services)	1,840	37,664
Hilltop Holdings, Inc.* (Insurance)	920	12,503
Hittite Microwave Corp.* (Semiconductors)	460	26,054
HMS Holdings Corp.* (Commercial Services)	1,495	34,519
HNI Corp. (Office Furnishings)	690	18,989
Home Bancshares, Inc. (Banks)	345	11,951
Horace Mann Educators Corp. (Insurance)	1,150	22,092
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	575	19,918
HSN, Inc. (Retail)	690	35,893
Hub Group, Inc.* - Class A (Transportation)	690	21,397
Hudson Pacific Properties, Inc. (REIT)	1,265	23,997
Huron Consulting Group, Inc.* (Commercial Services)	460	13,271
IBERIABANK Corp. (Banks)	690	34,355
ICF International, Inc.* (Commercial Services)	460	8,441
Iconix Brand Group, Inc.* (Apparel)	1,150	21,287
ICU Medical, Inc.* (Healthcare - Products)	345	20,469
IDACORP, Inc. (Electric)	920	41,142
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,495	5,322
iGATE Corp.* (Computers)	575	9,229
II-VI, Inc.* (Electronics)	1,265	20,885
ImmunoGen, Inc.* (Biotechnology)	1,380	15,290
Impax Laboratories, Inc.* (Pharmaceuticals)	1,380	29,325
Imperva, Inc.* (Software)	460	14,504
Infinera Corp.* (Telecommunications)	2,760	13,579
Infoblox, Inc.* (Software)	460	7,641
Inland Real Estate Corp. (REIT)	2,185	17,851
InnerWorkings, Inc.* (Software)	920	13,266
Innophos Holdings, Inc. (Chemicals)	345	16,439
Innospec, Inc.* (Chemicals)	460	14,895
Insight Enterprises, Inc.* (Computers)	690	11,157
Insperity, Inc. (Commercial Services)	690	18,016
Insulet Corp.* (Healthcare - Products)	920	19,513
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	345	13,196
Integrated Device Technology, Inc.* (Semiconductors)	2,530	13,763
InterDigital, Inc. (Telecommunications)	805	30,662
Interface, Inc. (Office Furnishings)	1,610	23,039
Intermec, Inc.* (Machinery - Diversified)	1,840	12,475
InterMune, Inc.* (Biotechnology)	1,265	10,057
International Bancshares Corp. (Banks)	1,035	18,785
International Rectifier Corp.* (Semiconductors)	2,070	32,064
International Speedway Corp. - Class A (Entertainment)	805	20,528
Intersections, Inc. (Commercial Services)	575	5,342
Intersil Corp. - Class A (Semiconductors)	2,645	18,647
Interval Leisure Group, Inc. (Leisure Time)	690	13,151
Intralinks Holdings, Inc.* (Internet)	2,070	11,571
Invacare Corp. (Healthcare - Products)	920	12,558
InvenSense, Inc.* (Electronics)	805	9,016
Invesco Mortgage Capital, Inc. (REIT)	1,955	41,895
Investment Technology Group, Inc.* (Diversified Financial Services)	1,380	11,647
Investors Bancorp, Inc. (Savings & Loans)	1,955	35,170
ION Geophysical Corp.* (Oil & Gas Services)	2,185	14,115
IPC The Hospitalist Co.* (Healthcare - Services)	345	11,899
Iridium Communications, Inc.* (Telecommunications)	1,495	11,048
iRobot Corp.* (Machinery - Diversified)	460	8,266
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,495	17,387
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,185	18,900
Ixia* (Telecommunications)	920	12,889
J & J Snack Foods Corp. (Food)	230	13,172
j2 Global, Inc. (Computers)	1,150	34,547
Jack in the Box, Inc.* (Retail)	920	23,929
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,265	16,331
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	690	37,074
JDA Software Group, Inc.* (Software)	805	30,703
JetBlue Airways Corp.* (Airlines)	3,335	17,642
Jive Software, Inc.* (Software)	460	5,152
Jos. A. Bank Clothiers, Inc.* (Retail)	345	16,143
K12, Inc.* (Commercial Services)	575	11,770
Kaiser Aluminum Corp. (Mining)	230	13,933
Kaman Corp. (Aerospace/Defense)	345	12,834
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,035	22,739
Kaydon Corp. (Metal Fabricate/Hardware)	1,035	23,143
KB Home (Home Builders)	1,035	16,539
KBW, Inc. (Diversified Financial Services)	1,035	16,819
Kenexa Corp.* (Commercial Services)	575	26,427
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,150	16,330
Key Energy Services, Inc.* (Oil & Gas Services)	2,875	18,803
Keynote Systems, Inc. (Internet)	690	9,860
Knight Capital Group, Inc.* - Class A (Diversified Financial Services)	2,185	5,747
Knight Transportation, Inc. (Transportation)	2,185	33,037
Knoll, Inc. (Office Furnishings)	1,265	18,203
Kodiak Oil & Gas Corp.* (Oil & Gas)	3,795	35,066
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	345	12,317

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Korn/Ferry International* (Commercial Services)	1,380	$18,478
Kraton Performance Polymers, Inc.* (Chemicals)	690	15,056
Krispy Kreme Doughnuts, Inc.* (Retail)	1,840	13,671
Laclede Group, Inc. (Gas)	460	19,154
Lakeland Bancorp, Inc. (Banks)	690	6,852
Lancaster Colony Corp. (Food)	230	16,739
LaSalle Hotel Properties (REIT)	1,495	35,790
Lattice Semiconductor Corp.* (Semiconductors)	2,645	10,263
La-Z-Boy, Inc.* (Home Furnishings)	1,150	18,653
Leap Wireless International, Inc.* (Telecommunications)	1,265	6,755
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,265	11,183
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	6,440	13,331
Lexington Realty Trust (REIT)	2,185	20,736
Life Time Fitness, Inc.* (Leisure Time)	690	30,975
Ligand Phamaceuticals, Inc.* - Class B (Biotechnology)	575	8,867
Lindsay Manufacturing Co. (Machinery - Diversified)	345	26,348
Lions Gate Entertainment Corp.* (Entertainment)	1,380	23,018
Liquidity Services, Inc.* (Internet)	460	18,966
Lithia Motors, Inc. - Class A (Retail)	460	15,732
Littelfuse, Inc. (Electrical Components & Equipment)	345	18,492
Live Nation, Inc.* (Commercial Services)	2,300	21,045
LivePerson, Inc.* (Computers)	1,035	16,239
LogMeIn, Inc.* (Telecommunications)	460	11,353
Loral Space & Communications, Inc. (Telecommunications)	230	18,092
Louisiana-Pacific Corp.* (Building Materials)	1,840	29,054
LSB Industries, Inc.* (Miscellaneous Manufacturing)	460	18,524
LTC Properties, Inc. (REIT)	460	15,185
LTX-Credence Corp.* (Semiconductors)	1,380	7,687
Lufkin Industries, Inc. (Oil & Gas Services)	460	23,005
Lumber Liquidators Holdings, Inc.* (Retail)	460	25,677
Luminex Corp.* (Healthcare - Products)	575	9,246
M.D.C. Holdings, Inc. (Home Builders)	460	17,590
Magellan Health Services, Inc.* (Healthcare - Services)	460	23,069
magicJack VocalTec, Ltd.* (Internet)	460	9,361
Magnum Hunter Resources Corp.* (Oil & Gas)	3,450	13,179
Main Street Capital Corp. (Investment Companies)	690	20,721
MAKO Surgical Corp.* (Healthcare - Products)	575	8,711
Manhattan Associates, Inc.* (Computers)	345	20,700
MannKind Corp.* (Pharmaceuticals)	4,255	8,042
ManTech International Corp. - Class A (Software)	575	13,208
MAP Pharmaceuticals, Inc.* (Pharmaceuticals)	690	10,640
MarketAxess Holdings, Inc. (Diversified Financial Services)	805	25,148
Marriott Vacations Worldwide Corp.* (Entertainment)	575	22,621
Masimo Corp.* (Healthcare - Products)	1,150	25,266
MasTec, Inc.* (Engineering & Construction)	1,495	33,727
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	460	13,234
MAXIMUS, Inc. (Commercial Services)	690	38,074
MB Financial, Inc. (Banks)	805	16,309
McEwen Mining, Inc.* (Mining)	5,290	25,709
McGrath Rentcorp (Commercial Services)	460	12,080
McMoRan Exploration Co.* (Oil & Gas)	1,725	20,579
Meadowbrook Insurance Group, Inc. (Insurance)	1,035	5,817
Measurement Specialties, Inc.* (Electronics)	345	11,250
MedAssets, Inc.* (Software)	1,150	20,390
Medical Properties Trust, Inc. (REIT)	2,185	25,084
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,150	49,921
Medidata Solutions, Inc.* (Software)	345	14,497
Medley Capital Corp. (Private Equity)	1,150	16,560
MEMC Electronic Materials, Inc.* (Semiconductors)	4,025	10,143
Mentor Graphics Corp.* (Computers)	1,495	23,201
Meredith Corp. (Media)	805	26,944
Meridian Bioscience, Inc. (Healthcare - Products)	575	11,356
Merit Medical Systems, Inc.* (Healthcare - Products)	1,150	16,606
Meritage Homes Corp.* (Home Builders)	460	17,011
Meritor, Inc.* (Auto Parts & Equipment)	1,955	8,641
MetroCorp Bancshares, Inc.* (Banks)	1,035	10,495
Metropolitan Health Networks, Inc.* (Healthcare - Services)	1,035	11,313
MGIC Investment Corp.* (Insurance)	5,635	9,692
Micrel, Inc. (Semiconductors)	1,265	12,258
Microsemi Corp.* (Semiconductors)	1,265	24,288
MicroStrategy, Inc.* - Class A (Software)	115	10,864
Millennial Media, Inc.* (Advertising)	690	11,061
Mine Safety Appliances Co. (Environmental Control)	575	22,195
Minerals Technologies, Inc. (Chemicals)	230	16,482
MIPS Technologies, Inc.* (Semiconductors)	1,380	9,646
Mistras Group, Inc.* (Engineering & Construction)	460	10,161
MKS Instruments, Inc. (Semiconductors)	690	16,305
Mobile Mini, Inc.* (Storage/Warehousing)	1,035	18,030
Molina Healthcare, Inc.* (Healthcare - Services)	460	11,532

See accompanying notes to the schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,035		$13,124
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,150		12,765
Monolithic Power Systems, Inc.* (Semiconductors)	575		11,172
Monotype Imaging Holdings, Inc. (Software)	575		8,803
Monro Muffler Brake, Inc. (Commercial Services)	575		19,504
Monster Worldwide, Inc.* (Commercial Services)	2,185		13,591
Montpelier Re Holdings, Ltd. (Insurance)	1,495		34,190
Moog, Inc.* - Class A (Aerospace/Defense)	460		17,025
Move, Inc.* (Internet)	0	†	2
MTS Systems Corp. (Computers)	230		11,594
Mueller Industries, Inc. (Metal Fabricate/Hardware)	690		30,222
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,220		16,776
Multi-Color Corp. (Commercial Services)	460		10,451
Multimedia Games Holding Co., Inc.* (Entertainment)	690		10,971
MVC Capital, Inc. (Investment Companies)	690		8,528
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	115		12,077
Myers Industries, Inc. (Miscellaneous Manufacturing)	575		8,527
MYR Group, Inc.* (Engineering & Construction)	575		12,179
Nanometrics, Inc.* (Semiconductors)	690		9,494
Nash Finch Co. (Food)	460		8,846
National CineMedia, Inc. (Entertainment)	1,035		16,001
National Financial Partners* (Diversified Financial Services)	805		14,772
National Health Investors, Inc. (REIT)	460		24,569
National Penn Bancshares, Inc. (Banks)	2,875		25,674
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	805		29,084
Navigant Consulting Co.* (Commercial Services)	1,610		16,728
NBT Bancorp, Inc. (Banks)	575		12,230
Nektar Therapeutics* (Pharmaceuticals)	2,070		18,630
Nelnet, Inc. - Class A (Diversified Financial Services)	575		14,036
Neogen Corp.* (Pharmaceuticals)	345		14,763
NETGEAR, Inc.* (Telecommunications)	690		24,502
NetScout Systems, Inc.* (Computers)	690		17,064
Netspend Holdings, Inc.* (Diversified Financial Services)	1,150		12,317
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,955		14,330
Neutral Tandem, Inc. (Telecommunications)	690		3,188
New Jersey Resources Corp. (Gas)	690		30,677
NewLink Genetics Corp.* (Biotechnology)	575		7,929
Newpark Resources, Inc.* (Oil & Gas Services)	1,955		13,274
Newport Corp.* (Electronics)	805		8,710
NIC, Inc. (Internet)	1,265		18,090
NN, Inc.* (Metal Fabricate/Hardware)	805		6,665
Northern Oil and Gas, Inc.* (Oil & Gas)	1,035		15,691
Northwest Bancshares, Inc. (Savings & Loans)	2,645		31,476
Northwest Natural Gas Co. (Gas)	575		26,755
NorthWestern Corp. (Electric)	1,150		41,182
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,070		19,127
NuVasive, Inc.* (Healthcare - Products)	805		11,608
NxStage Medical, Inc.* (Healthcare - Products)	920		10,304
Oasis Petroleum, Inc.* (Oil & Gas)	1,265		37,152
Ocwen Financial Corp.* (Diversified Financial Services)	2,185		84,274
OCZ Technology Group, Inc.* (Computers)	1,955		2,639
Odyssey Marine Exploration, Inc.* (Commercial Services)	2,300		6,647
Office Depot, Inc.* (Retail)	6,210		15,401
OfficeMax, Inc. (Retail)	2,185		16,060
Old Dominion Freight Line, Inc.* (Transportation)	1,035		34,714
Old National Bancorp (Banks)	1,840		22,577
Olin Corp. (Chemicals)	1,610		33,391
OM Group, Inc.* (Chemicals)	805		16,285
OMEGA Healthcare Investors, Inc. (REIT)	2,070		47,485
Omeros Corp.* (Biotechnology)	920		8,648
OmniVision Technologies, Inc.* (Semiconductors)	805		11,512
On Assignment, Inc.* (Commercial Services)	1,035		19,748
Oncothyreon, Inc.* (Biotechnology)	1,840		9,347
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	690		9,315
OpenTable, Inc.* (Internet)	345		16,205
Opko Health, Inc.* (Pharmaceuticals)	2,645		11,321
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	805		7,680
Orbital Sciences Corp.* (Aerospace/Defense)	1,265		16,951
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,495		7,968
Oriental Financial Group, Inc. (Banks)	1,265		14,902
Orient-Express Hotels, Ltd.* - Class A (Lodging)	1,955		22,932
Oritani Financial Corp. (Savings & Loans)	1,150		17,572
Ormat Technologies, Inc. (Electric)	460		8,754
Orthofix International N.V.* (Healthcare - Products)	345		13,683
OSI Systems, Inc.* (Electronics)	345		27,341
Otter Tail Corp. (Electric)	575		13,875
Owens & Minor, Inc. (Distribution/Wholesale)	920		26,193

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	575	$9,131
PacWest Bancorp (Banks)	805	18,113
Papa John’s International, Inc.* (Retail)	345	18,395
Parametric Technology Corp.* (Software)	1,955	39,452
PAREXEL International Corp.* (Commercial Services)	1,035	31,764
Park Electrochemical Corp. (Electronics)	345	8,563
Park National Corp. (Banks)	230	15,307
Parker Drilling Co.* (Oil & Gas)	2,185	9,461
PDC Energy, Inc.* (Oil & Gas)	575	17,405
PDL BioPharma, Inc. (Biotechnology)	2,070	15,422
Pebblebrook Hotel Trust (REIT)	1,265	26,843
Pegasystems, Inc. (Software)	460	10,796
Penn Virginia Corp. (Oil & Gas)	1,265	5,718
Pennsylvania REIT (REIT)	1,035	17,109
PennyMac Mortgage Investment Trust (REIT)	1,150	29,256
Penske Automotive Group, Inc. (Retail)	1,265	38,709
Perficient, Inc.* (Internet)	1,150	13,076
Pharmacyclics, Inc.* (Pharmaceuticals)	920	56,183
PharMerica Corp.* (Pharmaceuticals)	920	11,242
PHH Corp.* (Commercial Services)	1,035	21,538
Photronics, Inc.* (Semiconductors)	1,495	7,311
Piedmont Natural Gas Co., Inc. (Gas)	1,150	36,652
Pier 1 Imports, Inc. (Retail)	1,495	30,498
Pilgrim’s Pride Corp.* (Food)	2,185	12,302
Pinnacle Entertainment, Inc.* (Entertainment)	1,150	14,674
Pinnacle Financial Partners, Inc.* (Banks)	920	17,986
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,610	10,626
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	575	15,439
Plantronics, Inc. (Telecommunications)	690	22,384
Platinum Underwriters Holdings, Ltd. (Insurance)	920	40,847
Plexus Corp.* (Electronics)	690	18,568
PNM Resources, Inc. (Electric)	2,300	50,967
PolyOne Corp. (Chemicals)	1,265	23,946
Pool Corp. (Distribution/Wholesale)	345	14,531
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	345	36,104
Portland General Electric Co. (Electric)	1,610	44,114
Post Holdings, Inc.* (Food)	690	21,770
Potlatch Corp. (REIT)	575	22,126
Power Integrations, Inc. (Semiconductors)	575	17,009
Power-One, Inc.* (Electrical Components & Equipment)	1,840	7,415
Preferred Bank* (Banks)	690	9,805
Premiere Global Services, Inc.* (Telecommunications)	1,495	12,708
Prestige Brands Holdings, Inc.* (Household Products/Wares)	1,150	19,999
PriceSmart, Inc. (Retail)	460	38,175
Primerica, Inc. (Insurance)	1,955	55,248
Primoris Services Corp. (Holding Companies - Diversified)	1,035	14,459
Primus Telecommunications Group, Inc. (Telecommunications)	690	10,095
PrivateBancorp, Inc. (Banks)	1,495	24,159
Progress Software Corp.* (Software)	1,150	22,678
Prospect Capital Corp. (Investment Companies)	1,955	23,147
Prosperity Bancshares, Inc. (Banks)	1,265	52,952
Proto Labs, Inc.* (Miscellaneous Manufacturing)	345	11,972
Provident Financial Services, Inc. (Savings & Loans)	1,265	18,975
PS Business Parks, Inc. (REIT)	460	29,500
PSS World Medical, Inc.* (Healthcare - Products)	1,035	29,622
QLIK Technologies, Inc.* (Software)	1,610	29,640
QLogic Corp.* (Semiconductors)	2,185	20,495
Quad Graphics, Inc. (Commercial Services)	690	12,648
Quaker Chemical Corp. (Chemicals)	230	12,188
Quality Systems, Inc. (Software)	690	12,041
Quanex Building Products Corp. (Building Materials)	805	15,915
Quantum Corp.* (Computers)	5,175	5,434
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	920	23,442
Quicksilver Resources, Inc.* (Oil & Gas)	2,300	8,901
Quidel Corp.* (Healthcare - Products)	575	10,080
QuinStreet, Inc.* (Internet)	1,380	8,446
Radian Group, Inc. (Insurance)	3,450	16,181
RadioShack Corp. (Retail)	3,565	7,986
Rambus, Inc.* (Semiconductors)	2,530	12,245
Raven Industries, Inc. (Miscellaneous Manufacturing)	460	12,553
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	345	17,133
RealD, Inc.* (Computers)	920	8,602
RealPage, Inc.* (Software)	805	17,573
Redwood Trust, Inc. (REIT)	1,610	25,100
Regis Corp. (Retail)	1,495	24,907
Rent-A-Center, Inc. (Commercial Services)	1,035	34,497
Resolute Energy Corp.* (Oil & Gas)	1,725	15,318
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,070	25,254
Resources Connection, Inc. (Commercial Services)	1,150	14,191
Responsys, Inc.* (Internet)	1,150	10,281
Retail Opportunity Investments Corp. (REIT)	1,495	18,927
Rex Energy Corp.* (Oil & Gas)	1,035	13,703
Rexnord Corp.* (Metal Fabricate/Hardware)	920	16,671
RF Micro Devices, Inc.* (Telecommunications)	4,140	18,257
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	1,610	14,345

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
RLI Corp. (Insurance)	345	$23,522
RLJ Lodging Trust (REIT)	2,300	40,985
Robbins & Myers, Inc. (Machinery - Diversified)	805	47,721
Rockwell Medical, Inc.* (Healthcare - Products)	805	5,788
Rofin-Sinar Technologies, Inc.* (Electronics)	575	10,471
Rogers Corp.* (Electronics)	230	9,064
Rosetta Resources, Inc.* (Oil & Gas)	690	31,768
Roundy’s, Inc. (Retail)	1,265	6,629
Rouse Properties, Inc. (REIT)	1,150	17,319
RPX Corp.* (Commercial Services)	805	8,477
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	805	18,346
Ryman Hospitality Properties, Inc.* (Lodging)	575	22,431
S&T Bancorp, Inc. (Banks)	460	8,082
Sabra Health Care REIT, Inc. (REIT)	690	15,332
Saks, Inc.* (Retail)	2,875	29,554
Sanderson Farms, Inc. (Food)	345	15,625
Sanmina-SCI Corp.* (Electronics)	1,840	16,358
Santarus, Inc.* (Pharmaceuticals)	1,265	11,549
Sapient Corp.* (Internet)	2,415	24,825
Sauer-Danfoss, Inc. (Machinery - Diversified)	345	13,821
ScanSource, Inc.* (Distribution/Wholesale)	460	13,455
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	575	16,393
Scholastic Corp. (Media)	575	18,969
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	460	16,114
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,495	8,237
Scientific Games Corp.* - Class A (Entertainment)	1,495	12,304
Seattle Genetics, Inc.* (Biotechnology)	1,495	37,614
Select Comfort Corp.* (Home Furnishings)	920	25,604
Select Income REIT (REIT)	575	14,208
Select Medical Holdings Corp.* (Healthcare - Services)	1,380	14,613
Selective Insurance Group, Inc. (Insurance)	1,265	23,390
SemGroup Corp.* - Class A (Pipelines)	805	31,105
Semtech Corp.* (Semiconductors)	920	22,972
Sensient Technologies Corp. (Chemicals)	1,035	37,653
Sequenom, Inc.* (Biotechnology)	2,875	8,941
ServiceSource International, Inc.* (Commercial Services)	1,150	10,362
Shenandoah Telecommunications Co. (Telecommunications)	690	10,847
SHFl Entertainment, Inc.* (Entertainment)	920	13,000
Shutterfly, Inc.* (Internet)	575	17,400
Silicon Graphics International Corp.* (Computers)	1,265	9,766
Silicon Image, Inc.* (Semiconductors)	2,070	9,108
Simpson Manufacturing Co., Inc. (Building Materials)	690	21,017
Six Flags Entertainment Corp. (Entertainment)	690	39,405
Skechers U.S.A., Inc.* - Class A (Apparel)	690	11,454
SkyWest, Inc. (Airlines)	1,380	15,111
Smart Balance, Inc.* (Food)	1,380	16,422
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,610	15,456
Smith Corp. (Miscellaneous Manufacturing)	1,150	69,885
Snyders-Lance, Inc. (Food)	1,380	34,969
Solar Capital, Ltd. (Investment Companies)	690	15,732
Solazyme, Inc.* (Energy - Alternate Sources)	690	5,589
Sonic Automotive, Inc. (Retail)	1,495	29,002
Sonic Corp.* (Retail)	1,265	12,612
Sonus Networks, Inc.* (Telecommunications)	5,750	10,695
Sotheby’s - Class A (Commercial Services)	1,035	32,220
Sourcefire, Inc.* (Internet)	460	19,682
South Jersey Industries, Inc. (Gas)	575	29,089
Southwest Gas Corp. (Gas)	690	29,994
Sovran Self Storage, Inc. (REIT)	460	26,588
Spansion, Inc.* - Class A (Computers)	1,380	15,304
Spectrum Brands Holdings, Inc. (Household Products/Wares)	1,035	47,082
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	1,265	14,117
Spirit Airlines, Inc.* (Airlines)	805	14,128
SS&C Technologies Holdings, Inc.* (Software)	1,265	30,398
STAG Industrial, Inc. (REIT)	1,150	19,918
Stage Stores, Inc. (Retail)	690	16,905
Standard Motor Products, Inc. (Auto Parts & Equipment)	690	12,958
Standard Pacific Corp.* (Home Builders)	2,070	14,283
Star Scientific, Inc.* (Agriculture)	3,335	10,105
Starwood Property Trust, Inc. (REIT)	2,300	52,715
State Auto Financial Corp. (Insurance)	345	5,568
State Bank Finacial Corp. (Banks)	575	8,723
STEC, Inc.* (Computers)	1,610	9,451
Steelcase, Inc. - Class A (Office Furnishings)	2,645	26,477
Stepan Co. (Chemicals)	115	11,017
STERIS Corp. (Healthcare - Products)	1,150	40,951
Steven Madden, Ltd.* (Apparel)	575	24,679
Stifel Financial Corp.* (Diversified Financial Services)	920	29,164
Stillwater Mining Co.* (Mining)	2,300	23,943
Stone Energy Corp.* (Oil & Gas)	805	18,990
Stratasys, Inc.* (Computers)	345	23,001
Strategic Hotels & Resorts, Inc.* (REIT)	3,450	18,941
Strayer Education, Inc. (Commercial Services)	230	13,216

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	345	$16,295
Sun Communities, Inc. (REIT)	460	19,311
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,725	14,594
SunCoke Energy, Inc.* (Coal)	1,265	20,329
SunPower Corp.* (Electrical Components & Equipment)	2,070	8,922
Sunstone Hotel Investors, Inc.* (REIT)	2,415	23,860
Super Micro Computer, Inc.* (Computers)	690	5,458
SUPERVALU, Inc. (Food)	4,715	14,664
Susquehanna Bancshares, Inc. (Banks)	3,910	40,546
Susser Holdings Corp.* (Retail)	345	12,399
Swift Energy Co.* (Oil & Gas)	920	15,373
Swift Transportation Co.* (Transportation)	1,725	16,818
Swisher Hygiene, Inc.* (Commercial Services)	4,830	7,148
Sykes Enterprises, Inc.* (Computers)	805	10,964
Symetra Financial Corp. (Insurance)	2,530	30,234
Symmetry Medical, Inc.* (Healthcare - Products)	1,265	11,587
Synageva BioPharma Corp.* (Pharmaceuticals)	345	14,587
Synaptics, Inc.* (Computers)	920	21,307
Synchronoss Technologies, Inc.* (Software)	690	14,138
SYNNEX Corp.* (Software)	690	22,349
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,495	11,766
Syntel, Inc. (Computers)	230	13,710
Take-Two Interactive Software, Inc.* (Software)	1,610	17,952
TAL International Group, Inc. (Trucking & Leasing)	575	19,630
Tangoe, Inc.* (Software)	690	8,915
Targa Resources Corp. (Oil & Gas Services)	460	23,428
Team Health Holdings, Inc.* (Commercial Services)	920	24,481
Team, Inc.* (Commercial Services)	345	11,309
Teledyne Technologies, Inc.* (Aerospace/Defense)	460	29,454
TeleTech Holdings, Inc.* (Commercial Services)	1,150	19,366
Tellabs, Inc. (Telecommunications)	7,935	23,170
Tennant Co. (Machinery - Diversified)	345	12,910
Tenneco, Inc.* (Auto Parts & Equipment)	805	24,593
Tessera Technologies, Inc. (Semiconductors)	1,150	16,296
Tetra Tech, Inc.* (Environmental Control)	1,725	44,747
TETRA Technologies, Inc.* (Oil & Gas Services)	2,070	11,075
Texas Capital Bancshares, Inc.* (Banks)	805	38,212
Texas Industries, Inc.* (Building Materials)	575	24,800
Texas Roadhouse, Inc. (Retail)	1,035	16,850
Textainer Group Holdings, Ltd. (Trucking & Leasing)	345	10,419
The Active Network, Inc.* (Internet)	1,265	11,208
The Andersons, Inc. (Agriculture)	345	13,552
The Brink’s Co. (Miscellaneous Manufacturing)	1,265	33,282
The Buckle, Inc. (Retail)	460	20,778
The Cato Corp. - Class A (Retail)	460	13,055
The Cheesecake Factory, Inc. (Retail)	805	26,613
The Chefs’ Warehouse, Inc.* (Food)	460	7,102
The Children’s Place Retail Stores, Inc.* (Retail)	460	26,878
The Corporate Executive Board Co. (Commercial Services)	575	25,852
The Ensign Group, Inc. (Healthcare - Services)	345	10,060
The Finish Line, Inc. - Class A (Retail)	920	19,141
The Geo Group, Inc. (Commercial Services)	1,840	51,004
The Greenbrier Cos., Inc.* (Trucking & Leasing)	575	10,011
The Hain Celestial Group, Inc.* (Food)	575	33,234
The Jones Group, Inc. (Apparel)	2,070	24,447
The Medicines Co.* (Biotechnology)	690	15,125
The Men’s Wearhouse, Inc. (Retail)	690	22,625
The Middleby Corp.* (Machinery - Diversified)	230	28,738
The New York Times Co.* - Class A (Media)	1,840	15,051
The Ryland Group, Inc. (Home Builders)	575	19,476
The Ultimate Software Group, Inc.* (Software)	345	34,969
The Warnaco Group, Inc.* (Apparel)	690	48,700
Theravance, Inc.* (Pharmaceuticals)	1,150	25,887
Thermon Group Holdings, Inc.* (Oil & Gas Services)	460	11,426
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,035	4,254
Titan International, Inc. (Auto Parts & Equipment)	805	16,889
Titan Machinery, Inc.* (Distribution/Wholesale)	345	8,159
TiVo, Inc.* (Home Furnishings)	1,840	18,676
TNS, Inc.* (Commercial Services)	460	6,587
Tootsie Roll Industries, Inc. (Food)	690	18,389
Tornier N.V.* (Healthcare - Products)	460	7,866
Tower Group, Inc. (Insurance)	1,035	18,651
TowneBank (Banks)	690	10,743
TPC Group, Inc.* (Chemicals)	230	10,345
TreeHouse Foods, Inc.* (Food)	575	30,791
Trex Co., Inc.* (Building Materials)	345	12,054
Triangle Capital Corp. (Investment Companies)	805	20,954
TriMas Corp.* (Miscellaneous Manufacturing)	690	17,305
TriQuint Semiconductor, Inc.* (Semiconductors)	2,990	14,053
Trius Therapeutics, Inc.* (Biotechnology)	1,495	8,193

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
True Religion Apparel, Inc. (Apparel)	460	$11,799
TrueBlue, Inc.* (Commercial Services)	1,380	18,009
TrustCo Bank Corp. NY (Banks)	1,725	9,626
Trustmark Corp. (Banks)	1,265	29,690
TTM Technologies, Inc.* (Electronics)	1,840	16,560
Tumi Holdings, Inc.* (Household Products/Wares)	575	12,880
Tutor Perini Corp.* (Engineering & Construction)	1,035	10,495
Two Harbors Investment Corp. (REIT)	1,610	19,207
Tyler Technologies, Inc.* (Software)	460	21,993
UIL Holdings Corp. (Electric)	1,035	37,436
Ultratech Stepper, Inc.* (Semiconductors)	460	14,219
UMB Financial Corp. (Banks)	805	35,847
Umpqua Holdings Corp. (Banks)	2,415	29,197
UniFirst Corp. (Textiles)	230	16,001
Unisys Corp.* (Computers)	690	11,765
United Bankshares, Inc. (Banks)	690	16,443
United Community Banks, Inc.* (Banks)	1,265	11,006
United Natural Foods, Inc.* (Food)	920	48,980
United Stationers, Inc. (Distribution/Wholesale)	920	26,698
Universal American Corp.* (Insurance)	1,380	12,475
Universal Corp. (Agriculture)	690	34,196
Universal Display Corp.* (Electrical Components & Equipment)	575	18,849
Universal Forest Products, Inc. (Building Materials)	345	13,283
Universal Technical Institute, Inc. (Commercial Services)	690	8,846
UNS Energy Corp. (Electric)	690	29,422
US Airways Group, Inc.* (Airlines)	2,185	26,613
USANA Health Sciences, Inc.* (Pharmaceuticals)	230	9,922
USG Corp.* (Building Materials)	1,150	30,716
VAALCO Energy, Inc.* (Oil & Gas)	1,265	10,335
Vail Resorts, Inc. (Entertainment)	575	32,648
Valassis Communications, Inc.* (Commercial Services)	805	20,946
ValueClick, Inc.* (Internet)	1,495	24,921
Vector Group, Ltd. (Agriculture)	1,610	26,501
Veeco Instruments, Inc.* (Semiconductors)	690	21,183
Verint Systems, Inc.* (Software)	460	12,544
Viad Corp. (Commercial Services)	690	14,635
ViaSat, Inc.* (Telecommunications)	575	22,333
Vical, Inc.* (Biotechnology)	2,300	7,843
ViewPoint Financial Group, Inc. (Savings & Loans)	805	16,744
VirnetX Holding Corp.* (Internet)	690	20,734
ViroPharma, Inc.* (Pharmaceuticals)	1,265	31,941
VistaPrint N.V.* (Commercial Services)	690	21,024
Vitamin Shoppe, Inc.* (Retail)	575	32,913
VIVUS, Inc.* (Pharmaceuticals)	1,495	22,276
Vocera Communications, Inc.* (Computers)	345	9,277
Vocus, Inc.* (Internet)	575	10,206
Volcano Corp.* (Healthcare - Products)	920	26,330
Volterra Semiconductor Corp.* (Semiconductors)	805	14,627
Vonage Holdings Corp.* (Telecommunications)	6,440	14,619
W&T Offshore, Inc. (Oil & Gas)	1,035	17,543
Wabash National Corp.* (Auto Manufacturers)	1,495	9,433
Walter Investment Management Corp.* (REIT)	345	16,674
Washington REIT (REIT)	1,150	29,567
Watsco, Inc. (Distribution/Wholesale)	345	23,581
Watts Water Technologies, Inc. - Class A (Electronics)	805	32,385
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,840	15,217
Web.com Group, Inc.* (Internet)	805	12,703
WebMD Health Corp.* (Internet)	1,265	18,861
Websense, Inc.* (Internet)	575	7,602
Webster Financial Corp. (Banks)	1,840	40,479
Weis Markets, Inc. (Food)	230	9,467
WellCare Health Plans, Inc.* (Healthcare - Services)	575	27,370
Werner Enterprises, Inc. (Transportation)	1,610	37,288
WesBanco, Inc. (Banks)	345	7,590
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	690	9,212
West Pharmaceutical Services, Inc. (Healthcare - Products)	690	37,169
Westamerica Bancorp (Banks)	460	20,295
Western Alliance Bancorp* (Banks)	1,380	14,159
Western Refining, Inc. (Oil & Gas)	920	22,880
WEX, Inc.* (Commercial Services)	805	59,392
WGL Holdings, Inc. (Gas)	690	27,441
Winnebago Industries, Inc.* (Home Builders)	920	11,592
Wintrust Financial Corp. (Banks)	690	25,496
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,610	10,320
WMS Industries, Inc.* (Leisure Time)	1,035	17,005
Wolverine World Wide, Inc. (Apparel)	805	33,705
Woodward, Inc. (Electronics)	920	30,820
World Acceptance Corp.* (Diversified Financial Services)	230	15,355
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,610	34,808
Wright Medical Group, Inc.* (Healthcare - Products)	690	14,021
XO Group, Inc.* (Internet)	1,265	10,183
XPO Logistics, Inc.* (Transportation)	575	7,895
Yelp, Inc.* (Internet)	345	8,315
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,725	8,125
Zipcar, Inc.* (Commercial Services)	1,035	6,489

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zumiez, Inc.* (Retail)	460	$11,643

TOTAL COMMON STOCKS (Cost $15,284,508)		18,996,906

	Principal Amount	Value
Repurchase Agreements(a)(b)(46.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $16,880,099	$16,880,000	$16,880,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,880,000)		16,880,000

TOTAL INVESTMENT SECURITIES (Cost $32,164,508) - 98.7%		35,876,906
Net other assets (liabilities) - 1.3%		489,246

NET ASSETS - 100.0%		$36,366,152

†                                         Number of shares is less than 0.50

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $7,374,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 12/24/12 (Underlying notional amount at value $6,517,600)	80	$(136,958)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$22,784,409	$(220,283)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	24,989,990	(855,747)
		$(1,076,030)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$11,061	NM
Aerospace/Defense	217,497	0.6%
Agriculture	84,354	0.2%
Airlines	134,201	0.3%
Apparel	214,366	0.6%
Auto Manufacturers	9,433	NM
Auto Parts & Equipment	166,392	0.5%
Banks	1,160,894	3.2%
Beverages	12,372	NM
Biotechnology	453,716	1.2%
Building Materials	199,786	0.5%
Chemicals	338,438	1.1%
Coal	73,567	0.2%
Commercial Services	1,353,246	3.8%
Computers	375,490	1.0%
Cosmetics/Personal Care	27,129	0.1%
Distribution/Wholesale	147,009	0.3%
Diversified Financial Services	471,622	1.3%
Electric	559,373	1.6%
Electrical Components & Equipment	202,058	0.6%
Electronics	434,793	1.2%
Energy - Alternate Sources	59,117	0.2%
Engineering & Construction	169,766	0.5%
Entertainment	205,170	0.6%
Environmental Control	125,385	0.4%
Food	430,099	1.3%
Forest Products & Paper	158,016	0.5%
Gas	199,762	0.5%
Healthcare - Products	662,197	1.8%
Healthcare - Services	271,751	0.8%
Holding Companies - Diversified	29,553	0.1%
Home Builders	96,491	0.3%
Home Furnishings	76,462	0.3%
Household Products/Wares	144,833	0.4%
Insurance	538,665	1.5%
Internet	486,243	1.3%
Investment Companies	180,686	0.5%
Iron/Steel	16,393	NM
Leisure Time	106,849	0.3%
Lodging	71,118	0.2%
Machinery - Construction & Mining	13,248	NM
Machinery - Diversified	326,462	0.9%
Media	106,628	0.3%
Metal Fabricate/Hardware	179,629	0.5%
Mining	202,878	0.5%
Miscellaneous Manufacturing	463,230	1.4%
Office Furnishings	109,006	0.3%
Oil & Gas	608,709	1.6%
Oil & Gas Services	296,990	0.8%
Packaging & Containers	15,658	NM
Pharmaceuticals	677,545	1.9%
Pipelines	31,105	0.1%
Private Equity	27,738	0.1%
Real Estate	25,942	0.1%
REIT	1,438,840	3.9%
Retail	1,155,911	3.2%
Savings & Loans	191,022	0.5%
Semiconductors	590,940	1.5%
Software	741,786	2.1%
Storage/Warehousing	27,242	NM
Telecommunications	610,148	1.6%
Textiles	16,001	NM
Toys/Games/Hobbies	27,514	NM
Transportation	335,013	1.0%
Trucking & Leasing	56,699	0.1%

See accompanying notes to the schedules of portfolio investments.

	Value	% of Net Assets
Water	$45,669	0.1%
Other**	17,369,246	47.7%
Total	$36,366,152	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (73.7%)
3M Co. (Miscellaneous Manufacturing)	6,030	$528,228
Alcoa, Inc. (Mining)	6,030	51,677
American Express Co. (Diversified Financial Services)	6,030	337,499
AT&T, Inc. (Telecommunications)	6,030	208,578
Bank of America Corp. (Banks)	6,030	56,200
Boeing Co. (Aerospace/Defense)	6,030	424,753
Caterpillar, Inc. (Machinery - Construction & Mining)	6,030	511,404
Chevron Corp. (Oil & Gas)	6,030	664,566
Cisco Systems, Inc. (Telecommunications)	6,030	103,354
Coca-Cola Co. (Beverages)	6,030	224,195
E.I. du Pont de Nemours & Co. (Chemicals)	6,030	268,456
Exxon Mobil Corp. (Oil & Gas)	6,030	549,755
General Electric Co. (Miscellaneous Manufacturing)	6,030	126,992
Hewlett-Packard Co. (Computers)	6,030	83,516
Intel Corp. (Semiconductors)	6,030	130,399
International Business Machines Corp. (Computers)	6,030	1,173,015
J.P. Morgan Chase & Co. (Banks)	6,030	251,330
Johnson & Johnson (Healthcare - Products)	6,030	427,045
McDonald’s Corp. (Retail)	6,030	523,405
Merck & Co., Inc. (Pharmaceuticals)	6,030	275,149
Microsoft Corp. (Software)	6,030	172,066
Pfizer, Inc. (Pharmaceuticals)	6,030	149,966
Procter & Gamble Co. (Cosmetics/Personal Care)	6,030	417,517
The Home Depot, Inc. (Retail)	6,030	370,121
The Travelers Cos., Inc. (Insurance)	6,030	427,768
United Technologies Corp. (Aerospace/Defense)	6,030	471,305
UnitedHealth Group, Inc. (Healthcare - Services)	6,030	337,680
Verizon Communications, Inc. (Telecommunications)	6,030	269,179
Wal-Mart Stores, Inc. (Retail)	6,030	452,371
Walt Disney Co. (Media)	6,030	295,892

TOTAL COMMON STOCKS (Cost $6,578,355)		10,283,381

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $3,847,023	$3,847,000	$3,847,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,847,000)		3,847,000

TOTAL INVESTMENT SECURITIES (Cost $10,425,355) - 101.3%		14,130,381
Net other assets (liabilities) - (1.3)%		(178,360)

NET ASSETS - 100.0%		$13,952,021

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $2,612,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contracts expiring 12/24/12 (Underlying notional amount at value $1,823,640)	28	$(23,922)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$2,031,022	$(58,238)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	13,779,275	(419,163)
		$(477,401)

UltraDow 30 ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$896,058	6.5%
Banks	307,530	2.2%
Beverages	224,195	1.6%
Chemicals	268,456	1.9%
Computers	1,256,531	9.1%
Cosmetics/Personal Care	417,517	3.0%
Diversified Financial Services	337,499	2.4%
Healthcare - Products	427,045	3.1%
Healthcare - Services	337,680	2.4%
Insurance	427,768	3.1%
Machinery - Construction & Mining	511,404	3.7%
Media	295,892	2.1%
Mining	51,677	0.4%
Miscellaneous Manufacturing	655,220	4.7%
Oil & Gas	1,214,321	8.7%
Pharmaceuticals	425,115	3.0%
Retail	1,345,897	9.6%
Semiconductors	130,399	0.9%
Software	172,066	1.2%
Telecommunications	581,111	4.1%
Other**	3,668,640	26.3%
Total	$13,952,021	100.0%

See accompanying notes to the schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

UltraNASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (66.5%)
Activision Blizzard, Inc. (Software)	32,604	$355,058
Adobe Systems, Inc.* (Software)	14,443	491,062
Akamai Technologies, Inc.* (Internet)	5,148	195,573
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,720	516,974
Altera Corp. (Semiconductors)	9,438	287,670
Amazon.com, Inc.* (Internet)	13,299	3,096,272
Amgen, Inc. (Biotechnology)	22,594	1,955,397
Apollo Group, Inc.* - Class A (Commercial Services)	3,289	66,043
Apple Computer, Inc. (Computers)	27,456	16,339,065
Applied Materials, Inc. (Semiconductors)	36,322	385,013
Autodesk, Inc.* (Software)	6,721	213,997
Automatic Data Processing, Inc. (Commercial Services)	14,157	818,133
Avago Technologies, Ltd. (Semiconductors)	7,150	236,165
Baidu, Inc.*ADR (Internet)	8,008	853,813
Bed Bath & Beyond, Inc.* (Retail)	6,864	395,916
Biogen Idec, Inc.* (Biotechnology)	7,007	968,508
BMC Software, Inc.* (Software)	4,719	192,063
Broadcom Corp. - Class A (Semiconductors)	14,872	468,989
C.H. Robinson Worldwide, Inc. (Transportation)	4,719	284,698
CA, Inc. (Software)	13,728	309,155
Celgene Corp.* (Biotechnology)	12,727	933,144
Cerner Corp.* (Software)	5,005	381,331
Check Point Software Technologies, Ltd.* (Software)	6,006	267,447
Cisco Systems, Inc. (Telecommunications)	157,157	2,693,671
Citrix Systems, Inc.* (Software)	5,434	335,876
Cognizant Technology Solutions Corp.* (Computers)	8,723	581,388
Comcast Corp. - Class A (Media)	62,062	2,327,946
Costco Wholesale Corp. (Retail)	12,727	1,252,719
Dell, Inc. (Computers)	50,908	469,881
DENTSPLY International, Inc. (Healthcare - Products)	4,147	152,775
DIRECTV* (Media)	18,447	942,826
Dollar Tree, Inc.* (Retail)	6,721	267,966
eBay, Inc.* (Internet)	37,752	1,823,044
Electronic Arts, Inc.* (Software)	9,295	114,793
Expedia, Inc. (Internet)	3,575	211,461
Expeditors International of Washington, Inc. (Transportation)	6,149	225,115
Express Scripts Holding Co.* (Pharmaceuticals)	23,738	1,460,836
F5 Networks, Inc.* (Internet)	2,288	188,714
Fastenal Co. (Distribution/Wholesale)	8,723	389,918
Fiserv, Inc.* (Software)	4,004	300,060
Flextronics International, Ltd.* (Electronics)	19,591	113,040
Fossil, Inc.* (Distribution/Wholesale)	1,716	149,464
Garmin, Ltd. (Electronics)	5,720	217,303
Gilead Sciences, Inc.* (Biotechnology)	22,165	1,488,600
Google, Inc.* - Class A (Internet)	7,722	5,249,184
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,576	110,556
Henry Schein, Inc.* (Healthcare - Products)	2,574	189,910
Infosys Technologies, Ltd.ADR (Computers)	2,145	93,136
Intel Corp. (Semiconductors)	146,861	3,175,869
Intuit, Inc. (Software)	8,580	509,824
Intuitive Surgical, Inc.* (Healthcare - Products)	1,144	620,300
KLA-Tencor Corp. (Semiconductors)	4,862	226,180
Lam Research Corp.* (Semiconductors)	5,291	187,301
Liberty Media Holding Corp.-Interactive Series A* (Internet)	15,158	303,160
Life Technologies Corp.* (Biotechnology)	5,148	251,789
Linear Technology Corp. (Semiconductors)	6,721	210,098
Marvell Technology Group, Ltd. (Semiconductors)	16,588	130,879
Mattel, Inc. (Toys/Games/Hobbies)	10,010	368,168
Maxim Integrated Products, Inc. (Semiconductors)	8,580	236,165
Microchip Technology, Inc. (Semiconductors)	5,720	179,322
Micron Technology, Inc.* (Semiconductors)	29,887	162,137
Microsoft Corp. (Software)	246,103	7,022,548
Mondelez International, Inc. - Class A (Food)	52,052	1,381,460
Monster Beverage Corp.* (Beverages)	5,148	229,961
Mylan Laboratories, Inc.* (Pharmaceuticals)	11,869	300,760
NetApp, Inc.* (Computers)	10,725	288,503
Netflix, Inc.* (Internet)	1,573	124,409
News Corp. - Class A (Media)	46,046	1,101,420
Nuance Communications, Inc.* (Software)	9,009	200,540
NVIDIA Corp.* (Semiconductors)	18,161	217,387
Oracle Corp. (Software)	143,286	4,449,030
O’Reilly Automotive, Inc.* (Retail)	3,432	294,054
PACCAR, Inc. (Auto Manufacturers)	10,439	452,426
Paychex, Inc. (Commercial Services)	10,582	343,174
Perrigo Co. (Pharmaceuticals)	2,717	312,483
Priceline.com, Inc.* (Internet)	1,430	820,491
Qualcomm, Inc. (Telecommunications)	50,050	2,931,679
Randgold Resources, Ltd.ADR (Mining)	1,573	188,115
Research In Motion, Ltd.* (Computers)	15,158	120,203
Ross Stores, Inc. (Retail)	6,578	400,929
SanDisk Corp.* (Computers)	7,150	298,584
Seagate Technology PLC (Computers)	11,726	320,354
Sears Canada, Inc.* (Retail)	1,347	14,644
Sears Holdings Corp. (Retail)	3,146	197,160
Sigma-Aldrich Corp. (Chemicals)	3,575	250,751
Sirius XM Radio, Inc.* (Media)	112,541	315,115
Staples, Inc. (Retail)	20,020	230,530

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Starbucks Corp. (Retail)	22,308	$1,023,937
Stericycle, Inc.* (Environmental Control)	2,574	243,912
Symantec Corp.* (Internet)	20,592	374,568
Texas Instruments, Inc. (Semiconductors)	33,462	939,948
VeriSign, Inc.* (Internet)	4,576	169,632
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,292	303,526
Viacom, Inc. - Class B (Media)	13,585	696,503
Virgin Media, Inc. (Telecommunications)	7,865	257,500
Vodafone Group PLCADR (Telecommunications)	27,885	759,030
Warner Chilcott PLC - Class A (Pharmaceuticals)	7,293	84,453
Whole Foods Market, Inc. (Food)	5,434	514,763
Wynn Resorts, Ltd. (Lodging)	3,003	363,543
Xilinx, Inc. (Semiconductors)	7,722	252,973
Yahoo!, Inc.* (Internet)	34,749	584,131

TOTAL COMMON STOCKS (Cost $38,383,604)		87,297,989

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $46,827,275	$46,827,000	$46,827,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,827,000)		46,827,000

TOTAL INVESTMENT SECURITIES (Cost $85,210,604) - 102.1%		134,124,989
Net other assets (liabilities) - (2.1)%		(2,739,424)

NET ASSETS - 100.0%		$131,385,565

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $30,031,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $24,026,275)	455	$(867,767)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$67,483,828	$(3,904,731)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	84,072,422	(5,899,073)
		$(9,803,804)

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Auto Manufacturers	$452,426	0.3%
Beverages	340,517	0.3%
Biotechnology	6,417,938	4.9%
Chemicals	250,751	0.2%
Commercial Services	1,227,350	1.0%
Computers	18,511,114	14.1%
Distribution/Wholesale	539,382	0.4%
Electronics	330,343	0.3%
Environmental Control	243,912	0.2%
Food	1,896,223	1.5%
Healthcare - Products	962,985	0.7%
Internet	13,994,452	10.7%
Lodging	363,543	0.3%
Media	5,383,810	4.1%
Mining	188,115	0.1%
Pharmaceuticals	2,158,532	1.5%
Retail	4,077,855	3.0%
Semiconductors	7,296,096	5.6%
Software	15,142,784	11.5%
Telecommunications	6,641,880	5.1%
Toys/Games/Hobbies	368,168	0.3%
Transportation	509,813	0.4%
Other**	44,087,576	33.5%
Total	$131,385,565	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $42,686,251	$42,686,000	$42,686,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,686,000)		42,686,000

TOTAL INVESTMENT SECURITIES (Cost $42,686,000) - 100.6%		42,686,000
Net other assets (liabilities) - (0.6)%		(264,159)

NET ASSETS - 100.0%		$42,421,841

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $11,214,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$48,157,535	$(546,954)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	36,881,170	(282,065)
		$(829,019)

See accompanying notes to the schedules of portfolio investments.

UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (55.5%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	46,784	$1,183,166
AngloGold Ashanti, Ltd.ADR (Mining)	9,792	332,733
Baidu, Inc.*ADR (Internet)	7,072	754,017
Bancolombia S.A.ADR (Banks)	2,176	139,308
BRF-Brazil Foods S.A.ADR (Food)	17,408	318,915
Cemex S.A.B. de C.V.*ADR (Building Materials)	27,472	248,347
Cencosud SAADR (Food)	8,160	131,947
China Life Insurance Co., Ltd.ADR (Insurance)	12,784	564,797
China Mobile, Ltd.ADR (Telecommunications)	27,200	1,506,608
China Petroleum and Chemical Corp.ADR (Oil & Gas)	4,352	457,874
China Telecom Corp., Ltd.ADR (Telecommunications)	3,536	208,447
China Unicom, Ltd.ADR (Telecommunications)	11,152	179,436
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	10,064	312,789
CNOOC, Ltd.ADR (Oil & Gas)	4,080	838,645
Compania de Minas Buenaventura S.A.ADR (Mining)	4,896	175,081
Ecopetrol S.A.ADR (Oil & Gas)	6,528	386,522
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	2,720	130,206
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,896	443,627
Gold Fields, Ltd.ADR (Mining)	19,040	238,190
Grupo Televisa S.A.ADR (Media)	10,336	233,594
HDFC Bank, Ltd.ADR (Banks)	10,064	376,293
ICICI Bank, Ltd.ADR (Banks)	7,344	288,252
Infosys Technologies, Ltd.ADR (Computers)	12,512	543,271
KB Financial Group, Inc.ADR (Diversified Financial Services)	10,064	342,679
Korea Electric Power Corp.*ADR (Electric)	14,144	182,316
Latam Airlines Group S.A.ADR (Airlines)	8,160	202,287
LG Display Co., Ltd.*ADR (Electronics)	11,424	169,532
Mobile TeleSystemsADR (Telecommunications)	13,056	223,780
PetroChina Co., Ltd.ADR (Oil & Gas)	5,440	738,534
Petroleo Brasileiro S.A.ADR (Oil & Gas)	42,976	911,520
Philippine Long Distance Telephone Co.ADR (Telecommunications)	2,176	138,241
POSCOADR (Iron/Steel)	8,704	682,220
PT Telekomunikasi IndonesiaADR (Telecommunications)	6,528	265,363
Sasol, Ltd.ADR (Oil & Gas)	13,056	553,705
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	12,512	428,161
SK Telecom Co., Ltd.ADR (Telecommunications)	9,248	144,546
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	2,448	141,617
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	95,472	1,518,004
Ultrapar Participacoes S.A.ADR (Chemicals)	10,608	220,965
United Microelectronics Corp.ADR (Semiconductors)	63,104	118,636
Vale S.A.ADR (Mining)	34,816	637,829

TOTAL COMMON STOCKS (Cost $14,248,064)		17,612,000

	Shares	Value
Preferred Stocks (16.5%)
Banco Bradesco S.A.ADR (Banks)	49,776	779,492
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	3,536	165,273
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	19,584	798,831
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	12,512	150,019
Gerdau S.A.ADR (Iron/Steel)	23,120	203,225
Itau Unibanco Holding S.A.ADR (Banks)	59,296	864,536
Petroleo Brasileiro S.A.ADR (Oil & Gas)	55,216	1,133,584
Telefonica Brasil S.A.ADR (Telecommunications)	7,616	167,704
Vale S.A.ADR (Mining)	54,944	977,454

TOTAL PREFERRED STOCKS (Cost $4,478,977)		5,240,118

	Principal Amount	Value
Repurchase Agreements(a)(b)(30.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $9,647,057	$9,647,000	$9,647,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,647,000)		9,647,000

TOTAL INVESTMENT SECURITIES (Cost $28,374,041) - 102.4%		32,499,118
Net other assets (liabilities) - (2.4)%		(777,070)

NET ASSETS - 100.0%		$31,722,048

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $5,938,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to the schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$14,612,632	$(308,096)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	25,880,089	(409,244)
		$(717,340)

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Airlines	$202,287	0.7%
Banks	2,447,881	7.7%
Beverages	1,242,458	3.9%
Building Materials	248,347	0.8%
Chemicals	362,582	1.1%
Computers	543,271	1.7%
Diversified Financial Services	770,840	2.3%
Electric	462,541	1.5%
Electronics	169,532	0.5%
Food	616,135	1.9%
Insurance	564,797	1.8%
Internet	754,017	2.4%
Iron/Steel	885,445	2.8%
Media	233,594	0.7%
Mining	2,361,287	7.5%
Oil & Gas	5,020,384	15.9%
Semiconductors	1,636,640	5.1%
Telecommunications	4,330,080	13.7%
Other**	8,869,930	28.0%
Total	$31,722,048	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets
Brazil	$7,329,347	23.1%
Chile	606,057	1.9%
China	5,248,358	16.6%
Colombia	525,830	1.7%
India	1,207,816	3.8%
Indonesia	265,363	0.8%
Mexico	2,108,734	6.7%
Peru	175,081	0.6%
Philippines	138,241	0.4%
Russia	223,780	0.7%
South Africa	1,124,628	3.5%
South Korea	1,949,454	6.1%
Taiwan	1,949,429	6.1%
Other**	8,869,930	28.0%
Total	$31,722,048	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (45.9%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	16,296	$412,126
Banco Santander Brasil S.A.ADR (Banks)	31,248	212,486
Banco Santander Chile S.A.ADR (Banks)	9,157	248,978
Bancolombia S.A.ADR (Banks)	5,040	322,661
BRF-Brazil Foods S.A.ADR (Food)	33,852	620,169
Cemex S.A.B. de C.V.*ADR (Building Materials)	18,228	164,781
Cencosud SAADR (Food)	14,364	232,266
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	3,108	261,103
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	1,008	128,933
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	7,140	243,188
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	27,972	152,168
Compania de Minas Buenaventura S.A.ADR (Mining)	8,568	306,392
CPFL Energia S.A.ADR (Electric)	5,040	117,382
Ecopetrol S.A.ADR (Oil & Gas)	10,752	636,626
Embraer S.A.ADR (Aerospace/Defense)	6,300	175,833
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	4,704	225,180
Enersis S.A.ADR (Electric)	11,172	189,254
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	6,636	601,288
Grupo Televisa S.A.ADR (Media)	12,852	290,455
Latam Airlines Group S.A.ADR (Airlines)	17,976	445,625
Oi S.A.ADR (Telecommunications)	45,780	183,120
Petroleo Brasileiro S.A.ADR (Oil & Gas)	31,752	673,460
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,368	252,689
Tim Participacoes S.A.ADR (Telecommunications)	5,880	102,194
Ultrapar Participacoes S.A.ADR (Chemicals)	21,084	439,180
Vale S.A.ADR (Mining)	34,020	623,246

TOTAL COMMON STOCKS (Cost $5,472,764)		8,260,783

Preferred Stocks (26.9%)
Banco Bradesco S.A.ADR (Banks)	30,828	482,766
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	8,484	396,542
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	23,436	955,955
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	19,656	235,675
Gerdau S.A.ADR (Iron/Steel)	32,844	288,699
Itau Unibanco Holding S.A.ADR (Banks)	31,248	455,596
Petroleo Brasileiro S.A.ADR (Oil & Gas)	40,992	841,566
Telefonica Brasil S.A.ADR (Telecommunications)	10,668	234,909
Vale S.A.ADR (Mining)	53,340	948,919

TOTAL PREFERRED STOCKS (Cost $2,779,455)		4,840,627

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $4,758,028	$4,758,000	$4,758,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,758,000)		4,758,000

TOTAL INVESTMENT SECURITIES (Cost $13,010,219) - 99.2%		17,859,410
Net other assets (liabilities) - 0.8%		148,895

NET ASSETS - 100.0%		$18,008,305

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $3,116,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$12,564,982	$(229,671)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	10,369,036	(136,004)
		$(365,675)

UltraLatin America ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$175,833	1.0%
Airlines	445,625	2.5%
Banks	1,722,487	9.6%
Beverages	1,929,364	10.8%
Building Materials	164,781	0.9%
Chemicals	691,869	3.8%
Electric	767,491	4.3%
Food	1,248,977	6.9%
Iron/Steel	440,867	2.4%

See accompanying notes to the schedules of portfolio investments.

	Value	% of Net Assets
Media	$290,455	1.6%
Mining	1,878,557	10.5%
Oil & Gas	2,151,652	11.9%
Telecommunications	932,349	5.2%
Water	261,103	1.4%
Other**	4,906,895	27.2%
Total	$18,008,305	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets
Brazil	$8,644,156	48.0%
Chile	1,593,992	8.9%
Colombia	959,287	5.3%
Mexico	1,597,583	8.9%
Peru	306,392	1.7%
Other**	4,906,895	27.2%
Total	$18,008,305	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (71.1%)
21Vianet Group, Inc.*ADR (Internet)	9,800	$108,584
51job, Inc.*ADR (Commercial Services)	2,700	126,981
Aluminum Corp. of China, Ltd.*ADR (Mining)	21,900	235,863
AutoNavi Holdings, Ltd.*ADR (Software)	9,100	97,643
Baidu, Inc.*ADR (Internet)	7,600	810,312
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	8,300	142,262
China Life Insurance Co., Ltd.ADR (Insurance)	16,400	724,552
China Lodging Group, Ltd.*ADR (Lodging)	6,600	112,332
China Mobile, Ltd.ADR (Telecommunications)	20,500	1,135,495
China Petroleum and Chemical Corp.ADR (Oil & Gas)	6,600	694,386
China Southern Airlines Co., Ltd.ADR (Airlines)	7,400	171,902
China Telecom Corp., Ltd.ADR (Telecommunications)	7,700	453,915
China Unicom, Ltd.ADR (Telecommunications)	25,900	416,731
CNOOC, Ltd.ADR (Oil & Gas)	4,400	904,420
Ctrip.com International, Ltd.*ADR (Internet)	16,100	322,161
E-Commerce China Dangdang, Inc.*ADR (Internet)	18,500	69,930
E-House China Holdings, Ltd.ADR (Real Estate)	21,600	87,696
Focus Media Holding, Ltd.ADR (Advertising)	10,900	257,022
Giant Interactive Group, Inc.ADR (Internet)	25,600	131,840
Guangshen Railway Co., Ltd.ADR (Transportation)	8,100	138,996
hiSoft Technology International, Ltd.*ADR (Software)	9,300	96,627
Huaneng Power International, Inc.ADR (Electric)	9,200	292,928
Mindray Medical International, Ltd.ADR (Healthcare - Products)	8,700	295,887
Netease.com, Inc.*ADR (Internet)	6,600	356,400
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	16,800	283,248
Perfect World Co., Ltd.ADR (Internet)	11,000	116,930
PetroChina Co., Ltd.ADR (Oil & Gas)	6,300	855,288
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	4,200	86,394
Renren, Inc.*ADR (Internet)	34,600	113,142
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	90,900	171,801
Shanda Games, Ltd.ADR (Software)	27,200	91,664
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	5,500	157,025
Spreadtrum Communications, Inc.ADR (Electronics)	7,900	182,095
Trina Solar, Ltd.*ADR (Energy - Alternate Sources)	24,500	101,675
VanceInfo Technologies, Inc.*ADR (Computers)	12,700	96,774
WuXi PharmaTech Cayman, Inc.*ADR (Biotechnology)	13,200	187,308
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	20,100	298,083
Youku.com, Inc.*ADR (Internet)	11,300	223,740

TOTAL COMMON STOCKS (Cost $8,615,038)		11,150,032

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.3%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $4,133,024	$4,133,000	$4,133,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,133,000)		4,133,000

TOTAL INVESTMENT SECURITIES (Cost $12,748,038) - 97.4%		15,283,032
Net other assets (liabilities) - 2.6%		405,387

NET ASSETS - 100.0%		$15,688,419

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $2,075,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$11,676,362	$107,150
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	8,435,277	168,354
		$275,504

UltraChina ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$257,022	1.6%
Airlines	314,164	2.0%
Biotechnology	187,308	1.2%
Chemicals	157,025	1.0%
Coal	298,083	1.9%
Commercial Services	410,229	2.6%
Computers	96,774	0.6%
Electric	292,928	1.9%

See accompanying notes to the schedules of portfolio investments.

	Value	% of Net Assets
Electronics	$182,095	1.2%
Energy - Alternate Sources	101,675	0.6%
Healthcare - Products	295,887	1.9%
Insurance	724,552	4.6%
Internet	2,339,433	14.9%
Lodging	112,332	0.7%
Mining	235,863	1.5%
Oil & Gas	2,454,094	15.7%
Real Estate	87,696	0.6%
Semiconductors	171,801	1.1%
Software	285,934	1.8%
Telecommunications	2,006,141	12.8%
Transportation	138,996	0.9%
Other**	4,538,387	28.9%
Total	$15,688,419	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets
China	$10,978,231	70.0%
Hong Kong	171,801	1.1%
Other**	4,538,387	28.9%
Total	$15,688,419	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(93.3%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $9,903,058	$9,903,000	$9,903,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,903,000)		9,903,000

TOTAL INVESTMENT SECURITIES (Cost $9,903,000) - 93.3%		9,903,000
Net other assets (liabilities) - 6.7%		712,776

NET ASSETS - 100.0%		$10,615,776

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $200,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contracts expiring 12/14/12 (Underlying notional amount at value $19,042,200)	426	$445,640

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$2,205,562	$(11,004)

See accompanying notes to the schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.9%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $29,061,171	$29,061,000	$29,061,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,061,000)		29,061,000

TOTAL INVESTMENT SECURITIES
(Cost $29,061,000) - 98.9%		29,061,000
Net other assets (liabilities) - 1.1%		312,781

NET ASSETS - 100.0%		$29,373,781

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $4,274,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $4,428,900)	63	$83,679

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(14,295,854)	$337,860
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(10,654,575)	236,863
		$574,723

See accompanying notes to the schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $4,768,028	$4,768,000	$4,768,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,768,000)		4,768,000

TOTAL INVESTMENT SECURITIES
(Cost $4,768,000) - 97.4%		4,768,000
Net other assets (liabilities) - 2.6%		125,775

NET ASSETS - 100.0%		$4,893,775

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $807,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 12/24/12 (Underlying notional amount at value $651,760)	8	$34,451

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(2,661,414)	$(18,462)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(1,580,997)	62,339
		$43,877

See accompanying notes to the schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(76.5%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $4,188,025	$4,188,000	$4,188,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,188,000)		4,188,000

TOTAL INVESTMENT SECURITIES
(Cost $4,188,000) - 76.5%		4,188,000
Net other assets (liabilities) - 23.5%		1,289,081

NET ASSETS - 100.0%		$5,477,081

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $399,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $633,660)	12	$42,554

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(1,901,409)	$12,434
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(2,943,526)	10,757
		$23,191

See accompanying notes to the schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $26,977,158	$26,977,000	$26,977,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,977,000)		26,977,000

TOTAL INVESTMENT SECURITIES
(Cost $26,977,000) - 96.4%		26,977,000
Net other assets (liabilities) - 3.6%		1,002,178

NET ASSETS - 100.0%		$27,979,178

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $8,976,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $5,624,000)	80	$207,151

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(24,505,378)	$675,584
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(25,645,282)	744,669
		$1,420,253

See accompanying notes to the schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(95.1%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $2,599,015	$2,599,000	$2,599,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,599,000)		2,599,000

TOTAL INVESTMENT SECURITIES
(Cost $2,599,000) - 95.1%		2,599,000
Net other assets (liabilities) - 4.9%		134,898

NET ASSETS - 100.0%		$2,733,898

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $769,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $195,300)	2	$5,921

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(3,851,768)	$33,407
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(1,421,032)	40,716
		$74,123

See accompanying notes to the schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $12,805,075	$12,805,000	$12,805,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,805,000)		12,805,000

TOTAL INVESTMENT SECURITIES
(Cost $12,805,000) - 99.6%		12,805,000
Net other assets (liabilities) - 0.4%		54,409

NET ASSETS - 100.0%		$12,859,409

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $3,763,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 12/24/12 (Underlying notional amount at value $2,118,220)	26	$72,746

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(14,367,975)	$497,486
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(8,970,771)	109,671
		$607,157

See accompanying notes to the schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(92.9%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $6,106,036	$6,106,000	$6,106,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,106,000)		6,106,000

TOTAL INVESTMENT SECURITIES
(Cost $6,106,000) - 92.9%		6,106,000
Net other assets (liabilities) - 7.1%		465,612

NET ASSETS - 100.0%		$6,571,612

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,666,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contracts expiring 12/24/12 (Underlying notional amount at value $846,690)	13	$21,031

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(10,203,440)	$245,155
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(2,128,040)	80,047
		$325,202

See accompanying notes to the schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(92.1%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $14,944,088	$14,944,000	$14,944,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,944,000)		14,944,000

TOTAL INVESTMENT SECURITIES
(Cost $14,944,000) - 92.1%		14,944,000
Net other assets (liabilities) - 7.9%		1,274,638

NET ASSETS - 100.0%		$16,218,638

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $3,765,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 12/24/12 (Underlying notional amount at value $3,115,495)	59	$182,695

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(22,439,276)	$269,323
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(6,862,980)	437,811
		$707,134

See accompanying notes to the schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(105.7%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $18,757,110	$18,757,000	$18,757,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,757,000)		18,757,000

TOTAL INVESTMENT SECURITIES
(Cost $18,757,000) - 105.7%		18,757,000
Net other assets (liabilities) - (5.7)%		(1,018,253)

NET ASSETS - 100.0%		$17,738,747

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $6,230,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(15,123,042)	$(27,263)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(20,395,825)	124,495
		$97,232

See accompanying notes to the schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $4,112,024	$4,112,000	$4,112,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,112,000)		4,112,000

TOTAL INVESTMENT SECURITIES
(Cost $4,112,000) - 97.4%		4,112,000
Net other assets (liabilities) - 2.6%		111,451

NET ASSETS - 100.0%		$4,223,451

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,827,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs international, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(2,602,430)	$58,370
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(5,860,244)	56,773
		$115,143

See accompanying notes to the schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.7%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $3,959,023	$3,959,000	$3,959,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,959,000)		3,959,000

TOTAL INVESTMENT SECURITIES
(Cost $3,959,000) - 96.7%		3,959,000
Net other assets (liabilities) - 3.3%		133,212

NET ASSETS - 100.0%		$4,092,212

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,464,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(4,665,553)	$59,610
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(3,429,648)	55,185
		$114,795

See accompanying notes to the schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.3%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $2,506,015	$2,506,000	$2,506,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,506,000)		2,506,000

TOTAL INVESTMENT SECURITIES
(Cost $2,506,000) - 101.3%		2,506,000
Net other assets (liabilities) - (1.3)%		(32,559)

NET ASSETS - 100.0%		$2,473,441

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,038,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(3,535,837)	$(21,217)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(1,299,991)	(40,105)
		$(61,322)

See accompanying notes to the schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.9%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $1,907,011	$1,907,000	$1,907,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,907,000)		1,907,000

TOTAL INVESTMENT SECURITIES
(Cost $1,907,000) - 99.9%		1,907,000
Net other assets (liabilities) - 0.1%		2,088

NET ASSETS - 100.0%		$1,909,088

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $80,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contracts expiring 12/14/12 (Underlying notional amount at value $3,441,900)	77	$24,004

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(422,083)	$(288)

See accompanying notes to the schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (53.8%)
Associated Banc-Corp. (Banks)	2,240	$28,874
Astoria Financial Corp. (Savings & Loans)	1,120	11,234
BancorpSouth, Inc. (Banks)	1,120	15,848
Bank of America Corp. (Banks)	138,400	1,289,888
Bank of Hawaii Corp. (Banks)	640	28,262
BB&T Corp. (Banks)	8,960	259,392
BOK Financial Corp. (Banks)	320	18,768
CapitalSource, Inc. (Banks)	2,880	22,781
Capitol Federal Financial, Inc. (Savings & Loans)	1,920	22,867
Cathay Bancorp, Inc. (Banks)	960	16,982
Citigroup, Inc. (Banks)	37,600	1,405,865
City National Corp. (Banks)	640	32,704
Comerica, Inc. (Banks)	2,560	76,314
Commerce Bancshares, Inc. (Banks)	960	36,557
Cullen/Frost Bankers, Inc. (Banks)	800	44,240
East West Bancorp, Inc. (Banks)	1,760	37,470
F.N.B. Corp. (Banks)	1,760	18,885
Fifth Third Bancorp (Banks)	11,840	172,035
First Financial Bankshares, Inc. (Banks)	320	11,594
First Horizon National Corp. (Banks)	3,200	29,796
First Midwest Bancorp, Inc. (Banks)	960	11,875
First Niagara Financial Group, Inc. (Savings & Loans)	4,480	37,094
First Republic Bank (Banks)	800	27,480
FirstMerit Corp. (Banks)	1,440	19,958
Fulton Financial Corp. (Banks)	2,560	24,883
Glacier Bancorp, Inc. (Banks)	960	13,920
Hancock Holding Co. (Banks)	1,120	35,381
Hudson City Bancorp, Inc. (Savings & Loans)	6,080	51,589
Huntington Bancshares, Inc. (Banks)	11,040	70,546
IBERIABANK Corp. (Banks)	320	15,933
International Bancshares Corp. (Banks)	640	11,616
J.P. Morgan Chase & Co. (Banks)	48,800	2,033,984
KeyCorp (Banks)	12,160	102,387
M&T Bank Corp. (Banks)	1,600	166,560
MB Financial, Inc. (Banks)	640	12,966
National Penn Bancshares, Inc. (Banks)	1,600	14,288
New York Community Bancorp (Savings & Loans)	5,600	77,616
Old National Bancorp (Banks)	1,280	15,706
PacWest Bancorp (Banks)	480	10,800
Park National Corp. (Banks)	160	10,648
People’s United Financial, Inc. (Savings & Loans)	4,480	53,894
PNC Financial Services Group (Banks)	6,720	391,037
Popular, Inc.* (Banks)	1,280	24,742
PrivateBancorp, Inc. (Banks)	800	12,928
Prosperity Bancshares, Inc. (Banks)	640	26,790
Provident Financial Services, Inc. (Savings & Loans)	640	9,600
Regions Financial Corp. (Banks)	18,080	117,882
Signature Bank* (Banks)	640	45,594
SunTrust Banks, Inc. (Banks)	6,880	187,136
Susquehanna Bancshares, Inc. (Banks)	2,400	24,888
SVB Financial Group* (Banks)	640	36,218
Synovus Financial Corp. (Banks)	10,080	24,696
TCF Financial Corp. (Banks)	2,080	23,795
Texas Capital Bancshares, Inc.* (Banks)	480	22,786
TFS Financial Corp.* (Savings & Loans)	960	8,592
Trustmark Corp. (Banks)	800	18,776
U.S. Bancorp (Banks)	24,320	807,667
UMB Financial Corp. (Banks)	480	21,374
Umpqua Holdings Corp. (Banks)	1,440	17,410
United Bankshares, Inc. (Banks)	640	15,251
Valley National Bancorp (Banks)	2,560	24,934
Washington Federal, Inc. (Savings & Loans)	1,440	24,163
Webster Financial Corp. (Banks)	960	21,120
Wells Fargo & Co. (Banks)	63,040	2,123,817
Westamerica Bancorp (Banks)	320	14,118
Wintrust Financial Corp. (Banks)	480	17,736
Zions Bancorp (Banks)	2,400	51,528

TOTAL COMMON STOCKS
(Cost $5,818,022)		10,514,058

	Principal Amount	Value
Repurchase Agreements(a)(b)(36.5%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $7,125,042	$7,125,000	$7,125,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,125,000)		7,125,000

TOTAL INVESTMENT SECURITIES
(Cost $12,943,022) - 90.3%		17,639,058
Net other assets (liabilities) - 9.7%		1,901,025

NET ASSETS - 100.0%		$19,540,083

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $3,913,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$10,584,916	$41,083
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	8,259,159	7,479
		$48,562

See accompanying notes to the schedules of portfolio investments.

Banks UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Banks	$10,217,409	52.3%
Savings & Loans	296,649	1.5%
Other**	9,026,025	46.2%
Total	$19,540,083	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (66.4%)
Air Products & Chemicals, Inc. (Chemicals)	4,473	$346,792
Airgas, Inc. (Chemicals)	1,449	128,918
Albemarle Corp. (Chemicals)	1,890	104,158
Alcoa, Inc. (Mining)	22,428	192,208
Allegheny Technologies, Inc. (Iron/Steel)	2,268	59,762
Allied Nevada Gold Corp.* (Mining)	1,701	62,801
Alpha Natural Resources, Inc.* (Coal)	4,662	39,953
Arch Coal, Inc. (Coal)	4,473	35,605
Ashland, Inc. (Chemicals)	1,512	107,579
Avery Dennison Corp. (Household Products/Wares)	2,142	69,358
Cabot Corp. (Chemicals)	1,260	45,058
Calgon Carbon Corp.* (Environmental Control)	1,197	14,831
Carpenter Technology Corp. (Iron/Steel)	945	45,936
Celanese Corp. - Series A (Chemicals)	3,339	126,849
CF Industries Holdings, Inc. (Chemicals)	1,323	271,466
Chemtura Corp.* (Chemicals)	2,079	33,118
Cliffs Natural Resources, Inc. (Iron/Steel)	3,024	109,680
Coeur d’Alene Mines Corp.* (Mining)	1,890	58,420
Commercial Metals Co. (Metal Fabricate/Hardware)	2,457	33,808
Compass Minerals International, Inc. (Mining)	693	54,643
CONSOL Energy, Inc. (Coal)	4,788	168,347
Cytec Industries, Inc. (Chemicals)	945	65,035
Domtar Corp. (Forest Products & Paper)	756	60,291
E.I. du Pont de Nemours & Co. (Chemicals)	19,530	869,475
Eastman Chemical Co. (Chemicals)	3,213	190,338
FMC Corp. (Chemicals)	2,898	155,101
Freeport-McMoRan Copper & Gold, Inc. (Mining)	19,971	776,473
Fuller (H.B.) Co. (Chemicals)	1,071	32,558
Hecla Mining Co. (Mining)	5,985	39,381
Huntsman Corp. (Chemicals)	4,095	61,589
International Flavors & Fragrances, Inc. (Chemicals)	1,701	109,919
International Paper Co. (Forest Products & Paper)	9,198	329,564
Intrepid Potash, Inc.* (Chemicals)	1,134	24,642
Kaiser Aluminum Corp. (Mining)	378	22,899
LyondellBasell Industries N.V. - Class A (Chemicals)	7,119	380,083
Minerals Technologies, Inc. (Chemicals)	378	27,087
Molycorp, Inc.* (Mining)	1,827	19,001
NewMarket Corp. (Chemicals)	252	68,370
Newmont Mining Corp. (Mining)	10,395	567,047
Nucor Corp. (Iron/Steel)	6,678	267,989
Olin Corp. (Chemicals)	1,701	35,279
Peabody Energy Corp. (Coal)	5,670	158,193
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,008	35,562
PPG Industries, Inc. (Chemicals)	3,213	376,178
Praxair, Inc. (Chemicals)	6,237	662,432
Reliance Steel & Aluminum Co. (Iron/Steel)	1,575	85,586
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,079	25,364
Rockwood Holdings, Inc. (Chemicals)	1,638	75,184
Royal Gold, Inc. (Mining)	1,386	122,079
RPM, Inc. (Chemicals)	2,772	73,902
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	630	14,358
Schulman (A.), Inc. (Chemicals)	630	16,166
Sensient Technologies Corp. (Chemicals)	1,071	38,963
Sigma-Aldrich Corp. (Chemicals)	2,520	176,753
Steel Dynamics, Inc. (Iron/Steel)	4,599	58,177
Stillwater Mining Co.* (Mining)	2,457	25,577
The Dow Chemical Co. (Chemicals)	25,200	738,359
The Mosaic Co. (Chemicals)	5,796	303,363
Titanium Metals Corp. (Mining)	1,575	18,443
United States Steel Corp. (Iron/Steel)	3,024	61,659
W.R. Grace & Co.* (Chemicals)	1,449	92,968
Walter Energy, Inc. (Coal)	1,323	46,252
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,071	23,155

TOTAL COMMON STOCKS
(Cost $4,185,502)		9,440,084

	Principal Amount	Value
Repurchase Agreements(a)(b)(40.7%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $5,777,034	$5,777,000	$5,777,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,777,000)		5,777,000

TOTAL INVESTMENT SECURITIES
(Cost $9,962,502) - 107.1%		15,217,084
Net other assets (liabilities) - (7.1)%		(1,007,945)

NET ASSETS - 100.0%		$14,209,139

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $2,751,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$6,361,530	$7,124
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	5,528,314	4,644
		$11,768

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Chemicals	$5,737,682	40.4%
Coal	448,350	3.1%
Environmental Control	14,831	0.1%
Forest Products & Paper	415,219	2.9%
Household Products/Wares	69,358	0.4%
Iron/Steel	688,789	4.8%
Metal Fabricate/Hardware	71,321	0.5%
Mining	1,958,972	13.9%
Miscellaneous Manufacturing	35,562	0.3%
Other**	4,769,055	33.6%
Total	$14,209,139	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (57.9%)
Acorda Therapeutics, Inc.* (Biotechnology)	3,765	$90,172
Alexion Pharmaceuticals, Inc.* (Biotechnology)	18,574	1,678,718
Amgen, Inc. (Biotechnology)	74,547	6,451,670
Biogen Idec, Inc.* (Biotechnology)	22,841	3,157,083
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	12,048	446,258
Celgene Corp.* (Biotechnology)	41,666	3,054,951
Charles River Laboratories International, Inc.* (Biotechnology)	4,769	177,979
Cubist Pharmaceuticals, Inc.* (Biotechnology)	6,275	269,198
Dendreon Corp.* (Biotechnology)	15,060	57,228
Gilead Sciences, Inc.* (Biotechnology)	73,292	4,922,291
Illumina, Inc.* (Biotechnology)	11,797	560,475
Incyte Corp.* (Biotechnology)	12,550	200,298
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	9,789	84,675
Life Technologies Corp.* (Biotechnology)	17,068	834,796
Medivation, Inc.* (Pharmaceuticals)	7,028	359,271
Myriad Genetics, Inc.* (Biotechnology)	8,283	216,766
Nektar Therapeutics* (Pharmaceuticals)	11,044	99,396
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	6,275	491,709
PDL BioPharma, Inc. (Biotechnology)	13,554	100,977
Pharmacyclics, Inc.* (Pharmaceuticals)	4,769	291,243
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,279	1,035,802
Seattle Genetics, Inc.* (Biotechnology)	10,040	252,606
Techne Corp. (Healthcare - Products)	3,263	219,796
United Therapeutics Corp.* (Biotechnology)	4,769	217,800
Vertex Pharmaceuticals, Inc.* (Biotechnology)	20,833	1,004,984

TOTAL COMMON STOCKS
(Cost $21,115,368)		26,276,142

	Principal Amount	Value
Repurchase Agreements(a)(b)(40.9%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $18,549,109	$18,549,000	$18,549,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,549,000)		18,549,000

TOTAL INVESTMENT SECURITIES
(Cost $39,664,368) - 98.8%		44,825,142
Net other assets (liabilities) - 1.2%		526,109

NET ASSETS - 100.0%		$45,351,251

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $7,668,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$23,017,517	$(354,917)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	18,730,726	(228,005)
		$(582,922)

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Biotechnology	$24,283,794	53.5%
Healthcare - Products	219,796	0.5%
Pharmaceuticals	1,772,552	3.9%
Other**	19,075,109	42.1%
Total	$45,351,251	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (57.0%)
Activision Blizzard, Inc. (Software)	352	$3,833
Altria Group, Inc. (Agriculture)	1,696	53,933
Archer-Daniels-Midland Co. (Agriculture)	552	14,816
Avon Products, Inc. (Cosmetics/Personal Care)	360	5,576
Beam, Inc. (Beverages)	128	7,112
BorgWarner, Inc.* (Auto Parts & Equipment)	96	6,319
Briggs & Stratton Corp. (Machinery - Diversified)	40	790
Brown-Forman Corp. (Beverages)	128	8,200
Brunswick Corp. (Leisure Time)	72	1,698
Bunge, Ltd. (Agriculture)	120	8,524
Campbell Soup Co. (Food)	152	5,361
Carter’s, Inc.* (Apparel)	40	2,162
Church & Dwight, Inc. (Household Products/Wares)	112	5,685
Clorox Co. (Household Products/Wares)	104	7,519
Coach, Inc. (Apparel)	240	13,452
Coca-Cola Co. (Beverages)	3,224	119,867
Coca-Cola Enterprises, Inc. (Beverages)	232	7,294
Colgate-Palmolive Co. (Cosmetics/Personal Care)	368	38,625
ConAgra Foods, Inc. (Food)	336	9,354
Constellation Brands, Inc.* (Beverages)	120	4,241
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	48	966
Crocs, Inc.* (Apparel)	72	907
D.R. Horton, Inc. (Home Builders)	232	4,863
Dana Holding Corp. (Auto Parts & Equipment)	120	1,579
Darling International, Inc.* (Environmental Control)	96	1,587
Dean Foods Co.* (Food)	152	2,560
Deckers Outdoor Corp.* (Apparel)	32	916
Dr. Pepper Snapple Group, Inc. (Beverages)	176	7,542
Electronic Arts, Inc.* (Software)	264	3,260
Energizer Holdings, Inc. (Electrical Components & Equipment)	56	4,086
Flowers Foods, Inc. (Food)	96	1,890
Ford Motor Co. (Auto Manufacturers)	3,176	35,444
Fossil, Inc.* (Distribution/Wholesale)	48	4,181
Fresh Del Monte Produce, Inc. (Food)	32	805
General Mills, Inc. (Food)	536	21,484
General Motors Co.* (Auto Manufacturers)	640	16,320
Gentex Corp. (Electronics)	120	2,066
Genuine Parts Co. (Distribution/Wholesale)	128	8,009
Green Mountain Coffee Roasters, Inc.* (Beverages)	104	2,513
Hanesbrands, Inc.* (Apparel)	80	2,678
Harley-Davidson, Inc. (Leisure Time)	192	8,978
Harman International Industries, Inc. (Home Furnishings)	56	2,348
Hasbro, Inc. (Toys/Games/Hobbies)	96	3,455
Heinz (H.J.) Co. (Food)	264	15,183
Herbalife, Ltd. (Pharmaceuticals)	96	4,930
Herman Miller, Inc. (Office Furnishings)	48	931
Hillshire Brands Co. (Food)	96	2,497
HNI Corp. (Office Furnishings)	40	1,101
Hormel Foods Corp. (Food)	112	3,307
Iconix Brand Group, Inc.* (Apparel)	56	1,037
Ingredion, Inc. (Food)	64	3,933
Jarden Corp. (Household Products/Wares)	64	3,187
Johnson Controls, Inc. (Auto Parts & Equipment)	568	14,626
Kellogg Co. (Food)	208	10,883
Kimberly-Clark Corp. (Household Products/Wares)	328	27,372
Kraft Foods Group, Inc.* (Food)	496	22,558
Lancaster Colony Corp. (Food)	16	1,164
Lear Corp. (Auto Parts & Equipment)	80	3,408
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	120	3,184
Lennar Corp. - Class A (Home Builders)	136	5,096
LKQ Corp.* (Distribution/Wholesale)	240	5,014
Lorillard, Inc. (Agriculture)	112	12,993
M.D.C. Holdings, Inc. (Home Builders)	32	1,224
Mattel, Inc. (Toys/Games/Hobbies)	280	10,298
McCormick & Co., Inc. (Food)	112	6,901
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	168	10,358
Michael Kors Holdings, Ltd.* (Retail)	96	5,250
Mohawk Industries, Inc.* (Textiles)	48	4,007
Molson Coors Brewing Co. - Class B (Beverages)	128	5,522
Mondelez International, Inc. - Class A (Food)	1,480	39,279
Monsanto Co. (Chemicals)	440	37,871
Monster Beverage Corp.* (Beverages)	128	5,718
Newell Rubbermaid, Inc. (Housewares)	240	4,954
NIKE, Inc. - Class B (Apparel)	304	27,779
Nu Skin Enterprises, Inc. (Retail)	48	2,272
NVR, Inc.* (Home Builders)	8	7,230
PepsiCo, Inc. (Beverages)	1,296	89,735
Philip Morris International, Inc. (Agriculture)	1,400	123,983
Polaris Industries, Inc. (Leisure Time)	56	4,732
Pool Corp. (Distribution/Wholesale)	40	1,685
Post Holdings, Inc.* (Food)	32	1,010
Procter & Gamble Co. (Cosmetics/Personal Care)	2,296	158,976
PulteGroup, Inc.* (Home Builders)	280	4,855
PVH Corp. (Retail)	56	6,160
Ralcorp Holdings, Inc.* (Food)	48	3,465
Ralph Lauren Corp. (Apparel)	48	7,377
Reynolds American, Inc. (Agriculture)	272	11,326
Smithfield Foods, Inc.* (Food)	112	2,293
Snap-on, Inc. (Hand/Machine Tools)	48	3,711
Stanley Black & Decker, Inc. (Hand/Machine Tools)	136	9,425
Steven Madden, Ltd.* (Apparel)	32	1,373
Take-Two Interactive Software, Inc.* (Software)	72	803

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tempur-Pedic International, Inc.* (Home Furnishings)	48	$1,269
Tenneco, Inc.* (Auto Parts & Equipment)	48	1,466
Tesla Motors, Inc.* (Auto Manufacturers)	56	1,575
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	200	12,324
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	200	2,282
The Hain Celestial Group, Inc.* (Food)	40	2,312
The Hershey Co. (Food)	128	8,813
The JM Smucker Co. - Class A (Food)	88	7,536
The Jones Group, Inc. (Apparel)	64	756
The Middleby Corp.* (Machinery - Diversified)	16	1,999
The Ryland Group, Inc. (Home Builders)	40	1,355
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	32	1,370
The Warnaco Group, Inc.* (Apparel)	32	2,259
Thor Industries, Inc. (Home Builders)	40	1,521
TiVo, Inc.* (Home Furnishings)	104	1,056
Toll Brothers, Inc.* (Home Builders)	128	4,225
TreeHouse Foods, Inc.* (Food)	32	1,714
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	88	4,093
Tupperware Corp. (Household Products/Wares)	48	2,837
Tyson Foods, Inc. - Class A (Food)	240	4,034
Under Armour, Inc.* - Class A (Apparel)	64	3,345
Universal Corp. (Agriculture)	16	793
V.F. Corp. (Apparel)	72	11,267
Visteon Corp.* (Auto Parts & Equipment)	40	1,764
WABCO Holdings, Inc.* (Auto Parts & Equipment)	56	3,280
WD-40 Co. (Household Products/Wares)	16	766
Whirlpool Corp. (Home Furnishings)	64	6,252
Wolverine World Wide, Inc. (Apparel)	40	1,675

TOTAL COMMON STOCKS (Cost $877,236)		1,298,712

	Principal Amount	Value
Repurchase Agreements(a)(b)(42.0%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $956,006	$956,000	$956,000

TOTAL REPURCHASE AGREEMENTS (Cost $956,000)		956,000

TOTAL INVESTMENT SECURITIES (Cost $1,833,236) - 99.0%		2,254,712
Net other assets (liabilities) - 1.0%		22,336

NET ASSETS - 100.0%		$2,277,048

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $836,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$870,511	$5,569
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	1,236,759	8,599
		$14,168

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Agriculture	$226,368	9.9%
Apparel	76,983	3.4%
Auto Manufacturers	53,339	2.4%
Auto Parts & Equipment	39,783	1.8%
Beverages	257,744	11.2%
Chemicals	37,871	1.6%
Cosmetics/Personal Care	215,501	9.5%
Distribution/Wholesale	18,889	0.8%
Electrical Components & Equipment	4,086	0.2%
Electronics	2,066	0.1%
Environmental Control	1,587	0.1%
Food	178,336	7.8%
Hand/Machine Tools	13,136	0.6%
Home Builders	30,369	1.3%
Home Furnishings	10,925	0.4%
Household Products/Wares	48,736	2.2%
Housewares	4,954	0.2%
Leisure Time	15,408	0.7%
Machinery - Diversified	2,789	0.1%
Miscellaneous Manufacturing	3,184	0.1%
Office Furnishings	2,032	0.1%
Pharmaceuticals	15,288	0.7%
Retail	13,682	0.6%
Software	7,896	0.4%
Textiles	4,007	0.2%
Toys/Games/Hobbies	13,753	0.6%
Other**	978,336	43.0%
Total	$2,277,048	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (61.2%)
Aaron’s, Inc. (Commercial Services)	205	$6,320
Abercrombie & Fitch Co. - Class A (Retail)	246	7,523
Acxiom Corp.* (Software)	205	3,741
Advance Auto Parts, Inc. (Retail)	205	14,543
Aeropostale, Inc.* (Retail)	246	2,940
Alaska Air Group, Inc.* (Airlines)	205	7,839
Amazon.com, Inc.* (Internet)	1,066	248,186
AMC Networks, Inc.* - Class A (Media)	164	7,662
American Eagle Outfitters, Inc. (Retail)	533	11,124
AmerisourceBergen Corp. (Pharmaceuticals)	738	29,107
ANN, Inc.* (Retail)	123	4,325
Apollo Group, Inc.* - Class A (Commercial Services)	287	5,763
Arbitron, Inc. (Commercial Services)	82	2,982
Ascena Retail Group, Inc.* (Retail)	369	7,306
AutoNation, Inc.* (Retail)	123	5,461
AutoZone, Inc.* (Retail)	123	46,125
Avis Budget Group, Inc.* (Commercial Services)	328	5,422
Bally Technologies, Inc.* (Entertainment)	123	6,140
Bed Bath & Beyond, Inc.* (Retail)	697	40,203
Best Buy Co., Inc. (Retail)	779	11,849
Big Lots, Inc.* (Retail)	164	4,777
Bob Evans Farms, Inc. (Retail)	82	3,122
Brinker International, Inc. (Retail)	205	6,314
Cabela’s, Inc.* (Retail)	123	5,512
Cablevision Systems Corp. NY - Class A (Media)	656	11,428
Cardinal Health, Inc. (Pharmaceuticals)	1,025	42,158
CarMax, Inc.* (Retail)	656	22,140
Carnival Corp. - Class A (Leisure Time)	1,312	49,698
Casey’s General Stores, Inc. (Retail)	123	6,341
CBS Corp. - Class B (Media)	1,763	57,121
Charter Communications, Inc.* - A (Media)	123	9,521
Chemed Corp. (Commercial Services)	41	2,757
Chico’s FAS, Inc. (Retail)	492	9,151
Chipotle Mexican Grill, Inc.* (Retail)	82	20,871
Choice Hotels International, Inc. (Lodging)	82	2,566
Cinemark Holdings, Inc. (Entertainment)	287	7,086
Comcast Corp. - Class A (Media)	7,913	296,817
Copart, Inc.* (Retail)	328	9,443
Costco Wholesale Corp. (Retail)	1,271	125,105
Cracker Barrel Old Country Store, Inc. (Retail)	82	5,219
CVS Caremark Corp. (Retail)	3,772	175,020
Darden Restaurants, Inc. (Retail)	369	19,417
Delta Air Lines, Inc.* (Airlines)	2,501	24,085
DeVry, Inc. (Commercial Services)	164	4,307
Dick’s Sporting Goods, Inc. (Retail)	287	14,350
Dillards, Inc. - A (Retail)	82	6,314
DIRECTV* (Media)	1,845	94,298
Discovery Communications, Inc.* - Class A (Media)	738	43,557
DISH Network Corp. - A (Media)	656	23,373
Dolby Laboratories, Inc.* - A (Electronics)	164	5,181
Dollar General Corp.* (Retail)	779	37,875
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	82	6,314
Dollar Tree, Inc.* (Retail)	697	27,789
Domino’s Pizza, Inc. (Retail)	164	6,662
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	205	4,176
DSW, Inc. - A (Retail)	82	5,132
Dun & Bradstreet Corp. (Software)	123	9,968
Dunkin’ Brands Group, Inc. (Food)	205	6,355
eBay, Inc.* (Internet)	3,444	166,311
Expedia, Inc. (Internet)	287	16,976
Express, Inc.* (Retail)	246	2,738
FactSet Research Systems, Inc. (Media)	123	11,138
Family Dollar Stores, Inc. (Retail)	287	18,931
Foot Locker, Inc. (Retail)	451	15,109
GameStop Corp. - Class A (Retail)	369	8,424
Gannett Co., Inc. (Media)	697	11,779
Genesco, Inc.* (Retail)	82	4,699
GNC Holdings, Inc. - A (Retail)	246	9,513
Group 1 Automotive, Inc. (Retail)	82	5,085
GUESS?, Inc. (Retail)	164	4,064
H & R Block, Inc. (Commercial Services)	820	14,513
Harris Teeter Supermarkets, Inc. (Food)	164	6,142
Hertz Global Holdings, Inc.* (Commercial Services)	902	11,970
Hillenbrand, Inc. (Commercial Services)	205	4,196
HSN, Inc. (Retail)	123	6,398
Hyatt Hotels Corp.* - A (Lodging)	164	5,986
IHS, Inc.* - A (Computers)	164	13,840
International Game Technology (Entertainment)	779	10,002
J.C. Penney Co., Inc. (Retail)	410	9,844
Jack in the Box, Inc.* (Retail)	123	3,199
JetBlue Airways Corp.* (Airlines)	656	3,470
John Wiley & Sons, Inc. (Media)	123	5,336
Kohls Corp. (Retail)	656	34,952
Kroger Co. (Food)	1,599	40,327
Lamar Advertising Co.* - Class A (Advertising)	164	6,437
Las Vegas Sands Corp. (Lodging)	1,066	49,504
Liberty Global, Inc.* - A (Media)	738	44,302
Liberty Media Corp. - Liberty Capital* - A (Media)	328	36,628
Liberty Media Holding Corp.-Interactive Series A* (Internet)	1,517	30,340
Liberty Ventures* (Internet)	82	4,667
Life Time Fitness, Inc.* (Leisure Time)	123	5,521
Live Nation, Inc.* (Commercial Services)	410	3,752
Lowe’s Cos., Inc. (Retail)	3,362	108,862
Macy’s, Inc. (Retail)	1,189	45,265
Madison Square Garden, Inc.* - A (Entertainment)	164	6,750
Marriott International, Inc. - Class A (Lodging)	738	26,928

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marriott Vacations Worldwide Corp.* (Entertainment)	82	$3,226
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	82	2,359
McDonald’s Corp. (Retail)	2,993	259,793
McGraw-Hill Cos., Inc. (Media)	820	45,330
McKesson Corp. (Pharmaceuticals)	697	65,037
Meredith Corp. (Media)	123	4,117
MGM Resorts International* (Lodging)	1,107	11,413
Morningstar, Inc. (Commercial Services)	82	5,164
Neilsen Holdings N.V.* (Media)	369	10,671
Netflix, Inc.* (Internet)	164	12,971
News Corp. - Class A (Media)	6,027	144,166
Nordstrom, Inc. (Retail)	451	25,603
Omnicare, Inc. (Pharmaceuticals)	328	11,326
Omnicom Group, Inc. (Advertising)	779	37,322
OpenTable, Inc.* (Internet)	82	3,852
O’Reilly Automotive, Inc.* (Retail)	369	31,616
Orient-Express Hotels, Ltd.* - Class A (Lodging)	246	2,886
Panera Bread Co.* - Class A (Retail)	82	13,828
Papa John’s International, Inc.* (Retail)	41	2,186
Penn National Gaming, Inc.* (Entertainment)	205	8,288
PetSmart, Inc. (Retail)	328	21,776
Pier 1 Imports, Inc. (Retail)	328	6,691
Priceline.com, Inc.* (Internet)	164	94,098
Regal Entertainment Group - A (Entertainment)	246	3,779
Regis Corp. (Retail)	164	2,732
Rent-A-Center, Inc. (Commercial Services)	164	5,466
Rite Aid Corp.* (Retail)	2,091	2,426
Rollins, Inc. (Commercial Services)	205	4,647
Ross Stores, Inc. (Retail)	656	39,983
Royal Caribbean Cruises, Ltd. (Leisure Time)	410	13,805
Safeway, Inc. (Food)	697	11,368
Saks, Inc.* (Retail)	287	2,950
Sally Beauty Holdings, Inc.* (Retail)	451	10,860
Scholastic Corp. (Media)	82	2,705
Scientific Games Corp.* - Class A (Entertainment)	164	1,350
Scripps Networks Interactive - Class A (Media)	246	14,937
Sears Canada, Inc.* (Retail)	53	573
Sears Holdings Corp. (Retail)	123	7,708
Service Corp. International (Commercial Services)	656	9,210
Shutterfly, Inc.* (Internet)	82	2,481
Signet Jewelers, Ltd. (Retail)	246	12,733
Sirius XM Radio, Inc.* (Media)	11,357	31,800
Six Flags Entertainment Corp. (Entertainment)	164	9,366
Sotheby’s - Class A (Commercial Services)	205	6,382
Southwest Airlines Co. (Airlines)	2,214	19,527
Staples, Inc. (Retail)	2,009	23,134
Starbucks Corp. (Retail)	2,255	103,505
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	574	29,762
Strayer Education, Inc. (Commercial Services)	41	2,356
Sysco Corp. (Food)	1,722	53,503
Target Corp. (Retail)	1,927	122,846
The Buckle, Inc. (Retail)	82	3,704
The Cato Corp. - Class A (Retail)	82	2,327
The Cheesecake Factory, Inc. (Retail)	164	5,422
The Children’s Place Retail Stores, Inc.* (Retail)	82	4,791
The Fresh Market, Inc.* (Food)	123	6,975
The Gap, Inc. (Retail)	902	32,219
The Home Depot, Inc. (Retail)	4,469	274,308
The Interpublic Group of Cos., Inc. (Advertising)	1,312	13,251
The Limited, Inc. (Retail)	697	33,379
The Men’s Wearhouse, Inc. (Retail)	123	4,033
The New York Times Co.* - Class A (Media)	369	3,018
The Wendy’s Co. (Retail)	820	3,501
Tiffany & Co. (Retail)	369	23,328
Time Warner Cable, Inc. (Media)	902	89,397
Time Warner, Inc. (Media)	2,829	122,920
TJX Cos., Inc. (Retail)	2,173	90,462
Tractor Supply Co. (Retail)	205	19,729
TripAdvisor, Inc.* (Internet)	328	9,935
Ulta Salon, Cosmetics & Fragrance, Inc. (Retail)	164	15,124
United Continental Holdings, Inc.* (Airlines)	984	18,903
United Natural Foods, Inc.* (Food)	164	8,731
Urban Outfitters, Inc.* (Retail)	328	11,729
US Airways Group, Inc.* (Airlines)	492	5,993
Vail Resorts, Inc. (Entertainment)	123	6,984
Valassis Communications, Inc.* (Commercial Services)	123	3,200
ValueClick, Inc.* (Internet)	205	3,417
VCA Antech, Inc.* (Pharmaceuticals)	246	4,817
Viacom, Inc. - Class B (Media)	1,394	71,470
Vitamin Shoppe, Inc.* (Retail)	82	4,694
Walgreen Co. (Retail)	2,542	89,555
Wal-Mart Stores, Inc. (Retail)	4,961	372,173
Walt Disney Co. (Media)	5,330	261,543
WebMD Health Corp.* (Internet)	164	2,445
Weight Watchers International, Inc. (Commercial Services)	82	4,121
Whole Foods Market, Inc. (Food)	492	46,607
Williams-Sonoma, Inc. (Retail)	246	11,373
WMS Industries, Inc.* (Leisure Time)	164	2,695
Wyndham Worldwide Corp. (Lodging)	410	20,664
Wynn Resorts, Ltd. (Lodging)	246	29,781
YUM! Brands, Inc. (Retail)	1,353	94,859

TOTAL COMMON STOCKS (Cost $4,254,634)		5,708,969

See accompanying notes to the schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $3,322,020	$3,322,000	$3,322,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,322,000)		3,322,000

TOTAL INVESTMENT SECURITIES (Cost $7,576,634) - 96.8%		9,030,969
Net other assets (liabilities) - 3.2%		302,692

NET ASSETS - 100.0%		$9,333,661

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,717,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$3,797,589	$(9,966)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	4,469,138	(2,442)
		$(12,408)

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Advertising	$57,010	0.6%
Airlines	79,817	0.9%
Commercial Services	108,842	1.2%
Computers	13,840	0.1%
Electronics	5,181	0.1%
Entertainment	67,147	0.7%
Food	180,008	1.9%
Internet	595,679	6.3%
Leisure Time	71,719	0.8%
Lodging	179,490	2.0%
Media	1,455,034	15.5%
Miscellaneous Manufacturing	2,359	NM
Pharmaceuticals	152,445	1.7%
Retail	2,726,689	29.3%
Software	13,709	0.1%
Other**	3,624,692	38.8%
Total	$9,333,661	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (54.1%)
ACE, Ltd. (Insurance)	657	$51,673
Affiliated Managers Group, Inc.* (Diversified Financial Services)	73	9,235
AFLAC, Inc. (Insurance)	876	43,607
Alexander & Baldwin, Inc.* (Real Estate)	73	2,112
Alexandria Real Estate Equities, Inc. (REIT)	146	10,283
Allied World Assurance Co. Holdings, Ltd. (Insurance)	73	5,862
Allstate Corp. (Insurance)	876	35,022
American Campus Communities, Inc. (REIT)	146	6,615
American Capital Agency Corp. (REIT)	657	21,694
American Express Co. (Diversified Financial Services)	1,825	102,144
American Financial Group, Inc. (Insurance)	146	5,665
American International Group, Inc.* (Insurance)	2,117	73,947
American Realty Capital Trust, Inc. (Investment Companies)	292	3,291
American Tower Corp. (REIT)	730	54,961
Ameriprise Financial, Inc. (Diversified Financial Services)	365	21,305
Annaly Mortgage Management, Inc. (REIT)	1,825	29,456
Aon PLC (Insurance)	584	31,507
Apartment Investment and Management Co. - Class A (REIT)	292	7,793
Arch Capital Group, Ltd.* (Insurance)	219	9,669
Argo Group International Holdings, Ltd. (Insurance)	73	2,511
Arthur J. Gallagher & Co. (Insurance)	219	7,761
Aspen Insurance Holdings, Ltd. (Insurance)	146	4,723
Associated Banc-Corp. (Banks)	292	3,764
Assurant, Inc. (Insurance)	146	5,520
Assured Guaranty, Ltd. (Insurance)	365	5,070
Astoria Financial Corp. (Savings & Loans)	146	1,464
AvalonBay Communities, Inc. (REIT)	146	19,792
Axis Capital Holdings, Ltd. (Insurance)	219	7,932
BancorpSouth, Inc. (Banks)	146	2,066
Bank of America Corp. (Banks)	19,856	185,057
Bank of Hawaii Corp. (Banks)	73	3,224
Bank of New York Mellon Corp. (Banks)	2,190	54,115
BB&T Corp. (Banks)	1,314	38,040
Berkshire Hathaway, Inc.* - Class B (Insurance)	3,358	289,963
BioMed Realty Trust, Inc. (REIT)	292	5,583
BlackRock, Inc. (Diversified Financial Services)	219	41,539
BOK Financial Corp. (Banks)	73	4,281
Boston Properties, Inc. (REIT)	292	31,040
Brandywine Realty Trust (REIT)	292	3,387
BRE Properties, Inc. - Class A (REIT)	146	7,059
Brown & Brown, Inc. (Insurance)	219	5,595
Camden Property Trust (REIT)	146	9,582
Capital One Financial Corp. (Banks)	1,095	65,886
CapitalSource, Inc. (Banks)	438	3,465
Capitol Federal Financial, Inc. (Savings & Loans)	292	3,478
Cash America International, Inc. (Retail)	73	2,854
Cathay Bancorp, Inc. (Banks)	146	2,583
CBL & Associates Properties, Inc. (REIT)	292	6,532
CBOE Holdings, Inc. (Diversified Financial Services)	146	4,305
CBRE Group, Inc.* - Class A (Real Estate)	584	10,524
Chimera Investment Corp. (REIT)	1,898	5,068
Cincinnati Financial Corp. (Insurance)	292	11,633
CIT Group, Inc.* (Banks)	365	13,585
Citigroup, Inc. (Banks)	5,402	201,981
City National Corp. (Banks)	73	3,730
CME Group, Inc. (Diversified Financial Services)	584	32,663
CNO Financial Group, Inc. (Insurance)	438	4,196
Colonial Properties Trust (REIT)	146	3,158
Comerica, Inc. (Banks)	365	10,881
Commerce Bancshares, Inc. (Banks)	146	5,560
CommonWealth REIT (REIT)	146	2,002
Corporate Office Properties Trust (REIT)	146	3,643
Cullen/Frost Bankers, Inc. (Banks)	146	8,074
CYS Investments, Inc. (REIT)	292	3,919
DCT Industrial Trust, Inc. (REIT)	438	2,825
DDR Corp. (REIT)	438	6,728
DiamondRock Hospitality Co. (REIT)	365	3,095
Digital Realty Trust, Inc. (REIT)	219	13,453
Discover Financial Services (Diversified Financial Services)	949	38,909
Douglas Emmett, Inc. (REIT)	219	5,136
Duke Realty Corp. (REIT)	511	7,399
DuPont Fabros Technology, Inc. (REIT)	146	3,133
E*TRADE Financial Corp.* (Diversified Financial Services)	438	3,662
East West Bancorp, Inc. (Banks)	292	6,217
EastGroup Properties, Inc. (REIT)	73	3,800
Eaton Vance Corp. (Diversified Financial Services)	219	6,163
Endurance Specialty Holdings, Ltd. (Insurance)	73	2,960
Entertainment Properties Trust (REIT)	73	3,245
Equifax, Inc. (Commercial Services)	219	10,959
Equity Lifestyle Properties, Inc. (REIT)	73	4,915
Equity Residential (REIT)	584	33,527
Erie Indemnity Co. - Class A (Insurance)	73	4,542
Essex Property Trust, Inc. (REIT)	73	10,950
Everest Re Group, Ltd. (Insurance)	73	8,107
Extra Space Storage, Inc. (REIT)	146	5,036
EZCORP, Inc.* - Class A (Retail)	73	1,435
F.N.B. Corp. (Banks)	292	3,133
Federal Realty Investment Trust (REIT)	146	15,743
Federated Investors, Inc. - Class B (Diversified Financial Services)	146	3,393
Fidelity National Title Group, Inc. - Class A (Insurance)	365	7,815
Fifth Third Bancorp (Banks)	1,679	24,396

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First American Financial Corp. (Insurance)	219	$4,982
First Financial Bankshares, Inc. (Banks)	73	2,645
First Horizon National Corp. (Banks)	439	4,085
First Midwest Bancorp, Inc. (Banks)	146	1,806
First Niagara Financial Group, Inc. (Savings & Loans)	657	5,440
First Republic Bank (Banks)	146	5,015
FirstMerit Corp. (Banks)	219	3,035
Forest City Enterprises, Inc.* - Class A (Real Estate)	219	3,515
Franklin Resources, Inc. (Diversified Financial Services)	219	27,988
Franklin Street Properties Corp. (REIT)	146	1,666
Fulton Financial Corp. (Banks)	365	3,548
General Growth Properties, Inc. (REIT)	803	15,787
Genworth Financial, Inc.* - Class A (Insurance)	876	5,221
Glacier Bancorp, Inc. (Banks)	146	2,117
Greenhill & Co., Inc. (Diversified Financial Services)	73	3,484
Hancock Holding Co. (Banks)	146	4,612
Hanover Insurance Group, Inc. (Insurance)	73	2,636
Hartford Financial Services Group, Inc. (Insurance)	803	17,433
Hatteras Financial Corp. (REIT)	146	3,981
HCC Insurance Holdings, Inc. (Insurance)	219	7,805
HCP, Inc. (REIT)	876	38,807
Health Care REIT, Inc. (REIT)	511	30,369
Healthcare Realty Trust, Inc. (REIT)	146	3,430
Highwoods Properties, Inc. (REIT)	146	4,709
Home Properties, Inc. (REIT)	73	4,438
Horace Mann Educators Corp. (Insurance)	73	1,402
Hospitality Properties Trust (REIT)	219	5,063
Host Hotels & Resorts, Inc. (REIT)	1,314	19,000
Hudson City Bancorp, Inc. (Savings & Loans)	876	7,433
Huntington Bancshares, Inc. (Banks)	1,606	10,262
IBERIABANK Corp. (Banks)	73	3,635
IntercontinentalExchange, Inc.* (Diversified Financial Services)	146	19,126
International Bancshares Corp. (Banks)	73	1,325
Invesco Mortgage Capital, Inc. (REIT)	219	4,693
Invesco, Ltd. (Diversified Financial Services)	803	19,529
J.P. Morgan Chase & Co. (Banks)	7,008	292,092
Janus Capital Group, Inc. (Diversified Financial Services)	365	3,103
Jefferies Group, Inc. (Diversified Financial Services)	219	3,119
Jones Lang LaSalle, Inc. (Real Estate)	73	5,675
Kemper Corp. (Insurance)	73	2,263
KeyCorp (Banks)	1,752	14,752
Kilroy Realty Corp. (REIT)	146	6,484
Kimco Realty Corp. (REIT)	730	14,250
LaSalle Hotel Properties (REIT)	146	3,495
Legg Mason, Inc. (Diversified Financial Services)	219	5,580
Lexington Realty Trust (REIT)	219	2,078
Liberty Property Trust (REIT)	219	7,691
Lincoln National Corp. (Insurance)	511	12,668
Loews Corp. (Insurance)	584	24,692
M&T Bank Corp. (Banks)	219	22,798
Mack-Cali Realty Corp. (REIT)	146	3,795
Marsh & McLennan Cos., Inc. (Insurance)	1,022	34,779
MasterCard, Inc. - Class A (Commercial Services)	219	100,944
MB Financial, Inc. (Banks)	73	1,479
MBIA, Inc.* (Insurance)	292	2,891
Mercury General Corp. (Insurance)	73	2,959
MetLife, Inc. (Insurance)	1,971	69,951
MFA Financial, Inc. (REIT)	657	5,368
Mid-America Apartment Communities, Inc. (REIT)	73	4,724
Montpelier Re Holdings, Ltd. (Insurance)	73	1,670
Moody’s Corp. (Commercial Services)	365	17,578
Morgan Stanley Dean Witter & Co. (Banks)	2,555	44,406
MSCI, Inc.* - Class A (Software)	219	5,900
NASDAQ Stock Market, Inc. (Diversified Financial Services)	219	5,214
National Penn Bancshares, Inc. (Banks)	219	1,956
National Retail Properties, Inc. (REIT)	219	6,938
New York Community Bancorp (Savings & Loans)	803	11,129
Northern Trust Corp. (Banks)	438	20,928
NYSE Euronext (Diversified Financial Services)	438	10,845
Ocwen Financial Corp.* (Diversified Financial Services)	219	8,447
Old National Bancorp (Banks)	219	2,687
Old Republic International Corp. (Insurance)	438	4,327
OMEGA Healthcare Investors, Inc. (REIT)	219	5,024
PacWest Bancorp (Banks)	73	1,643
PartnerRe, Ltd. (Insurance)	146	11,826
People’s United Financial, Inc. (Savings & Loans)	657	7,904
Piedmont Office Realty Trust, Inc. - Class A (REIT)	292	5,198
Platinum Underwriters Holdings, Ltd. (Insurance)	73	3,241
Plum Creek Timber Co., Inc. (Forest Products & Paper)	292	12,819
PNC Financial Services Group (Banks)	949	55,222
Popular, Inc.* (Banks)	219	4,233
Post Properties, Inc. (REIT)	73	3,563
Potlatch Corp. (REIT)	73	2,809
Principal Financial Group, Inc. (Insurance)	511	14,073
PrivateBancorp, Inc. (Banks)	73	1,180
ProAssurance Corp. (Insurance)	73	6,526
Progressive Corp. (Insurance)	1,022	22,791
Prologis, Inc. (REIT)	876	30,038
Prosperity Bancshares, Inc. (Banks)	73	3,056
Protective Life Corp. (Insurance)	146	3,986

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Provident Financial Services, Inc. (Savings & Loans)	73	$1,095
Prudential Financial, Inc. (Insurance)	876	49,976
Public Storage, Inc. (REIT)	292	40,480
Raymond James Financial Corp. (Diversified Financial Services)	219	8,353
Rayonier, Inc. (REIT)	219	10,733
Realty Income Corp. (REIT)	219	8,600
Redwood Trust, Inc. (REIT)	146	2,276
Regency Centers Corp. (REIT)	146	7,011
Regions Financial Corp. (Banks)	2,628	17,135
Reinsurance Group of America, Inc. (Insurance)	146	7,726
RenaissanceRe Holdings (Insurance)	73	5,939
Ryman Hospitality Properties, Inc.* (Lodging)	73	2,848
SEI Investments Co. (Commercial Services)	219	4,792
Selective Insurance Group, Inc. (Insurance)	73	1,350
Senior Housing Properties Trust (REIT)	292	6,418
Signature Bank* (Banks)	73	5,201
Simon Property Group, Inc. (REIT)	584	88,890
SL Green Realty Corp. (REIT)	146	10,994
SLM Corp. (Diversified Financial Services)	876	15,400
Sovran Self Storage, Inc. (REIT)	73	4,219
St. Joe Co.* (Real Estate)	146	2,891
StanCorp Financial Group, Inc. (Insurance)	73	2,508
Starwood Property Trust, Inc. (REIT)	219	5,019
State Street Corp. (Banks)	876	39,043
Stifel Financial Corp.* (Diversified Financial Services)	73	2,314
Sunstone Hotel Investors, Inc.* (REIT)	219	2,164
SunTrust Banks, Inc. (Banks)	1,022	27,798
Susquehanna Bancshares, Inc. (Banks)	365	3,785
SVB Financial Group* (Banks)	73	4,131
Synovus Financial Corp. (Banks)	1,460	3,577
T. Rowe Price Group, Inc. (Diversified Financial Services)	438	28,444
Tanger Factory Outlet Centers, Inc. (REIT)	146	4,595
Taubman Centers, Inc. (REIT)	146	11,468
TCF Financial Corp. (Banks)	292	3,340
TD Ameritrade Holding Corp. (Diversified Financial Services)	438	6,872
Texas Capital Bancshares, Inc.* (Banks)	73	3,465
TFS Financial Corp.* (Savings & Loans)	146	1,307
The Charles Schwab Corp. (Diversified Financial Services)	2,044	27,758
The Chubb Corp. (Insurance)	511	39,337
The Goldman Sachs Group, Inc. (Banks)	803	98,278
The Howard Hughes Corp.* (Real Estate)	73	5,110
The Macerich Co. (REIT)	219	12,483
The Travelers Cos., Inc. (Insurance)	730	51,786
Torchmark Corp. (Insurance)	146	7,386
Tower Group, Inc. (Insurance)	73	1,315
Trustmark Corp. (Banks)	146	3,427
Two Harbors Investment Corp. (REIT)	511	6,096
U.S. Bancorp (Banks)	3,504	116,367
UDR, Inc. (REIT)	438	10,630
UMB Financial Corp. (Banks)	73	3,251
Umpqua Holdings Corp. (Banks)	219	2,648
United Bankshares, Inc. (Banks)	73	1,740
UnumProvident Corp. (Insurance)	511	10,363
Validus Holdings, Ltd. (Insurance)	146	5,227
Valley National Bancorp (Banks)	365	3,555
Ventas, Inc. (REIT)	511	32,331
Visa, Inc. - Class A (Commercial Services)	949	131,682
Vornado Realty Trust (REIT)	292	23,421
W.R. Berkley Corp. (Insurance)	219	8,517
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	146	4,866
Washington Federal, Inc. (Savings & Loans)	219	3,675
Washington REIT (REIT)	146	3,754
Webster Financial Corp. (Banks)	146	3,212
Weingarten Realty Investors (REIT)	219	5,913
Wells Fargo & Co. (Banks)	9,052	304,961
Westamerica Bancorp (Banks)	73	3,221
Western Union Co. (Commercial Services)	1,095	13,907
Weyerhaeuser Co. (REIT)	1,022	28,299
Willis Group Holdings PLC (Insurance)	292	9,832
Wintrust Financial Corp. (Banks)	73	2,697
XL Group PLC (Insurance)	584	14,448
Zions Bancorp (Banks)	365	7,837

TOTAL COMMON STOCKS (Cost $2,560,499)		4,661,601

	Principal Amount	Value
Repurchase Agreements(a)(b)(48.5%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $4,173,025	$4,173,000	$4,173,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,173,000)		4,173,000

TOTAL INVESTMENT SECURITIES (Cost $6,733,499) - 102.6%		8,834,601
Net other assets (liabilities) - (2.6)%		(222,775)

NET ASSETS - 100.0%		$8,611,826

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,689,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$5,037,206	$15,868
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	3,486,017	5,310
		$21,178

Financials UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Banks	$1,807,224	21.1%
Commercial Services	279,862	3.3%
Diversified Financial Services	463,760	5.4%
Forest Products & Paper	12,819	0.1%
Insurance	1,099,112	12.8%
Investment Companies	3,291	NM
Lodging	2,848	NM
Real Estate	29,827	0.3%
REIT	909,744	10.5%
Retail	4,289	NM
Savings & Loans	42,925	0.5%
Software	5,900	0.1%
Other**	3,950,225	45.9%
Total	$8,611,826	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (52.6%)
Abbott Laboratories (Pharmaceuticals)	7,905	$517,936
Acorda Therapeutics, Inc.* (Biotechnology)	170	4,072
Aetna, Inc. (Healthcare - Services)	1,700	74,289
Alere, Inc.* (Healthcare - Products)	425	8,160
Alexion Pharmaceuticals, Inc.* (Biotechnology)	935	84,505
Align Technology, Inc.* (Healthcare - Products)	340	9,037
Alkermes PLC* (Pharmaceuticals)	595	11,025
Allergan, Inc. (Pharmaceuticals)	1,530	137,578
AMERIGROUP Corp.* (Healthcare - Services)	255	23,292
Amgen, Inc. (Biotechnology)	3,910	338,390
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	850	18,318
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	255	5,222
Bard (C.R.), Inc. (Healthcare - Products)	425	40,881
Baxter International, Inc. (Healthcare - Products)	2,805	175,677
Becton, Dickinson & Co. (Healthcare - Products)	1,020	77,194
Biogen Idec, Inc.* (Biotechnology)	1,190	164,482
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	595	22,039
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	85	8,615
Boston Scientific Corp.* (Healthcare - Products)	7,140	36,700
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,500	282,625
Brookdale Senior Living, Inc.* (Healthcare - Services)	510	11,965
CareFusion Corp.* (Healthcare - Products)	1,105	29,349
Celgene Corp.* (Biotechnology)	2,210	162,037
Centene Corp.* (Healthcare - Services)	255	9,685
Cepheid, Inc.* (Healthcare - Products)	340	10,305
Charles River Laboratories International, Inc.* (Biotechnology)	255	9,517
CIGNA Corp. (Healthcare - Services)	1,445	73,695
Community Health Systems, Inc.* (Healthcare - Services)	425	11,654
Covance, Inc.* (Healthcare - Services)	255	12,421
Coventry Health Care, Inc. (Healthcare - Services)	680	29,675
Covidien PLC (Healthcare - Products)	2,465	135,452
Cubist Pharmaceuticals, Inc.* (Biotechnology)	340	14,586
DaVita, Inc.* (Healthcare - Services)	425	47,821
Dendreon Corp.* (Biotechnology)	765	2,907
DENTSPLY International, Inc. (Healthcare - Products)	680	25,051
Edwards Lifesciences Corp.* (Healthcare - Products)	595	51,664
Eli Lilly & Co. (Pharmaceuticals)	5,185	252,147
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	595	17,053
Express Scripts Holding Co.* (Pharmaceuticals)	4,080	251,082
Forest Laboratories, Inc.* (Pharmaceuticals)	1,190	40,115
Gilead Sciences, Inc.* (Biotechnology)	3,825	256,887
Haemonetics Corp.* (Healthcare - Products)	170	13,889
HCA Holdings, Inc. (Healthcare - Services)	850	24,149
Health Management Associates, Inc.* - Class A (Healthcare - Services)	1,275	9,308
Health Net, Inc.* (Healthcare - Services)	425	9,146
HEALTHSOUTH Corp.* (Healthcare - Services)	510	11,286
Henry Schein, Inc.* (Healthcare - Products)	425	31,357
Hill-Rom Holdings, Inc. (Healthcare - Products)	340	9,551
HMS Holdings Corp.* (Commercial Services)	425	9,813
Hologic, Inc.* (Healthcare - Products)	1,360	28,043
Hospira, Inc.* (Healthcare - Products)	850	26,087
Humana, Inc. (Healthcare - Services)	850	63,130
IDEXX Laboratories, Inc.* (Healthcare - Products)	255	24,531
Illumina, Inc.* (Biotechnology)	595	28,268
Impax Laboratories, Inc.* (Pharmaceuticals)	340	7,225
Incyte Corp.* (Biotechnology)	680	10,853
Intuitive Surgical, Inc.* (Healthcare - Products)	170	92,177
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	510	4,412
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	255	13,701
Johnson & Johnson (Healthcare - Products)	13,940	987,230
Laboratory Corp. of America Holdings* (Healthcare - Services)	510	43,212
Life Technologies Corp.* (Biotechnology)	850	41,574
LifePoint Hospitals, Inc.* (Healthcare - Services)	255	9,012
Magellan Health Services, Inc.* (Healthcare - Services)	170	8,526
Masimo Corp.* (Healthcare - Products)	255	5,602
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	340	14,759
Medivation, Inc.* (Pharmaceuticals)	340	17,381
Mednax, Inc.* (Healthcare - Services)	255	17,590
Medtronic, Inc. (Healthcare - Products)	5,185	215,591
Merck & Co., Inc. (Pharmaceuticals)	15,385	702,018
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,040	51,694
Myriad Genetics, Inc.* (Biotechnology)	425	11,122
Nektar Therapeutics* (Pharmaceuticals)	595	5,355
NuVasive, Inc.* (Healthcare - Products)	255	3,677
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	340	26,642
Owens & Minor, Inc. (Distribution/Wholesale)	340	9,680
PAREXEL International Corp.* (Commercial Services)	340	10,435
Patterson Cos., Inc. (Healthcare - Products)	425	14,195
PDL BioPharma, Inc. (Biotechnology)	680	5,066
Perrigo Co. (Pharmaceuticals)	425	48,879

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pfizer, Inc. (Pharmaceuticals)	37,825	$940,708
Pharmacyclics, Inc.* (Pharmaceuticals)	255	15,573
PSS World Medical, Inc.* (Healthcare - Products)	255	7,298
Quest Diagnostics, Inc. (Healthcare - Services)	765	44,156
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	340	8,663
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	340	48,382
ResMed, Inc. (Healthcare - Products)	680	27,159
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	255	9,955
Seattle Genetics, Inc.* (Biotechnology)	510	12,832
Sirona Dental Systems, Inc.* (Healthcare - Products)	255	14,601
St. Jude Medical, Inc. (Healthcare - Products)	1,615	61,790
STERIS Corp. (Healthcare - Products)	255	9,081
Stryker Corp. (Healthcare - Products)	1,445	76,007
Techne Corp. (Healthcare - Products)	170	11,451
Teleflex, Inc. (Healthcare - Products)	170	11,552
Tenet Healthcare Corp.* (Healthcare - Services)	510	12,036
The Cooper Cos., Inc. (Healthcare - Products)	255	24,475
Theravance, Inc.* (Pharmaceuticals)	340	7,653
Thermo Fisher Scientific, Inc. (Electronics)	1,870	114,182
Thoratec Corp.* (Healthcare - Products)	340	12,138
United Therapeutics Corp.* (Biotechnology)	255	11,646
UnitedHealth Group, Inc. (Healthcare - Services)	5,185	290,359
Universal Health Services, Inc. - Class B (Healthcare - Services)	425	17,591
Varian Medical Systems, Inc.* (Healthcare - Products)	595	39,722
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,105	53,305
ViroPharma, Inc.* (Pharmaceuticals)	340	8,585
VIVUS, Inc.* (Pharmaceuticals)	510	7,599
Volcano Corp.* (Healthcare - Products)	255	7,298
Warner Chilcott PLC - Class A (Pharmaceuticals)	850	9,843
Waters Corp.* (Electronics)	425	34,769
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	680	58,446
WellCare Health Plans, Inc.* (Healthcare - Services)	255	12,138
WellPoint, Inc. (Healthcare - Services)	1,615	98,966
West Pharmaceutical Services, Inc. (Healthcare - Products)	170	9,158
Zimmer Holdings, Inc. (Healthcare - Products)	850	54,579

TOTAL COMMON STOCKS (Cost $6,484,112)		8,344,967

	Principal Amount	Value
Repurchase Agreements(a)(b)(51.3%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $8,135,048	$8,135,000	$8,135,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,135,000)		8,135,000

TOTAL INVESTMENT SECURITIES (Cost $14,619,112) - 103.9%		16,479,967
Net other assets (liabilities) - (3.9)%		(625,027)

NET ASSETS - 100.0%		$15,854,940

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $3,296,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$8,036,546	$(56,367)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	7,405,637	(40,847)
		$(97,214)

Health Care UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Biotechnology	$1,287,364	8.1%
Commercial Services	20,248	0.1%
Distribution/Wholesale	9,680	0.1%
Electronics	148,951	0.9%
Healthcare - Products	2,417,709	15.3%
Healthcare - Services	965,102	6.1%
Pharmaceuticals	3,495,913	22.0%
Other**	7,509,973	47.4%
Total	$15,854,940	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (5.2%)
3M Co. (Miscellaneous Manufacturing)	105	$9,199
ABM Industries, Inc. (Commercial Services)	9	171
Acacia Research Corp.* (Media)	9	234
Accenture PLC - Class A (Computers)	102	6,876
Actuant Corp. - Class A (Miscellaneous Manufacturing)	12	339
Acuity Brands, Inc. (Electrical Components & Equipment)	6	388
Aecom Technology Corp.* (Engineering & Construction)	18	386
Aegion Corp.* (Engineering & Construction)	6	111
AGCO Corp.* (Machinery - Diversified)	15	683
Agilent Technologies, Inc. (Electronics)	57	2,052
Air Lease Corp.* (Diversified Financial Services)	12	250
Alliance Data Systems Corp.* (Commercial Services)	9	1,287
Alliant Techsystems, Inc. (Aerospace/Defense)	6	344
Ametek, Inc. (Electrical Components & Equipment)	39	1,386
Amphenol Corp. - Class A (Electronics)	27	1,625
Anixter International, Inc. (Telecommunications)	3	176
Applied Industrial Technologies, Inc. (Machinery - Diversified)	6	244
AptarGroup, Inc. (Miscellaneous Manufacturing)	12	615
Arrow Electronics, Inc.* (Electronics)	18	634
Automatic Data Processing, Inc. (Commercial Services)	78	4,508
Avnet, Inc.* (Electronics)	24	688
Babcock & Wilcox Co.* (Machinery - Diversified)	18	464
Ball Corp. (Packaging & Containers)	24	1,027
BE Aerospace, Inc.* (Aerospace/Defense)	18	812
Belden, Inc. (Electrical Components & Equipment)	6	215
Bemis Co., Inc. (Packaging & Containers)	18	595
Benchmark Electronics, Inc.* (Electronics)	9	133
Boeing Co. (Aerospace/Defense)	111	7,819
Brady Corp. - Class A (Electronics)	9	277
Broadridge Financial Solutions, Inc. (Software)	21	482
C.H. Robinson Worldwide, Inc. (Transportation)	27	1,629
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	9	500
Caterpillar, Inc. (Machinery - Construction & Mining)	105	8,905
Cintas Corp. (Textiles)	18	753
Clarcor, Inc. (Miscellaneous Manufacturing)	9	407
Clean Harbors, Inc.* (Environmental Control)	9	525
Cognex Corp. (Machinery - Diversified)	6	219
Coinstar, Inc.* (Retail)	6	282
Convergys Corp. (Commercial Services)	18	303
Con-way, Inc. (Transportation)	9	262
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	27	2,023
CoreLogic, Inc.* (Commercial Services)	18	428
Corrections Corp. of America (Commercial Services)	15	505
CoStar Group, Inc.* (Commercial Services)	3	249
Covanta Holding Corp. (Energy - Alternate Sources)	21	382
Crane Co. (Miscellaneous Manufacturing)	9	378
Crown Holdings, Inc.* (Packaging & Containers)	24	918
CSX Corp. (Transportation)	168	3,439
Cummins, Inc. (Machinery - Diversified)	30	2,807
Curtiss-Wright Corp. (Aerospace/Defense)	9	278
Danaher Corp. (Miscellaneous Manufacturing)	96	4,966
Deere & Co. (Machinery - Diversified)	63	5,382
Deluxe Corp. (Commercial Services)	9	284
Donaldson Co., Inc. (Miscellaneous Manufacturing)	21	678
Dover Corp. (Miscellaneous Manufacturing)	30	1,747
Eagle Materials, Inc. (Building Materials)	6	318
Eaton Corp. (Miscellaneous Manufacturing)	54	2,550
Ecolab, Inc. (Chemicals)	42	2,924
EMCOR Group, Inc. (Engineering & Construction)	12	386
Emerson Electric Co. (Electrical Components & Equipment)	117	5,667
EnerSys* (Electrical Components & Equipment)	9	310
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	3	112
Esterline Technologies Corp.* (Aerospace/Defense)	6	347
Euronet Worldwide, Inc.* (Commercial Services)	9	183
Exelis, Inc. (Aerospace/Defense)	30	332
Expeditors International of Washington, Inc. (Transportation)	33	1,208
Fastenal Co. (Distribution/Wholesale)	45	2,012
FedEx Corp. (Transportation)	48	4,416
FEI Co. (Electronics)	6	330
Fidelity National Information Services, Inc. (Software)	42	1,381
Fiserv, Inc.* (Software)	21	1,573
FLIR Systems, Inc. (Electronics)	24	466
Flowserve Corp. (Machinery - Diversified)	9	1,219
Fluor Corp. (Engineering & Construction)	27	1,509
Fortune Brands Home & Security, Inc.* (Building Materials)	27	768
Forward Air Corp. (Transportation)	6	200
Foster Wheeler AG* (Engineering & Construction)	18	401
FTI Consulting, Inc.* (Commercial Services)	6	156
Gardner Denver, Inc. (Machinery - Diversified)	9	624
GATX Corp. (Trucking & Leasing)	9	373
General Cable Corp.* (Electrical Components & Equipment)	9	257

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
General Dynamics Corp. (Aerospace/Defense)	54	$3,676
General Electric Co. (Miscellaneous Manufacturing)	1,719	36,203
Genesee & Wyoming, Inc.* - Class A (Transportation)	6	435
Genpact, Ltd. (Commercial Services)	21	370
Global Payments, Inc. (Commercial Services)	12	513
Graco, Inc. (Machinery - Diversified)	9	433
GrafTech International, Ltd.* (Electrical Components & Equipment)	21	221
Granite Construction, Inc. (Engineering & Construction)	6	181
Greif, Inc. - Class A (Packaging & Containers)	6	252
Harsco Corp. (Miscellaneous Manufacturing)	12	240
Hexcel Corp.* (Miscellaneous Manufacturing)	15	383
Honeywell International, Inc. (Miscellaneous Manufacturing)	126	7,716
Hub Group, Inc.* - Class A (Transportation)	6	186
Hubbell, Inc. - Class B (Electrical Components & Equipment)	9	753
Huntington Ingalls Industries, Inc.* (Shipbuilding)	9	381
IDEX Corp. (Machinery - Diversified)	15	638
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	69	4,232
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	48	2,257
IPG Photonics Corp.* (Telecommunications)	6	318
Iron Mountain, Inc. (Commercial Services)	24	830
Itron, Inc.* (Electronics)	6	246
ITT Corp. (Miscellaneous Manufacturing)	15	312
J.B. Hunt Transport Services, Inc. (Transportation)	15	881
Jabil Circuit, Inc. (Electronics)	30	520
Jack Henry & Associates, Inc. (Computers)	15	570
Jacobs Engineering Group, Inc.* (Engineering & Construction)	21	810
Joy Global, Inc. (Machinery - Construction & Mining)	18	1,124
Kaman Corp. (Aerospace/Defense)	3	112
Kansas City Southern Industries, Inc. (Transportation)	18	1,448
Kaydon Corp. (Metal Fabricate/Hardware)	6	134
KBR, Inc. (Engineering & Construction)	24	669
Kennametal, Inc. (Hand/Machine Tools)	12	425
Kirby Corp.* (Transportation)	9	517
Knight Transportation, Inc. (Transportation)	9	136
L-3 Communications Holdings, Inc. (Aerospace/Defense)	15	1,107
Landstar System, Inc. (Transportation)	9	456
Lender Processing Services, Inc. (Commercial Services)	15	362
Lennox International, Inc. (Building Materials)	9	450
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	15	651
LinkedIn Corp.* - Class A (Internet)	12	1,283
Littelfuse, Inc. (Electrical Components & Equipment)	3	161
Lockheed Martin Corp. (Aerospace/Defense)	45	4,215
Louisiana-Pacific Corp.* (Building Materials)	21	332
Manitowoc Co. (Machinery - Diversified)	21	299
Manpower, Inc. (Commercial Services)	12	455
Martin Marietta Materials (Building Materials)	6	494
Masco Corp. (Building Materials)	57	860
Matson, Inc. (Transportation)	6	128
MAXIMUS, Inc. (Commercial Services)	6	331
MDU Resources Group, Inc. (Electric)	30	652
MeadWestvaco Corp. (Forest Products & Paper)	27	802
Mettler Toledo International, Inc.* (Electronics)	6	1,016
Mine Safety Appliances Co. (Environmental Control)	6	232
Molex, Inc. (Electrical Components & Equipment)	21	545
Monster Worldwide, Inc.* (Commercial Services)	18	112
Moog, Inc.* - Class A (Aerospace/Defense)	6	222
MSC Industrial Direct Co. - Class A (Retail)	9	671
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6	263
National Instruments Corp. (Electronics)	15	353
Navistar International Corp.* (Auto Manufacturers)	12	225
NeuStar, Inc.* (Telecommunications)	12	439
Nordson Corp. (Machinery - Diversified)	9	531
Norfolk Southern Corp. (Transportation)	51	3,129
Northrop Grumman Corp. (Aerospace/Defense)	39	2,679
Old Dominion Freight Line, Inc.* (Transportation)	12	402
Orbital Sciences Corp.* (Aerospace/Defense)	9	121
Oshkosh Truck Corp.* (Auto Manufacturers)	15	450
Owens Corning, Inc.* (Building Materials)	18	605
Owens-Illinois, Inc.* (Packaging & Containers)	27	526
PACCAR, Inc. (Auto Manufacturers)	57	2,470
Packaging Corp. of America (Packaging & Containers)	15	529
Pall Corp. (Miscellaneous Manufacturing)	18	1,133
Parker Hannifin Corp. (Miscellaneous Manufacturing)	24	1,888
Paychex, Inc. (Commercial Services)	54	1,751
Pentair, Ltd. (Miscellaneous Manufacturing)	33	1,394
PerkinElmer, Inc. (Electronics)	18	557
PHH Corp.* (Commercial Services)	9	187
Plexus Corp.* (Electronics)	6	161
Precision Castparts Corp. (Metal Fabricate/Hardware)	24	4,154

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quanta Services, Inc.* (Commercial Services)	36	$933
R.R. Donnelley & Sons Co. (Commercial Services)	30	301
Raytheon Co. (Aerospace/Defense)	54	3,054
Regal-Beloit Corp. (Hand/Machine Tools)	6	391
Republic Services, Inc. (Environmental Control)	48	1,361
Resources Connection, Inc. (Commercial Services)	6	74
Robbins & Myers, Inc. (Machinery - Diversified)	6	356
Robert Half International, Inc. (Commercial Services)	24	645
Rock-Tenn Co. - Class A (Packaging & Containers)	12	878
Rockwell Automation, Inc. (Machinery - Diversified)	24	1,705
Rockwell Collins, Inc. (Aerospace/Defense)	24	1,286
Roper Industries, Inc. (Machinery - Diversified)	15	1,638
Ryder System, Inc. (Transportation)	9	406
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	3	86
Sealed Air Corp. (Packaging & Containers)	27	438
Shaw Group, Inc.* (Engineering & Construction)	12	525
Sherwin-Williams Co. (Chemicals)	15	2,138
Silgan Holdings, Inc. (Packaging & Containers)	9	390
Simpson Manufacturing Co., Inc. (Building Materials)	6	183
Smith Corp. (Miscellaneous Manufacturing)	6	365
Sonoco Products Co. (Packaging & Containers)	15	467
Spirit Aerosystems Holdings, Inc.* - A (Aerospace/Defense)	18	281
SPX Corp. (Miscellaneous Manufacturing)	9	617
Stericycle, Inc.* (Environmental Control)	15	1,421
TE Connectivity, Ltd. (Electronics)	69	2,220
Teekay Shipping Corp. (Transportation)	6	184
Teledyne Technologies, Inc.* (Aerospace/Defense)	6	384
Terex Corp.* (Machinery - Construction & Mining)	18	406
Tetra Tech, Inc.* (Environmental Control)	9	233
Texas Industries, Inc.* (Building Materials)	3	129
Textron, Inc. (Miscellaneous Manufacturing)	45	1,134
The ADT Corp.* (Commercial Services)	36	1,493
The Brink’s Co. (Miscellaneous Manufacturing)	9	237
The Corporate Executive Board Co. (Commercial Services)	6	270
The Geo Group, Inc. (Commercial Services)	9	249
The Timken Co. (Metal Fabricate/Hardware)	12	474
The Valspar Corp. (Chemicals)	15	840
Toro Co. (Housewares)	9	380
Total System Services, Inc. (Commercial Services)	27	607
Towers Watson & Co. - Class A (Commercial Services)	9	483
TransDigm Group, Inc. (Aerospace/Defense)	6	799
Trimble Navigation, Ltd.* (Electronics)	21	991
Trinity Industries, Inc. (Miscellaneous Manufacturing)	12	375
Triumph Group, Inc. (Aerospace/Defense)	9	589
Tyco International, Ltd. (Miscellaneous Manufacturing)	75	2,015
Union Pacific Corp. (Transportation)	78	9,597
United Parcel Service, Inc. - Class B (Transportation)	117	8,570
United Rentals, Inc.* (Commercial Services)	15	610
United Stationers, Inc. (Distribution/Wholesale)	6	174
United Technologies Corp. (Aerospace/Defense)	138	10,785
Universal Display Corp.* (Electrical Components & Equipment)	6	197
URS Corp. (Engineering & Construction)	12	402
USG Corp.* (Building Materials)	15	401
UTI Worldwide, Inc. (Transportation)	18	250
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3	405
Veeco Instruments, Inc.* (Semiconductors)	6	184
Verisk Analytics, Inc.* - A (Commercial Services)	24	1,224
Vishay Intertechnology, Inc.* (Electronics)	21	174
Vulcan Materials Co. (Mining)	21	965
W.W. Grainger, Inc. (Distribution/Wholesale)	9	1,813
Wabtec Corp. (Machinery - Diversified)	9	737
Waste Connections, Inc. (Environmental Control)	21	689
Waste Management, Inc. (Environmental Control)	72	2,358
Watsco, Inc. (Distribution/Wholesale)	6	410
Werner Enterprises, Inc. (Transportation)	6	139
WESCO International, Inc.* (Distribution/Wholesale)	6	389
WEX, Inc.* (Commercial Services)	6	443
Woodward, Inc. (Electronics)	9	301
World Fuel Services Corp. (Retail)	12	416
Xylem, Inc. (Machinery - Diversified)	30	728
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	9	323

TOTAL COMMON STOCKS (Cost $136,821)		297,311

	Principal Amount	Value
Repurchase Agreements(a)(b)(29.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $1,699,010	$1,699,000	$1,699,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,699,000)		1,699,000

TOTAL INVESTMENT SECURITIES (Cost $1,835,821) - 34.8%		1,996,311
Net other assets (liabilities) - 65.2%		3,742,614

NET ASSETS - 100.0%		$5,738,925

See accompanying notes to the schedules of portfolio investments.

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,201,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$5,623,222	$12,541
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	2,711,872	14,547
		$27,088

Industrials UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Aerospace/Defense	$39,242	0.7%
Auto Manufacturers	3,145	0.1%
Building Materials	4,540	NM
Chemicals	5,902	0.1%
Commercial Services	20,317	0.6%
Computers	7,446	0.1%
Distribution/Wholesale	4,798	0.1%
Diversified Financial Services	250	NM
Electric	652	NM
Electrical Components & Equipment	10,100	0.2%
Electronics	12,744	0.1%
Energy - Alternate Sources	382	NM
Engineering & Construction	5,380	0.1%
Environmental Control	6,819	0.1%
Forest Products & Paper	802	NM
Hand/Machine Tools	1,467	NM
Housewares	380	NM
Internet	1,283	NM
Iron/Steel	86	NM
Machinery - Construction & Mining	10,435	0.2%
Machinery - Diversified	19,030	0.3%
Media	234	NM
Metal Fabricate/Hardware	5,430	0.1%
Mining	965	NM
Miscellaneous Manufacturing	84,015	1.5%
Packaging & Containers	6,020	0.1%
Retail	1,369	NM
Semiconductors	184	NM
Shipbuilding	381	NM
Software	3,436	0.1%
Telecommunications	933	NM
Textiles	753	NM
Transportation	38,018	0.7%
Trucking & Leasing	373	NM
Other**	5,441,614	94.8%
Total	$5,738,925	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (51.3%)
Akamai Technologies, Inc.* (Internet)	5,200	$197,548
Allscripts Healthcare Solutions, Inc.* (Software)	10,244	132,352
Amazon.com, Inc.* (Internet)	2,132	496,372
Ancestry.com, Inc.* (Internet)	4,368	138,029
Concur Technologies, Inc.* (Software)	1,976	130,870
DealerTrack Holdings, Inc.* (Internet)	3,380	92,375
Digital River, Inc.* (Internet)	4,160	59,654
E*TRADE Financial Corp.* (Diversified Financial Services)	13,468	112,592
EarthLink, Inc. (Internet)	10,868	68,903
eBay, Inc.* (Internet)	9,412	454,505
Ebix, Inc. (Software)	3,224	70,251
Equinix, Inc.* (Internet)	1,144	206,389
Expedia, Inc. (Internet)	3,172	187,624
Facebook, Inc.* - Class A (Internet)	11,388	240,458
Google, Inc.* - Class A (Internet)	1,040	706,962
IAC/InterActiveCorp (Internet)	3,120	150,852
j2 Global, Inc. (Computers)	3,224	96,849
Juniper Networks, Inc.* (Telecommunications)	12,168	201,623
LinkedIn Corp.* - Class A (Internet)	1,768	189,052
Monster Worldwide, Inc.* (Commercial Services)	10,348	64,365
Netflix, Inc.* (Internet)	2,496	197,409
NETGEAR, Inc.* (Telecommunications)	2,652	94,173
NetSuite, Inc.* (Software)	1,768	112,286
OpenTable, Inc.* (Internet)	3,432	161,201
Priceline.com, Inc.* (Internet)	572	328,196
Rackspace Hosting, Inc.* (Internet)	3,120	198,713
Salesforce.com, Inc.* (Software)	1,976	288,457
Sapient Corp.* (Internet)	8,892	91,410
Sonus Networks, Inc.* (Telecommunications)	33,800	62,868
TD Ameritrade Holding Corp. (Diversified Financial Services)	8,996	141,147
Tibco Software, Inc.* (Internet)	5,512	138,958
TripAdvisor, Inc.* (Internet)	4,368	132,307
United Online, Inc. (Internet)	11,700	62,712
ValueClick, Inc.* (Internet)	5,564	92,752
VeriSign, Inc.* (Internet)	4,316	159,994
VirnetX Holding Corp.* (Internet)	3,328	100,006
Vocus, Inc.* (Internet)	2,964	52,611
WebMD Health Corp.* (Internet)	5,252	78,307
Websense, Inc.* (Internet)	4,264	56,370
Yahoo!, Inc.* (Internet)	18,200	305,942
TOTAL COMMON STOCKS (Cost $3,664,379)		6,853,444

	Principal Amount	Value
Repurchase Agreements(a)(b)(49.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $6,604,039	$6,604,000	$6,604,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,604,000)		6,604,000

TOTAL INVESTMENT SECURITIES (Cost $10,268,379) - 100.7%		13,457,444
Net other assets (liabilities) - (0.7)%		(97,340)

NET ASSETS - 100.0%		$13,360,104

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $2,950,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$5,812,377	$(49,012)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	7,358,542	(49,019)
		$(98,031)

Internet UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Commercial Services	$64,365	0.5%
Computers	96,849	0.7%
Diversified Financial Services	253,739	1.9%
Internet	5,345,611	40.0%
Software	734,216	5.5%
Telecommunications	358,664	2.7%
Other**	6,506,660	48.7%
Total	$13,360,104	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (49.2%)
Crown Castle International Corp.* (Telecommunications)	56,168	$3,749,213
MetroPCS Communications, Inc.* (Telecommunications)	60,298	615,643
NII Holdings, Inc.* - Class B (Telecommunications)	33,040	263,329
SBA Communications Corp.* - Class A (Telecommunications)	23,128	1,541,019
Sprint Nextel Corp.* (Telecommunications)	574,896	3,184,924
Telephone & Data Systems, Inc. (Telecommunications)	18,998	472,480
TOTAL COMMON STOCKS (Cost $8,059,964)		9,826,608

	Principal Amount	Value
Repurchase Agreements(a)(b)(48.3%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $9,626,057	$9,626,000	$9,626,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,626,000)		9,626,000

TOTAL INVESTMENT SECURITIES (Cost $17,685,964) - 97.5%		19,452,608
Net other assets (liabilities) - 2.5%		493,847

NET ASSETS - 100.0%		$19,946,455

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $3,914,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$10,533,290	$50,701
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	9,550,657	52,455
		$103,156

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Telecommunications	$9,826,608	49.2%
Other**	10,119,847	50.8%
Total	$19,946,455	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (77.8%)
Anadarko Petroleum Corp. (Oil & Gas)	9,380	$645,438
Apache Corp. (Oil & Gas)	7,420	614,005
Atwood Oceanics, Inc.* (Oil & Gas)	1,120	53,536
Baker Hughes, Inc. (Oil & Gas Services)	8,260	346,672
Berry Petroleum Co. - Class A (Oil & Gas)	840	32,348
Bill Barrett Corp.* (Oil & Gas)	840	19,244
Bristow Group, Inc. (Transportation)	700	34,944
Cabot Oil & Gas Corp. (Oil & Gas)	3,920	184,162
Cameron International Corp.* (Oil & Gas Services)	4,620	233,957
CARBO Ceramics, Inc. (Oil & Gas Services)	420	31,059
Carrizo Oil & Gas, Inc.* (Oil & Gas)	700	18,774
Chart Industries, Inc.* (Machinery - Diversified)	560	39,642
Cheniere Energy, Inc.* (Oil & Gas)	4,060	65,325
Chesapeake Energy Corp. (Oil & Gas)	9,800	198,548
Chevron Corp. (Oil & Gas)	36,820	4,057,932
Cimarex Energy Co. (Oil & Gas)	1,680	96,062
Cobalt International Energy, Inc.* (Oil & Gas)	3,360	69,922
Comstock Resources, Inc.* (Oil & Gas)	840	14,381
Concho Resources, Inc.* (Oil & Gas)	1,960	168,795
ConocoPhillips (Oil & Gas)	22,820	1,320,137
Continental Resources, Inc.* (Oil & Gas)	1,120	80,483
Core Laboratories N.V. (Oil & Gas Services)	840	87,074
Denbury Resources, Inc.* (Oil & Gas)	7,280	111,602
Devon Energy Corp. (Oil & Gas)	7,000	407,470
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,260	87,242
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,400	72,142
Dril-Quip, Inc.* (Oil & Gas Services)	700	48,482
Energen Corp. (Oil & Gas)	1,400	65,310
Ensco PLCADR - Class A (Oil & Gas)	4,340	250,939
EOG Resources, Inc. (Oil & Gas)	5,040	587,110
EQT Corp. (Oil & Gas)	2,800	169,764
EXCO Resources, Inc. (Oil & Gas)	2,660	21,546
Exterran Holdings, Inc.* (Oil & Gas Services)	1,260	25,175
Exxon Mobil Corp. (Oil & Gas)	86,660	7,900,793
First Solar, Inc.* (Energy - Alternate Sources)	1,120	27,227
FMC Technologies, Inc.* (Oil & Gas Services)	4,480	183,232
Forest Oil Corp.* (Oil & Gas)	2,240	16,979
Gulfport Energy Corp.* (Oil & Gas)	980	32,516
Halliburton Co. (Oil & Gas Services)	17,500	565,075
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,820	31,468
Helmerich & Payne, Inc. (Oil & Gas)	1,960	93,688
Hess Corp. (Oil & Gas)	5,600	292,656
HollyFrontier Corp. (Oil & Gas)	3,780	146,021
Key Energy Services, Inc.* (Oil & Gas Services)	2,800	18,312
Kinder Morgan, Inc. (Pipelines)	11,900	413,049
Kodiak Oil & Gas Corp.* (Oil & Gas)	4,900	45,276
Lufkin Industries, Inc. (Oil & Gas Services)	700	35,007
Marathon Oil Corp. (Oil & Gas)	13,300	399,798
Marathon Petroleum Corp. (Oil & Gas)	6,300	346,059
McDermott International, Inc.* (Engineering & Construction)	4,480	47,981
McMoRan Exploration Co.* (Oil & Gas)	1,820	21,713
Murphy Oil Corp. (Oil & Gas)	3,500	210,000
Nabors Industries, Ltd.* (Oil & Gas)	5,460	73,655
National Oilwell Varco, Inc. (Oil & Gas Services)	7,980	588,126
Newfield Exploration Co.* (Oil & Gas)	2,520	68,342
Noble Corp. (Oil & Gas)	4,760	179,642
Noble Energy, Inc. (Oil & Gas)	3,360	319,234
Oasis Petroleum, Inc.* (Oil & Gas)	1,260	37,006
Occidental Petroleum Corp. (Oil & Gas)	15,260	1,204,930
Oceaneering International, Inc. (Oil & Gas Services)	1,960	102,567
OGE Energy Corp. (Electric)	1,820	104,796
Oil States International, Inc.* (Oil & Gas Services)	980	71,638
Patterson-UTI Energy, Inc. (Oil & Gas)	2,800	45,304
Phillips 66 (Oil & Gas)	11,760	554,603
Pioneer Natural Resources Co. (Oil & Gas)	2,380	251,447
Plains Exploration & Production Co.* (Oil & Gas)	2,380	84,871
QEP Resources, Inc. (Oil & Gas)	3,360	97,440
Range Resources Corp. (Oil & Gas)	3,080	201,309
Rosetta Resources, Inc.* (Oil & Gas)	980	45,119
Rowan Cos. PLC* - Class A (Oil & Gas)	2,380	75,470
SandRidge Energy, Inc.* (Oil & Gas)	6,580	40,928
Schlumberger, Ltd. (Oil & Gas Services)	24,920	1,732,688
SEACOR SMIT, Inc.* (Oil & Gas Services)	420	36,838
SM Energy Co. (Oil & Gas)	1,260	67,939
Southwestern Energy Co.* (Oil & Gas)	6,580	228,326
Superior Energy Services, Inc.* (Oil & Gas Services)	3,009	61,173
Swift Energy Co.* (Oil & Gas)	840	14,036
Tesoro Petroleum Corp. (Oil & Gas)	2,660	100,309
The Williams Cos., Inc. (Pipelines)	11,760	411,482
Tidewater, Inc. (Transportation)	980	46,560
Transocean, Ltd. (Oil & Gas)	6,720	307,037
Ultra Petroleum Corp.* (Oil & Gas)	2,940	67,061
Unit Corp.* (Oil & Gas)	840	33,894
Valero Energy Corp. (Oil & Gas)	10,360	301,476
Weatherford International, Ltd.* (Oil & Gas Services)	14,280	161,364
Whiting Petroleum Corp.* (Oil & Gas)	2,240	94,125
WPX Energy, Inc.* (Oil & Gas)	3,780	64,033
TOTAL COMMON STOCKS (Cost $11,783,572)		28,960,840

See accompanying notes to the schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.0%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $8,539,050	$8,539,000	$8,539,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,539,000)		8,539,000

TOTAL INVESTMENT SECURITIES (Cost $20,322,572) - 100.8%		37,499,840
Net other assets (liabilities) - (0.8)%		(299,776)

NET ASSETS - 100.0%		$37,200,064

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $6,461,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$15,317,043	$32,357
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	11,564,105	20,854
		$53,211

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Electric	$104,796	0.3%
Energy - Alternate Sources	27,227	0.1%
Engineering & Construction	47,981	0.1%
Machinery - Diversified	39,642	0.1%
Oil & Gas	23,403,110	62.9%
Oil & Gas Services	4,432,049	11.9%
Pipelines	824,531	2.2%
Transportation	81,504	0.2%
Other**	8,239,224	22.2%
Total	$37,200,064	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (77.5%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,547	$73,947
Baker Hughes, Inc. (Oil & Gas Services)	12,257	514,426
Bristow Group, Inc. (Transportation)	952	47,524
Cameron International Corp.* (Oil & Gas Services)	6,902	349,517
CARBO Ceramics, Inc. (Oil & Gas Services)	595	44,000
Chart Industries, Inc.* (Machinery - Diversified)	833	58,968
Core Laboratories N.V. (Oil & Gas Services)	1,309	135,691
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,904	131,833
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,142	110,377
Dril-Quip, Inc.* (Oil & Gas Services)	1,071	74,177
Ensco PLCADR - Class A (Oil & Gas)	6,545	378,432
Exterran Holdings, Inc.* (Oil & Gas Services)	1,785	35,664
FMC Technologies, Inc.* (Oil & Gas Services)	6,664	272,558
Halliburton Co. (Oil & Gas Services)	25,942	837,667
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,737	47,323
Helmerich & Payne, Inc. (Oil & Gas)	2,975	142,205
Key Energy Services, Inc.* (Oil & Gas Services)	4,284	28,017
Kinder Morgan, Inc. (Pipelines)	17,731	615,443
Lufkin Industries, Inc. (Oil & Gas Services)	952	47,610
McDermott International, Inc.* (Engineering & Construction)	6,545	70,097
Nabors Industries, Ltd.* (Oil & Gas)	8,092	109,161
National Oilwell Varco, Inc. (Oil & Gas Services)	11,900	877,031
Noble Corp. (Oil & Gas)	7,021	264,973
Oceaneering International, Inc. (Oil & Gas Services)	2,975	155,682
OGE Energy Corp. (Electric)	2,737	157,596
Oil States International, Inc.* (Oil & Gas Services)	1,547	113,086
Patterson-UTI Energy, Inc. (Oil & Gas)	4,284	69,315
Rowan Cos. PLC* - Class A (Oil & Gas)	3,451	109,431
Schlumberger, Ltd. (Oil & Gas Services)	37,128	2,581,511
SEACOR SMIT, Inc.* (Oil & Gas Services)	595	52,187
Superior Energy Services, Inc.* (Oil & Gas Services)	4,530	92,095
The Williams Cos., Inc. (Pipelines)	17,493	612,080
Tidewater, Inc. (Transportation)	1,428	67,844
Transocean, Ltd. (Oil & Gas)	10,115	462,153
Unit Corp.* (Oil & Gas)	1,190	48,017
Weatherford International, Ltd.* (Oil & Gas Services)	21,301	240,701
TOTAL COMMON STOCKS (Cost $6,618,235)		10,028,339

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $3,410,020	$3,410,000	$3,410,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,410,000)		3,410,000

TOTAL INVESTMENT SECURITIES (Cost $10,028,235) - 103.9%		13,438,339
Net other assets (liabilities) - (3.9)%		(505,723)

NET ASSETS - 100.0%		$12,932,616

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $2,452,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$4,947,044	$(107,809)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S.Oil Equipment, Services & Distribution Index	4,459,452	(127,402)
		$(235,211)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Electric	$157,596	1.2%
Engineering & Construction	70,097	0.5%
Machinery - Diversified	58,968	0.5%
Oil & Gas	1,789,467	13.9%
Oil & Gas Services	6,609,320	51.1%
Pipelines	1,227,523	9.4%
Transportation	115,368	0.9%
Other**	2,904,277	22.5%
Total	$12,932,616	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (65.2%)
Abbott Laboratories (Pharmaceuticals)	19,008	$1,245,404
Alkermes PLC* (Pharmaceuticals)	1,452	26,906
Allergan, Inc. (Pharmaceuticals)	3,696	332,344
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,980	42,669
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	528	10,813
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,328	675,906
Eli Lilly & Co. (Pharmaceuticals)	12,408	603,401
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,452	41,614
Forest Laboratories, Inc.* (Pharmaceuticals)	2,772	93,444
Hospira, Inc.* (Healthcare - Products)	1,980	60,766
Impax Laboratories, Inc.* (Pharmaceuticals)	792	16,830
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	528	28,369
Johnson & Johnson (Healthcare - Products)	33,264	2,355,757
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	660	28,651
Merck & Co., Inc. (Pharmaceuticals)	36,828	1,680,462
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,884	123,761
Perrigo Co. (Pharmaceuticals)	1,056	121,451
Pfizer, Inc. (Pharmaceuticals)	90,288	2,245,462
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	660	16,817
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	660	25,766
Theravance, Inc.* (Pharmaceuticals)	792	17,828
ViroPharma, Inc.* (Pharmaceuticals)	792	19,998
VIVUS, Inc.* (Pharmaceuticals)	1,188	17,701
Warner Chilcott PLC - Class A (Pharmaceuticals)	2,112	24,457
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,584	136,145
TOTAL COMMON STOCKS (Cost $8,773,006)		9,992,722

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.9%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $5,043,030	$5,043,000	$5,043,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,043,000)		5,043,000

TOTAL INVESTMENT SECURITIES (Cost $13,816,006) - 98.1%		15,035,722
Net other assets (liabilities) - 1.9%		285,639

NET ASSETS - 100.0%		$15,321,361

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $2,568,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$6,324,981	$(59,294)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	6,699,430	(62,786)
		$(122,080)

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Biotechnology	$42,669	0.3%
Healthcare - Products	2,416,523	15.8%
Pharmaceuticals	7,533,530	49.1%
Other**	5,328,639	34.8%
Total	$15,321,361	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.7%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $38,961,229	$38,961,000	$38,961,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,961,000)		38,961,000

TOTAL INVESTMENT SECURITIES (Cost $38,961,000) - 97.7%		38,961,000
Net other assets (liabilities) - 2.3%		899,195

NET ASSETS - 100.0%		$39,860,195

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $12,150,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$29,879,378	$853,551
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	30,275,516	943,026
		$1,796,577

See accompanying notes to the schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (53.8%)
Alexander & Baldwin, Inc.* (Real Estate)	1,425	$41,225
Alexandria Real Estate Equities, Inc. (REIT)	2,090	147,199
American Campus Communities, Inc. (REIT)	3,040	137,742
American Capital Agency Corp. (REIT)	11,210	370,154
American Realty Capital Trust, Inc. (Investment Companies)	5,225	58,886
American Tower Corp. (REIT)	12,920	972,748
Annaly Mortgage Management, Inc. (REIT)	32,015	516,722
Apartment Investment and Management Co. - Class A (REIT)	4,750	126,778
AvalonBay Communities, Inc. (REIT)	3,135	424,981
BioMed Realty Trust, Inc. (REIT)	5,035	96,269
Boston Properties, Inc. (REIT)	4,940	525,122
Brandywine Realty Trust (REIT)	4,750	55,100
BRE Properties, Inc. - Class A (REIT)	2,565	124,018
Camden Property Trust (REIT)	2,755	180,811
CBL & Associates Properties, Inc. (REIT)	5,225	116,883
CBRE Group, Inc.* - Class A (Real Estate)	9,880	178,038
Chimera Investment Corp. (REIT)	33,725	90,046
Colonial Properties Trust (REIT)	2,755	59,591
CommonWealth REIT (REIT)	2,756	37,778
Corporate Office Properties Trust (REIT)	2,660	66,367
CYS Investments, Inc. (REIT)	5,795	77,769
DCT Industrial Trust, Inc. (REIT)	8,740	56,373
DDR Corp. (REIT)	7,790	119,654
DiamondRock Hospitality Co. (REIT)	6,365	53,975
Digital Realty Trust, Inc. (REIT)	3,990	245,106
Douglas Emmett, Inc. (REIT)	4,275	100,249
Duke Realty Corp. (REIT)	8,835	127,931
DuPont Fabros Technology, Inc. (REIT)	2,090	44,851
EastGroup Properties, Inc. (REIT)	950	49,457
Entertainment Properties Trust (REIT)	1,520	67,564
Equity Lifestyle Properties, Inc. (REIT)	1,235	83,153
Equity Residential (REIT)	9,880	567,211
Essex Property Trust, Inc. (REIT)	1,235	185,250
Extra Space Storage, Inc. (REIT)	3,135	108,126
Federal Realty Investment Trust (REIT)	2,090	225,365
Forest City Enterprises, Inc.* - Class A (Real Estate)	4,275	68,614
Franklin Street Properties Corp. (REIT)	2,375	27,099
General Growth Properties, Inc. (REIT)	14,820	291,361
Hatteras Financial Corp. (REIT)	3,230	88,082
HCP, Inc. (REIT)	14,820	656,526
Health Care REIT, Inc. (REIT)	8,360	496,835
Healthcare Realty Trust, Inc. (REIT)	2,850	66,947
Highwoods Properties, Inc. (REIT)	2,470	79,658
Home Properties, Inc. (REIT)	1,615	98,176
Hospitality Properties Trust (REIT)	4,085	94,445
Host Hotels & Resorts, Inc. (REIT)	23,750	343,425
Invesco Mortgage Capital, Inc. (REIT)	3,800	81,434
Jones Lang LaSalle, Inc. (Real Estate)	1,425	110,779
Kilroy Realty Corp. (REIT)	2,470	109,693
Kimco Realty Corp. (REIT)	13,395	261,470
LaSalle Hotel Properties (REIT)	2,850	68,229
Lexington Realty Trust (REIT)	4,750	45,078
Liberty Property Trust (REIT)	3,895	136,792
Mack-Cali Realty Corp. (REIT)	2,755	71,602
MFA Financial, Inc. (REIT)	11,685	95,466
Mid-America Apartment Communities, Inc. (REIT)	1,330	86,064
National Retail Properties, Inc. (REIT)	3,515	111,355
OMEGA Healthcare Investors, Inc. (REIT)	3,610	82,813
Piedmont Office Realty Trust, Inc. - Class A (REIT)	5,510	98,078
Plum Creek Timber Co., Inc. (Forest Products & Paper)	5,320	233,548
Post Properties, Inc. (REIT)	1,805	88,102
Potlatch Corp. (REIT)	1,330	51,178
Prologis, Inc. (REIT)	15,105	517,950
Public Storage, Inc. (REIT)	4,750	658,492
Rayonier, Inc. (REIT)	3,990	195,550
Realty Income Corp. (REIT)	4,370	171,610
Redwood Trust, Inc. (REIT)	2,565	39,988
Regency Centers Corp. (REIT)	2,945	141,419
Ryman Hospitality Properties, Inc.* (Lodging)	1,615	63,001
Senior Housing Properties Trust (REIT)	5,795	127,374
Simon Property Group, Inc. (REIT)	9,975	1,518,294
SL Green Realty Corp. (REIT)	2,945	221,759
Sovran Self Storage, Inc. (REIT)	950	54,910
St. Joe Co.* (Real Estate)	3,040	60,192
Starwood Property Trust, Inc. (REIT)	3,800	87,096
Sunstone Hotel Investors, Inc.* (REIT)	4,465	44,114
Tanger Factory Outlet Centers, Inc. (REIT)	3,040	95,669
Taubman Centers, Inc. (REIT)	1,995	156,707
The Howard Hughes Corp.* (Real Estate)	950	66,500
The Macerich Co. (REIT)	4,370	249,090
Two Harbors Investment Corp. (REIT)	9,120	108,802
UDR, Inc. (REIT)	8,170	198,286
Ventas, Inc. (REIT)	9,690	613,086
Vornado Realty Trust (REIT)	5,510	441,957
Washington REIT (REIT)	2,185	56,176
Weingarten Realty Investors (REIT)	3,705	100,035
Weyerhaeuser Co. (REIT)	17,670	489,282
TOTAL COMMON STOCKS (Cost $11,079,384)		16,958,680

See accompanying notes to the schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.7%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $12,529,074	$12,529,000	$12,529,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,529,000)		12,529,000

TOTAL INVESTMENT SECURITIES (Cost $23,608,384) - 93.5%		29,487,680
Net other assets (liabilities) - 6.5%		2,042,921

NET ASSETS - 100.0%		$31,530,601

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $5,390,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$13,484,972	$24,113
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	16,977,797	50,238
		$74,351

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Forest Products & Paper	$233,548	0.7%
Investment Companies	58,886	0.2%
Lodging	63,001	0.2%
Real Estate	525,348	1.7%
REIT	16,077,897	51.0%
Other**	14,571,921	46.2%
Total	$31,530,601	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (48.6%)
Advanced Micro Devices, Inc.* (Semiconductors)	4,770	$9,779
Altera Corp. (Semiconductors)	2,520	76,810
Analog Devices, Inc. (Semiconductors)	2,340	91,517
Applied Materials, Inc. (Semiconductors)	9,720	103,032
Atmel Corp.* (Semiconductors)	3,510	16,374
Broadcom Corp. - Class A (Semiconductors)	4,050	127,717
Cabot Microelectronics Corp. (Semiconductors)	180	5,364
Cavium, Inc.* (Semiconductors)	360	11,945
Cirrus Logic, Inc.* (Semiconductors)	540	22,010
Cree, Inc.* (Semiconductors)	900	27,297
Cymer, Inc.* (Electronics)	270	21,516
Cypress Semiconductor Corp. (Semiconductors)	1,080	10,703
Fairchild Semiconductor International, Inc.* (Semiconductors)	990	11,642
Hittite Microwave Corp.* (Semiconductors)	180	10,195
Integrated Device Technology, Inc.* (Semiconductors)	1,170	6,365
Intel Corp. (Semiconductors)	39,510	854,403
InterDigital, Inc. (Telecommunications)	360	13,712
International Rectifier Corp.* (Semiconductors)	540	8,365
Intersil Corp. - Class A (Semiconductors)	990	6,980
KLA-Tencor Corp. (Semiconductors)	1,350	62,802
Lam Research Corp.* (Semiconductors)	1,440	50,976
Linear Technology Corp. (Semiconductors)	1,800	56,268
LSI Logic Corp.* (Semiconductors)	4,410	30,209
Marvell Technology Group, Ltd. (Semiconductors)	3,780	29,824
Maxim Integrated Products, Inc. (Semiconductors)	2,340	64,409
Microchip Technology, Inc. (Semiconductors)	1,530	47,966
Micron Technology, Inc.* (Semiconductors)	8,010	43,454
Microsemi Corp.* (Semiconductors)	720	13,824
NVIDIA Corp.* (Semiconductors)	4,860	58,174
OmniVision Technologies, Inc.* (Semiconductors)	450	6,435
ON Semiconductor Corp.* (Semiconductors)	3,600	22,140
PMC-Sierra, Inc.* (Semiconductors)	1,620	7,582
RF Micro Devices, Inc.* (Telecommunications)	2,160	9,526
SanDisk Corp.* (Computers)	1,890	78,926
Semtech Corp.* (Semiconductors)	540	13,484
Silicon Laboratories, Inc.* (Semiconductors)	270	10,913
Skyworks Solutions, Inc.* (Semiconductors)	1,530	35,802
Teradyne, Inc.* (Semiconductors)	1,440	21,053
Tessera Technologies, Inc. (Semiconductors)	450	6,377
Texas Instruments, Inc. (Semiconductors)	9,000	252,809
TriQuint Semiconductor, Inc.* (Semiconductors)	1,260	5,922
Xilinx, Inc. (Semiconductors)	2,070	67,813
TOTAL COMMON STOCKS (Cost $1,461,079)		2,432,414

	Principal Amount	Value
Repurchase Agreements(a)(b)(52.5%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $2,621,015	$2,621,000	$2,621,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,621,000)		2,621,000

TOTAL INVESTMENT SECURITIES (Cost $4,082,079) - 101.1%		5,053,414
Net other assets (liabilities) - (1.1)%		(56,748)

NET ASSETS - 100.0%		$4,996,666

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,315,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$2,393,934	$(5,807)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	2,649,847	(5,813)
		$(11,620)

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Computers	$78,926	1.6%
Electronics	21,516	0.4%
Semiconductors	2,308,734	46.1%
Telecommunications	23,238	0.5%
Other**	2,564,252	51.4%
Total	$4,996,666	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (66.1%)
3D Systems Corp.* (Computers)	122	$5,307
ACI Worldwide, Inc.* (Software)	122	4,770
Acme Packet, Inc.* (Telecommunications)	122	2,018
Adobe Systems, Inc.* (Software)	1,342	45,628
ADTRAN, Inc. (Telecommunications)	122	2,061
Advanced Micro Devices, Inc.* (Semiconductors)	1,708	3,501
Advent Software, Inc.* (Software)	122	2,647
Akamai Technologies, Inc.* (Internet)	488	18,539
Allscripts Healthcare Solutions, Inc.* (Software)	488	6,305
Altera Corp. (Semiconductors)	854	26,030
Amdocs, Ltd. (Telecommunications)	488	16,138
Analog Devices, Inc. (Semiconductors)	854	33,400
ANSYS, Inc.* (Software)	244	17,295
AOL, Inc.* (Internet)	244	8,377
Apple Computer, Inc. (Computers)	2,562	1,524,645
Applied Materials, Inc. (Semiconductors)	3,416	36,210
Arris Group, Inc.* (Telecommunications)	366	5,029
Aruba Networks, Inc.* (Telecommunications)	244	4,433
Aspen Technology, Inc.* (Software)	244	6,046
athenahealth, Inc.* (Software)	122	7,843
Atmel Corp.* (Semiconductors)	1,220	5,691
Autodesk, Inc.* (Software)	610	19,422
BMC Software, Inc.* (Software)	366	14,896
Broadcom Corp. - Class A (Semiconductors)	1,464	46,167
Brocade Communications Systems, Inc.* (Computers)	1,342	7,113
CA, Inc. (Software)	976	21,980
Cabot Microelectronics Corp. (Semiconductors)	122	3,636
CACI International, Inc.* - Class A (Computers)	122	6,152
Cadence Design Systems, Inc.* (Computers)	732	9,267
Cavium, Inc.* (Semiconductors)	122	4,048
Cerner Corp.* (Software)	366	27,886
Ciena Corp.* (Telecommunications)	244	3,028
Cirrus Logic, Inc.* (Semiconductors)	122	4,973
Cisco Systems, Inc. (Telecommunications)	14,762	253,021
Citrix Systems, Inc.* (Software)	488	30,163
Cognizant Technology Solutions Corp.* (Computers)	854	56,919
CommVault Systems, Inc.* (Software)	122	7,621
Computer Sciences Corp. (Computers)	488	14,860
Compuware Corp.* (Software)	610	5,283
Concur Technologies, Inc.* (Software)	122	8,080
Corning, Inc. (Telecommunications)	4,148	48,739
Cree, Inc.* (Semiconductors)	366	11,101
Cymer, Inc.* (Electronics)	122	9,722
Cypress Semiconductor Corp. (Semiconductors)	366	3,627
Dell, Inc. (Computers)	4,026	37,160
Diebold, Inc. (Computers)	122	3,630
DST Systems, Inc. (Computers)	122	6,959
EarthLink, Inc. (Internet)	244	1,547
Electronics for Imaging, Inc.* (Computers)	122	2,118
EMC Corp.* (Computers)	5,856	143,004
Equinix, Inc.* (Internet)	122	22,010
F5 Networks, Inc.* (Internet)	244	20,125
Facebook, Inc.* - Class A (Internet)	1,342	28,336
Fair Isaac Corp. (Software)	122	5,685
Fairchild Semiconductor International, Inc.* (Semiconductors)	366	4,304
Finisar Corp.* (Telecommunications)	244	2,811
Fortinet, Inc.* (Computers)	366	7,089
Garmin, Ltd. (Electronics)	366	13,904
Gartner Group, Inc.* (Commercial Services)	244	11,325
Google, Inc.* - Class A (Internet)	732	497,593
Harris Corp. (Telecommunications)	366	16,755
Hewlett-Packard Co. (Computers)	5,490	76,037
Hittite Microwave Corp.* (Semiconductors)	122	6,910
IAC/InterActiveCorp (Internet)	244	11,797
Informatica Corp.* (Software)	244	6,622
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	366	5,563
Insight Enterprises, Inc.* (Computers)	122	1,973
Integrated Device Technology, Inc.* (Semiconductors)	366	1,991
Intel Corp. (Semiconductors)	14,030	303,398
InterDigital, Inc. (Telecommunications)	122	4,647
International Business Machines Corp. (Computers)	3,050	593,316
International Rectifier Corp.* (Semiconductors)	244	3,780
Intersil Corp. - Class A (Semiconductors)	366	2,580
Intuit, Inc. (Software)	732	43,495
j2 Global, Inc. (Computers)	122	3,665
JDA Software Group, Inc.* (Software)	122	4,653
JDS Uniphase Corp.* (Telecommunications)	610	5,911
Juniper Networks, Inc.* (Telecommunications)	1,464	24,258
KLA-Tencor Corp. (Semiconductors)	488	22,702
Lam Research Corp.* (Semiconductors)	488	17,275
Lexmark International, Inc. - Class A (Computers)	244	5,187
Linear Technology Corp. (Semiconductors)	610	19,069
LSI Logic Corp.* (Semiconductors)	1,586	10,864
Marvell Technology Group, Ltd. (Semiconductors)	1,342	10,588
Maxim Integrated Products, Inc. (Semiconductors)	854	23,506
Mentor Graphics Corp.* (Computers)	244	3,787
Microchip Technology, Inc. (Semiconductors)	488	15,299
Micron Technology, Inc.* (Semiconductors)	2,806	15,223
Micros Systems, Inc.* (Computers)	244	11,075
Microsemi Corp.* (Semiconductors)	244	4,685
Microsoft Corp. (Software)	21,106	602,261
Motorola Solutions, Inc. (Telecommunications)	854	44,135
NCR Corp.* (Computers)	488	10,385

See accompanying notes to the schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NetApp, Inc.* (Computers)	976	$26,254
Nuance Communications, Inc.* (Software)	732	16,294
NVIDIA Corp.* (Semiconductors)	1,708	20,445
OmniVision Technologies, Inc.* (Semiconductors)	122	1,745
ON Semiconductor Corp.* (Semiconductors)	1,220	7,503
Oracle Corp. (Software)	10,614	329,565
Parametric Technology Corp.* (Software)	366	7,386
Pitney Bowes, Inc. (Office/Business Equipment)	610	8,760
Plantronics, Inc. (Telecommunications)	122	3,958
PMC-Sierra, Inc.* (Semiconductors)	488	2,284
Polycom, Inc.* (Telecommunications)	488	4,890
Progress Software Corp.* (Software)	122	2,406
QLIK Technologies, Inc.* (Software)	244	4,492
QLogic Corp.* (Semiconductors)	244	2,289
Qualcomm, Inc. (Telecommunications)	4,758	278,700
Quality Systems, Inc. (Software)	122	2,129
Rackspace Hosting, Inc.* (Internet)	244	15,540
Red Hat, Inc.* (Software)	488	23,995
RF Micro Devices, Inc.* (Telecommunications)	732	3,228
Riverbed Technology, Inc.* (Computers)	488	9,013
Rovi Corp.* (Semiconductors)	366	4,952
SAIC, Inc. (Commercial Services)	854	9,385
Salesforce.com, Inc.* (Software)	366	53,429
SanDisk Corp.* (Computers)	732	30,568
Seagate Technology PLC (Computers)	976	26,665
Semtech Corp.* (Semiconductors)	244	6,093
Silicon Laboratories, Inc.* (Semiconductors)	122	4,931
Skyworks Solutions, Inc.* (Semiconductors)	488	11,419
Solarwinds, Inc.* (Software)	122	6,172
Solera Holdings, Inc. (Software)	244	11,422
Symantec Corp.* (Internet)	1,952	35,507
Synaptics, Inc.* (Computers)	122	2,826
Synopsys, Inc.* (Computers)	366	11,785
Tech Data Corp.* (Electronics)	122	5,406
Tellabs, Inc. (Telecommunications)	976	2,850
Teradata Corp.* (Computers)	488	33,335
Teradyne, Inc.* (Semiconductors)	488	7,135
Tessera Technologies, Inc. (Semiconductors)	122	1,729
Texas Instruments, Inc. (Semiconductors)	3,172	89,100
The Ultimate Software Group, Inc.* (Software)	122	12,366
Tibco Software, Inc.* (Internet)	488	12,302
TriQuint Semiconductor, Inc.* (Semiconductors)	488	2,294
Unisys Corp.* (Computers)	122	2,080
VeriFone Systems, Inc.* (Software)	244	7,232
VeriSign, Inc.* (Internet)	488	18,090
ViaSat, Inc.* (Telecommunications)	122	4,738
VMware, Inc.* - A (Software)	244	20,684
Western Digital Corp. (Computers)	610	20,880
Xerox Corp. (Office/Business Equipment)	3,660	23,570
Xilinx, Inc. (Semiconductors)	732	23,980
Yahoo!, Inc.* (Internet)	2,928	49,220
TOTAL COMMON STOCKS (Cost $3,483,071)		6,463,630

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.3%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $3,448,020	$3,448,000	$3,448,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,448,000)		3,448,000

TOTAL INVESTMENT SECURITIES (Cost $6,931,071) - 101.4%		9,911,630
Net other assets (liabilities) - (1.4)%		(132,399)

NET ASSETS - 100.0%		$9,779,231

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,804,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$3,575,456	$(38,611)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	4,644,974	(46,906)
		$(85,517)

Technology UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Commercial Services	$20,710	0.2%
Computers	2,693,054	27.4%
Distribution/Wholesale	5,563	0.1%
Electronics	29,032	0.3%
Internet	738,983	7.6%
Office/Business Equipment	32,330	0.3%
Semiconductors	826,457	8.4%
Software	1,386,153	14.2%
Telecommunications	731,348	7.6%
Other**	3,315,601	33.9%
Total	$9,779,231	100.0%

See accompanying notes to the schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (51.5%)
AT&T, Inc. (Telecommunications)	57,112	$1,975,505
CenturyLink, Inc. (Telecommunications)	6,136	235,500
Cincinnati Bell, Inc.* (Telecommunications)	2,006	10,451
Crown Castle International Corp.* (Telecommunications)	2,950	196,913
Frontier Communications Corp. (Telecommunications)	9,912	46,785
Leucadia National Corp. (Holding Companies - Diversified)	2,006	45,536
Level 3 Communications, Inc.* (Telecommunications)	1,534	31,447
MetroPCS Communications, Inc.* (Telecommunications)	3,186	32,529
NII Holdings, Inc.* - Class B (Telecommunications)	1,652	13,166
SBA Communications Corp.* - Class A (Telecommunications)	1,180	78,623
Sprint Nextel Corp.* (Telecommunications)	29,736	164,737
Telephone & Data Systems, Inc. (Telecommunications)	944	23,477
tw telecom, Inc.* (Telecommunications)	1,534	39,071
Verizon Communications, Inc. (Telecommunications)	28,202	1,258,938
Windstream Corp. (Telecommunications)	5,782	55,160
TOTAL COMMON STOCKS (Cost $3,518,570)		4,207,838

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.0%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $2,125,012	$2,125,000	$2,125,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,125,000)		2,125,000

TOTAL INVESTMENT SECURITIES (Cost $5,643,570) - 77.5%		6,332,838
Net other assets (liabilities) - 22.5%		1,834,454

NET ASSETS - 100.0%		$8,167,292

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,254,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$4,383,544	$(4,110)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	3,678,220	(5,770)
		$(9,880)

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Holding Companies - Diversified	$45,536	0.6%
Telecommunications	4,162,302	50.9%
Other**	3,959,454	48.5%
Total	$8,167,292	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Utilities UltraSector ProFund ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Shares	Value
Common Stocks (61.7%)
AGL Resources, Inc. (Gas)	2,398	$97,910
ALLETE, Inc. (Electric)	763	31,756
Alliant Energy Corp. (Electric)	2,289	102,318
Ameren Corp. (Electric)	5,014	164,860
American Electric Power, Inc. (Electric)	10,028	445,644
American Water Works Co., Inc. (Water)	3,597	132,154
Aqua America, Inc. (Water)	2,834	71,955
Atmos Energy Corp. (Gas)	1,853	66,652
Avista Corp. (Electric)	1,199	30,479
Black Hills Corp. (Electric)	872	31,191
California Water Service Group (Water)	872	16,062
Calpine Corp.* (Electric)	8,066	141,962
CenterPoint Energy, Inc. (Gas)	8,829	191,325
Cleco Corp. (Electric)	1,199	51,737
CMS Energy Corp. (Electric)	5,450	132,544
Consolidated Edison, Inc. (Electric)	5,995	361,978
Dominion Resources, Inc. (Electric)	11,881	627,080
DTE Energy Co. (Electric)	3,597	223,374
Duke Energy Corp. (Electric)	14,497	952,308
Edison International (Electric)	6,758	317,221
El Paso Electric Co. (Electric)	872	29,639
Entergy Corp. (Electric)	3,706	268,981
Exelon Corp. (Electric)	15,478	553,803
FirstEnergy Corp. (Electric)	8,611	393,695
GenOn Energy, Inc.* (Electric)	15,914	40,899
Great Plains Energy, Inc. (Electric)	3,161	70,933
Hawaiian Electric Industries, Inc. (Electric)	1,962	50,777
IDACORP, Inc. (Electric)	981	43,870
Integrys Energy Group, Inc. (Electric)	1,635	88,355
ITC Holdings Corp. (Electric)	1,090	86,786
Laclede Group, Inc. (Gas)	436	18,155
National Fuel Gas Co. (Gas)	1,744	91,909
New Jersey Resources Corp. (Gas)	872	38,769
NextEra Energy, Inc. (Electric)	7,957	557,467
NiSource, Inc. (Gas)	5,886	149,916
Northeast Utilities System (Electric)	6,431	252,738
Northwest Natural Gas Co. (Gas)	545	25,359
NorthWestern Corp. (Electric)	763	27,323
NRG Energy, Inc. (Electric)	4,687	101,052
NV Energy, Inc. (Electric)	4,905	93,244
ONEOK, Inc. (Pipelines)	4,251	201,072
Pepco Holdings, Inc. (Electric)	4,687	93,131
PG&E Corp. (Electric)	8,829	375,409
Piedmont Natural Gas Co., Inc. (Gas)	1,526	48,634
Pinnacle West Capital Corp. (Electric)	2,289	121,248
PNM Resources, Inc. (Electric)	1,635	36,232
Portland General Electric Co. (Electric)	1,526	41,812
PPL Corp. (Electric)	11,990	354,664
Public Service Enterprise Group, Inc. (Electric)	10,464	335,267
Questar Corp. (Gas)	3,597	72,803
SCANA Corp. (Electric)	2,725	133,743
Sempra Energy (Gas)	4,687	326,919
South Jersey Industries, Inc. (Gas)	654	33,086
Southern Co. (Electric)	18,094	847,524
Southwest Gas Corp. (Gas)	981	42,644
Spectra Energy Corp. (Pipelines)	13,516	390,207
TECO Energy, Inc. (Electric)	4,251	75,965
The AES Corp. (Electric)	12,753	133,269
UGI Corp. (Gas)	2,289	73,912
UIL Holdings Corp. (Electric)	1,090	39,425
UNS Energy Corp. (Electric)	872	37,182
Vectren Corp. (Gas)	1,744	51,570
Westar Energy, Inc. (Electric)	2,616	77,695
WGL Holdings, Inc. (Gas)	1,090	43,349
Wisconsin Energy Corp. (Electric)	4,796	184,502
Xcel Energy, Inc. (Electric)	10,028	283,291
TOTAL COMMON STOCKS (Cost $9,650,775)		11,628,735

	Principal Amount	Value
Repurchase Agreements(a)(b)(43.7%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $8,245,048	$8,245,000	$8,245,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,245,000)		8,245,000

TOTAL INVESTMENT SECURITIES (Cost $17,895,775) - 105.4%		19,873,735
Net other assets (liabilities) - (5.4)%		(1,024,965)

NET ASSETS - 100.0%		$18,848,770

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $3,796,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$8,399,345	$50,974
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	8,256,032	61,546
		$112,520

Utilities UltraSector ProFund invested in the following industries as of October 31, 2012:

	Value	% of Net Assets
Electric	$9,444,373	50.0%
Gas	1,372,912	7.3%
Pipelines	591,279	3.2%
Water	220,171	1.2%
Other**	7,220,035	38.3%
Total	$18,848,770	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.9%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $4,722,028	$4,722,000	$4,722,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,722,000)		4,722,000

TOTAL INVESTMENT SECURITIES (Cost $4,722,000) - 97.9%		4,722,000
Net other assets (liabilities) - 2.1%		101,522

NET ASSETS - 100.0%		$4,823,522

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,363,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(3,270,765)	$(10,319)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(1,553,562)	(2,957)
		$(13,276)

See accompanying notes to the schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.7%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $6,581,039	$6,581,000	$6,581,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,581,000)		6,581,000

TOTAL INVESTMENT SECURITIES (Cost $6,581,000) - 103.7%		6,581,000
Net other assets (liabilities) - (3.7)%		(237,270)

NET ASSETS - 100.0%		$6,343,730

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,472,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(2,511,876)	$(106,158)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(3,830,829)	(120,024)
		$(226,182)

See accompanying notes to the schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(123.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $3,992,023	$3,992,000	$3,992,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,992,000)		3,992,000

TOTAL INVESTMENT SECURITIES (Cost $3,992,000) - 123.4%		3,992,000
Net other assets (liabilities) - (23.4)%		(757,894)

NET ASSETS - 100.0%		$3,234,106

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $924,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(743,110)	$(1,626)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(2,494,142)	(13,166)
		$(14,792)

See accompanying notes to the schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (47.0%)
U.S. Treasury Bonds, 2.75%, 8/15/42	$13,920,000	$13,591,575
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,300,893)		13,591,575

Repurchase Agreements(a)(b)(75.4%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $21,780,128	21,780,000	21,780,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,780,000)		21,780,000

TOTAL INVESTMENT SECURITIES (Cost $35,080,893) - 122.4%		35,371,575
Net other assets (liabilities) - (22.4)%		(6,477,078)

NET ASSETS - 100.0%		$28,894,497

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $1,150,000.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.75% due on 8/15/42	$6,932,484	$110,648
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 2.75% due on 8/15/42	15,427,219	225,642
		$336,290

See accompanying notes to schedule of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(94.8%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $29,397,173	$29,397,000	$29,397,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,397,000)		29,397,000

TOTAL INVESTMENT SECURITIES (Cost $29,397,000) - 94.8%		29,397,000
Net other assets (liabilities) - 5.2%		1,613,833

NET ASSETS - 100.0%		$31,010,833

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $10,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 1.625% due on 8/15/22	$(30,202,875)	$(68,983)
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 1.625% due on 8/15/22	(794,813)	(2,385)
		$(71,368)

See accompanying notes to schedule of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(87.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $116,679,685	$116,679,000	$116,679,000

TOTAL REPURCHASE AGREEMENTS (Cost $116,679,000)		116,679,000

TOTAL INVESTMENT SECURITIES (Cost $116,679,000) - 87.6%		116,679,000
Net other assets (liabilities) - 12.4%		16,538,118

NET ASSETS - 100.0%		$133,217,118

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2012, the aggregate amount held in a segregated account was $3,740,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 2.75% due on 8/15/42	$(136,111,031)	$(2,156,617)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 2.75% due on 8/15/42	(29,292,188)	(481,230)
		$(2,637,847)

See accompanying notes to schedule of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.6%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $56,680,333	$56,680,000	$56,680,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,680,000)		56,680,000

TOTAL INVESTMENT SECURITIES (Cost $56,680,000) - 97.6%		56,680,000
Net other assets (liabilities) - 2.4%		1,373,081

NET ASSETS - 100.0%		$58,053,081

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2012, the aggregate amount held in a segregated account was $5,633,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedule of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

At October 31, 2012, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	11/9/12	2,000,349	$3,214,968	$3,227,457	$(12,489)
Canadian Dollar vs. U.S. Dollar	11/9/12	2,993,019	3,026,943	2,996,966	29,977
Euro vs. U.S. Dollar	11/9/12	9,379,341	12,109,748	12,156,649	(46,901)
Japanese Yen vs. U.S. Dollar	11/9/12	117,430,152	1,491,267	1,471,482	19,785
Swedish Krona vs. U.S. Dollar	11/9/12	8,316,402	1,242,344	1,253,912	(11,568)
Swiss Franc vs. U.S. Dollar	11/9/12	937,090	1,000,371	1,006,674	(6,303)
Total Short Contracts			$22,085,641	$22,113,140	$(27,499)

At October 31, 2012, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	11/9/12	2,306,593	3,709,231	3,721,566	(12,335)
Canadian Dollar vs. U.S. Dollar	11/9/12	2,286,684	2,311,262	2,289,700	21,562
Euro vs. U.S. Dollar	11/9/12	16,598,506	21,433,150	21,513,474	(80,324)
Japanese Yen vs. U.S. Dollar	11/9/12	519,987,181	6,607,234	6,515,801	91,433
Swedish Krona vs. U.S. Dollar	11/9/12	8,119,528	1,212,527	1,224,228	(11,701)
Swiss Franc vs. U.S. Dollar	11/9/12	1,026,284	1,095,458	1,102,492	(7,034)
Total Short Contracts			$36,368,862	$36,367,261	$1,601

See accompanying notes to schedule of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2012 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(104.0%)
Repurchase Agreements with various counterparties, rates 0.20%-0.23%, dated 10/31/12, due 11/1/12, total to be received $8,047,047	$8,047,000	$8,047,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,047,000)		8,047,000

TOTAL INVESTMENT SECURITIES (Cost $8,047,000) - 104.0%		8,047,000
Net other assets (liabilities) - (4.0)%		(310,037)

NET ASSETS - 100.0%		$7,736,963

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2012, the aggregate amount held in a segregated account was $343,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedule of portfolio investments.

At October 31, 2012, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	11/9/12	418,626	$673,429	$675,431	$2,002
Canadian Dollar vs. U.S. Dollar	11/9/12	600,451	608,311	601,243	(7,068)
Euro vs. U.S. Dollar	11/9/12	2,483,980	3,212,835	3,219,509	6,674
Japanese Yen vs. U.S. Dollar	11/9/12	51,753,038	658,479	648,502	(9,977)
Swedish Krona vs. U.S. Dollar	11/9/12	2,054,584	307,528	309,782	2,254
Swiss Franc vs. U.S. Dollar	11/9/12	171,824	183,781	184,583	802
Total Long Contracts			$5,644,363	$5,639,050	$(5,313)

At October 31, 2012, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	11/9/12	436,947	$704,336	$704,991	$(655)
Canadian Dollar vs. U.S. Dollar	11/9/12	525,574	529,336	526,267	3,069
Euro vs. U.S. Dollar	11/9/12	2,568,700	3,325,719	3,329,315	(3,596)
Japanese Yen vs. U.S. Dollar	11/9/12	63,705,758	794,801	798,277	(3,476)
Swedish Krona vs. U.S. Dollar	11/9/12	1,611,826	240,437	243,024	(2,587)
Swiss Franc vs. U.S. Dollar	11/9/12	194,721	208,403	209,180	(777)
Total Short Contracts			$5,803,032	$5,811,054	$(8,022)

Long:
British Pound Sterling vs. U.S. Dollar	11/9/12	600,924	966,249	969,559	3,310
Canadian Dollar vs. U.S. Dollar	11/9/12	639,089	646,690	639,932	(6,758)
Euro vs. U.S. Dollar	11/9/12	3,599,450	4,652,089	4,665,280	13,191
Japanese Yen vs. U.S. Dollar	11/9/12	98,135,973	1,248,889	1,229,712	(19,177)
Swedish Krona vs. U.S. Dollar	11/9/12	1,779,525	266,296	268,309	2,013
Swiss Franc vs. U.S. Dollar	11/9/12	288,461	308,156	309,881	1,725
Total Long Contracts			$8,088,369	$8,082,673	$(5,696)

See accompanying notes to schedule of portfolio investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

October 31, 2012 (unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds” and, individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase securities purchased by a ProFund at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the Trust and Access One Trust may invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

The investments of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

At October 31, 2012, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.23%, dated 10/31/12, due 11/1/12(1)	HSBC Securities (USA), Inc., 0.20%, dated 10/31/12, due 11/1/12(2)	UBS Securities, LLC, 0.20%, dated 10/31/12, due 11/1/12(3)	UMB Bank NA, 0.20%, dated 10/31/12, due 11/1/12(4)
Bull ProFund	$13,251,000	$10,526,000	$4,952,000	$6,166,000
Mid-Cap ProFund	1,610,000	1,278,000	601,000	753,000
Small-Cap ProFund	1,360,000	1,080,000	507,000	637,000
NASDAQ-100 ProFund	20,502,000	16,286,000	7,663,000	9,539,000
Large-Cap Value ProFund	41,000	32,000	15,000	21,000
Mid-Cap Value ProFund	31,000	24,000	11,000	16,000
Small-Cap Value ProFund	4,000	3,000	1,000	4,000
Small-Cap Growth ProFund	1,000	—	—	2,000
Europe 30 ProFund	8,000	6,000	3,000	5,000
UltraBull ProFund	4,759,000	3,779,000	1,777,000	2,219,000
UltraMid-Cap ProFund	3,929,000	3,121,000	1,468,000	1,833,000
UltraSmall-Cap ProFund	6,407,000	5,089,000	2,394,000	2,990,000
UltraDow 30 ProFund	1,460,000	1,159,000	544,000	684,000
UltraNASDAQ-100 ProFund	17,782,000	14,125,000	6,646,000	8,274,000
UltraInternational ProFund	16,209,000	12,876,000	6,058,000	7,543,000
UltraEmerging Markets ProFund	3,662,000	2,908,000	1,368,000	1,709,000
UltraLatin America ProFund	1,805,000	1,434,000	674,000	845,000
UltraChina ProFund	1,568,000	1,245,000	585,000	735,000
UltraJapan ProFund	3,759,000	2,987,000	1,405,000	1,752,000
Bear ProFund	11,035,000	8,766,000	4,124,000	5,136,000
Short Small-Cap ProFund	1,809,000	1,436,000	675,000	848,000
Short NASDAQ-100 ProFund	1,589,000	1,263,000	593,000	743,000
UltraBear ProFund	10,243,000	8,137,000	3,828,000	4,769,000
UltraShort Mid-Cap ProFund	985,000	783,000	368,000	463,000
UltraShort Small-Cap ProFund	4,860,000	3,860,000	1,815,000	2,270,000
UltraShort Dow 30 ProFund	2,318,000	1,841,000	865,000	1,082,000
UltraShort NASDAQ-100 ProFund	5,674,000	4,506,000	2,120,000	2,644,000
UltraShort International ProFund	7,122,000	5,657,000	2,661,000	3,317,000
UltraShort Emerging Markets ProFund	1,560,000	1,239,000	582,000	731,000
UltraShort Latin America ProFund	1,502,000	1,192,000	561,000	704,000
UltraShort China ProFund	950,000	754,000	354,000	448,000
UltraShort Japan ProFund	723,000	575,000	270,000	339,000
Banks UltraSector ProFund	2,704,000	2,147,000	1,010,000	1,264,000
Basic Materials UltraSector ProFund	2,193,000	1,741,000	819,000	1,024,000
Biotechnology UltraSector ProFund	7,043,000	5,594,000	2,632,000	3,280,000
Consumer Goods UltraSector ProFund	361,000	287,000	135,000	173,000
Consumer Services UltraSector ProFund	1,260,000	1,001,000	470,000	591,000
Financials UltraSector ProFund	1,583,000	1,258,000	591,000	741,000
Health Care UltraSector ProFund	3,087,000	2,453,000	1,152,000	1,443,000
Industrials UltraSector ProFund	644,000	511,000	239,000	305,000
Internet UltraSector ProFund	2,506,000	1,991,000	936,000	1,171,000
Mobile Telecommunications UltraSector ProFund	3,654,000	2,902,000	1,364,000	1,706,000
Oil & Gas UltraSector ProFund	3,241,000	2,573,000	1,210,000	1,515,000
Oil Equipment, Services & Distribution UltraSector ProFund	1,293,000	1,028,000	483,000	606,000
Pharmaceuticals UltraSector ProFund	1,913,000	1,520,000	715,000	895,000
Precious Metals UltraSector ProFund	14,795,000	11,753,000	5,530,000	6,883,000
Real Estate UltraSector ProFund	4,757,000	3,778,000	1,777,000	2,217,000
Semiconductor UltraSector ProFund	993,000	788,000	371,000	469,000
Technology UltraSector ProFund	1,308,000	1,038,000	488,000	614,000
Telecommunications UltraSector ProFund	805,000	639,000	300,000	381,000
Utilities UltraSector ProFund	3,130,000	2,486,000	1,169,000	1,460,000
Short Oil & Gas ProFund	1,792,000	1,423,000	668,000	839,000
Short Precious Metals ProFund	2,498,000	1,984,000	933,000	1,166,000
Short Real Estate ProFund	1,515,000	1,203,000	565,000	709,000
U.S. Government Plus ProFund	8,270,000	6,569,000	3,091,000	3,850,000
Rising Rates Opportunity 10 ProFund	11,162,000	8,868,000	4,172,000	5,195,000
Rising Rates Opportunity ProFund	44,309,000	35,198,000	16,563,000	20,609,000
Rising U.S. Dollar ProFund	21,523,000	17,097,000	8,045,000	10,015,000
Falling U.S. Dollar ProFund	3,054,000	2,427,000	1,140,000	1,426,000

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at October 31, 2012 as follows:

(1)	U.S. Treasury Notes, 0.375% to 0.50%, due 10/15/14 to 4/15/15, which had an aggregate value of $305,917,773.
(2)	U.S. Treasury Strips, effective yield or interest rate in effect as of October 31, 2012 2.945% to 3.00%, due 5/15/39 to 11/15/40, which had an aggregate value of $243,000,788.
(3)	U.S. Treasury Notes, 1.00% to 2.75%, due 10/31/13 to 3/31/17, which had an aggregate value of $114,305,083.
(4)

U.S. Treasury Notes, 0.875%, due 2/28/17, Federal Home Loan Banks, 0.98% to 2.75%, due 1/16/13 to 9/11/17, Federal Home Loan Mortgage Corp., 1.00% to 3.50%, due 5/29/13 to 7/17/17, Federal Farm Credit Bank, 0.92%, due 11/26/13, Federal National Mortgage Association, 0.50% to 1.50%, due 8/9/13 to 10/10/17, which had an aggregate value of $142,701,820.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”).  Equity REITs invest primarily in real property while mortgage REITs invest in construction, development and long-term mortgage loans. A REIT’s value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of October 31, 2012, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective. Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of the Trust, the Advisor had claimed an exemption from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”).  Therefore, during the reporting period, neither the Trust nor the Advisor was subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that will affect the Advisor and certain ProFunds’ abilities to continue to claim this exemption after December 31, 2012. Because of these amendments, the Advisor registered as a “commodity pool operator” and certain ProFunds and the Advisor are subject to regulation under the CEA.  In addition, the CFTC, in conjunction with other federal regulators, also recently proposed stricter margin requirements for certain swap transactions.  If adopted, the proposed requirements could increase the amount of margin necessary to conduct many swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions.  The CFTC amendments and/or the rule proposals may affect the ability of the ProFunds to use swap agreements as well as futures contracts and options on futures contracts or commodities, and may substantially increase regulatory compliance costs for the Advisor and the ProFunds.  As of the date of this report, the ultimate impact of the CFTC amendments and/or the rule proposals on the ProFunds is uncertain.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

Each ProFund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. Each ProFund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  Although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible, under certain circumstances, that these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may lose their margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom these ProFunds have an open forward position, defaults or becomes bankrupt.  As of October 31, 2012, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.  Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash determined to be liquid. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the ProFunds’ net assets.  At this time, management is evaluating any impact ASU 2011-11 may have on the ProFunds’ financial statements disclosures.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

For the quarter ended October 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of October 31, 2012, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^
Bull ProFund
Common Stocks	$41,679,252	$—	$—	$—	$41,679,252	$—
Repurchase Agreements	—	—	34,895,000	—	34,895,000	—
Futures Contracts	—	(358,243)	—	—	—	(358,243)
Swap Agreements	—	—	—	(481,949)	—	(481,949)
Total	$41,679,252	$(358,243)	$34,895,000	$(481,949)	$76,574,252	$(840,192)

Mid-Cap ProFund
Common Stocks	24,271,038	—	—	—	24,271,038	—
Repurchase Agreements	—	—	4,242,000	—	4,242,000	—
Futures Contracts	—	(71,584)	—	—	—	(71,584)
Swap Agreements	—	—	—	(133,576)	—	(133,576)
Total	$24,271,038	$(71,584)	$4,242,000	$(133,576)	$28,513,038	$(205,160)

Small-Cap ProFund
Common Stocks	7,433,573	—	—	—	7,433,573	—
Repurchase Agreements	—	—	3,584,000	—	3,584,000	—
Futures Contracts	—	(24,714)	—	—	—	(24,714)
Swap Agreements	—	—	—	(240,559)	—	(240,559)
Total	$7,433,573	$(24,714)	$3,584,000	$(240,559)	$11,017,573	$(265,273)

NASDAQ-100 ProFund
Common Stocks	17,703,788	—	—	—	17,703,788	—
Repurchase Agreements	—	—	53,990,000	—	53,990,000	—
Futures Contracts	—	(259,357)	—	—	—	(259,357)
Swap Agreements	—	—	—	(494,099)	—	(494,099)
Total	$17,703,788	$(259,357)	$53,990,000	$(494,099)	$71,693,788	$(753,456)

Large-Cap Value ProFund
Common Stocks	51,399,892	—	—	—	51,399,892	—
Repurchase Agreements	—	—	109,000	—	109,000	—
Total	$51,399,892	$—	$109,000	$—	$51,508,892	$—

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

Large-Cap Growth ProFund
Common Stocks	$32,447,884	$—	$—	$—	$32,447,884	$—
Total	$32,447,884	$—	$—	$—	$32,447,884	$—

Mid-Cap Value ProFund
Common Stocks	12,793,309	—	—	—	12,793,309	—
Repurchase Agreements	—	—	82,000	—	82,000	—
Total	$12,793,309	$—	$82,000	$—	$12,875,309	$—

Mid-Cap Growth ProFund
Common Stocks	10,973,012	—	—	—	10,973,012	—
Total	$10,973,012	$—	$—	$—	$10,973,012	$—

Small-Cap Value ProFund
Common Stocks	25,986,969	—	—	—	25,986,969	—
Repurchase Agreements	—	—	12,000	—	12,000	—
Total	$25,986,969	$—	$12,000	$—	$25,998,969	$—

Small-Cap Growth ProFund
Common Stocks	5,608,083	—	—	—	5,608,083	—
Repurchase Agreements	—	—	3,000	—	3,000	—
Total	$5,608,083	$—	$3,000	$—	$5,611,083	$—

Europe 30 ProFund
Common Stocks	7,837,853	—	—	—	7,837,853	—
Repurchase Agreements	—	—	22,000	—	22,000	—
Total	$7,837,853	$—	$22,000	$—	$7,859,853	$—

UltraBull ProFund
Common Stocks	30,497,016	—	—	—	30,497,016	—
Repurchase Agreements	—	—	12,534,000	—	12,534,000	—
Futures Contracts	—	(106,177)	—	—	—	(106,177)
Swap Agreements	—	—	—	(1,662,402)	—	(1,662,402)
Total	$30,497,016	$(106,177)	$12,534,000	$(1,662,402)	$43,031,016	$(1,768,579)

UltraMid-Cap ProFund
Common Stocks	17,444,809	—	—	—	17,444,809	—
Repurchase Agreements	—	—	10,351,000	—	10,351,000	—
Futures Contracts	—	(118,488)	—	—	—	(118,488)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

Swap Agreements	$—	$—	$—	$(359,903)	$—	$(359,903)
Total	$17,444,809	$(118,488)	$10,351,000	$(359,903)	$27,795,809	$(478,391)

UltraSmall-Cap ProFund
Common Stocks	18,996,906	—	—	—	18,996,906	—
Repurchase Agreements	—	—	16,880,000	—	16,880,000	—
Futures Contracts	—	(136,958)	—	—	—	(136,958)
Swap Agreements	—	—	—	(1,076,030)	—	(1,076,030)
Total	$18,996,906	$(136,958)	$16,880,000	$(1,076,030)	$35,876,906	$(1,212,988)

UltraDow 30 ProFund
Common Stocks	10,283,381	—	—	—	10,283,381	—
Repurchase Agreements	—	—	3,847,000	—	3,847,000	—
Futures Contracts	—	(23,922)	—	—	—	(23,922)
Swap Agreements	—	—	—	(477,401)	—	(477,401)
Total	$10,283,381	$(23,922)	$3,847,000	$(477,401)	$14,130,381	$(501,323)

UltraNASDAQ-100 ProFund
Common Stocks	87,297,989	—	—	—	87,297,989	—
Repurchase Agreements	—	—	46,827,000	—	46,827,000	—
Futures Contracts	—	(867,767)	—	—	—	(867,767)
Swap Agreements	—	—	—	(9,803,804)	—	(9,803,804)
Total	$87,297,989	$(867,767)	$46,827,000	$(9,803,804)	$134,124,989	$(10,671,571)

UltraInternational ProFund
Repurchase Agreements	—	—	42,686,000	—	42,686,000	—
Swap Agreements	—	—	—	(829,019)	—	(829,019)
Total	$—	$—	$42,686,000	$(829,019)	$42,686,000	$(829,019)

UltraEmerging Markets ProFund
Common Stocks	17,612,000	—	—	—	17,612,000	—
Preferred Stocks	5,240,118	—	—	—	5,240,118	—
Repurchase Agreements	—	—	9,647,000	—	9,647,000	—
Swap Agreements	—	—	—	(717,340)	—	(717,340)
Total	$22,852,118	$—	$9,647,000	$(717,340)	$32,499,118	$(717,340)

UltraLatin America ProFund
Common Stocks	8,260,783	—	—	—	8,260,783	—
Preferred Stocks	4,840,627	—	—	—	4,840,627	—

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

Repurchase Agreements	$—	$—	$4,758,000	$—	$4,758,000	$—
Swap Agreements	—	—	—	(365,675)	—	(365,675)
Total	$13,101,410	$—	$4,758,000	$(365,675)	$17,859,410	$(365,675)

UltraChina ProFund
Common Stocks	11,150,032	—	—	—	11,150,032	—
Repurchase Agreements	—	—	4,133,000	—	4,133,000	—
Swap Agreements	—	—	—	275,504	—	275,504
Total	$11,150,032	$—	$4,133,000	$275,504	$15,283,032	$275,504

UltraJapan ProFund
Repurchase Agreements	—	—	9,903,000	—	9,903,000	—
Futures Contracts	—	445,640	—	—	—	445,640
Swap Agreements	—	—	—	(11,004)	—	(11,004)
Total	$—	$445,640	$9,903,000	$(11,004)	$9,903,000	$434,636

Bear ProFund
Repurchase Agreements	—	—	29,061,000	—	29,061,000	—
Futures Contracts	—	83,679	—	—	—	83,679
Swap Agreements	—	—	—	574,723	—	574,723
Total	$—	$83,679	$29,061,000	$574,723	$29,061,000	$658,402

Short Small-Cap ProFund
Repurchase Agreements	—	—	4,768,000	—	4,768,000	—
Futures Contracts	—	34,451	—	—	—	34,451
Swap Agreements	—	—	—	43,877	—	43,877
Total	$—	$34,451	$4,768,000	$43,877	$4,768,000	$78,328

Short NASDAQ-100 ProFund
Repurchase Agreements	—	—	4,188,000	—	4,188,000	—
Futures Contracts	—	42,554	—	—	—	42,554
Swap Agreements	—	—	—	23,191	—	23,191
Total	$—	$42,554	$4,188,000	$23,191	$4,188,000	$65,745

UltraBear ProFund
Repurchase Agreements	—	—	26,977,000	—	26,977,000	—
Futures Contracts	—	207,151	—	—	—	207,151
Swap Agreements	—	—	—	1,420,253	—	1,420,253
Total	$—	$207,151	$26,977,000	$1,420,253	$26,977,000	$1,627,404

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,599,000	$—	$2,599,000	$—
Futures Contracts	—	5,921	—	—	—	5,921
Swap Agreements	—	—	—	74,123	—	74,123
Total	$—	$5,921	$2,599,000	$74,123	$2,599,000	$80,044

UltraShort Small-Cap ProFund
Repurchase Agreements	—	—	12,805,000	—	12,805,000	—
Futures Contracts	—	72,746	—	—	—	72,746
Swap Agreements	—	—	—	607,157	—	607,157
Total	$—	$72,746	$12,805,000	$607,157	$12,805,000	$679,903

UltraShort Dow 30 ProFund
Repurchase Agreements	—	—	6,106,000	—	6,106,000	—
Futures Contracts	—	21,031	—	—	—	21,031
Swap Agreements	—	—	—	325,202	—	325,202
Total	$—	$21,031	$6,106,000	$325,202	$6,106,000	$346,233

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	—	—	14,944,000	—	14,944,000	—
Futures Contracts	—	182,695	—	—	—	182,695
Swap Agreements	—	—	—	707,134	—	707,134
Total	$—	$182,695	$14,944,000	$707,134	$14,944,000	$889,829

UltraShort International ProFund
Repurchase Agreements	—	—	18,757,000	—	18,757,000	—
Swap Agreements	—	—	—	97,232	—	97,232
Total	$—	$—	$18,757,000	$97,232	$18,757,000	$97,232

UltraShort Emerging Markets ProFund
Repurchase Agreements	—	—	4,112,000	—	4,112,000	—
Swap Agreements	—	—	—	115,143	—	115,143
Total	$—	$—	$4,112,000	$115,143	$4,112,000	$115,143

UltraShort Latin America ProFund
Repurchase Agreements	—	—	3,959,000	—	3,959,000	—
Swap Agreements	—	—	—	114,795	—	114,795
Total	$—	$—	$3,959,000	$114,795	$3,959,000	$114,795

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,506,000	$—	$2,506,000	$—
Swap Agreements	—	—	—	(61,322)	—	(61,322)
Total	$—	$—	$2,506,000	$(61,322)	$2,506,000	$(61,322)

UltraShort Japan ProFund
Repurchase Agreements	—	—	1,907,000	—	1,907,000	—
Futures Contracts	—	24,004	—	—	—	24,004
Swap Agreements	—	—	—	(288)	—	(288)
Total	$—	$24,004	$1,907,000	$(288)	$1,907,000	$23,716

Banks UltraSector ProFund
Common Stocks	10,514,058	—	—	—	10,514,058	—
Repurchase Agreements	—	—	7,125,000	—	7,125,000	—
Swap Agreements	—	—	—	48,562	—	48,562
Total	$10,514,058	$—	$7,125,000	$48,562	$17,639,058	$48,562

Basic Materials UltraSector ProFund
Common Stocks	9,440,084	—	—	—	9,440,084	—
Repurchase Agreements	—	—	5,777,000	—	5,777,000	—
Swap Agreements	—	—	—	11,768	—	11,768
Total	$9,440,084	$—	$5,777,000	$11,768	$15,217,084	$11,768

Biotechnology UltraSector ProFund
Common Stocks	26,276,142	—	—	—	26,276,142	—
Repurchase Agreements	—	—	18,549,000	—	18,549,000	—
Swap Agreements	—	—	—	(582,922)	—	(582,922)
Total	$26,276,142	$—	$18,549,000	$(582,922)	$44,825,142	$(582,922)

Consumer Goods UltraSector ProFund
Common Stocks	1,298,712	—	—	—	1,298,712	—
Repurchase Agreements	—	—	956,000	—	956,000	—
Swap Agreements	—	—	—	14,168	—	14,168
Total	$1,298,712	$—	$956,000	$14,168	$2,254,712	$14,168

Consumer Services UltraSector ProFund
Common Stocks	5,708,969	—	—	—	5,708,969	—

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

Repurchase Agreements	$—	$—	$3,322,000	$—	$3,322,000	$—
Swap Agreements	—	—	—	(12,408)	—	(12,408)
Total	$5,708,969	$—	$3,322,000	$(12,408)	$9,030,969	$(12,408)

Financials UltraSector ProFund
Common Stocks	4,661,601	—	—	—	4,661,601	—
Repurchase Agreements	—	—	4,173,000	—	4,173,000	—
Swap Agreements	—	—	—	21,178	—	21,178
Total	$4,661,601	$—	$4,173,000	$21,178	$8,834,601	$21,178

Health Care UltraSector ProFund
Common Stocks	8,344,967	—	—	—	8,344,967	—
Repurchase Agreements	—	—	8,135,000	—	8,135,000	—
Swap Agreements	—	—	—	(97,214)	—	(97,214)
Total	$8,344,967	$—	$8,135,000	$(97,214)	$16,479,967	$(97,214)

Industrials UltraSector ProFund
Common Stocks	297,311	—	—	—	297,311	—
Repurchase Agreements	—	—	1,699,000	—	1,699,000	—
Swap Agreements	—	—	—	27,088	—	27,088
Total	$297,311	$—	$1,699,000	$27,088	$1,996,311	$27,088

Internet UltraSector ProFund
Common Stocks	6,853,444	—	—	—	6,853,444	—
Repurchase Agreements	—	—	6,604,000	—	6,604,000	—
Swap Agreements	—	—	—	(98,031)	—	(98,031)
Total	$6,853,444	$—	$6,604,000	$(98,031)	$13,457,444	$(98,031)

Mobile Telecommunications UltraSector ProFund
Common Stocks	9,826,608	—	—	—	9,826,608	—
Repurchase Agreements	—	—	9,626,000	—	9,626,000	—
Swap Agreements	—	—	—	103,156	—	103,156
Total	$9,826,608	$—	$9,626,000	$103,156	$19,452,608	$103,156

Oil & Gas UltraSector ProFund
Common Stocks	28,960,840	—	—	—	28,960,840	—
Repurchase Agreements	—	—	8,539,000	—	8,539,000	—
Swap Agreements	—	—	—	53,211	—	53,211
Total	$28,960,840	$—	$8,539,000	$53,211	$37,499,840	$53,211

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$10,028,339	$—	$—	$—	$10,028,339	$—
Repurchase Agreements	—	—	3,410,000	—	3,410,000	—
Swap Agreements	—	—	—	(235,211)	—	(235,211)
Total	$10,028,339	$—	$3,410,000	$(235,211)	$13,438,339	$(235,211)

Pharmaceuticals UltraSector ProFund
Common Stocks	9,992,722	—	—	—	9,992,722	—
Repurchase Agreements	—	—	5,043,000	—	5,043,000	—
Swap Agreements	—	—	—	(122,080)	—	(122,080)
Total	$9,992,722	$—	$5,043,000	$(122,080)	$15,035,722	$(122,080)

Precious Metals UltraSector ProFund
Repurchase Agreements	—	—	38,961,000	—	38,961,000	—
Swap Agreements	—	—	—	1,796,577	—	1,796,577
Total	$—	$—	$38,961,000	$1,796,577	$38,961,000	$1,796,577

Real Estate UltraSector ProFund
Common Stocks	16,958,680	—	—	—	16,958,680	—
Repurchase Agreements	—	—	12,529,000	—	12,529,000	—
Swap Agreements	—	—	—	74,351	—	74,351
Total	$16,958,680	$—	$12,529,000	$74,351	$29,487,680	$74,351

Semiconductor UltraSector ProFund
Common Stocks	2,432,414	—	—	—	2,432,414	—
Repurchase Agreements	—	—	2,621,000	—	2,621,000	—
Swap Agreements	—	—	—	(11,620)	—	(11,620)
Total	$2,432,414	$—	$2,621,000	$(11,620)	$5,053,414	$(11,620)

Technology UltraSector ProFund
Common Stocks	6,463,630	—	—	—	6,463,630	—
Repurchase Agreements	—	—	3,448,000	—	3,448,000	—
Swap Agreements	—	—	—	(85,517)	—	(85,517)
Total	$6,463,630	$—	$3,448,000	$(85,517)	$9,911,630	$(85,517)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

Telecommunications UltraSector ProFund
Common Stocks	$4,207,838	$—	$—	$—	$4,207,838	$—
Repurchase Agreements	—	—	2,125,000	—	2,125,000	—
Swap Agreements	—	—	—	(9,880)	—	(9,880)
Total	$4,207,838	$—	$2,125,000	$(9,880)	$6,332,838	$(9,880)

Utilities UltraSector ProFund
Common Stocks	11,628,735	—	—	—	11,628,735	—
Repurchase Agreements	—	—	8,245,000	—	8,245,000	—
Swap Agreements	—	—	—	112,520	—	112,520
Total	$11,628,735	$—	$8,245,000	$112,520	$19,873,735	$112,520

Short Oil & Gas ProFund
Repurchase Agreements	—	—	4,722,000	—	4,722,000	—
Swap Agreements	—	—	—	(13,276)	—	(13,276)
Total	$—	$—	$4,722,000	$(13,276)	$4,722,000	$(13,276)

Short Precious Metals ProFund
Repurchase Agreements	—	—	6,581,000	—	6,581,000	—
Swap Agreements	—	—	—	(226,182)	—	(226,182)
Total	$—	$—	$6,581,000	$(226,182)	$6,581,000	$(226,182)

Short Real Estate ProFund
Repurchase Agreements	—	—	3,992,000	—	3,992,000	—
Swap Agreements	—	—	—	(14,792)	—	(14,792)
Total	$—	$—	$3,992,000	$(14,792)	$3,992,000	$(14,792)

U.S. Government Plus ProFund
U.S. Treasury Obligation	—	—	13,591,575	—	13,591,575	—
Repurchase Agreements	—	—	21,780,000	—	21,780,000	—
Swap Agreements	—	—	—	336,290	—	336,290
Total	$—	$—	$35,371,575	$336,290	$35,371,575	$336,290

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	—	—	29,397,000	—	29,397,000	—
Swap Agreements	—	—	—	(71,368)	—	(71,368)
Total	$—	$—	$29,397,000	$(71,368)	$29,397,000	$(71,368)

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^	Investment Securities	Other financial instruments^

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$116,679,000	$—	$116,679,000	$—
Swap Agreements	—	—	—	(2,637,847)	—	(2,637,847)
Total	$—	$—	$116,679,000	$(2,637,847)	$116,679,000	$(2,637,847)

Rising U.S. Dollar ProFund
Repurchase Agreements	—	—	56,680,000	—	56,680,000	—
Forward Currency Contracts	—	—	—	(25,898)	—	(25,898)
Total	$—	$—	$56,680,000	$(25,898)	$56,680,000	$(25,898)

Falling U.S. Dollar ProFund
Repurchase Agreements	—	—	8,047,000	—	8,047,000	—
Forward Currency Contracts	—	—	—	(19,031)	—	(19,031)
Total	$—	$—	$8,047,000	$(19,031)	$8,047,000	$(19,031)

^

Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. Because a ProFund’s investments in financial instruments may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose a ProFund to potentially dramatic changes (losses or gains) in the value of the instruments. The use of derivatives and aggressive investment techniques also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation.  Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing events may hinder a ProFund’s ability to meet its daily investment objective on that day. Each ProFund

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

(other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2012, the collateral posted for swap agreements by counterparties consisted of U.S. Treasury securities and cash.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains, obtaining exposure to or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At October 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$70,193,843	$9,375,241	$(2,994,832)	$6,380,409
Mid-Cap ProFund	26,230,766	2,787,576	(505,304)	2,282,272
Small-Cap ProFund	9,756,427	1,722,752	(461,606)	1,261,146
NASDAQ-100 ProFund	62,708,450	10,370,301	(1,384,963)	8,985,338
Large-Cap Value ProFund	49,055,440	5,885,798	(3,432,346)	2,453,452
Large-Cap Growth ProFund	28,340,705	6,258,732	(2,151,553)	4,107,179
Mid-Cap Value ProFund	12,294,674	1,859,182	(1,278,547)	580,635
Mid-Cap Growth ProFund	9,796,884	3,465,075	(2,288,947)	1,176,128
Small-Cap Value ProFund	26,518,416	3,162,908	(3,682,355)	(519,447)
Small-Cap Growth ProFund	4,134,906	2,273,352	(797,175)	1,476,177
Europe 30 ProFund	8,540,171	1,164,256	(1,844,574)	(680,318)
UltraBull ProFund	39,390,282	13,808,831	(10,168,097)	3,640,734
UltraMid-Cap ProFund	23,731,175	7,606,343	(3,541,709)	4,064,634
UltraSmall-Cap ProFund	32,842,505	4,736,072	(1,701,671)	3,034,401
UltraDow 30 ProFund	11,632,353	3,734,732	(1,236,704)	2,498,028
UltraNASDAQ-100 ProFund	117,311,361	50,018,142	(33,204,514)	16,813,628
UltraInternational ProFund	42,686,000	—	—	—
UltraEmerging Markets ProFund	35,056,081	4,171,065	(6,728,028)	(2,556,963)
UltraLatin America ProFund	18,715,041	4,998,703	(5,854,334)	(855,631)
UltraChina ProFund	14,407,795	2,653,013	(1,777,776)	875,237
UltraJapan ProFund	9,903,000	—	—	—
Bear ProFund	29,061,000	—	—	—
Short Small-Cap ProFund	4,768,000	—	—	—
Short NASDAQ-100 ProFund	4,188,000	—	—	—
UltraBear ProFund	26,977,000	—	—	—
UltraShort Mid-Cap ProFund	2,599,000	—	—	—
UltraShort Small-Cap ProFund	12,805,000	—	—	—
UltraShort Dow 30 ProFund	6,106,000	—	—	—
UltraShort NASDAQ-100 ProFund	14,944,000	—	—	—
UltraShort International ProFund	18,757,000	—	—	—
UltraShort Emerging Markets ProFund	4,112,000	—	—	—
UltraShort Latin America ProFund	3,959,000	—	—	—
UltraShort China ProFund	2,506,000	—	—	—
UltraShort Japan ProFund	1,907,000	—	—	—
Banks UltraSector ProFund	18,527,137	4,699,868	(5,587,947)	(888,079)
Basic Materials UltraSector ProFund	14,888,205	5,289,103	(4,960,224)	328,879
Biotechnology UltraSector ProFund	40,679,232	5,284,545	(1,138,635)	4,145,910
Consumer Goods UltraSector ProFund	1,912,015	421,739	(79,042)	342,697
Consumer Services UltraSector ProFund	7,975,116	1,477,597	(421,744)	1,055,853
Financials UltraSector ProFund	10,277,023	2,102,381	(3,544,803)	(1,442,422)
Health Care UltraSector ProFund	15,169,367	1,881,478	(570,878)	1,310,600
Industrials UltraSector ProFund	1,942,524	160,585	(106,798)	53,787
Internet UltraSector ProFund	11,372,075	3,372,851	(1,287,482)	2,085,369
Mobile Telecommunications UltraSector ProFund	18,134,089	1,770,996	(452,477)	1,318,519
Oil & Gas UltraSector ProFund	22,276,126	17,458,460	(2,234,746)	15,223,714
Oil Equipment, Services & Distribution UltraSector ProFund	13,151,878	3,423,326	(3,136,865)	286,461
Pharmaceuticals UltraSector ProFund	14,231,752	1,251,772	(447,802)	803,970
Precious Metals UltraSector ProFund	38,961,000	—	—	—
Real Estate UltraSector ProFund	25,236,145	5,906,519	(1,654,984)	4,251,535
Semiconductor UltraSector ProFund	5,344,133	974,274	(1,264,993)	(290,719)
Technology UltraSector ProFund	7,708,988	3,024,192	(821,550)	2,202,642
Telecommunications UltraSector ProFund	5,896,230	689,268	(252,660)	436,608
Utilities UltraSector ProFund	18,591,615	1,977,960	(695,840)	1,282,120
Short Oil & Gas ProFund	4,722,000	—	—	—
Short Precious Metals ProFund	6,581,000	—	—	—
Short Real Estate ProFund	3,992,000	—	—	—
U.S. Government Plus ProFund	36,103,561	290,682	(1,022,668)	(731,986)
Rising Rates Opportunity 10 ProFund	29,397,000	—	—	—
Rising Rates Opportunity ProFund	116,679,000	—	—	—
Rising U.S. Dollar ProFund	56,680,000	—	—	—
Falling U.S. Dollar ProFund	8,047,000	—	—	—

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2012 (unaudited)

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivatives transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,324 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the ProFund for any shortfall in payments from Lehman.  Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and Access One Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common control with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions or written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”).  The Receivables Agreement will not terminate until all Lehman Obligations are paid.  Payments are triggered if any specified fund of a PF Trust, including the ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and SIPC proceedings related to Lehman. Accordingly, no loss is expected to be realized by the ProFund. The fair value of the outstanding forward currency contract balances due from Lehman to the Rising U.S. Dollar ProFund as of October 31, 2012, was $523,154. The fair value of the amount that is estimated to be paid by the Advisor to the Rising U.S. Dollar ProFund as of October 31, 2012 was $1,019,469.  These amounts are included in “net other assets (liabilities) on the Schedule of Portfolio Investments.  All other outstanding forward currency contract balances due from (or to) Lehman have been substantially relieved as of October 31, 2012.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR 279.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ProFunds
By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date:	December 26, 2012

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	December 26, 2012